Filed with the Securities and Exchange Commission on April 26, 1999


Registration No. 33-62793                    Investment Company Act No. 811-5438
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-effective Amendment No. 5
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 5


         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                             (CLASS 1 SUB-ACCOUNTS)
                           (Exact Name of Registrant)

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (Name of Depositor)

                 ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
              (Address of Depositor's Principal Executive Offices)

                                 (203) 926-1888
                         (Depositor's Telephone Number)

                    M. PRICILLA PANNELL, CORPORATE SECRETARY
                 One Corporate Drive, Shelton, Connecticut 06484
               (Name and Address of Agent for Service of Process)

                                    Copy To:


                            T. RICHARD KENNEDY, ESQ.

                                WERNER & KENNEDY
             1633 Broadway, New York, New York 10019 (212) 408-6900

                Approximate Date of Proposed Sale to the Public:


MAY 3,  1999 OR AS SOON AS  PRACTICABLE  FOLLOWING  THE  EFFECTIVE  DATE OF THIS
                            REGISTRATION STATEMENT.


It is proposed that this filing become effective: (check appropriate space)
      immediately upon filing pursuant to paragraph (b) of Rule 485
    X on May 3, 1999  pursuant to  paragraph  (b) of rule  485
      60 days after filing  pursuant to paragraph (a)(i) of rule 485 on ______________pursuant to paragraph (a) (i) of Rule 485
      75 days after filing pursuant to paragraph (a) (ii) of Rule 485 on ______________pursuant to paragraph (a) (ii) of Rule 485
If appropriate,  check the following box:
      This post-effective amendment designates a new effective
date for a previously filed post-effective amendment.
================================================================================

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
------------------------------------------------------------------------------------------------------------------------------------
American Skandia Life Assurance
Corporation Annuity Contracts     Indefinite*            Indefinite*                                        0
====================================================================================================================================
         *Pursuant to Rule 24f-2 of the Investment Company Act of 1940.

--------------------------------------------------------------------------------

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year 1998 was filed within 90 days of the close of the fiscal year.
--------------------------------------------------------------------------------
ASXT[WELLS-XT]

                  CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)

              N-4 Item No.                                                                                        Prospectus Heading

1.            Cover Page                                                                                                  Cover Page

2.            Definitions                                                                                          Glossary of Terms

3.            Synopsis or Highlights                                               What are Some of the Key Features of the Annuity?
                                                                                               Summary of Contract, Fees and Charges

4.            Condensed Financial Information                                                  Condensed Financial Information About
                                                                                                                 Separate Accoount B

5.            General Description of Registrant, Depositor                                                  Who Is American Skandia?
              and Portfolio Companies                                                                    What Are Separate Accounts?

6.            Deductions                                                                        Investment Options, Fees and Charges

7.            General Description of Variable Annuity Contracts                                 Purchasing Your Annuity, Why Would I
                                                                                                    Choose to Purchase this Annuity?
                                                                                  What  are Some of the Key Features of the Annuity?

8.            Annuity Period                                                                            Managing Your Account Value,
                                                                                                             Access to Account Value

9.            Death Benefit                                                         What Triggers  the Payment of a  Death  Benefit?
                                                                       What Options are Available to my  Beneficiary  upon my Death?
                                                                                            When Do You Determine the Death Benefit?

10.           Purchases and Contract Value                                                               Managing Your Account Value

11.           Redemptions                                                           Access to Account Value, Valuing Your Investment

12.           Taxes                                                                                               Tax Considerations

13.           Legal Proceedings                                                                                    Legal Proceedings

14.           Table of Contents of the Statement of Additional Information                                     Available Information


                                                                                                                         SAI Heading

15.           Cover Page                                                                         Statement of Additional Information

16.           Table of Contents                                                                                    Table of Contents

17.           General Information and History                                             General Information About American Skandia

18.           Services                                                                                          Independent Auditors

19.           Purchase of Securities Being Offered                                           Noted in Prospectus under Managing Your
                                                                                                                       Account Value

20.           Underwriters                                                                        Principal Underwriter/Distribution

                                                          (Continued)


                                         CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)

              N-4 Item No.                                                                                              SAI Headings

21.           Calculation of Performance Data                                                     How Performance Data is Calculated

22.           Annuity Payments                                                     Noted in Prospectus under Access to Account Value

23.           Financial Statements                                                                                        Appendix A


                                                                                                                      Part C Heading

24.           Financial Statements and Exhibits                                                                 Financial Statements
                                                                                                                        and Exhibits

25.           Directors and Officers of the Depositor                                            Noted in Prospectus under Executive
                                                                                                              Officers and Directors

26.           Persons Controlled by or Under                                                                Persons Controlled By or
              Common Control with the                                                                  Under Common Control with the
              Depositor or Registrant                                                                        Depositor or Registrant

27.           Number of Contractowners                                                                      Number of Contractowners

28.           Indemnification                                                                                        Indemnification

29.           Principal Underwriters                                                                          Principal Underwriters

30.           Location of Accounts and Records                                                                  Location of Accounts
                                                                                                                         and Records

31.           Management Services                                                                                Management Services

32.           Undertakings                                                                                              Undertakings



                                     AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                 One Corporate Drive, Shelton, Connecticut 06484

This Prospectus describes [Stagecoach Extra Credit Variable Annuity,] a flexible premium deferred annuity (the "Annuity") offered by American Skandia Life Assurance Corporation ("we", "our" or "us"). The Annuity may be offered as an individual annuity contract or as an interest in a group annuity. This Prospectus describes the important features of the Annuity and what you should consider before purchasing the Annuity. We have also filed a Statement of Additional Information that is available from us, without charge, upon your request. The contents of the Statement of Additional Information are described on page 50. The Annuity or certain of its investment options may not be available in all states. Various rights and benefits may differ between states to meet applicable laws and/or regulations. Certain terms are capitalized in this prospectus. Those terms are either defined in the Glossary of Terms or in the context of the particular section.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?
This Annuity is frequently used for retirement planning. It may be used as an investment vehicle for an IRA, SEP-IRA, Roth IRA or Tax Sheltered Annuity (or 403(b)). It may also be used for other purposes that are not "qualified" investments. The Annuity allows you to invest your money in a number of variable investment options as well as in one or more fixed investment options. You are not taxed on any investment gains the Annuity earns until you make a withdrawal from the Annuity or begin to receive annuity payments. This feature, referred to as "tax-deferral", can be beneficial to the growth of your Account Value because money that would otherwise be needed to pay taxes on investment gains each year remains invested and can earn additional money. However, because the Annuity is designed for long-term retirement savings, a 10% penalty tax may be applied on withdrawals you make before you reach age 59 1/2.

WHAT ARE SOME OF THE KEY FEATURES OF THE ANNUITY?
|X| The Annuity is a "flexible premium deferred annuity." It is called "flexible premium" because you have considerable flexibility in the timing and amount of premium payments. Generally, investors "defer" receiving annuity payments until after an accumulation period.
|X| This Annuity offers both variable and fixed investment options. If you allocate your Account Value to variable investment options, the value of your Annuity will vary daily to reflect the investment performance of the underlying investment options. Fixed investment options of different durations are offered that are guaranteed by us, but may have a Market Value Adjustment.
|X| The Annuity features two distinct phases - the accumulation period and the payout period. During the accumulation period your Account Value is allocated to one or more underlying investment options. The variable investment options, each a Class 1 Sub-account of American Skandia Life Assurance Corporation Variable Account B, invest in an underlying mutual fund portfolio. Currently, portfolios of the following underlying mutual funds are being offered: American Skandia Trust, The Alger American Fund, Montgomery Variable Series, Wells Fargo LAT Trust and Rydex Variable Trust. [Wells Fargo LAT Trust, American Skandia Trust, The Alger American Fund and Montgomery Variable Series.]
|X| During the payout period, commonly called "annuitization," you can elect to receive fixed annuity payments (1) for life; (2) for life with a guaranteed minimum number of payments; (3) based on joint lives; or (4) for a guaranteed number of payments.
|X| This Annuity offers two different types of Credits. We add a Credit to your Annuity with each purchase payment we receive. We also provide an additional 1% credit on Purchase Payments made within the first year and may provide certain additional benefits if your Account Value has not reached a Target Value on its 10th anniversary.
|X| This Annuity offers a basic Death Benefit. It also offers two Optional Death Benefits that provide an enhanced level of protection for your beneficiary(ies) for an additional charge.
|X| You are allowed to withdraw a certain amount of money from your Annuity on an annual basis free of any charges. Other product features allow you to access your Account Value as necessary, although a charge may apply.
|X| Transfers between investment options are tax-free. You may make twelve transfers each year free of charge. We also offer several programs that enable you to manage your Account Value as your financial needs and investment performance change.

--------------------------------------------------------------------------------
These annuities are NOT deposits or obligations of, or issued, guaranteed or endorsed by, any bank,[or bank subsidiary of Wells Fargo Bank, N.A.] are NOT insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. An investment in this annuity involves certain investment risks, including possible loss of principal.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. PLEASE READ THIS PROSPECTUS AND THE CURRENT PROSPECTUS FOR THE UNDERLYING MUTUAL FUNDS. KEEP THEM FOR FUTURE REFERENCE.

          FOR FURTHER INFORMATION CALL 1-800-752-6342[1-800-680-8920].
Prospectus Dated: May 3, 1999                                                 Statement of Additional Information Dated: May 3, 1999
ASXT-PROS- (05/99)                                                                                                          ASXTPROS
[WFVXTC-PROS-(05/99)                                                                                                       WFXTPROS]

HOW DO I PURCHASE THIS ANNUITY?
We sell the Annuity through licensed, registered financial professionals. You must complete an application and submit a minimum initial purchase payment of $1,000. We may allow you to make a lower initial purchase payment provided that the purchase payments received in the first Annuity Year total at least $1,000. If the Annuity is owned by an individual or individuals, the oldest of those persons must be age 80 or under. If the Annuity is owned by an entity, the annuitant must be age 80 or under.

TABLE OF CONTENTS


GLOSSARY OF TERMS..................................................................................................................5


SUMMARY OF CONTRACT FEES AND CHARGES...............................................................................................6


EXPENSE EXAMPLES...................................................................................................................8


INVESTMENT OPTIONS................................................................................................................12

   WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?.............................................................12
   WHAT ARE THE FIXED INVESTMENT OPTIONS?.........................................................................................19

FEES AND CHARGES..................................................................................................................19

   WHAT ARE THE CONTRACT FEES AND CHARGES?........................................................................................19
   WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?..................................................................20
   WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?...................................................................................21
   WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYOUT?..............................................................................21

PURCHASING YOUR ANNUITY...........................................................................................................21

   WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?..........................................................................21

MANAGING YOUR ANNUITY.............................................................................................................21

   MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?................................................................21
   MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?..................................................................................22
   MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?.......................................................................................22
   MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?...................................................................22
   MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?...............................................................22

MANAGING YOUR ACCOUNT VALUE.......................................................................................................22

   HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?...................................................................................22
   HOW DO I RECEIVE CREDITS?......................................................................................................23
   HOW ARE CREDITS APPLIED TO MY ACCOUNT VALUE?...................................................................................23
   ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?.....................................................25
   DO YOU OFFER DOLLAR COST AVERAGING?............................................................................................26
   DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?...............................................................................26
   DO YOU OFFER A PROGRAM TO BALANCE FIXED AND VARIABLE INVESTMENTS?..............................................................26
   MAY I AUTHORIZE MY FINANCIAL REPRESENTATIVE TO MANAGE MY ACCOUNT?..............................................................27
   HOW DO THE FIXED INVESTMENT OPTIONS WORK?......................................................................................27
   HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?..............................................................................27
   HOW DOES THE MARKET VALUE ADJUSTMENT WORK?.....................................................................................28
   WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?.................................................................................29
   ADDITIONAL AMOUNTS IN THE FIXED ALLOCATIONS....................................................................................29

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE..........................................................................................29


ACCESS TO ACCOUNT VALUE...........................................................................................................31

   WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?...............................................................................31
   ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?..................................................................................31
   CAN I WITHDRAW A PORTION OF MY ANNUITY?........................................................................................31
   IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?....................................................................................31
   CAN I MAKE WITHDRAWALS FROM MY ANNUITY WITHOUT A CDSC?.........................................................................32
   HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?..................................................................................32
   CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?...............................................32
   DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(T) OF THE INTERNAL REVENUE CODE?.......................................33
   WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?.............................................................33
   CAN I SURRENDER MY ANNUITY FOR ITS VALUE?......................................................................................33
   WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?....................................................................33
   WHAT TYPES OF ANNUITY PAYMENT OPTIONS ARE AVAILABLE UPON ANNUITIZATION?........................................................34
   HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?...........................................................................34
   HOW ARE ANNUITY PAYMENTS CALCULATED?...........................................................................................34

DEATH BENEFIT.....................................................................................................................35

   WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?..................................................................................35
   DEATH BENEFIT OPTIONS..........................................................................................................35

VALUING YOUR INVESTMENT...........................................................................................................38

   HOW IS MY ACCOUNT VALUE DETERMINED?............................................................................................38
   WHAT IS THE SURRENDER VALUE OF MY ANNUITY?.....................................................................................38
   HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?....................................................................................38
   HOW DO YOU VALUE FIXED ALLOCATIONS?............................................................................................38
   WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?....................................................................................38

TAX CONSIDERATIONS................................................................................................................39

   WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?...............................................................39
   HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?......................................................................39
   IN GENERAL, HOW ARE ANNUITIES TAXED?...........................................................................................39
   HOW ARE DISTRIBUTIONS TAXED?...................................................................................................39
   WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?...................................41
   HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?..........................................................................42
   GENERAL TAX CONSIDERATIONS.....................................................................................................42

GENERAL INFORMATION...............................................................................................................43

   HOW WILL I RECEIVE STATEMENTS AND REPORTS?.....................................................................................44
   WHO IS AMERICAN SKANDIA?.......................................................................................................44
   WHAT ARE SEPARATE ACCOUNTS?....................................................................................................44
   WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?...........................................................................45
   WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?.........................................................................46
   AVAILABLE INFORMATION..........................................................................................................47
   INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE................................................................................47
   HOW TO CONTACT US..............................................................................................................47
   INDEMNIFICATION................................................................................................................48
   LEGAL PROCEEDINGS..............................................................................................................48
   EXECUTIVE OFFICERS AND DIRECTORS...............................................................................................48
   CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............................................................................50

APPENDIX A -FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA...........................................................................1

SELECTED FINANCIAL DATA ...........................................................................................................2
MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS..............................................3
AUDITED CONSOLIDATED FINANCIAL STATEMENTS OFAMERICAN SKANDIA LIFE ASSURANCE
CORPORATION........................................................................................................................1

APPENDIX B -CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B...............................................................1

                                GLOSSARY OF TERMS

Many terms used within this Prospectus are described within the text where they appear. The description of those terms are not repeated in this Glossary of Terms.

Account Value: The value of each allocation to a Sub-account or a Fixed Allocation prior to the Annuity Date, plus any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge and/or any Annual Maintenance Fee. The Account Value includes any additional amounts we applied to your Purchase Payments that we are entitled to recover upon surrender of your Annuity. The Account Value is determined separately for each Sub-account and for each Fixed Allocation, and then totaled to determine Account Value for your entire Annuity. The Account Value of each Fixed Allocation on other than its Maturity Date may be calculated using a market value adjustment.

Annuity Date: The date you choose for annuity payments to commence. There may be a maximum Annuity Date in certain states.

Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed Allocation: An allocation of Account Value that is to be credited a fixed rate of interest for a specified Guarantee Period during the accumulation period.

Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.

Interim Value: As of any particular date, the initial value allocated to the Fixed Allocation plus all interest credited to the Fixed Allocation as of the date calculated, less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market value adjustment used in the determination of Account Value of each Fixed Allocation on a day other than such Fixed Allocation's Maturity Date.

Owner: With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity. With an Annuity issued as a certificate under a group annuity contract, the "Owner" refers to the person or entity who has the rights and benefits designated as to the "Participant" in the certificate.

Surrender Value: The value of your Annuity available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC and Annual Maintenance Fee and any additional amounts we applied to your Purchase Payments that we are entitled to recover upon surrender of your Annuity.

Unit: A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation Day: Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and expenses we charge for the Annuity. Some charges are assessed against your Annuity while others are assessed against assets allocated to the variable investment options. The charges that are assessed against the Annuity include the Contingent Deferred Sales Charge, Annual Maintenance Fee, Transfer Fee and the Tax Charge. The charge that is assessed against the variable investment options is the Insurance Charge, which is the combination of a mortality and expense risk charge and a charge for administration of the Annuity. Each underlying mutual fund portfolio assesses a charge for investment management and for other expenses. The prospectus for each underlying mutual fund provides more detailed information about the expenses for the underlying funds. In certain states, a premium tax charge may be applicable. All of these fees and expenses are described in more detail within this Prospectus.


------------------------------------------------------------------------------------------------------------------------------------
                            Your Transaction Expenses
------------------------------------------------------------------------------------------------------------------------------------
------------------------------- ----------------------------------------------------------------- ---------------------------------
                                                        Amount Deducted/
         Fee/Expense                                 Description Of Charge                                    When Deducted
------------------------------- ----------------------------------------------------------------- ---------------------------------
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ ----------------------------------
Contingent Deferred Sales       Yr. 1   Yr. 2  Yr. 3  Yr. 4   Yr. 5  Yr. 6  Yr. 7   Yr. 8  Yr.              Upon Surrender or
Charge                                                                                      9+             Partial Withdrawal
The charge is a percentage of                                                                    Applicable period measured from the
each applicable purchase                                                                          date  each purchase payment is
payment                                                                                           allocated
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ ----------------------------------
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ ----------------------------------
                                 8.5%   8.5%   8.5%    8.5%   7.5%   5.5%    3.5%   1.5%   0.0%
------------------------------- ------- ------ ------ ------- ------ ------ ------- ------ ------ ----------------------------------
------------------------------- ----------------------------------------------------------------- ----------------------------------
Annual Maintenance Fee                       Smaller of $30 or 2% of Account Value                     Annually on the contract's
                                                                                                  anniversary date or upon surrender
------------------------------- ----------------------------------------------------------------- ----------------------------------
-------------------------------
Transfer Fee                                                 $10.00                             After the 12th transfer each annuity
                                                                                                                  year
------------------------------- ----------------------------------------------------------------- ----------------------------------
------------------------------- ----------------------------------------------------------------- ----------------------------------
Tax Charge                         Depends on the requirements of the applicable jurisdiction                    Various

------------------------------- ----------------------------------------------------------------- ----------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                       Annual Expenses of the Sub-Accounts
      (as a percentage of the average daily net assets of the Sub-accounts)
------------------------------- ----------------------------------------------------------------- ----------------------------------
Mortality & Expense Risk
Charge                                                       1.25%
                                                                                                                  Daily
Administration Charge                                        0.15%

Total  Annual  Expenses of the          1.40% per year of the value of each Sub-account              Applies to Variable Investment
Sub-accounts*                                                                                                 Options only
------------------------------- ----------------------------------------------------------------- ----------------------------------
* The  combination of the Mortality and Expense Risk Charges and  Administration
Charge is referred to as the "Insurance Charge" elsewhere in this prospectus.

------------------------------------------------------------------------------------------------------------------------------------
                                Optional Benefits
We offer two different Optional Death Benefits that provide an enhanced level of protection  for your  beneficiary(ies).  Please  refer to the  section  entitled
"Death  Benefit" for a complete  discussion  of the Optional  Death  Benefits we offer.
------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -------------------------------------------- ----------------------------------------

            Death Benefit Option                 Death Benefit equal to the greater of:            Additional Charge (annually)
---------------------------------------------- -------------------------------------------- ----------------------------------------
---------------------------------------------- -------------------------------------------- ----------------------------------------
                                               1.   Account Value (no MVA)
                                               2.   Sum of Purchase Payments minus
                  OPTION 1                          the proportional impact of                  0.30% of the current Death Benefit
                                                    withdrawals increasing at 5.0%
                                                    annually
                                               3.   Highest Anniversary Value
---------------------------------------------- -------------------------------------------- ----------------------------------------
---------------------------------------------- -------------------------------------------- ----------------------------------------
                                               1.   Account Value (no MVA)
                                               2.   Sum of Purchase Payments minus
                  OPTION 2                          the proportional impact of                  0.50% of the current Death Benefit
                                                    withdrawals increasing at 7.2%
                                                    annually
                                               3.   Highest Anniversary Value
---------------------------------------------- -------------------------------------------- ----------------------------------------

--------------------------------------------------------------------------------
                Underlying Mutual Fund Portfolio Annual Expenses
    (as a percentage of the average net assets of the underlying Portfolios)
--------------------------------------------------------------------------------

Below are the investment management fee, other expenses, and the total annual expenses for each underlying Portfolio as of December 31, 1998. The total annual expenses are the sum of the investment management fee and other expenses. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets. For certain of the underlying Portfolios, a portion of the management fee is being waived and/or other expenses are being partially reimbursed. "N/A" indicates that no portion of the management fee and/or other expenses is being waived and/or reimbursed. Any footnotes about expenses appear after the list of all the portfolios. Those portfolios whose name includes the prefix "AST" are portfolios of American Skandia Trust. The underlying mutual fund portfolio information was provided by the underlying mutual funds and has not been independently verified by us. See the prospectuses or statements of additional information of the underlying Portfolios for further details.

-------------------------------------------- ----------------- ---------------- ------------------ ------------------ --------------

                                                Management          Other         Total Annual        Fee Waivers       Net Annual
           UNDERLYING PORTFOLIO                    Fees           Expenses          Portfolio        and Expense           Fund
                                                                                    Operating       Reimbursement       Operating
                                                                                    Expenses                             Expenses

-------------------------------------------- ----------------- ---------------- ------------------ ------------------ --------------
AST Founders Passport                             1.00%             0.30%             1.30%               N/A              1.30%
AST T. Rowe Price International Equity            1.00%             0.25%             1.25%               N/A              1.25%
AST AIM International Equity(1)                   0.87%             0.26%             1.13%               N/A              1.13%
AST Janus Overseas Growth                         1.00%             0.27%             1.27%               N/A              1.27%
AST American Century International Growth         1.00%             0.65%             1.65%               N/A              1.65%
AST Janus Small-Cap Growth(2)                     0.90%             0.22%             1.12%               N/A              1.12%
AST Kemper Small-Cap Growth(3)                    0.95%             0.60%             1.55%              0.20%             1.35%
AST Lord Abbett Small Cap Value                   0.95%             0.36%             1.31%               N/A              1.31%
AST T. Rowe Price Small Company Value             0.90%             0.21%             1.11%               N/A              1.11%
AST Neuberger Berman Mid-Cap Growth(4)            0.90%             0.17%             1.07%               N/A              1.07%
AST Neuberger Berman Mid-Cap Value(5)             0.90%             0.15%             1.05%               N/A              1.05%
AST T. Rowe Price Natural Resources               0.90%             0.26%             1.16%               N/A              1.16%
AST Oppenheimer Large-Cap Growth(6)               0.90%             0.22%             1.12%               N/A              1.12%
AST Marsico Capital Growth                        0.90%             0.21%             1.11%               N/A              1.11%
AST JanCap Growth                                 0.90%             0.14%             1.04%              0.02%             1.02%
AST Bankers Trust Enhanced 500                    0.60%             0.26%             0.86%              0.06%             0.80%
AST Cohen & Steers Realty                         1.00%             0.30%             1.30%               N/A              1.30%
AST American Century Income & Growth(7)           0.75%             0.25%             1.00%               N/A              1.00%
AST Lord Abbett Growth and Income                 0.75%             0.16%             0.91%               N/A              0.91%
AST INVESCO Equity Income                         0.75%             0.18%             0.93%               N/A              0.93%
AST AIM Balanced(8)                               0.74%             0.26%             1.00%               N/A              1.00%
AST American Century Strategic Balanced           0.85%             0.28%             1.13%               N/A              1.13%
AST T. Rowe Price Asset Allocation                0.85%             0.24%             1.09%               N/A              1.09%
AST T. Rowe Price International Bond              0.80%             0.31%             1.11%               N/A              1.11%
AST Federated High Yield                          0.75%             0.20%             0.95%               N/A              0.95%
AST PIMCO Total Return Bond                       0.65%             0.18%             0.83%               N/A              0.83%
AST PIMCO Limited Maturity Bond                   0.65%             0.21%             0.86%               N/A              0.86%
AST Money Market                                  0.50%             0.16%             0.66%              0.06%             0.60%

The Alger  American Fund - Growth                 0.75%            0.04%             0.79%               N/A              0.79%
portfolio
The Alger  American Fund - MidCap Growth          0.80%            0.04%             0.84%               N/A              0.84%
portfolio

Montgomery Variable Series - Emerging             1.25%            0.56%             1.81%              0.06%             1.75%
Markets portfolio

Wells Fargo LAT Trust - Equity Value              0.59%            1.93%             2.52%              1.43%             1.09%
portfolio

Rydex Variable Trust - Nova portfolio             0.74%            1.47%             2.21%              0.03%             2.18%
Rydex Variable Trust - Ursa portfolio             0.90%            1.57%             2.47%              0.17%             2.30%
Rydex Variable Trust - OTC portfolio              0.72%            1.24%             1.96%               N/A              1.96%
------------------------------------------------------------------------------------------------------------------------------------

Wells Fargo LAT Trust - Asset Allocation          0.60%            0.51%             1.11%              0.19%             0.92%
Wells Fargo LAT Trust -                           0.60%            0.63%             1.23%              0.28%             0.95%
U.S. Government Allocation
Wells Fargo LAT Trust - Growth                    0.60%            0.58%             1.18%              0.14%             1.04%
Wells Fargo LAT Trust - Equity Value              0.59%            1.93%             2.52%              1.43%             1.09%
Wells Fargo LAT Trust - Strategic Growth          0.59%            12.85%            13.44%             12.35%            1.09%
Wells Fargo LAT Trust - Money Market              0.45%            0.83%             1.28%              0.46%             0.82%

AST T. Rowe Price International Equity            1.00%            0.25%             1.25%               N/A              1.25%
AST Janus Small-Cap Growth (1)                    0.90%            0.22%             1.12%               N/A              1.12%
AST T. Rowe Price Small Company Value             0.90%            0.21%             1.11%               N/A              1.11%
AST Neuberger Berman Mid-Cap Growth (2)           0.90%            0.17%             1.07%               N/A              1.07%
AST Neuberger Berman Mid-Cap Value (3)            0.90%            0.15%             1.05%               N/A              1.05%
AST JanCap Growth                                 0.90%            0.14%             1.04%              0.02%             1.02%
AST INVESCO Equity Income                         0.75%            0.18%             0.93%               N/A              0.93%
AST PIMCO Total Return Bond                       0.65%            0.18%             0.83%               N/A              0.83%
AST PIMCO Limited Maturity Bond                   0.65%            0.21%             0.86%               N/A              0.86%

The Alger American Fund - Growth portfolio        0.75%            0.04%             0.79%               N/A              0.79%

Montgomery   Variable   Series  -  Emerging       1.25%            0.56%             1.81%              0.06%             1.75%
Markets portfolio
------------------------------------------------------------------------------------------------------------------------------------

1 Prior to May 3, 1999, the Investment Manager had engaged Putnam Investment Management, Inc. as Sub-Advisor for the Portfolio (formerly the AST Putnam Value Growth & Income portfolio).
2 Prior to January 1, 1999, the Investment Manager had engaged Founders Asset Management, LLC as Sub-advisor for the Portfolio (formerly the Founders Capital Appreciation portfolio).
3    This portfolio commenced operations in January 1999.
4 Prior to May 1, 1998, the Investment Manager had engaged Berger Associates, Inc. as Sub-advisor for the Portfolio (formerly, the Berger Capital Growth portfolio), for a total Investment Management fee payable at the annual rate of .75% of the average daily nets assets of the Portfolio. As of May 1, 1998, the Investment Manager engaged Neuberger Berman Management Incorporated as Sub-advisor for the Portfolio, for a total Investment Management fee payable at the annual rate of 0.90% of the first $1 billion of the average daily net assets of the Portfolio plus .85% of the Portfolio's average daily net assets in excess of $1 billion. The Management Fee in the above chart reflects the current Investment Management fee payable to the Investment Manager.
5 Prior to May 1, 1998, the Investment Manager had engaged Federated Investment Counseling as Sub-advisor for the Portfolio (formerly, the Federated Utility Income portfolio), for a total Investment Management fee payable at the annual rate of .75% of the first $50 million of the average daily net assets of the Portfolio, plus .60% of the Portfolio's average daily net assets in excess of $50 million. As of May 1, 1998, the Investment Manager engaged Neuberger Berman Management Incorporated as
     Sub-advisor for the Portfolio, for a total Investment Management fee payable at the annual rate of 0.90% of the first $1 billion of the average daily net assets of the Portfolio plus .85% of the Portfolio's average daily net assets in excess of $1 billion. The Management Fee in the above chart reflects the current Investment Management fee payable to the Investment Manager.
6 Prior to January 1, 1999, the Investment Manager had engaged Robertson, Stephens & Company Investment Management, L.P. as Sub-advisor for the Portfolio (formerly the Robertson Stephens Value + Growth portfolio), and the total Investment Management fee was at the annual rate of 1.00% of the average daily net assets of the Portfolio. As of January 1, 1998, the Investment Manager engaged OppenheimerFunds, Inc. as Sub-advisor for the Portfolio, and the Investment Management fee is payable at the annual rate of 0.90% of the first $1 billion of the average daily net assets of the Portfolio, plus .85% of the Portfolio's average daily net assets in excess of $1 billion. The Management Fee in the above chart reflects the current Investment Management fee payable to the Investment Manager.
7 Prior to May 3, 1999, the Investment Manager had engaged Putnam Investment Management, Inc. as Sub-Advisor for the Portfolio (formerly the AST Putnam International Equity portfolio).
8 Prior to May 3, 1999, the Investment Manager had engaged Putnam Investment Management, Inc. as Sub-Advisor for the Portfolio (formerly the AST Putnam Balanced portfolio).

---------------
1 Prior to January 1, 1999, the Investment Manager had engaged Founders Asset Management, LLC as Sub-advisor for the Portfolio (formerly the Founders Capital Appreciation portfolio).
2 Prior to May 1, 1998, the Investment Manager had engaged Berger Associates, Inc. as Sub-advisor for the Portfolio (formerly, the Berger Capital Growth portfolio), for a total Investment Management fee payable at the annual rate of .75% of the average daily nets assets of the Portfolio. As of May 1, 1998, the Investment Manager engaged Neuberger Berman Management Incorporated as Sub-advisor for the Portfolio, for a total Investment Management fee payable at the annual rate of 0.90% of the first $1 billion of the average daily net assets of the Portfolio plus .85% of the Portfolio's average daily net assets in excess of $1 billion. The Management Fee in the above chart reflects the current Investment Management fee payable to the Investment Manager.
3 Prior to May 1, 1998, the Investment Manager had engaged Federated Investment Counseling as Sub-advisor for the Portfolio (formerly, the Federated Utility Income portfolio), for a total Investment Management fee payable at the annual rate of .75% of the first $50 million of the average daily net assets of the Portfolio, plus .60% of the Portfolio's average daily net assets in excess of $50 million. As of May 1, 1998, the Investment Manager engaged Neuberger Berman Management Incorporated as
     Sub-advisor for the Portfolio, for a total Investment Management fee payable at the annual rate of 0.90% of the first $1 billion of the average daily net assets of the Portfolio plus .85% of the Portfolio's average daily net assets in excess of $1 billion. The Management Fee in the above chart reflects the current Investment Management fee payable to the Investment Manager.

EXPENSE EXAMPLES
These examples are designed to assist you in understanding the various costs and expenses you will incur with the Annuity over certain periods of time based on specific assumptions. The examples reflect expenses of our Sub-accounts, as well as those of the underlying mutual fund portfolios. The Securities and Exchange Commission ("SEC") requires these examples.

The examples shown assume that: (a) you only allocate Account Value in the Sub-accounts; (b) fees and expenses remain constant; (c) you make no withdrawals of Account Value during the period shown; (d) you make no transfers, withdrawals, surrender or other transaction that we charge a fee during the period shown; (e) no tax charge applies; (f) the expenses throughout the period for the underlying mutual fund portfolios will be the "Net Annual Fund Operating Expenses," as shown above in the section entitled "Underlying Mutual Fund Portfolio Annual Expenses"; and (g) the Credit applicable to your Annuity is 3% [2%] of Purchase Payments. The Credit may be less when total Purchase Payments are less then $10,000 and may be more when total Purchase Payments are at least $1,000,000 (see "What are Credits and how do I receive them?"). The examples do not reflect the charge for any optional benefits that may be offered under the Annuity. The examples also do not reflect the impact of any Target Value Credits that may be applied to Purchase Payments within the first Annuity Year.

THE  EXAMPLES  ARE  ILLUSTRATIVE   ONLY  -  THEY  SHOULD  NOT  BE  CONSIDERED  A
REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING MUTUAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Expense Examples
                                                  (amounts shown are rounded to the nearest dollar)
------------------------------------------------------------------------------------------------------------------------------------


                                         -------------------------------------------- ------- --------------------------------------
                                       If you  surrender  your  Annuity at the  If  you  do  not  surrender  your Annuity at the
                                       end of the applicable time period, you   end of the applicable time period or begin
                                       would pay the following expenses on a    taking annuity payments at such time, you would
                                       $1,000 investment, asuming 5% annual     pay the following expenses on a $1,000
                                       return on assets:                        investment, assuming 5% annual return on assets:
                                       -------------------------------------------- ------- --------------------------------------

                                         After:                                              After:
------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------- --------- ---------- --------- ---------- ------- ---------- --------- ---------- ----------
Sub-Account:                              1 Year    3 Years    5 Years   10 Years           1 Year     3 Years   5 Years    10 Years
                                        --------- ---------- --------- ---------- ------- ---------- --------- ---------- ----------
--------------------------------------- --------- ---------- --------- ---------- ------- ---------- --------- ---------- ----------
AST Founders Passport                         114        174       227        320                29         89        152        320
AST T. Rowe Price International Equity        114        173       224        314                29         88        149        314
AST AIM International Equity                  112        169       218        303                27         84        143        303
AST Janus Overseas Growth                     114        173       225        317                29         88        150        317
AST American Century International Growth     118        185       245        355                33        100        170        355
AST Janus Small-Cap Growth                    112        168       217        301                27         83        142        301
AST Kemper Small-Cap Growth                   115        176       229        325                30         91        154        325
AST Lord Abbett Small Cap Value               114        174       227        320                29         89        152        320
AST T. Rowe Price Small Company Value         112        168       217        300                27         83        142        300
AST Neuberger Berman Mid-Cap Growth           112        167       215        297                27         82        140        297
AST Neuberger Berman Mid-Cap Value            111        166       213        294                26         81        138        294
AST T. Rowe Price Natural Resources           113        170       219        305                28         85        144        305
AST Oppenheimer Large-Cap Growth              112        168       217        301                27         83        142        301
AST Marsico Capital Growth                    112        168       217        300                27         83        142        300
AST JanCap Growth                             111        165       212        290                26         80        137        290
AST Bankers Trust Enhanced 500                109        158       200        267                24         73        125        267
AST Cohen & Steers Realty                     114        174       227        320                29         89        152        320
AST American Century Income & Growth          111        165       211        289                26         80        136        289
AST Lord Abbett Growth and Income             110        162       207        280                25         77        132        280
AST INVESCO Equity Income                     110        162       207        281                25         77        132        281
AST AIM Balanced                              111        165       211        289                26         80        136        289
AST American Century Strategic Balanced       112        169       218        303                27         84        143        303
AST T. Rowe Price Asset Allocation            112        167       215        297                27         82        140        297
AST T. Rowe Price International Bond          112        168       217        300                27         83        142        300
AST Federated High Yield                      110        163       208        283                25         78        133        283
AST PIMCO Total Return Bond                   109        159       202        271                24         74        127        271
AST PIMCO Limited Maturity Bond               109        160       203        274                24         75        128        274
AST Money Market                              107        152       190        247                22         67        115        247

AA Growth                                     109        158       200        267                24         73        125        267
AA MidCap Growth                              109        159       202        271                24         74        127        271

MV Emerging Markets                           119        188       249        363                34        103        174        363

WF LAT Trust Equity Value                     112        167       215        297                27         82        140        297

Rydex Nova                                    123        201       271        405                38        116        196        405
Rydex Ursa                                    125        205       277        416                40        120        202        416
Rydex OTC                                     121        195       261        385                36        110        186        385
--------------------------------------- --------- ---------- --------- ---------- ------- ---------- --------- ---------- ----------

WF LAT Trust Asset Allocation                 110        161       205        277                25         76        130        277
WF LAT Trust U.S. Government Allocation       110        162       207        280                25         77        132        280
WF LAT Trust Growth                           111        165       212        290                26         80        137        290
WF LAT Trust Equity Value                     112        167       214        295                27         82        139        295
WF LAT Trust Strategic Growth                 112        167       214        295                27         82        139        295
WF LAT Trust Money Market                     109        158       200        267                24         73        125        267

AST T. Rowe Price International Equity        113        172       223        312                28         87        148        312
AST Janus Small-Cap Growth                    112        168       216        298                27         83        141        298
AST T. Rowe Price Small Company Value         112        167       215        297                27         82        140        297
AST Neuberger Berman Mid-Cap Growth           111        166       213        293                26         81        138        293
AST Neuberger Berman Mid-Cap Value            111        165       212        291                26         80        137        291
AST JanCap Growth                             111        164       210        287                26         79        135        287
AST INVESCO Equity Income                     110        162       206        279                25         77        131        279
AST PIMCO Total Return Bond                   109        159       201        269                24         74        126        269
AST PIMCO Limited Maturity Bond               109        159       202        271                24         74        127        271

AA Growth                                     108        157       198        264                23         72        123        264

MV Emerging Markets                           119        188       249        361                34        103        174        361
--------------------------------------- --------- ---------- --------- ---------- ------- ---------- --------- ---------- ----------

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable investment option is a Class 1 Sub-account of American Skandia Life Assurance Corporation Variable Account B (see "What are Separate Accounts" for more detailed information.) Each Sub-account invests exclusively in one Portfolio. You should carefully read the prospectus for any Portfolio in which you are interested. The following chart classifies each of the Portfolios based on our assessment of their investment style (as of the date of this Prospectus). The chart also provides a short description of each Portfolio's investment objective (in italics) and a short, summary description of their key policies to assist you in determining which Portfolios may be of interest to you. The name of the advisor/sub-advisor for each Portfolio appears next to the description. Those portfolios whose name includes the prefix "AST" are portfolios of American Skandia Trust. The investment manager for AST is American Skandia Investment Services, Inc. ("ASISI"), an affiliated company. However, a sub-advisor, as noted below, is engaged to conduct day-to-day investment decisions. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the underlying mutual funds. There is no guarantee that any underlying mutual fund portfolio will meet its investment objective.

Please refer to Appendix B for certain required financial information related to the historical performance of the Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ ---------------
                                                                                                                         PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                        ADVISOR/
       TYPE                                                                                                             SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST Money  Market:  seeks to  maximize  current  income  and
  CAPITAL           maintain high levels of liquidity. The Portfolio attempts to                                         J.P. Morgan
  PRESERVATION      accomplish  its objective by  maintaining a  dollar-weighted                                         Investment
                    average  maturity of not more than 90 days and by  investing                                     Management Inc.
                    in securities  which have  effective  maturities of not more than 397 days.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST PIMCO Limited  Maturity  Bond:  seeks to maximize  total return,  consistent with preservation of capital and prudent
  SHORT-TERM        investment  management.  The  Portfolio  will  invest  in  a                                  Pacific Investment
     BOND           diversified portfolio of fixed-income  securities of varying                                          Management
                    maturities.  The average portfolio duration of the Portfolio                                             Company
                    generally  will vary within a one- to three-year  time frame based on the Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST PIMCO Total Return Bond:  seeks to maximize total return
                    consistent   with   preservation   of  capital  and  prudent
                    investment  management.  The  Portfolio  will  invest  in  a                                  Pacific Investment
  LONG-TERM         diversified portfolio of fixed-income  securities of varying                                          Management
    BOND            maturities.  The average portfolio duration of the Portfolio                                             Company
                    generally  will vary within a three- to six-year  time frame based on the Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST  Federated  High  Yield:  seeks high  current  income by investing  primarily  in a  diversified  portfolio  of fixed income securities. The Portfolio will invest at least 65% of
                    its assets in lower-rated  corporate fixed income securities                                Federated Investment
 HIGH YIELD         ("junk  bonds").  These fixed income  securities may include                                          Counseling
    BOND            preferred stocks, convertible securities, bonds, debentures, notes,  equipment  lease  certificates  and equipment  trust certificates.  A fund that invests  primarily in lower-rated fixed income  securities will be subject to greater risk and share price  fluctuation  than a typical  fixed income fund, and may be subject  to an amount of risk that is  comparable to or greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST T. Rowe Price  International Bond: seeks to provide high
                    current   income  and  capital   growth  by   investing   in
                    high-quality,    non   dollar-denominated   government   and
                    corporate  bonds  outside the United  States.  The Portfolio will  invest  at least 65% of its  assets  in  high-quality,
 INTER-             non-U.S.  dollar denominated  government and corporate bonds                                  Rowe Price-Fleming
 NATIONAL           outside  the  United  States.   The  Sub-advisor  bases  its                                 International, Inc.
   BOND             investment decisions on fundamental market factors, currency trends, and credit quality.  The Portfolio generally invests in countries where the  combination of fixed-income  returns and currency exchange rates appears  attractive,  or, if the
                    currency  trend  is   unfavorable,   where  the  Sub-advisor
                    believes  that the currency  risk can be  minimized  through hedging.  The  Portfolio  may also  invest  up to 20% of its assets in below  investment-grade,  high-risk  bonds  ("junk bonds"), including bonds in default or those with the lowest rating.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST T. Rowe Price  Asset  Allocation:  seeks a high level of
                    total  return  by  investing   primarily  in  a  diversified
                    portfolio  of  fixed  income  and  equity  securities.   The
                    Portfolio  normally invests  approximately  60% of its total
  ASSET             assets  in  equity   securities  and  40%  in  fixed  income                                       T. Rowe Price
  ALLOCATION        securities.   The  Sub-advisor   concentrates  common  stock                                    Associates, Inc.
                    investments in larger, more established  companies,  but the
                    Portfolio may include small and medium-sized  companies with good  growth  prospects.  The fixed  income  portion  of the
                    Portfolio   will  be  allocated   among   investment   grade
                    securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital growth  and  current  income.  The  Sub-advisor  intends  to maintain  approximately  60% of the  Portfolio's  assets  in equity securities and the remainder in bonds and other fixed
   BALANCED         income  securities.  Both the  Portfolio's  equity and fixed                                    American Century
                    income  investments  will  fluctuate  in value.  The  equity                                          Investment
                    securities  will fluctuate  depending on the  performance of                                    Management, Inc.
                    the companies that issued them,  general market and economic
                    conditions,   and  investor  confidence.  The  fixed  income
                    investments will be affected  primarily by rising or falling interest rates and the credit quality of the issuers.
                    ------------------------------------------------------------------------------------------------ ---------------
                    AST  AIM  Balanced:  seeks  to  provide  a  well-diversified portfolio of stocks and bonds that will produce both capital growth and current  income.  The Portfolio  attempts to meet
                    its objective by investing, normally, a minimum of 30% and a                                       A I M Capital
                    maximum of 70% of its total assets in equity  securities and                                    Management, Inc.
                    a minimum of 30% and a maximum of 70% of its total assets in
                    non-convertible   debt  securities.   The  Sub-Advisor  will
                    primarily  purchase equity  securities for growth of capital and debt securities for income purposes.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST Cohen & Steers  Realty:  seeks to maximize  total return through investment in real estate securities.  The Portfolio
                    pursues  its   investment   objective   by   seeking,   with
                    approximately  equal  emphasis,  capital  growth and current                                     Cohen & Steers
  REAL ESTATE       income.  Under  normal  circumstances,  the  Portfolio  will                            Capital Management, Inc.
    (REIT)          invest  substantially  all  of  its  assets  in  the  equity securities  of real estate  companies,  i.e., a company that derives  at least 50% of its  revenues  from the  ownership, construction,  financing,  management or sale of real estate or that has at least 50% of its assets in real estate.  Real estate companies may include real estate  investment  trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST INVESCO Equity  Income:  seeks high current income while
                    following  sound   investment   practices.   Capital  growth
                    potential is an additional, but secondary,  consideration in
  EQUITY            the selection of portfolio  securities.  The Portfolio seeks                                       INVESCO Funds
  INCOME            to achieve its  objective by investing  in  securities  that                                         Group, Inc.
                    will provide a relatively  high yield and stable  return and that,  over a period  of  years,  may also  provide  capital appreciation.  The  Portfolio  normally will invest at least
                    65%  of its  assets  in  dividend-paying  common  stocks  of domestic and foreign issuers.
------------------ ------------------------------------------------------------------------------------------------ ----------------
                    AST Bankers  Trust  Enhanced 500:  seeks to  outperform  the
                    Standard & Poor's 500 Composite  Stock Price Index (the "S&P
                    500(R)")  through  stock  selection  resulting  in different
 ENHANCED           weightings  of common  stocks  relative  to the  index.  The
   INDEX            Portfolio  will  invest in the  common  stocks of  companies                               Bankers Trust Company
                    included in the S&P 500(R).  The majority of the issues held by the  Portfolio  will have neutral  weightings  to the S&P
                    500, but  approximately  100 will be over- or under-weighted relative to the index.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio
                    invests  primarily in common stocks that offer potential for                                    American Century
                    capital  growth,  and may,  consistent  with its  investment                         Investment Management, Inc.
                    objectives,  invest  in  stocks  that  offer  potential  for current  income.  The  Sub-adviser  utilizes a  quantitative management  technique  with a goal  of  building  an  equity portfolio  that  provides  better  returns  than the S&P 500
                    Index  without  taking on  significant  additional  risk and while  attempting  to create a  dividend  yield that will be greater than the S&P 500 Index.
                    ------------------------------------------------------------------------------------------------ ---------------
 GROWTH             AST Lord Abbett Growth and Income: seeks long-term growth of
    &               capital  and  income  while  attempting  to avoid  excessive
 INCOME             fluctuations  in market value.  The Portfolio  normally will invest in common  stocks (and  securities  convertible  into
                    common stocks).  The Sub-advisor  will take a value-oriented                                  Lord, Abbett & Co.
                    approach, in that it will try to keep the Portfolio's assets invested in securities that are selling at reasonable prices in relation to their  value.  The stocks that the  Portfolio will normally invest in are those of seasoned companies that are  expected  to show  above-average  growth  and  that the
                    Sub-advisor believes are in sound financial condition.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST T. Rowe Price Natural Resources: seeks long-term capital growth primarily through the common stocks of companies that own or develop natural  resources (such as energy  products, precious  metals,  and  forest  products)  and  other  basic
  NATURAL           commodities.  The Portfolio  normally invests  primarily (at                                       T. Rowe Price
 RESOURCES          least  65% of its  total  assets)  in the  common  stocks of                                    Associates, Inc.
                    natural  resource  companies  whose  earnings  and  tangible
                    assets  could  benefit  from  accelerating  inflation.   The
                    Portfolio  looks  for  companies  that have the  ability  to expand production, to maintain superior exploration programs and production  facilities,  and the potential to accumulate new resources.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST  JanCap  Growth:  seeks  growth of  capital  in a manner consistent with the preservation of capital.  Realization of income is not a significant investment consideration and any income realized on the Portfolio's  investments,  therefore,
                    will  be  incidental  to  the  Portfolio's  objective.   The
                    Portfolio  will pursue its objective by investing  primarily
                    in common stocks of companies that the Sub-advisor  believes                                       Janus Capital
                    are  experiencing  favorable  demand for their  products and                                         Corporation
                    services,  and which operate in a favorable  competitive and regulatory  environment.  The Sub-advisor  generally takes a
                    "bottom  up"  approach  to  choosing   investments  for  the
                    Portfolio. In other words, the Sub-advisor seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.
                    ------------------------------------------------------------------------------------------------ ---------------
                    AST Marsico  Capital Growth:  seeks capital  growth.  Income realization  is not an  investment  objective and any income realized on the Portfolio's investments,  therefore, will be incidental to the Portfolio's objective.  The Portfolio will pursue its objective by investing primarily in common stocks
                    of  larger,   more  established   companies.   In  selecting                                     Marsico Capital
                    investments  for  the  Portfolio,  the  Sub-advisor  uses an                                     Management, LLC
                    approach  that combines  "top down"  economic  analysis with
                    "bottom  up"  stock  selection.   The  "top  down"  approach
                    identifies  sectors,  industries  and companies  that should benefit from the trends the  Sub-advisor  has observed.  The
                    Sub-advisor   then  looks  for  individual   companies  with
                    earnings growth  potential that may not be recognized by the market at large. This is called "bottom up" stock selection.
                    ------------------------------------------------------------------------------------------------ ---------------
                    AST Neuberger  Berman Mid-Cap Growth:  seeks capital growth.
                    The  Portfolio  primarily  invests in the  common  stocks of
                    mid-cap  companies,   i.e.,  companies  with  equity  market                                    Neuberger Berman
                    capitalizations from $300 million to $10 billion at the time                             Management Incorporated
                    of  investment.  The  Portfolio is normally  managed using a growth-oriented  investment approach.  The Sub-advisor looks for  fast-growing  companies  that  are in  new  or  rapidly evolving industries.
                    ------------------------------------------------------------------------------------------------ ---------------
                    AST Neuberger  Berman Mid-Cap Value:  seeks capital  growth.
                    The  Portfolio  primarily  invests in the  common  stocks of mid-cap  companies.  Under  the  Portfolio's  value-oriented
                    investment approach,  the Sub-advisor looks for well-managed                                   Neuberger Berman
  GROWTH            companies  whose stock prices are  undervalued  and that may                             Management Incorporated
                    rise in price before other  investors  realize  their worth.
                    Factors  that  the  Sub-advisor  may use to  identify  these companies  include  strong  fundamentals,  including  a  low price-to-earnings  ratio,  consistent cash flow, and a sound track record through all phases of the market cycle.
                    ------------------------------------------------------------------------------------------------ ---------------
                    AST Oppenheimer  Large-Cap Growth: seeks capital growth. The
                    Portfolio  seeks its  investment  objective  by  emphasizing
                    investment   in  common   stocks   issued   by   established
                    large-capitalization "growth companies" that, in the opinion
                    of the Sub-advisor,  have above average  earnings  prospects                              OppenheimerFunds, Inc.
                    but are selling at below normal prices.  At least 65% of the
                    Portfolio's  assets  normally  will be invested in companies that have market  capitalizations  greater  than $3 billion, and the  Portfolio  will  normally  maintain a median market capitalization greater than $5 billion.
                    ------------------------------------------------------------------------------------------------ ---------------
                    The Alger American Fund - Growth:  seeks  long-term  capital appreciation. Except during temporary defensive periods, the
                    Portfolio invests at least 65% of its total assets in equity                                          Fred Alger
                    securities of companies that, at the time of purchase,  have                                    Management, Inc.
                    total market capitalization of $1 billion or greater.
                    ------------------------------------------------------------------------------------------------ ---------------
                    Wells  Fargo  LAT  Trust - Equity  Value:  seeks to  provide investors with long-term  capital  appreciation by investing primarily in equity securities, including common stocks, and
                    may invest in debt  instruments  that are  convertible  into                              Wells Fargo Bank, N.A.
                    common stocks of both domestic and foreign companies. Income generation is a secondary  consideration.  The Portfolio may invest  in large,  well-established  companies  and  smaller companies with market capitalization exceeding $50 million.
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    The Alger  American Fund - MidCap  Growth:  seeks  long-term capital  appreciation.  Except  during  temporary  defensive
AGGRESSIVE          periods,  the  Portfolio  invests  at least 65% of its total                                          Fred Alger
   GROWTH           assets in equity  securities of companies  that, at the time                                    Management, Inc.
                    of   purchase   of  the   securities,   have  total   market
                    capitalization within the range of companies included in the
                    S&P MidCap 400 Index, updated quarterly.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST  Janus  Small-Cap  Growth:  seeks  capital  growth.  The
                    Portfolio  pursues its  objective  by normally  investing at least  65% of its  total  assets  in the  common  stocks  of
                    small-sized   companies,   i.e.,   those  that  have  market
                    capitalizations  of less than $1.5  billion or annual  gross                           Janus Capital Corporation
                    revenues  of less than $500  million.  As a  Portfolio  that invests primarily in smaller or newer issuers, the Portfolio may be  subject  to  greater  risk of loss and  share  price fluctuation than funds investing primarily in larger or more established issuers.
                    ------------------------------------------------------------------------------------------------ ---------------
                    AST  Kemper  Small-Cap  Growth:   seeks  maximum  growth  of
                    investors'  capital  from a  portfolio  primarily  of growth stocks of smaller companies. At least 65% of the Portfolio's total  assets  normally  will  be  invested  in  the  equity
                    securities of smaller companies, i.e., those having a market                                      Scudder Kemper
                    capitalization  of  $1.5  billion  or  less  at the  time of                                   Investments, Inc.
                    investment,  many of which  would be in the early  stages of their life cycle.  The Portfolio seeks  attractive areas for investment  that arise from  factors  such as  technological advances,  new marketing methods, and changes in the economy and  population.  Because  of the  Portfolio's  focus on the
       SMALL        stocks  of  smaller  growth  companies,  investment  in  the
   CAPITALIZATION   Portfolio  may involve  substantially  greater  than average share price fluctuation and investment risk.
                    ------------------------------------------------------------------------------------------------ ---------------
                    AST Lord Abbett  Small Cap Value:  seeks  long-term  capital growth.  The  Portfolio  will  seek  its  objective  through investments primarily in equity securities that are believed
                    to  be  undervalued  in  the   marketplace.   The  Portfolio
                    primarily seeks companies that are small-sized, based on the
                    value of their outstanding stock. Specifically, under normal                                  Lord, Abbett & Co.
                    circumstances,  at least 65% of the Portfolio's total assets will be invested in common  stocks  issued by smaller,  less well-known  companies (with market  capitalizations  of less than  $1  billion)  selected  on the  basis  of  fundamental investment analysis.  The small capitalization  companies in which the Portfolio  primarily invests may offer significant appreciation potential. However, smaller companies may carry more risk than larger companies.
                    ------------------------------------------------------------------------------------------------ ---------------
                    AST T. Rowe  Price  Small  Company  Value:  seeks to provide
                    long-term   capital   growth  by   investing   primarily  in
                    small-capitalization  stocks that appear to be  undervalued.
                    The Portfolio will normally invest at least 65% of its total
                    assets  in stocks  and  equity-related  securities  of small                                       T. Rowe Price
                    companies  ($1  billion  or less in market  capitalization).                                    Associates, Inc.
                    Reflecting a value approach to investing, the Portfolio will seek the stocks of companies  whose  current stock prices do not appear to adequately  reflect their  underlying value as
                    measured  by  assets,   earnings,   cash  flow  or  business
                    franchises.  Investing in small companies  involves  greater risk  of loss  than  is  customarily  associated  with  more established companies.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST American  Century  International  Growth:  seeks capital growth.  The Portfolio  will seek to achieve its  investment objective by investing  primarily  in equity  securities  of international  companies that the Sub-advisor  believes will increase in value over time.  Under normal  conditions,  the
                    Portfolio  will  invest at least 65% of its assets in equity                                    American Century
                    securities of issuers from at least three countries  outside                                       Investment
                    of  the  United  States.   The  Sub-advisor  uses  a  growth                                    Management, Inc.
                    investment  strategy it developed  that looks for  companies with  earnings  and revenue  growth.  The  Sub-advisor  will consider  a number of other  factors  in  making  investment selections,  including the  prospects for relative  economic growth among  countries or regions,  economic and  political conditions,  expected  inflation  rates,  currency  exchange fluctuations and tax considerations.
                    ------------------------------------------------------------------------------------------------ ---------------
                    AST Founders  Passport:  seeks capital growth. The Portfolio
  INTER-NATIONAL    normally invests  primarily in securities  issued by foreign
      EQUITY        companies  that  have  market   capitalizations   or  annual
                    revenues  of  $1  billion  or  less.  These  securities  may
                    represent   companies  in  both   established  and  emerging                                      Founders Asset
                    economies   throughout  the  world.  At  least  65%  of  the                                      Management LLC
                    Portfolio's  total  assets  normally  will  be  invested  in
                    foreign   securities   representing   a  minimum   of  three
                    countries.  Foreign  securities are generally  considered to
                    involve  more  risk  than  those  of  U.S.  companies,   and
                    securities of smaller companies are generally  considered to be riskier than those of larger companies.
                    ------------------------------------------------------------------------------------------------ ---------------
                    AST  Janus  Overseas  Growth:   seeks  long-term  growth  of
                    capital.  The  Portfolio  pursues  its  objective  primarily
                    through  investments  in common  stocks of  issuers  from at                           Janus Capital Corporation
                    least five different countries, excluding the United States.
                    Securities  are  generally  selected  without  regard to any defined  allocation among countries,  geographic  regions or industry sectors, or other similar selection procedure.
                    ------------------------------------------------------------------------------------------------ ---------------
                    AST AIM  International  Equity:  seeks capital  growth.  The
                    Portfolio   seeks  to  meet  its   objective  by  investing,
                    normally,  at least 70% of its assets in  marketable  equity
                    securities  of  foreign  companies  that  are  listed  on  a                                       A I M Capital
                    recognized  foreign  securities  exchange  or  traded  in  a                                    Management, Inc.
                    foreign over-the-counter market. The Portfolio will normally invest in a diversified  portfolio  that includes  companies from at least four  countries  outside  the  United  States, emphasizing  counties  of  Western  Europe  and the  Pacific
                    Basin.
                    ------------------------------------------------------------------------------------------------ ---------------
                    AST T. Rowe Price International  Equity:  seeks total return from  long-term  growth of capital and  income,  principally
                    through   investments  in  common  stocks  of   established,
                    non-U.S.  companies.  Investments  may be  made  solely  for
                    capital appreciation or solely for income or any combination                                  Rowe Price-Fleming
                    of both  for the  purpose  of  achieving  a  higher  overall                                 International, Inc.
                    return. The Sub-advisor expects to invest  substantially all of the  Portfolio's  assets  (with  a  minimum  of 65%) in established  foreign companies.  Geographic  diversification will  be  wide,  including  both  developed  and  developing countries,  and  there  will  normally  be  at  least  three different countries represented in the Portfolio.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    Montgomery Variable Series - Emerging Markets: seeks capital appreciation,  which  under  normal  conditions  it seeks by
                    investing  at  least  65%  of its  total  assets  in  equity                                    Montgomery Asset
   EMERGING         securities  of  companies  in  countries   having   emerging                                    Management, L.P.
   MARKETS          markets. Under normal conditions, investments are maintained in at least six emerging  market  countries at all times and no more than 35% of total  assets  are  invested  in any one emerging market country.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                                                                                                                        PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                       ADVISOR/
       TYPE                                                                                                             SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------------------------------------------------------------------------------------------------------------------------

The Nova,  Ursa and OTC  portfolios of the Rydex Variable Trust are available to all Owners. However, the fund's advisor strongly recommends that only Owners who engage a financial  advisor to allocate  their  funds in  strategic  or tactical asset  allocation  strategies  invest  in  these  portfolios.  There  can  be no
assurance  that  any  financial   advisor  will   successfully   predict  market
fluctuations.  Each of the  Rydex  portfolios  invests  in the  securities  of a relatively  few  number of  issuers.  Since the  assets  of each  portfolio  are invested in a limited  number of issuers,  the net asset value of the  portfolio may be more  susceptible to a single adverse  economic,  political or regulatory occurrence.
------------------- ------------------------------------------------------------------------------------------------ ---------------

                    Rydex  Variable  Trust - Nova:  seeks to provide  investment returns that are 150% of the S&P 500  Composite  Stock Price
                    Index  by  investing  to a  significant  extent  in  futures
                    contracts and options on securities,  futures  contracts and                                  PADCO Advisors II,
                    stock  indexes.  If the  Portfolio  meets its  objective the                                                Inc.
                    value of its  shares  will tend to  increase  by 150% of the value of any  increase in the S&P 500 Index.  However,  when the  value of the S&P 500 Index  declines,  the value of its shares  should  also  decrease  by 150% of the  value of any decrease in the S&P 500 Index.
                    ------------------------------------------------------------------------------------------------ ---------------

                    Rydex  Variable  Trust - Ursa:  seeks to provide  investment results that will inversely correlate (e.g. be the opposite)
                    to the  performance  of the S&P 500  Composite  Stock  Price
  STRATEGIC OR      Index  by  investing  to a  significant  extent  in  futures
  TACTICAL          contracts and options on securities,  futures  contracts and                                  PADCO Advisors II,
  ALLOCATION        stock  indexes.  The Portfolio  will generally not invest in                                                Inc.
                    the  securities  included  in  the  S&P  500  Index.  If the
                    Portfolio  meets its  objective the value of its shares will tend to  increase  when the  value  of the S&P 500  Index is decreasing.  However, when the value of the S&P 500 Index is increasing,  the value of its shares  should  decrease by an inversely proportional amount.
                    ------------------------------------------------------------------------------------------------ ---------------

                    Rydex  Variable  Trust - OTC:  seeks to  provide  investment results that correspond to a benchmark for  over-the-counter securities, currently the NASDAQ 100 Index(TM), by investing
                    principally in the securities of companies  included in that                                  PADCO Advisors II,
                    Index.  The Portfolio  may also invest in other  instruments                                                Inc.
                    whose  performance  is expected to correspond to that of the
                    Index,  and may engage in futures and options  transactions.
                    If the Portfolio meets its objective the value of its shares will tend to increase  by the amount of the  increase in the
                    NASDAQ 100 Index(TM).  However, when the value of the NASDAQ
                    100  Index(TM)declines,  the value of its shares should also decrease  by the amount of the  decrease in the value of the
                    Index(TM).
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    Wells  Fargo  LAT  Trust - Money  Market:  seeks to  provide
  CAPITAL           investors  with a high  level of  income,  while  preserving
  PRESERVATION      capital  and  liquidity,   by  investing  in   high-quality,                              Wells Fargo Bank, N.A.
                    short-term securities. The Portfolio only invests its assets
                    in  U.S.   dollar-denominated,   high-quality  money  market
                    instruments,  and may  engage in  certain  other  investment activities as described in the Prospectus for the Portfolio.
 ------------------- ------------------------------------------------------------------------------------------------ --------------
                    Wells Fargo LAT Trust - U.S. Government Allocation:  seeks a high level of total return over the long term, including net realized and  unrealized  capital  gains and net  investment
  GOVERNMENT        income, consistent with reasonable risk. The Portfolio seeks
     BOND           to  achieve  its   objective   by  pursuing  a  strategy  of                              Wells Fargo Bank, N.A.
                    allocating  and  reallocating  its  investments   among  the
                    following three classes of debt instruments:  long-term U.S.
                    Treasury bonds,  intermediate-term  U.S.  Treasury notes and short-term  money market  instruments.  Under normal  market conditions,  the Portfolio invests at least 65% of the value of its total assets in U.S. Government obligations.
 ------------------- ------------------------------------------------------------------------------------------------ --------------
                    AST PIMCO Limited  Maturity  Bond:  seeks to maximize  total return,  consistent with preservation of capital and prudent
   SHORT-TERM       investment  management.  The  Portfolio  will  invest  in  a               Pacific Investment Management Company
      BOND          diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of the Portfolio generally  will vary within a one- to three-year  time frame based on the Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ ---------------

                    AST PIMCO Total Return Bond:  seeks to maximize total return
                    consistent   with   preservation   of  capital  and  prudent
   LONG-TERM        investment  management.  The  Portfolio  will  invest  in  a
     BOND           diversified portfolio of fixed-income  securities of varying               Pacific Investment Management Company
                    maturities.   The  average  portfolio   duration  of   the
                    Portfolio  generally  will vary  within a three- to six-year time frame based on the Sub-advisor's  forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    Wells Fargo LAT Trust - Asset Allocation: seeks a high level of total return over the  long-term,  including net realized and  unrealized  capital  gains and net  investment  income, consistent  with  reasonable  risk.  The Portfolio  seeks to
   ASSET            achieve  its  objective  by  pursuing  an  asset  allocation                              Wells Fargo Bank, N.A.
   ALLOCATION       strategy that allocates the  Portfolio's  assets among three broad  categories of  investments:  stocks,  bonds and money market instruments.  The Portfolio is not designed to profit from short-term market changes.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST INVESCO Equity  Income:  seeks high current income while
                    following  sound   investment   practices.   Capital  growth
                    potential is an additional, but secondary,  consideration in
   EQUITY           the selection of portfolio  securities.  The Portfolio seeks                           INVESCO Funds Group, Inc.
   INCOME           to achieve its  objective by investing  in  securities  that will provide a relatively  high yield and stable  return and that,  over a period  of  years,  may also  provide  capital appreciation.  The  Portfolio  normally will invest at least
                    65%  of its  assets  in  dividend-paying  common  stocks  of domestic and foreign issuers.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    Wells Fargo LAT Trust - Growth: seeks to earn current income and achieve  long-term  capital  appreciation  by  investing primarily  in common  stocks and  preferred  stocks and debt securities  that are convertible  into common stocks.  Under normal conditions, the Portfolio invests at least 65% of its
                    total  assets  in common  stocks  and  securities  which are                              Wells Fargo Bank, N.A.
                    convertible into common stocks and at least 65% of its total assets in income-producing securities. The Portfolio invests in common  stocks of issuers that exhibit a strong  earnings growth  trend and that are  believed  by Wells Fargo to have above-average prospects for future earnings growth.
                    ------------------------------------------------------------------------------------------------ ---------------
                    Wells  Fargo  LAT  Trust - Equity  Value:  seeks to  provide investors with long-term  capital  appreciation by investing primarily in equity securities, including common stocks, and
                    may invest in debt  instruments  that are  convertible  into                              Wells Fargo Bank, N.A.
                    common stocks of both domestic and foreign companies. Income generation is a secondary  consideration.  The Portfolio may invest  in large,  well-established  companies  and  smaller companies with market capitalization exceeding $50 million.
                    ------------------------------------------------------------------------------------------------ ---------------
                    Wells Fargo LAT Trust - Strategic  Growth:  seeks to provide
                    investors   with   an   above-average   level   of   capital
                    appreciation    through   the   active   management   of   a
                    broadly-diversified   portfolio  of  equity   securities  of
                    companies  expected to experience strong growth in revenues,
                    earnings  and assets.  The  Portfolio is designed to provide                              Wells Fargo Bank, N.A.
                    above-average capital growth for investors willing to assume above-average  risk.  The  Portfolio  invests  primarily  in
                    common    stocks    that   Wells   Fargo    believes    have
                    better-than-average prospects for appreciation. Under normal market  conditions,  the  Portfolio  will  hold at  least 20 common stock issues spread across multiple  industry groups,
                    with  the   majority  of  these   holdings   consisting   of
                    established  growth  companies,  turnaround  or  acquisition candidates, or attractive larger capitalization companies.
                    ------------------------------------------------------------------------------------------------ ---------------

                    AST Neuberger  Berman Mid-Cap Growth:  seeks capital growth.
                    The  Portfolio  primarily  invests in the  common  stocks of
                    mid-cap  companies,   i.e.,  companies  with  equity  market                                   Neuberger Berman
                    capitalizations from $300 million to $10 billion at the time                             Management Incorporated
                    of  investment.  The  Portfolio is normally  managed using a growth-oriented  investment approach.  The Sub-advisor looks for  fast-growing  companies  that  are in  new  or  rapidly evolving industries.
                    ------------------------------------------------------------------------------------------------ ---------------
                    AST Neuberger  Berman Mid-Cap Value:  seeks capital  growth.
                    The  Portfolio  primarily  invests in the  common  stocks of
   GROWTH           mid-cap  companies.  Under  the  Portfolio's  value-oriented investment approach,  the Sub-advisor looks for well-managed
                    companies  whose stock prices are  undervalued  and that may                                   Neuberger Berman
                    rise in price before other  investors  realize  their worth.                            Management Incorporated
                    Factors  that  the  Sub-advisor  may use to  identify  these companies  include  strong  fundamentals,  including  a  low price-to-earnings  ratio,  consistent cash flow, and a sound track record through all phases of the market cycle.
                    ------------------------------------------------------------------------------------------------ ---------------
                    AST  JanCap  Growth:  seeks  growth of  capital  in a manner consistent with the preservation of capital.  Realization of income is not a significant investment consideration and any income realized on the Portfolio's  investments,  therefore,
                    will  be  incidental  to  the  Portfolio's  objective.   The
                    Portfolio  will pursue its objective by investing  primarily
                    in common stocks of companies that the Sub-advisor  believes                           Janus Capital Corporation
                    are  experiencing  favorable  demand for their  products and services,  and which operate in a favorable  competitive and regulatory  environment.  The Sub-advisor  generally takes a
                    "bottom  up"  approach  to  choosing   investments  for  the
                    Portfolio. In other words, the Sub-advisor seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.
                    ------------------------------------------------------------------------------------------------ ---------------
                    The Alger American Fund - Growth:  seeks  long-term  capital appreciation. Except during temporary defensive periods, the
                    Portfolio invests at least 65% of its total assets in equity                                          Fred Alger
                    securities of companies that, at the time of purchase,  have                                    Management, Inc.
                    total market capitalization of $1 billion or greater.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST T. Rowe  Price  Small  Company  Value:  seeks to provide
                    long-term   capital   growth  by   investing   primarily  in
                    small-capitalization  stocks that appear to be  undervalued.
                    The Portfolio will normally invest at least 65% of its total
                    assets  in stocks  and  equity-related  securities  of small                                      T. Rowe Price
                    companies  ($1  billion  or less in market  capitalization).                                     Associates Inc.
                    Reflecting a value approach to investing, the Portfolio will
  SMALL             seek the stocks of companies  whose  current stock prices do
  CAPITALIZATION    not appear to adequately  reflect their  underlying value as
                    measured  by  assets,   earnings,   cash  flow  or  business
                    franchises.  Investing in small companies  involves  greater risk  of loss  than  is  customarily  associated  with  more established companies.
                    ------------------------------------------------------------------------------------------------ ---------------
                    AST  Janus  Small-Cap  Growth:  seeks  capital  growth.  The
                    Portfolio  pursues its  objective  by normally  investing at least  65% of its  total  assets  in the  common  stocks  of
                    small-sized   companies,   i.e.,   those  that  have  market
                    capitalizations  of less than $1.5  billion or annual  gross                           Janus Capital Corporation
                    revenues  of less than $500  million.  As a  Portfolio  that invests primarily in smaller or newer issuers, the Portfolio may be  subject  to  greater  risk of loss and  share  price fluctuation than funds investing primarily in larger or more established issuers.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST T. Rowe Price International  Equity:  seeks total return from  long-term  growth of capital and  income,  principally
  INTER-            through   investments  in  common  stocks  of   established,
  NATIONAL          non-U.S.  companies.  Investments  may be  made  solely  for                                Rowe Price-Fleming
  EQUITY            capital appreciation or solely for income or any combination                                International, Inc.
                    of both  for the  purpose  of  achieving  a  higher  overall return. The Sub-advisor expects to invest  substantially all of the  Portfolio's  assets  (with  a  minimum  of  65%)  in established  foreign companies.  Geographic  diversification will  be  wide,  including  both  developed  and  developing countries,  and  there  will  normally  be  at  least  three different countries represented in the Portfolio.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    Montgomery Variable Series - Emerging Markets: seeks capital appreciation,  which  under  normal  conditions  it seeks by
   EMERGING         investing  at  least  65%  of its  total  assets  in  equity                                    Montgomery Asset
   MARKETS          securities  of  companies  in  countries   having   emerging                                    Management, L.P.
                    markets. Under normal conditions, investments are maintained in at least six emerging  market  countries at all times and no more than 35% of total  assets  are  invested  in any one emerging market country.
------------------- ------------------------------------------------------------------------------------------------ ---------------


[ASXT ONLY]"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by American Skandia Investment Services, Incorporated and Bankers Trust. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

WHAT ARE THE FIXED INVESTMENT OPTIONS?
We offer fixed investment options of different durations during the accumulation phase. These "Fixed Allocations" earn a guaranteed fixed rate of interest for a specified period of time, called the "Guarantee Period." In most states, we offer Fixed Allocations with Guarantee Periods of 1, 2, 3, 5, 7 and 10 years. We guarantee the fixed rate for the entire Guarantee Period. However, if you withdraw or transfer Account Value before the end of the Guarantee Period, we will adjust the value of your withdrawal or transfer based on a formula, called a "Market Value Adjustment." The Market Value Adjustment can either be positive or negative, depending on the rates that are currently being credited on Fixed Allocations. Please refer to the section entitled "How does the Market Value Adjustment Work?" for a description of the formula along with examples of how it is calculated. You may allocate Account Value to more than one Fixed Allocation at a time.

Fixed Allocations are currently not available in the state of Maryland, Nevada, Oregon, Utah and Washington.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?
(The Contingent Deferred Sales Charge is often referred to as a "Surrender Charge" or "CDSC".)

Contingent  Deferred  Sales Charge:  We may assess a Contingent  Deferred  Sales
Charge or CDSC if you surrender your Annuity or when you make a partial withdrawal. The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn during the applicable Annuity Year. The amount of the CDSC decreases over time, measured from the date the Purchase Payment is applied. The CDSC percentages are shown below.

       ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

       YEARS               1      2     3     4     5     6     7     8     9+
       ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----
       ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

       CHARGE (%)         8.5    8.5   8.5   8.5   7.5   5.5   3.5   1.5   0.0
       ------------------ ----- ------ ----- ----- ----- ----- ----- ----- -----

Each Purchase Payment has its own CDSC period. When you make a withdrawal, we assume that the oldest Purchase Payment is being withdrawn first so that the lowest CDSC is deducted from the amount withdrawn. After eight (8) complete years from the date you make a Purchase Payment, no CDSC will be assessed if you withdraw or surrender that Purchase Payment.

Under certain circumstances you can withdraw a limited amount of Account Value without paying a CDSC. This is referred to as a "Free Withdrawal." We may waive the CDSC under certain medically-related circumstances or when taking a Minimum Distribution under an Annuity issued in connection with a qualified contract. Free Withdrawals, Medically-Related Waivers and Minimum Distributions are each explained more fully in the section entitled "Access to Your Account Value".

Reductions to the Contingent Deferred Sales Charge
We may reduce the amount of the CDSC or the length of time it applies if we determine that our sales expenses for a particular individual or group are lower than expected. Some of the factors we might consider in making such a decision are: (a) the size and type of group; (b) the amounts of Purchase Payments; (c) present Owners making additional Purchase Payments; and/or (d) other transactions where sales expenses are likely to be reduced. We will not discriminate unfairly between Annuity purchasers if and when we reduce the length or amount of the CDSC.

Annual Maintenance Fee: During the accumulation period we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is $30.00 or 2% of your Account Value invested in the variable investment options, whichever is less. This fee will be deducted annually on the anniversary of the Issue Date of your Annuity or, if you surrender your Annuity during the Annuity Year, the fee is deducted at the time of surrender. We may increase the Annual Maintenance Fee. However, any increase will only apply to Annuities issued after the date of the increase.

We may reduce or eliminate the amount of the Annual Maintenance Fee when Annuities are sold to individuals or a group of individuals in a manner that reduces our maintenance expenses. We would consider such factors as: (a) the size and type of group; (b) the number of Annuities purchased by an Owner; (c) the amount of Purchase Payments; and/or (d) other transactions where maintenance expenses are likely to be reduced. We will not discriminate unfairly between Annuity purchasers if and when we eliminate or reduce the Annual Maintenance Fee.

Optional Death Benefits: If you elect to purchase one of the Optional Death Benefits, we will deduct a charge from your Account Value on the anniversary of your Annuity's Issue Date or, under certain circumstances on a date other than the anniversary date. Please refer to the section entitled "Death Benefit" for a description of the charge for each Optional Death Benefit.

Transfer Fee: You may make twelve (12) free transfers between investment options each Annuity Year. We will charge $10.00 for each transfer after the twelfth in each Annuity Year. We do not consider transfers made as part of a dollar cost averaging program when we count the twelve free transfers. Transfers made as part of a rebalancing, market timing or third party investment advisory service will be subject to the twelve-transfer limit. However, all transfers made on the same day will be treated as one (1) transfer. Renewals or transfers of Account Value from a Fixed Allocation at the end of its Guarantee Period are not subject to the Transfer Fee and are not counted toward the twelve free transfers.

Tax Charges: Several states and some municipalities charge premium taxes or similar taxes. The amount of tax will vary from jurisdiction to jurisdiction and is subject to change. The tax charge currently ranges up to 3 1/2%. We generally will deduct the amount of tax payable at the time the tax is imposed, but may also decide to deduct tax charges from each Purchase Payment at the time of a withdrawal or surrender of your Annuity or at the time you elect to begin receiving annuity payments. We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?

Insurance Charge: We deduct an Insurance Charge daily against the average daily assets allocated to the Sub-accounts. The charge is equal to 1.40% on an annual basis. This charge is for insurance benefits, including the Annuity's basic death benefit that provides guaranteed benefits to your beneficiary even if the market declines and the risk that persons we guarantee annuity payments to will live longer than our assumptions. The charge also covers administrative costs associated with providing the Annuity benefits, including preparation of the contract, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. Finally, the charge covers the risk that our assumptions about the administrative and non-mortality expenses under this Annuity are incorrect. The Insurance Charge is not deducted against assets allocated to a fixed investment option. We may increase the portion of the Insurance Charge for administrative costs. However, any increase will only apply to Annuities issued after the date of the increase.

We may reduce the portion of the Insurance Charge for administrative costs when Annuities are sold to individuals or a group of individuals in a manner that reduces our administrative expenses. We would consider such factors as: (a) the size and type of group; (b) the number of Annuities purchased by an Owner; (c) the amount of Purchase Payments; and/or (d) other transactions where administration expenses are likely to be reduced. We will not discriminate unfairly between Annuity purchasers if and when we reduce the portion of the Insurance Charge attributed to the charge covering administrative costs.

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
We take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Allocations. No specific fee or expenses are deducted when determining the rate we credit. Any CDSC or Tax Charge applies to amounts that are taken from the variable investment options or the Fixed Allocations. A Market Value Adjustment may also apply to transfers, certain withdrawals or surrender from a Fixed Allocation.

WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYOUT?
In certain states a tax is due if and when you exercise your right to receive periodic annuity payments. We do not deduct any specific charges during the payout period. However, the amount payable will depend on the applicable jurisdiction and on the annuity payment option you select. If you select an option that guarantees payment for life, then the payment amount also will depend on your age and, where permitted by law, your gender. In all cases, the amount of each payment will depend on the Account Value of your Annuity when you elect to begin annuity payments.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Minimum Initial Purchase Payment: You must make a minimum initial Purchase Payment of $1,000. However, if you decide to make payments under a systematic investment or "bank drafting" program, we will accept a lower initial Purchase Payment provided that, within the first Annuity Year, you make at least $1,000 in total Purchase Payments.

Age Restrictions: The Owner must be age 80 or under as of the Issue Date of the Annuity. If the Annuity is owned jointly, the oldest of the Owners must be age 80 or under on the Issue Date. If the Annuity is owned by an entity, the Annuitant must be age 80 or under as of the Issue Date.

Owner, Annuitant and Beneficiary Designations: On your Application, we will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.

|X| Owner: The Owner(s) holds all rights under the Annuity. You may name more than one Owner in which case all ownership rights are held jointly. However, this Annuity does not provide a right of survivorship. Refer to the Glossary of Terms for a complete description of the term "Owner."
|X| Annuitant: The Annuitant is the person we agree to make annuity payments to and upon whose life we continue to make such payments. You must name an Annuitant who is a natural person. We do not accept a designation of joint Annuitants. Where allowed by law, you may name one or more Contingent Annuitants. A Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date.
X| Beneficiary: The Beneficiary is the person(s) or entity you name to receive the death benefit. If no beneficiary is named the death benefit will be paid to you or your estate.

You should seek competent tax advice on the income, estate and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change the Owner, Annuitant and Beneficiary designations by sending us a request in writing. Where allowed by law, such changes will be subject to our acceptance. Some of the changes we will not accept include, but are not limited to:
|X| a new Owner subsequent to the death of the Owner or the first of any joint Owners to die, except where a spouse-Beneficiary has become the Owner as a result of an Owner's death;
|X| a new Annuitant subsequent to the Annuity Date if the annuity option selected includes a life contingency;
|X| a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X| a change in Beneficiary if the Owner had previously made the designation irrevocable.

Spousal Owners/Spousal Beneficiaries
If an Annuity is owned jointly by spouses, the death benefit will be payable upon the death of the first spouse. However, if the sole primary Beneficiary is designated as one of the following:
[X]  "surviving spouse";
|X| each spouse named individually upon the death of the other; or |X| a designation which we, in our sole discretion, determine to be of similar intent; then

upon the death of either Owner, the surviving spouse may elect to be treated as the Owner and continue the Annuity, subject to its existing terms and conditions, instead of taking the Death Benefit.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND? (The right to return the Annuity is referred to as the "free-look" right or "right to cancel.")

If after purchasing your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a free-look period. Depending on the state in which you purchased your Annuity, the free-look period may be ten (10) days, twenty-one (21) days or longer, measured from the time that you received your Annuity. If you free-look your Annuity, we will refund your current Account Value plus any tax charge deducted. This amount may be higher or lower than your original Purchase Payment. Certain states require that we return your current Account Value or the amount of your initial Purchase Payment, whichever is greater. The same rule applies to an Annuity that is purchased as an IRA. In those states where we are required to return the greater of your Purchase Payment or Account Value, we will allocate your Account Value to the [WF LAT Trust] AST Money Market Sub-account during the free-look period and for a reasonable additional amount of time to allow for delivery of your Annuity. If you free-look your Annuity, we will not return any additional amounts we applied to your Annuity based on your Purchase Payments.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
The minimum amount that we accept as an additional Purchase Payment is $100 unless you participate in ["Auto Saver"] American Skandia's Systematic Investment Plan or a periodic purchase payment program. An additional Purchase Payment will be returned if we have not received written allocation instructions. Additional Purchase Payments may be paid at any time before the Annuity Date as long as the oldest Owner or Annuitant (if the Annuity is entity owned) is not over age 80.

MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make additional Purchase Payments to your Annuity by authorizing us to deduct money directly from your bank account and applying it to your Annuity. This type of program is often called "bank drafting". [We call our bank drafting program "Auto Saver".] We call our bank drafting program "American Skandia's Systematic Investment Plan." Purchase Payments made through bank drafting may only be allocated to the variable investment options. Bank drafting allows you to invest in an Annuity with a lower initial Purchase Payment, as long as you authorize payments that will equal at least $1,000 during the first 12 months of your Annuity. We may suspend or cancel bank drafting privileges if sufficient funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of plans. If your employer sponsors such a program, we may agree to accept periodic Purchase Payments through a salary reduction program as long as the allocations are made only to variable investment options and the periodic Purchase Payments received in the first year total at least $1,000.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

Initial Purchase Payment: Once we accept your application, we invest your net Purchase Payment in the Annuity. The net Purchase Payment is your initial Purchase Payment minus any tax charges that may apply. On your application we ask you to provide us with instructions for allocating your Account Value. You can allocate Account Value to one or more variable investment options or Fixed Allocations. In those states where we are required to return your Purchase Payment if you elect to "free-look" your Annuity, we initially allocate all amounts that you choose to allocate to the variable investment options to the [WF LAT Trust] AST Money Market Sub-account. At the end of the "free-look" period we will reallocate your Account Value according to your most recent allocation instructions. Where permitted by law, we will allocate your Purchase Payments according to your initial instructions, without temporarily allocating to the [WF LAT Trust] AST Money Market Sub-account. To do this, we will ask that you execute our form called a "return waiver" that authorizes us to allocate your Purchase Payment to your chosen Sub-accounts immediately. If you submit the "return waiver" and then decide to return your Annuity during the free-look period, you will receive your current Account Value which may be more or less than your initial Purchase Payment (see "May I Return the Annuity if I Change my Mind?").

Subsequent Purchase Payments: We will allocate any additional Purchase Payments you make according to your most recent allocation instructions. If any rebalancing, asset allocation or market timing programs are in effect, the allocation must conform with such a program. We assume that your current allocation instructions are valid for subsequent Purchase Payments until you make a change to those allocations or request new allocations when you submit a new Purchase Payment.

HOW DO I RECEIVE CREDITS?
We apply a "Credit" to your Annuity's Account Value each time you make a Purchase Payment. The amount of the Credit is payable from our general account. The amount of the Credit depends on the cumulative amount of Purchase Payments you have made to your Annuity, payable as a percentage of each specific Purchase Payment, according to the table below:

[ASXT]
    -------------------------------------------------------- -------------------
          Cumulative Purchase Payments                                   Credit
    -------------------------------------------------------- -------------------
    -------------------------------------------------------- -------------------
           Between $1,000 and $9,999.99                                    1.5%
           Between $10,000 and $999,999.99                                 3.0%
           Between $1,000,000 and $4,999,999.99                            4.0%
           Greater than $5,000,000                                         5.0%
    -------------------------------------------------------- -------------------


[Wells XT]
The Credits shown below are in effect as of May 3, 1999 in those states where approved.

    -------------------------------------------------------- -------------------
          Cumulative Purchase Payments                                   Credit
    -------------------------------------------------------- -------------------
    -------------------------------------------------------- -------------------
           Between $1,000 and $9,999.99                                    1.0%
           Between $10,000 and $999,999.99                                 2.0%
           Between $1,000,000 and $4,999,999.99                            3.0%
           Greater than $5,000,000                                         4.0%
    -------------------------------------------------------- -------------------


The Credits shown below apply to all Annuities issued before May 3, 1999 and to Annuities issued after May 3, 1999 in those states where the above table has not been approved.

    -------------------------------------------------------- -------------------
          Cumulative Purchase Payments                                   Credit
    -------------------------------------------------------- -------------------
    -------------------------------------------------------- -------------------
           Between $1,000 and $9,999.99                                    1.5%
           Between $10,000 and $999,999.99                                 3.0%
           Between $1,000,000 and $4,999,999.99                            4.0%
           Greater than $5,000,000                                         5.0%
    -------------------------------------------------------- -------------------


HOW ARE CREDITS APPLIED TO MY ACCOUNT VALUE?
Each Credit is allocated to your Account Value at the time the Purchase Payment is applied to your Account Value. The amount of the Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

Examples of Applying Credits

Initial Purchase Payment
Assume you make an initial Purchase Payment of $250,000. We would apply a 3.0% Credit to your Purchase Payment and allocate the amount of the Credit ($7,500 = $250,000 X .03) to your Account Value in the proportion that your Account Value is allocated.

Additional Purchase Payment (at same breakpoint)
Assume that you make an additional Purchase Payment of $500,000. Because your cumulative Purchase Payments are less than the next breakpoint ($1,000,000), we would apply a 3.0% Credit to your Purchase Payment and allocate the amount of the Credit ($15,000 = $500,000 X .03) to your Account Value.

Additional Purchase Payment (at higher breakpoint)
Assume that you make an additional Purchase Payment of $400,000. Because your cumulative Purchase Payments are now $1,150,000 (greater than the next breakpoint), we would apply a 4.0% Credit to your Purchase Payment and allocate the amount of the Credit ($16,000 = $400,000 X .04) to your Account Value.

[Initial Purchase Payment
Assume you make an initial Purchase Payment of $250,000. We would apply a 2.0% Credit to your Purchase Payment and allocate the amount of the Credit ($5,000 = $250,000 X .02) to your Account Value in the proportion that your Account Value is allocated.

Additional Purchase Payment (at same breakpoint)
Assume that you make an additional Purchase Payment of $500,000. Because your cumulative Purchase Payments are less than the next breakpoint ($1,000,000), we would apply a 2.0% Credit to your Purchase Payment and allocate the amount of the Credit ($10,000 = $500,000 X .02) to your Account Value.

Additional Purchase Payment (at higher breakpoint)
Assume that you make an additional Purchase Payment of $400,000. Because your cumulative Purchase Payments are now $1,150,000 (greater than the next breakpoint), we would apply a 3.0% Credit to your Purchase Payment and allocate the amount of the Credit ($12,000 = $400,000 X .03) to your Account Value.

--------------------------------------------------------------------------------
The amount of any Credits applied to your Account Value can be recovered by American Skandia under the following circumstances:
--------------------------------------------------------------------------------

|X| any Credits payable on Purchase Payments made within the 12 months before the date of death will be recovered.

|X| the amount available under the medically-related surrender portion of the Annuity will not include the amount of any Credits payable on Purchase Payments made within 12 months of the date the Annuitant first became eligible for the medically-related surrender.

|X|      if you elect to "free-look"  your Annuity,  the amount  returned to you

Examples of Recovering Credits
The following are hypothetical examples of how Credits could be recovered by American Skandia. These examples do not cover every potential situation.

Recovery from payment of Death Benefits
1. Assume you purchase your Annuity with an initial Purchase Payment of $50,000. You make an additional Purchase of $10,000 in the 6th month after the Issue Date. Both of the Purchase Payments received a 3.0% Credit, for a total of $1,800. If the Death Benefit becomes payable in the 9th month after the Issue Date, the amount of the Death Benefit would be reduced by the entire amount of the prior Credits ($1,800).
2. Assume you purchase your Annuity with an initial Purchase Payment of $50,000. You make an additional Purchase of $10,000 in the 6th month after the Issue Date. Both of the Purchase Payments received a 3.0% Credit, for a total of $1,800. If death occurs in the 16th month after the Issue Date, the amount of the Death Benefit would be reduced but only in the amount of those Credits applied within the previous 12-months. Since the initial Purchase Payment (and the Credits that were applied) occurred more than 12-months before the date of death, the Death Benefit would not be reduced by the amount of the Credits applied to the initial Purchase Payment. However, the $10,000 additional Purchase Payment was made within 12-months of the date of death. Therefore, the amount of the Death Benefit would be reduced by the amount of the Credits payable on the additional Purchase Payment ($300).
3. NOTE: If the Death Benefit would otherwise have been equal to the Purchase Payments minus any withdrawals due to poor investment performance, we will not reduce the amount of the Death Benefit by the amount of the Credits as shown in Example 2 above.

Recovery from Medically-Related Surrenders
1. Assume you purchase your Annuity with an initial Purchase Payment of $50,000. You receive a Credit of $1,500 ($50,000 X .03). The Annuitant is diagnosed as terminally ill in the 6th month after the Issue Date and we grant your request to surrender your Annuity under the medically-related surrender provision. Assuming the Credits were applied within 12-months of the date of diagnosis of the terminal illness, the amount that would be payable under the medically-related surrender provision would be reduced by the entire amount of the Credits ($1,500).
2. Assume you purchase your Annuity with an initial Purchase Payment of $50,000. You make an additional Purchase of $10,000 in the 6th month after the Issue Date. Both of the Purchase Payments received a 3.0% Credit, for a total of $1,800. The Annuitant is diagnosed as terminally ill in the 16th month after the Issue Date and we grant your request to surrender your Annuity under the medically-related surrender provision. Since the initial Purchase Payment (and the Credits that were applied) occurred more than 12-months before the diagnosis, the amount that would be payable upon the medically-related surrender provision would not be reduced by the amount of the Credits applied to the initial Purchase Payment. However, the $10,000 additional Purchase Payment was made within 12-months of the date of diagnosis. Therefore, the amount of the Death Benefit would be reduced by the amount of the Credits payable on the additional Purchase Payment ($300).

[Recovery from payment of Death Benefits
1. Assume you purchase your Annuity with an initial Purchase Payment of $50,000. You make an additional Purchase of $10,000 in the 6th month after the Issue Date. Both of the Purchase Payments received a 2.0% Credit, for a total of $1,200. If the Death Benefit becomes payable in the 9th month after the Issue Date, the amount of the Death Benefit would be reduced by the entire amount of the prior Credits ($1,200).
2. Assume you purchase your Annuity with an initial Purchase Payment of $50,000. You make an additional Purchase of $10,000 in the 6th month after the Issue Date. Both of the Purchase Payments received a 2.0% Credit, for a total of $1,200. If death occurs in the 16th month after the Issue Date, the amount of the Death Benefit would be reduced but only in the amount of those Credits applied within the previous 12-months. Since the initial Purchase Payment (and the Credits that were applied) occurred more than 12-months before the date of death, the Death Benefit would not be reduced by the amount of the Credits applied to the initial Purchase Payment. However, the $10,000 additional Purchase Payment was made within 12-months of the date of death. Therefore, the amount of the Death Benefit would be reduced by the amount of the Credits payable on the additional Purchase Payment ($200). 3. NOTE: If the Death Benefit would otherwise have been equal to the Purchase Payments minus any withdrawals due to poor investment performance, we will not reduce the amount of the Death Benefit by the amount of the Credits as shown in Example 2 above.

Recovery from Medically-Related Surrenders
1. Assume you purchase your Annuity with an initial Purchase Payment of $50,000. You receive a Credit of $1,000 ($50,000 X .02). The Annuitant is diagnosed as terminally ill in the 6th month after the Issue Date and we grant your request to surrender your Annuity under the medically-related surrender provision. Assuming the Credits were applied within 12-months of the date of diagnosis of the terminal illness, the amount that would be payable under the medically-related surrender provision would be reduced by the entire amount of the Credits ($1,000).
2. Assume you purchase your Annuity with an initial Purchase Payment of $50,000. You make an additional Purchase of $10,000 in the 6th month after the Issue Date. Both of the Purchase Payments received a 2.0% Credit, for a total of $1,200. The Annuitant is diagnosed as terminally ill in the 16th month after the Issue Date and we grant your request to surrender your Annuity under the medically-related surrender provision. Since the initial Purchase Payment (and the Credits that were applied) occurred more than 12-months before the diagnosis, the amount that would be payable under the medically-related surrender provision would not be reduced by the amount of the Credits applied to the initial Purchase Payment. However, the $10,000 additional Purchase Payment was made within 12-months of the date of diagnosis. Therefore, the amount of the Death Benefit would be reduced by the amount of the Credits payable on the additional Purchase Payment ($200).]

Credits applied to estimated Purchase Payments
Under certain circumstances, we may determine the amount of Credits payable on two or more separate Purchase Payments based on the Credit percentage that would have applied had all such Purchase Payments been made at the same time. To make use of this procedure, often referred to as a "letter of intent", you must provide evidence of your intention to submit the cumulative additional Purchase Payments within a 13-month period. A letter of intent must be provided to us prior to the Issue Date to be effective. Acceptance of a letter of intent is at our sole discretion and may be subject to restrictions as to the minimum initial Purchase Payment that must be submitted to receive the next higher breakpoint.

Failure to inform us that you intend to submit two or more Purchase Payments within a 13-month period may result in your Annuity receiving fewer Credits than would otherwise be added to your Annuity.

If you submit a letter of intent and receive Credits on Purchase Payments at a higher Credit percentage than would have applied BUT do not submit the required Purchase Payments during the 13-month period as required by your letter of intent, we may recover the "excess" Credits. "Excess" Credits are Credits in excess of the Credits that would have been payable without the letter of intent. If we determine that you have received "excess" Credits, any such amounts will be taken pro-rata from the investment options based on your Account Values as of the date we act to recover the excess. If the amount of the recovery exceeds your then current Surrender Value, we will recover all remaining Account Value and terminate your Annuity.

General Information about Credits

|X| We do not consider Credits to be "investment in the contract" for income tax purposes.
|X| You may not withdraw the amount of any Credits under the Free Withdrawal provision without assessment of the contingent deferred sales charge (see "Can I make withdrawal from my Annuity without a CDSC?").
|X| These Credits are separate and distinct from the Target Value Credits discussed below in the section entitled "American Skandia's Performance Advantage."

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS? During the accumulation period you may transfer Account Value between investment options. Transfers are not subject to taxation. We currently limit the number of Sub-accounts you can invest in at any one time to ten (10). However, you can invest in an unlimited number of Fixed Allocations. We may require a minimum of $500 in each Sub-account you allocate Account Value to at the time of any allocation or transfer. If you request a transfer and, as a result of the transfer, there would be less than $500 in the Sub-account, we may transfer the remaining Account Value in the Sub-account pro rata to the other investment options to which you transferred.

We will charge $10.00 for each transfer after the twelfth (12th) in each Annuity Year, including transfers made as part of any rebalancing, market timing, asset allocation or similar program which you have authorized. Transfers made as part of a dollar cost averaging program do not count toward the twelve free transfer limit. Renewals or transfers of Account Value from a Fixed Allocation at the end of its Guarantee Period are not subject to the transfer charge.

We reserve the right to limit the number of transfers in any Annuity Year for all existing or new Owners. We also reserve the right to limit the number of transfers in any Annuity Year or to refuse any transfer request for an Owner or certain Owners if: (a) we believe that excessive trading or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares must be restricted because of excessive trading or a specific transfer or group of transfers is deemed to have a detrimental effect on the share prices of affected Portfolios. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular Portfolio. Under such a circumstance, we will process transfers according to our rules then in effect and provide notice if the transfer request was denied. If a transfer request is denied, a new transfer request may be required.

DO YOU OFFER DOLLAR COST AVERAGING?
Yes. We offer Dollar Cost Averaging during the accumulation period. Dollar Cost Averaging allows you to systematically transfer an amount each month from one investment option to one or more other investment options. You can choose to transfer earnings only, principal plus earnings or a flat dollar amount. Dollar Cost Averaging allows you to invest regularly each month, regardless of the current unit value (or price) of the Sub-account(s) you invest in. This enables you to purchase more units when the market price is low and fewer units when the market price is high. This may result in a lower average cost of units over time. However, there is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining market.

You must have a minimum Account Value of at least $10,000 to enroll in a Dollar Cost Averaging program.

You  can  Dollar  Cost  Average  from  variable   investment  options  or  Fixed
Allocations. Dollar Cost Averaging from Fixed Allocations is subject to a number of rules that include, but are not limited to the following:

|X| You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X| You may only Dollar Cost Average earnings or principal plus earnings. If transferring principal plus earnings, the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X| Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

We may credit additional amounts to your Account Value if you allocate Purchase Payments to Fixed Allocations as part of a dollar cost averaging program. Any such offer is at our sole discretion and may be cancelled at any point. Specific rules may also apply including a change to the MVA formula. For more information see "Additional Amounts in the Fixed Allocation."

DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes. During the accumulation period, we offer automatic rebalancing among the variable investment options you choose. You can choose to have your Account Value rebalanced quarterly, semi-annually, or annually. On the appropriate date, your variable investment options are rebalanced to the allocation percentages you request. For example, over time the performance of the variable investment options will differ, causing your percentage allocations to shift. With automatic rebalancing, we transfer the appropriate amount from the "overweighted" Sub-accounts to the "underweighted" Sub-accounts to return your allocations to the percentages you request. If you request a transfer from or into any variable investment option participating in the automatic rebalancing program, we will assume that you wish to change your rebalancing percentages as well, and will automatically adjust the rebalancing percentages in accordance with the transfer unless we receive alternate instructions from you.

You must have a minimum Account Value of at least $10,000 to enroll in automatic rebalancing. All rebalancing transfers made on the same day as part of an automatic rebalancing program are considered as one transfer when counting the number of transfers each year toward the maximum of 12 free transfers.

DO YOU OFFER A PROGRAM TO BALANCE FIXED AND VARIABLE INVESTMENTS?
Some investors wish to invest in the variable investment options but also wish to protect a portion of their investment from market fluctuations. We offer a balanced investment program where a portion of your Purchase Payment is allocated to a Fixed Allocation for a Guarantee Period that you select and the remaining Account Value is allocated to the variable investment options that you select. The amount that we allocate to the Fixed Allocation is the amount (not including any additional amounts we applied to your Annuity based on your Purchase Payments) that will grow to a specific "principal amount" such as your initial Purchase Payment. We determine the amount based on the rates then in effect for the Guarantee Period you choose. If no amounts are transferred or withdrawn from the Fixed Allocation, at the end of the Guarantee Period, it will have grown to equal the "principal amount". The remaining Account Value that was not allocated to the Fixed Allocation can be allocated to any of the Sub-accounts that you choose. Account Value allocated to the variable investment options is subject to market fluctuations and may increase or decrease in value.

Example
Assume you have $100,000 to invest. You choose to allocate a portion of your Account Value to a Fixed Allocation with a 10-year Guarantee Period. The rate for the 10-year Guarantee Period is 4.24%*. Based on the chosen Guarantee Period and interest rate, the factor for determining how much of your Account Value can be allocated to the Fixed Allocation is 0.660170. That means that $66,017 will be allocated to the Fixed Allocation and the remaining Account Value ($33,983) will be allocated to the variable investment options. Assuming that you do not make any withdrawals from the Fixed Allocation, it will grow to $100,000 at the end of the Guarantee Period. Of course we cannot predict the value of the remaining Account Value that was allocated to the variable investment options.

* The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration. The hypothetical values in this example do not include the amount of any Credits or Target Value Credits that may apply.

We may credit additional amounts to Fixed Allocations if you allocate Purchase Payments in accordance with the balanced investment program we offer. Any such offer is at our sole discretion and may be cancelled at any point. Specific rules may also apply, including a change to the MVA formula. For more information see "Additional Amounts in the Fixed Allocations."

MAY I AUTHORIZE MY FINANCIAL REPRESENTATIVE TO MANAGE MY ACCOUNT?
You may authorize your financial representative to decide on the allocation of your Account Value and to make financial transactions between investment options, subject to our rules. However, we can suspend or cancel these privileges at any time. We will notify you if we do. We may restrict the available investment options if you authorize a financial representative to make transfers for you. We do this so that no financial representative is in a position to control transfers of large amounts of money for multiple clients into or out of any of the underlying portfolios that have expressed concern about movement of a large proportion of a portfolio's assets.

[We may also establish different "cut-off times" by which we must receive all financial transactions for certain underlying portfolios. Currently, only the three portfolios of the Rydex Variable Trust are subject to this restriction. Financial transactions involving a Rydex Sub-account must be received by us no later than 3:00 p.m. Eastern time to be processed on the current Valuation Day. If you request a transaction involving the purchase or redemption of Units in one of the Rydex Sub-accounts after 3:00 p.m. Eastern time, we will deem your request as received by us on the next Valuation Day.]

We or an affiliate of ours may provide administrative support to financial representatives who make transfers on your behalf. These financial representatives may be firms or persons who also are appointed by us as authorized sellers of the Annuity. However, we do not offer you advice about how to allocate your Account Value under any circumstance. Any financial firm or representative you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any recommendations such financial representatives make, any market timing or asset allocation programs they choose to follow or any specific transfers they make on your behalf.

HOW DO THE FIXED INVESTMENT OPTIONS WORK?
(Fixed Allocations may not be available in all states and may not be available in certain durations.)

Fixed Allocations currently are offered with Guarantee Periods of 1, 2, 3, 5, 7 and 10 years. We credit the fixed interest rate to the Fixed Allocation throughout a set period of time called a "Guarantee Period." The interest rate credited to a Fixed Allocation is the rate in effect when the Guarantee Period begins and does not change during the Guarantee Period. The rates are an effective annual rate of interest. We determine the interest rates for the various Guarantee Periods. At the time that we confirm your Fixed Allocation, we will advise you of the interest rate in effect and the date your Fixed Allocation matures. We may change the rates we credit new Fixed Allocations at any time. To inquire as to the current rates for Fixed Allocations, please call 1-800-766-4530 [680-8920].

A Guarantee Period for a Fixed Allocation begins:
|X| when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X| upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
|X| when a Guarantee Period attributable to a Fixed Allocation "renews" after its Maturity Date.

To the extent permitted by law, we may increase interest rates offered to a class of Owners who choose to participate in various services we make available. This may include, but is not limited to, Owners who elect to use dollar cost averaging from Fixed Allocations (see "Do You Offer Dollar Cost Averaging?") or the balanced investment program (see "Do You Offer a Program to Balance Fixed and Variable Investments?"). Any such program is at our sole discretion.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific formula for determining the fixed interest rates for Fixed Allocations. Generally the interest rates we offer for Fixed Allocations will reflect the investment returns available on the types of investments we make to support our fixed rate guarantees. These investment types may include cash, debt securities guaranteed by the United States government and its agencies and instrumentalities, money market instruments, corporate debt obligations of different durations, private placements, asset-backed obligations and municipal bonds. In determining rates we also consider factors such as the length of the Guarantee Period for the Fixed Allocation, regulatory and tax requirements, liquidity of the markets for the type of investments we make, commissions, administrative and investment expenses, our insurance risks in relation to the Fixed Allocations, general economic trends and competition.

We will credit interest on a new Fixed Allocation in an existing Annuity at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?
If you transfer or withdraw Account Value from a Fixed Allocation before the end of its Guarantee Period, we will adjust the value of your investment based on a formula, called a "Market Value Adjustment" or "MVA". The Market Value Adjustment formula compares the interest rates credited for Fixed Allocations at the time you invested, to interest rates being credited when you make a transfer or withdrawal. The amount of any Market Value Adjustment can be either positive or negative, depending on the rates that are currently being credited on Fixed Allocations.

MVA Formula
The MVA formula is applied separately to each Fixed Allocation. The formula is as follows:

                                                     [(1+I) / (1+J+0.0010)]N/12

                                                               where:

                  I is the fixed interest rate we guaranteed to credit to the Fixed Allocation as of its starting date;

                  J is the fixed interest rate for your class of annuities at the time of the withdrawal for a new Fixed Allocation with a Guarantee Period equal to the remaining number of years in your original Guarantee Period;

                  N is the number of months remaining in the original Guarantee Period.

If you surrender your Annuity under the "free-look" provision, the MVA formula is [(1 + I)/(1 + J)]N/12.

If the transfer or withdrawal does not occur on the yearly or monthly anniversary of the beginning of the Fixed Allocation, the numbers used in `J' and `N' will be rounded to the next highest integer.

MVA Examples
The following hypothetical examples show the effect of the MVA in determining Account Value. Assume the following:
|X| You allocate $50,000 into a Fixed Allocation with a Guarantee Period of 5 years.
|X|  The interest rate for your Fixed Allocation is 5.0% (I = 5.0%).
|X| You make no withdrawals or transfers until you decided to withdraw the entire Fixed Allocation after exactly three (3) years, therefore 24 months remain before the Maturity Date (N = 24).

Example of Positive MVA
Assume that at the time you request the withdrawal, the fixed interest rate for a new Fixed Allocation with a Guarantee Period of 24 months is 3.5% (J = 3.5%). Based on these assumptions, the MVA would be calculated as follows:

        MVA Factor = [(1+I)/(I+J+0.0010)]N/12 = [1.05/1.036]2 = 1.027210
                            Interim Value = $57881.25
       Account Value after MVA = Interim Value X MVA Factor = $59,456.20.

Example of Negative MVA
Assume that at the time you request the withdrawal, the fixed interest rate for a new Fixed Allocation with a Guarantee Period of 24 months is 6.0% (J = 6.0%). Based on these assumptions, the MVA would be calculated as follows:

       MVA Factor = [(1+I)/(1+J+0.0010)]N/12 = [1.05/1.061)]2 = 0.979372
                            Interim Value = $57881.25
       Account Value after MVA = Interim Value X MVA Factor = $56,687.28.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The "Maturity Date" for a Fixed Allocation is the last day of the Guarantee Period. On the Maturity Date, you may choose to renew the Fixed Allocation for a new Guarantee Period of the same or different length or you may transfer all or part of that Fixed Allocation's Account Value to another Fixed Allocation or to one or more Sub-accounts. If you do not specify how you want a Fixed Allocation to be allocated on its Maturity Date, it will be renewed for a Fixed Allocation of the same duration if then available. We will notify you 60 days before the end of the Guarantee Period about the fixed interest rates that we are currently crediting to all Fixed Allocations that are being offered. The rates being credited to Fixed Allocations may change before the Maturity Date. We will not charge a MVA if you choose to renew a Fixed Allocation on its Maturity Date or transfer the Account Value to one or more variable investment options.

ADDITIONAL AMOUNTS IN THE FIXED ALLOCATIONS
If you allocate Account Value to the Fixed Allocations and participate in certain programs we offer to help you to manage your Annuity's Account Value, under certain circumstances we may apply Additional Amounts to your Account Value allocated to the Fixed Allocation. Additional Amounts may be offered at any time at our sole discretion. When offered, Additional Amounts are provided from our general account.

Any program to provide Additional Amounts to Fixed Allocations are subject to the following rules:
|X| Additional Amounts are only offered if you participate in a balanced investment program (see "Do you offer a program to balance fixed and variable investment options?") or dollar cost averaging (see " Do you offer Dollar Cost Averaging?").
|X| Additional Amounts are only available on initial or additional Purchase Payments. Account Value transferred to a Fixed Allocation for use in the applicable programs will not receive the Additional Amounts. Additional Amounts are not available on an Annuity that is issued following an exchange of another annuity issued by us.
|X| You may not withdraw any Additional Amounts under the Free Withdrawal provision without assessment of the contingent deferred sales charge (see "Can I make withdrawals from my Annuity without a CDSC?).
|X| If Additional Amounts are applied to a Fixed Allocation, the MVA formula is revised as follows:

                           [(1+I) / (1+J+0.0020)]N/12

         Please refer to the section of the Prospectus entitled "How does the Market Value Adjustment Work?" for a discussion of the MVA formula.

|X| We do not consider Additional Amounts as "investment in the contract" for income tax purposes.
|X| We may require that you allocate Account Value to a Fixed Allocation with a Guarantee Period of certain duration (i.e. 10 years).
|X| Specific rules apply in relation to the duration of the Guarantee Period you must choose to be eligible to receive any Additional Amounts, and the date on which we allocate any Additional Amounts to the Fixed Allocation and begin crediting interest on the Additional Amount.

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE

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This benefit is being offered as of May 15, 1999 in those jurisdictions where we have received regulatory approvals. Certain terms and conditions may differ between jurisdictions once approved.
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Do you provide any guarantees on my investment?
The Annuity provides variable  investment options and fixed investment  options.
Only the fixed investment options provide a guaranteed return on your investment, subject to certain terms and conditions. However, your Annuity includes a feature at no additional cost that provides certain benefits if your Account Value has not reached or exceeded a "target value" on its 10th anniversary. If, on the 10th anniversary of your Annuity's Issue Date, your Account Value has not reached the target value (as defined below) you can choose either of the following benefits:

|X| You may continue your Annuity without electing to receive Annuity payments and receive an annual credit to your Account Value payable until you begin receiving Annuity payments. The credit is equal to 0.25% of the average of your Annuity's Account Value for the preceding four complete calendar quarters. This credit is applied to your investment options pro-rata based on the allocation of your then current Account Value.

|X| You may begin receiving Annuity payments within one year and accept a one-time credit to your Annuity equal to 10% of the net of the Account Value on the 10th anniversary of its Issue Date minus the sum of all Purchase Payments allocated in the prior five years. The annuity option you select must initially guarantee payments for not less than seven years.

Following the 10th anniversary of your Annuity's Issue Date, we will inform you if your Account Value did not meet or exceed the Target Value. We will assume that you have elected to receive the annual credit to your Account Value unless, not less than 30 days prior to the next anniversary of the Annuity, we receive at our home office your election to begin receiving Annuity payments.

Certain provisions of this benefit and of the Target Value Credits described below may differ if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.

What is the "Target Value" and how is it calculated?
The Target Value is a tool used to determine whether you are eligible to elect either of the benefits described above. The Target Value does not impact the Account Value available if you surrender your Annuity or make a partial withdrawal and does not impact the Death Benefit available to your Beneficiary(ies). The Target Value assumes a rate of return over ten (10) Annuity Years that will allow your initial investment to double in value, adjusted for any withdrawals and/or additional Purchase Payments you make during the 10 year period. We calculate the "Target Value" as follows:

1. Accumulate the initial Purchase Payment at an annual interest rate of 7.2% until the 10th anniversary of the Annuity's Issue Date; plus

2. Accumulate any additional Purchase Payments at an annual interest rate of 7.2% from the date applied until the 10th anniversary of the Annuity's Issue Date; minus

3. Each "proportional reduction" resulting from any withdrawal, accumulating at an annual interest rate of 7.2% from the date the withdrawal is processed until the 10th anniversary of the Annuity's Issue Date. We determine each "proportional reduction" by determining the percentage of your Account Value then withdrawn and reducing the Target Value by that same percentage. We include any withdrawals under your Annuity in this calculation, as well as the charge we deduct for any optional benefits you elect under the Annuity, but not the charge we deduct for the Annual Maintenance Fee or the Transfer Fee.

Examples
1. Assume you make an initial Purchase Payment of $10,000 and make no further Purchase Payments. The Target Value on the 10th anniversary of your Annuity's Issue Date would be $20,042, assuming no withdrawals are made. This is equal to $10,000 accumulating at an annual rate of 7.2% for the 10-year period.

2. Assume you make an initial Purchase Payment of $10,000 and make no further Purchase Payments. Assume at the end of Year 6, your Account Value has increased to $15,000 and you make a withdrawal of 10% or $1,500. The Target Value on the 10th anniversary would be $18,722. This is equal to $10,000 accumulating at an annual rate of 7.2% for the 10-year period, minus the proportional reduction accumulating at an annual interest rate of 7.2%.

Can I restart the 10-year Target Value calculation?
Yes, you can elect to lock in the growth in your Annuity by "restarting" the 10-year period on any anniversary of the Issue Date. If you elect to restart the calculation period, we will treat your Account Value on the restart date as if it was your Purchase Payment when determining if your Annuity's Account Value meets or exceeds the Target Value on the appropriate tenth (10th) anniversary. You may elect to restart the calculation more than once, in which case, the 10-year calculation period will begin on the date of the last restart date. We must receive your election to restart the calculation at our home office not later than 30 days after each anniversary of the Issue Date.

What are Target Value Credits?
Target Value Credits are additional amounts that we apply to your Account Value to increase the likelihood that your Account Value will meet or exceed the Target Value. Target Value Credits are payable on all Purchase Payments applied before the first anniversary of the Issue Date of your Annuity. Target Value Credits are separate and distinct from other Credits we apply to all Purchase Payments.

The amount of the Target Value Credit is equal to 1.0% of each qualifying Purchase Payment. Target Value Credits are only payable on qualifying Purchase Payments if the Owner(s) of the Annuity is(are) less than age 81 on its Issue Date. If the Annuity is owned by an entity, the age restriction applies to the age of the Annuitant on the Issue Date. The Target Value Credit is payable from our general account and is allocated to the investment options in the same ratio that the qualifying Purchase Payment is allocated.

Target Value Credits will not be available if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, of an Annuity we issued that has the same or a similar benefit.

Recovery of Target Value Credits

We can recover the amount of any Target Value Credit under the following circumstances:

1. If you surrender your Annuity before the 10th anniversary of the Issue Date of the Annuity.
2. If you elect to begin receiving Annuity payments before the first anniversary of the Issue Date.
3. If a person on whose life we pay the Death Benefit dies, or if a "contingency event" occurs which triggers a medically-related surrender
         (a) within 12 months after the date a Target Value Credit was allocated to your Account Value; or
         (b) within 10 years after the date a Target Value Credit was allocated to your Account Value if any owner was over age 70 on the Issue Date, or, if the Annuity was then owned by an entity, the Annuitant was over age 70 on the Issue Date.

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During the accumulation phase you can access your Account Value through Partial Withdrawals, Systematic Withdrawals, and where required for tax purposes, Minimum Distributions. You can also surrender your Annuity at any time. We may deduct a portion of the Account Value being withdrawn or surrendered as a CDSC and we may also apply a Market Value Adjustment to any Fixed Allocations. Certain amounts may be available to you each Annuity Year that are not subject to a CDSC. These are called "Free Withdrawals." In addition, under certain circumstances, we may waive the CDSC for surrenders made for qualified medical reasons or for withdrawals made to satisfy Minimum Distribution requirements. Unless you notify us differently, withdrawals are taken pro-rata based on the Account Value in the investment options at the time we receive your withdrawal request. Each of these types of distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period
A distribution during the accumulation period is deemed to come first from any "gain" in your Annuity and second as a return of your "tax basis", if any. Distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain. If you take a distributio n prior to the taxpayer's age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. You may wish to consult a professional tax advisor for advice before requesting a distribution.

During the Annuitization Period
During the annuitization period, a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time you receive the payment. The Code and regulations have "exclusionary rules" that we use to determine what portion of each annuity payment should be treated as a return of any tax basis you have in the Annuity. Once the tax basis in the Annuity has been distributed, the remaining annuity payments are taxable as ordinary income. The tax basis in the Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal during the accumulation phase. We call this a "Partial Withdrawal." The amount that you may withdraw will depend on the Annuity's Surrender Value. After any Partial Withdrawal, your Annuity must have a Surrender Value of at least $1,000, or we may treat the Partial Withdrawal request as a request to fully surrender your Annuity. The minimum Partial Withdrawal you may request is $100.

IS THERE A CHARGE FOR A PARTIAL WITHDRAWAL?
A CDSC may be assessed against a Partial Withdrawal. Whether a CDSC applies and the amount to be charged depends on whether the Partial Withdrawal exceeds any Free Withdrawal amount and, if so, the length of time that the Purchase Payment being withdrawn has been invested in the Annuity.

If you request a Partial Withdrawal:
1. we determine if the amount you requested is available as a Free Withdrawal (in which case it would not be subject to a CDSC);

Then if the amount requested exceeds the available Free Withdrawal amount:
2. we withdraw the amount from Purchase Payments that have been invested for longer than the CDSC period (with your Annuity, eight (8) years), if any;

Then if the amount requested exceeds that amount:
3. we withdraw the remaining amount from the Purchase Payments that are still subject to a CDSC. We withdraw the amount from the "oldest" of your Purchase Payments, which will result in the lowest CDSC being applied to the amount withdrawn.

Then if the amount requested exceeds Purchase Payments still subject to a CDSC:
4. we withdraw the remaining amount from other surrender value due to Credits, Target Value Credits and any Additional Amounts in the Fixed Allocations.

CAN I MAKE WITHDRAWALS FROM MY ANNUITY WITHOUT A CDSC?
Yes. During the accumulation phase you may withdraw a limited amount of Account Value each Annuity Year from which we do not deduct a CDSC. This amount is called the "Free Withdrawal" amount. Free Withdrawals are available to meet liquidity needs. The amount of any Free Withdrawal is not available at the time an Annuity is surrendered. NOTE: Withdrawals of any type made prior to age 59 1/2 may be subject to a 10% tax penalty.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?
The maximum Free Withdrawal amount during any Annuity Year is the greater of:
|X|      the "Growth" in the Annuity; or
|X| 10% of Purchase Payments that, as of the date of the withdrawal, have been invested for less than the CDSC period (with your Annuity, eight (8) years). The 10% amount is not cumulative.

"Growth" equals the current Account Value less all Purchase Payments that have been invested for less than the CDSC period and have not been previously withdrawn. "Growth" does not include any additional amounts we applied to your Annuity based on your Purchase Payments (see "How Do I Receive Credits",
"Additional Amounts in the Fixed Allocations" and "What Are Target Value Credits").

NOTE: Free withdrawals do not reduce the amount of any CDSC that would apply upon a partial withdrawal or subsequent surrender. The minimum Free Withdrawal you may request is $100.

We may reduce or eliminate the amount available as a Free Withdrawal if your Annuity is used in connection with certain plans that receive special tax treatment under the Code. As of the date of this Prospectus, the Free Withdrawal privilege has been eliminated for Annuities purchased as funding vehicles for retirement plans under Section 401 or 403(b) of the Code.

Examples
Assume you make an initial Purchase Payment of $10,000 and make no additional Purchase Payments. Assume that in Annuity Year 2, due to positive investment performance, your Account Value is $12,500. The maximum Free Withdrawal amount would be the greater of Growth (Account Value minus Purchase Payments = $2,500) or 10% of Purchase Payments ($1,000). Your maximum Free Withdrawal amount would therefore be $2,500.

Further assume that in your third Annuity Year, you choose to surrender your Annuity. Assume that after taking your $2,500 Free Withdrawal in Year 2, your Account Value has increased to $11,000 due to positive investment performance. Upon surrender, we will deduct a CDSC of 8.5% based on the number of years that your Purchase Payment has been invested times the amount of your Purchase Payment that has not been previously withdrawn (8.5% of $10,000 = $850). The amount of the previous Free Withdrawal was not subject to a CDSC when withdrawn. Therefore, upon surrender, the amount of the entire Purchase Payment is subject to the CDSC.
You would receive $10,150 minus the Annual Maintenance Fee and any Target Value Credits.

These examples do not reflect the effect of any Credits or Target Value Credits. These amounts are not available as a free withdrawal.

When we determine if a CDSC applies to Partial Withdrawals and Systematic Withdrawals, we will first determine what, if any, amounts qualify as a Free Withdrawal. Those amounts are not subject to the CDSC. Partial Withdrawal or Systematic Withdrawal of amounts greater than the maximum Free Withdrawal amount will be subject to a CDSC.

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD? Yes. We call these "Systematic Withdrawals." You can receive Systematic Withdrawals of earnings only, principal plus earnings or a flat dollar amount. Systematic Withdrawals may be subject to a CDSC. We will determine whether a CDSC applies and the amount in the same way as we would for a Partial Withdrawal.

Systematic Withdrawals can be made from Account Value allocated to the variable investment options or Fixed Allocations. Generally, Systematic Withdrawals from Fixed Allocations are limited to earnings accrued after the program of Systematic Withdrawals begins, or payments of fixed dollar amounts that do not exceed such earnings. Systematic Withdrawals are available on a monthly, quarterly, semi-annual or annual basis. The Surrender Value of your Annuity must be at least $20,000 before we will allow you to begin a program of Systematic Withdrawals.

The minimum amount for each Systematic Withdrawal is $100. If any scheduled Systematic Withdrawal is for less than $100, we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled Systematic Withdrawal.

DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?
Yes. If your Annuity is used as a funding vehicle for certain retirement plans that receive special tax treatment under Sections 401, 403(b) or 408 of the Code, Section 72(t) of the Code may provide an exception to the 10% penalty tax on distributions made prior to age 59 1/2 if you elect to receive distributions as a series of "substantially equal periodic payments". Distributions received under this provision in any Annuity Year that exceed the maximum amount available as a free withdrawal will be subject to a CDSC. To request a program that complies with Section 72(t), you must provide us with certain required information in writing on a form acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t) withdrawals. The Surrender Value of your Annuity must be at least $20,000 before we will allow you to begin a program for withdrawals under Section 72(t).
The minimum amount for any such withdrawal is $100.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM? (See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum Distributions are a type of Systematic Withdrawal we allow to meet distribution requirements under Sections 401, 403(b) or 408 of the Code. Under the Code, you may be required to begin receiving periodic amounts from your Annuity. In such case, we will allow you to make Systematic Withdrawals in amounts that satisfy the minimum distribution rules under the Code. We do not assess a CDSC on Minimum Distributions from your Annuity if you are required by law to take such Minimum Distributions from your Annuity at the time it is taken. However, a CDSC may be assessed on that portion of a Systematic Withdrawal that is taken to satisfy the minimum distribution requirements in relation to other savings or investment plans under other qualified retirement plans not maintained with American Skandia.

If you request, we will calculate the annual required Minimum Distribution under your Annuity. The amount of the required Minimum Distribution for your particular situation may depend on other annuities, savings or investments. We will only calculate the amount of your required Minimum Distribution based on the value of your Annuity. We require three (3) days advance written notice to calculate and process the amount of your payments. We may charge you for calculating required Minimum Distributions. You may elect to have Minimum Distributions paid out monthly, quarterly, semi-annually or annually. The $100 minimum that applies to Systematic Withdrawals does not apply to Minimum Distributions.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE? Yes. During the accumulation phase you can surrender your Annuity at any time. Upon surrender, you will receive the Surrender Value. Upon surrender of your Annuity, you will no longer have any rights under the Annuity.

WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where permitted by law, you may request to surrender your Annuity prior to the Annuity Date without application of any CDSC upon occurrence of a medically-related "Contingency Event". The amount payable will be your Account Value minus: (a) the amount of any Credits applied within 12 months of the applicable "Contingency Event" as defined below; (b) the amount of any Credits added in conjunction with any Purchase Payments received after our receipt of your request for a medically-related surrender (i.e. Purchase Payments received at such time pursuant to a salary reduction program; and (c) the amount of any Target Value Credits under certain circumstances.

This waiver of any applicable CDSC is subject to our rules, including but not limited to the following:

|X| the Annuitant must be named or any change of Annuitant must be accepted by us, prior to the "Contingency Event" described below;

|X| the Annuitant must be alive as of the date we pay the proceeds of such surrender request;

|X| if the Owner is one or more natural persons, all such Owners must also be alive at such time;

|X| we must receive satisfactory proof of the Annuitant's confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us; and

|X| this benefit is not available if the total Purchase Payments received exceed $500,000 for all annuities issued by us with this benefit where the same person is named as Annuitant.

A "Contingency Event" occurs if the Annuitant is:

|X| first confined in a "Medical Care Facility" while your Annuity is in force and remains confined for at least 90 days in a row; or

|X|  first diagnosed as having a "Fatal Illness" while your Annuity is in force.

The definitions of "Medical Care Facility" and "Fatal Illness," as well as additional terms and conditions, are provided in your Annuity. Specific details and definitions in relation to this benefit may differ in certain jurisdictions.

WHAT TYPES OF ANNUITY PAYMENT OPTIONS ARE AVAILABLE UPON ANNUITIZATION?
Annuity payments can be guaranteed for the life of the Annuitant, for the life of the Annuitant with a certain period guaranteed, or for a certain fixed period of time with no life contingency. We currently make available fixed payments and adjustable payments. However, adjustable annuity payments may not be available on your Annuity Date.

You may choose an Annuity Date, an annuity option and the frequency of annuity payments when you purchase an Annuity, or at a later date. You may change your choices up to 30 days before the Annuity Date. Any change to these options must be in writing. The Annuity Date must be the first or the fifteenth day of a calendar month. A maximum Annuity Date may be required by law.

We currently offer the following Annuity Payment Options. Additional Annuity Payment Options may be offered in the future.

Key Life: is the person or persons upon whose life annuity payments with a life contingency are based.

Option 1
Payments for Life: Under this option, income is payable periodically until the death of the "key life". No additional annuity payments are made after the death of the key life. Since no minimum number of payments is guaranteed, this option offers the largest amount of periodic payments of the life contingent annuity options. It is possible that only one payment will be payable if the death of the key life occurs before the date the second payment was due, and no other payments nor death benefits would be payable.

Option 2
Payments for Life with 10, 15, or 20 Years Certain: Under this option, income is payable until the death of the key life. However, if the key life dies before the end of the period selected (10, 15, or 20 years), the remaining payments are paid to the Beneficiary until the end of such period.

Option 3
Payments Based on Joint Lives: Under this option, income is payable periodically during the joint lifetime of two key lives, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the survivor's death. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the key lives occurs before the date the second payment was due, and no other payments or death benefits would be payable.

Option 4
Payments for a Certain Period: Under this option, income is payable periodically for a specified number of years. If the payee dies before the end of the specified number of years, the remaining payments are paid to the Beneficiary to the end of such period. Note that under this option, payments are not based on any assumptions of life expectancy. Therefore, that portion of the Insurance Charge assessed to cover the risk that key lives outlive our expectations provides no benefit to an Owner selecting this option.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless prohibited by law, we require that you elect either a life annuity or an annuity with a certain period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date. Therefore, making a purchase payment within seven years of the Annuity Date limits your annuity payment options.

If you have not provided us with your Annuity Date or Annuity Payment Option in writing, then:
|X| the Annuity Date will be the first day of the calendar month following the later of the Annuitant's 85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and

|X| the Annuity Payments, where allowed by law, will be fixed monthly payments for life with 10 years certain (See Option 2).

If you have not made an election prior to death benefit proceeds becoming due, the Beneficiary may elect to receive the death benefit under one of the annuity payment options. However, if you made an election, the Beneficiary may not alter such election.

HOW ARE ANNUITY PAYMENTS CALCULATED?
The first annuity payment varies according to the annuity payment option and payment frequency selected. The first payment is determined by multiplying the Account Value plus any additional amounts applied by us under the Performance Advantage benefit by the factor determined from our table of annuity rates. Your Account Value will be determined as of the close of business on the fifteenth day preceding the Annuity Date, plus interest at not less that 3% per year from such date to the Annuity Date. The table of annuity rates differ based on the type of annuity chosen and the frequency of payment selected. Our rates will not be less than our guaranteed minimum rates. These guaranteed minimum rates are derived from the 1983a Individual Annuity Mortality Table with ages set back one year for males and two years for females and with an assumed interest rate of 3% per annum. Where required by law or regulation, such annuity table will have rates that do not differ according to the gender of the key life.
Otherwise, the rates will differ according to the gender of the key life.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
The Annuity provides a Death Benefit during its accumulation phase. If the Annuity is owned by one or more natural persons, the Death Benefit is payable upon the first death of an Owner. If the Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant's death, if there is no Contingent Annuitant. If a Contingent Annuitant was designated before the Annuitant's death and the Annuitant dies, then the Contingent Annuitant becomes the Annuitant and a Death Benefit will not be paid at that time. The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

DEATH BENEFIT OPTIONS
Your Annuity provides a "basic" Death Benefit at no additional charge and also offers two different optional Death Benefits that can be purchased for an additional charge. Under certain circumstances, your Death Benefit may be reduced by the amount of any Credits or Target Value Credits we applied to your Purchase Payments. (see "How are Credits Applied to My Account Value" and "Recovery of Target Value Credits")

Basic Death Benefit
The basic Death Benefit depends on the decedent's age on the date of death:

         If death occurs during the first ten (10) Annuity Years: The Death Benefit is the greater of:

|X|      The sum of all Purchase Payments less the sum of all withdrawals; and
|X| The sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations.

         If death occurs after the tenth (10th) Annuity Year: The Death Benefit is your Account Value.

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The  Optional  Death  Benefits  are being  offered  as of May 15,  1999 in those jurisdictions where we have received regulatory approval. Certain terms and conditions may differ between jurisdictions once approved.
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Optional Death Benefits
We offer two optional Death Benefits to provide an enhanced level of protection for your beneficiaries. Currently, these benefits are only offered and must be elected at the time that you purchase your Annuity. We may, at a later date, allow existing Annuity Owners to purchase either of the optional Death Benefits subject to our rules.

If the Annuity has one Owner, the Owner must be age 80 or less at the time either optional Death Benefit is purchased. If the Annuity has joint Owners, the oldest Owner must be age 80 or less. If the Annuity is owned by an entity, the Annuitant must be age 80 or less.

Key Terms Used with the Optional Death Benefits

|X| The Death Benefit Target Date is the contract anniversary on or after the 80th birthday of the current Owner, the oldest of either joint Owner or the Annuitant, if entity owned.

|X|  The  Highest   Anniversary   Value  equals  the  highest  of  all  previous
     "Anniversary Values" on or before the earlier of the Owner's date of death and the "Death Benefit Target Date".

|X| The Anniversary Value is the Account Value as of each anniversary of the Issue Date plus the sum of all Purchase Payments on or after such anniversary less the sum of all "Proportional Reductions" since such anniversary.

|X| A Proportional Reduction is a reduction to the value being measured caused by a withdrawal, equaling the percentage of the withdrawal as compared to the Account Value as of the date of the withdrawal. For example, if your Account Value is $10,000 and you withdraw $2,000 (a 20% reduction), we will reduce both your Anniversary Value and the amount determined by Purchase Payments increasing at the appropriate interest rate by 20%.

|X| The Assumed Accumulation Rate is the rate of interest that we will apply to your Purchase Payments only for purposes of calculating this benefit The Assumed Accumulation Rate is different depending on which Optional Death Benefit you select as shown below:

            --------------------------- ------------------------
                      Option 1                  Option 2
                   5.0% per year              7.2% per year
            --------------------------- ------------------------

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Certain terms and conditions may differ if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, from any other Annuity we issue.
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Calculation of Optional Death Benefits
The optional Death Benefit calculations depend on whether death occurs before or after the Death Benefit Target Date.

Annuities with one Owner
The optional Death Benefits are calculated as follows:

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1. the Account Value in the Sub-accounts plus the Interim Value of any Fixed Allocations (no MVA) as of the date we receive in writing "due proof of death"; and
2. the sum of all Purchase Payments minus the sum of all Proportional Reductions, each increasing daily until the Owner's date of death at the applicable Assumed Accumulation Rate for the option you elect, subject to a limit of 200% of the difference between the sum of all Purchase Payments and the sum of all withdrawals as of the Owner's date of death; and
3. the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date. The amount calculated in Item 1 & 3 above may be reduced by any Credits or Target Value Credits under certain circumstances.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1. the Account Value as of the date we receive in writing "due proof of death" (an MVA may be applicable to amounts in any Fixed Allocations); and
2. the greater of Item 2 & 3 above on the Death Benefit Target Date plus the sum of all Purchase Payments less the sum of all Proportional Reductions since the Death Benefit Target Date.

         The amount calculated in Item 1 above may be reduced by any Credits or Target Value Credits under certain circumstances.

Annuities with joint Owners
For Annuities with Joint Owners, the Death Benefit is calculated as shown above except that the age of the oldest of the Joint Owners is used to determine the Death Benefit Target Date. NOTE: If you and your spouse own the Annuity jointly, we will pay the Death Benefit to the Beneficiary. If the sole primary Beneficiary is the surviving spouse, then the surviving spouse can elect to assume ownership of the Annuity.

Annuities owned by entities
For Annuities owned by an entity, the Death Benefit is calculated as shown above except that the age of the Annuitant is used to determine the Death Benefit Target Date. Payment of the Death Benefit is based on the death of the Annuitant (or Contingent Annuitant, if applicable).

Examples of Optional Death Benefit Calculation
The following are examples of how the Optional Death Benefits are calculated. Each example assumes that a $50,000 initial Purchase Payment is made and that no withdrawals are made prior to the Owner's death. Each example assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

Example of market increase greater than Assumed Accumulation Rate
Assume that the Owner's Account Value has generally been increasing. On the date we receive due proof of death (the Owner's 58th birthday), the Account Value is $90,000. The Highest Anniversary Value at the end of any previous period is $72,000. The Death Benefit would be the Account Value ($90,000) because it is greater than the Highest Anniversary Value ($72,000) or the sum of prior
Purchase Payments increased by 5.0% annually ($73,872.77 - Option 1) or 7.2% annually for ($87,202.36 - Option 2).

Example of market decrease
Assume  that the  Owner's  Account  Value  generally  increased  until the fifth anniversary but generally has been decreasing since the fifth contract anniversary. On the date we receive due proof of death (the Owner's 58th birthday), the Account Value is $48,000. The Highest Anniversary Value at the end of any previous period is $54,000. The Death Benefit would be the sum of prior Purchase Payments increased by 5.0% annually ($73872.77 - Option 1) or 7.2% annually for ($87202.36 - Option 2) because it is greater than the Highest Anniversary Value ($54,000) or the Account Value ($48,000).

Example of Highest Anniversary Value
Assume that the Owner's Account Value increased significantly during the first six years following the Issue Date. On the sixth anniversary date the Account Value was $90,000. During the seventh Annuity Year, the Account Value increases to as high as $100,000 but then subsequently falls to $80,000 on the date we receive due proof of death (the Owner's 58th birthday). The Death Benefit would be the Highest Anniversary Value at the end of any previous period ($90,000), which occurred on the sixth anniversary, although the Account Value was higher during the subsequent period. The Account Value on the date we receive due proof of death ($80,000) is lower, as is the sum of all prior Purchase Payments increased by 5.0% annually ($73,872.77 - Option 1) or 7.2% annually for ($87,202.36 - Option 2).

How much do you charge for the optional death benefits?
We deduct a charge from your Account Value if you elect to purchase either Optional Death Benefit. For Option 1, each deduction is 0.30% of the then current Death Benefit when the deduction is taken. For Option 2, each deduction is 0.50% of the then current Death Benefit when the deduction is taken. No charge applies after the Annuity Date.

We deduct the charge:

1.   on each anniversary of the Issue Date;

2. when Account Value is transferred to our general account prior to the Annuity Date;

3.   if you surrender your Annuity; and

4.   if you choose to terminate the benefit.

If you surrender the Annuity, elect to begin receiving Annuity payments or terminate the benefit on a date other than an anniversary of the Issue Date, the charge will be prorated. During the first year after the Issue Date, the charge would be prorated from the Issue Date. In all subsequent years, it would be prorated from the last anniversary of the Issue Date.

We first deduct the amount of the charge pro-rata from the Account Value in the variable investment options. We only deduct the charge pro-rata from the Fixed Allocations to the extent there is insufficient Account Value in the variable investment options to pay the charge. If your Annuity's Account Value is insufficient to pay the charge, we may deduct your remaining Account Value and terminate your Annuity. We will notify you if your Account Value is insufficient to pay the charge and allow you to submit an additional Purchase Payment to continue your Annuity.

Are there any exceptions to these rules for paying the Death Benefit?
Yes, there are exceptions that apply no matter how your Death Benefit is calculated. There are exceptions to the Death Benefit if the decedent was not the Owner or Annuitant as of the Issue Date and did not become the Owner or Annuitant due to the prior Owner's or Annuitant's death. Any minimum Death Benefit that applies will be suspended for a two-year period from the date he or she first became Owner or Annuitant. After the two-year suspension period is completed, the Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

What options are available to my Beneficiary upon my death?
|X| During the accumulation period, if you die and the sole Beneficiary is your spouse, then your spouse may elect to be treated as the current Owner. The Annuity can be continued, subject to its terms and conditions, in lieu of receiving the death benefit. Your spouse may only assume ownership of the Annuity if he or she is designated as the sole primary Beneficiary.

|X|    In the event of your death, the death benefit must be distributed within:

         (a) five years of the date of death; or

         (b) over a period not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary. Payments under this option must begin within one year of the date of death.

When do you determine the Death Benefit?
We determine the amount of the death benefit as of the date we receive "due proof of death" and any other written representations we require to determine the proper payment of the Death Benefit to all Beneficiaries. "Due proof of death" may include a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other satisfactory proof of death.

We will require written acknowledgment of all named Beneficiaries before we can determine the Death Benefit. During the period from the date of death until we receive all required paper work, the amount of the Death Benefit may be subject to market fluctuations.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?
During the accumulation period, the Annuity has an Account Value. The Account Value is determined separately for each Sub-account allocation and for each Fixed Allocation. The Account Value is the sum of the values of each Sub-account allocation and the value of each Fixed Allocation. The Account Value does not reflect any CDSC that may apply to a withdrawal or surrender. The Account Value includes any additional amounts we applied to your Purchase Payments that we are entitled to recover upon surrender of your Annuity. When determining the Account Value on a day other than a Fixed Allocation's Maturity Date, the Account Value may include any Market Value Adjustment that would apply to a Fixed Allocation (if withdrawn or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value available to you on any day during the accumulation period. The Surrender Value is equal to your Account Value minus any CDSC, the Annual Maintenance Fee and any additional amounts we applied to your Purchase Payments that we are entitled to recover upon surrender of your Annuity. The Surrender Value will also include any Market Value Adjustment that may apply.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you allocate Account Value to a Sub-Account, you are purchasing units of the Sub-account. Each Sub-account invests exclusively in shares of an underlying Portfolio. The value of the Units fluctuate with the market fluctuations of the Portfolios. The value of the Units also reflect the daily accrual for the Insurance Charge.

Each Valuation Day, we determine the price for a Unit of each Sub-account, called the "Unit Price." The Unit Price is used for determining the value of transactions involving Units of the Sub-accounts. We determine the number of Units involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example
Assume you allocate $5,000 to a Sub-account. On the Valuation Day you make the allocation, the Unit Price is $14.83. Your $5,000 buys 337.154 Units of the Sub-account. Assume that later, you wish to transfer $3,000 of your Account Value out of that Sub-account and into another Sub-account. On the Valuation Day you request the transfer, the Unit Price of the original Sub-account has increased to $16.79. To transfer $3,000, we sell 178.677 Units at the current Unit Price, leaving you 158.477 Units. We then buy $3,000 of Units of the new Sub-account at the Unit Price of $17.83. You would then have 168.255 Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee Period, we use the concept of an Interim Value. The Interim Value can be calculated on any day and is equal to the initial value allocated to a Fixed Allocation plus all interest credited to a Fixed Allocation as of the date calculated. The Interim Value does not include the impact of any Market Value Adjustment. If you made any transfers or withdrawals from a Fixed Allocation, the Interim Value will reflect the withdrawal of those amounts and any interest credited to those amounts before they were withdrawn. To determine the Account Value of a Fixed Allocation on any day other than its Maturity Date, we multiply the Account Value of the Fixed Allocation times the Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?

Initial Purchase Payments: We are required to allocate your initial Purchase Payment to the Sub-accounts within two (2) days after we receive all of our requirements to issue the Annuity. If we do not have all the required information to allow us to issue your Annuity, we may retain the Purchase Payment while we try to reach you or your representative to obtain all of our requirements. If we are unable to obtain all of our required information within five (5) days, we are required to return the Purchase Payment to you at that time, unless you specifically consent to our retaining the Purchase Payment while we gather the required information. Once we obtain the required information, we will invest the Purchase Payment and issue the Annuity within two (2) days. During any period that we are trying to obtain the required information, your money is not invested.

Additional Purchase Payments: We will apply any additional Purchase Payments on the Valuation Day that we receive the Purchase Payment with satisfactory instructions.

Scheduled Transactions: "Scheduled" transactions include transfers under a Dollar Cost Averaging, rebalancing, or asset allocation program, Systematic Withdrawals, Minimum Distributions or Annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Valuation Day. In that case, the transaction will be processed and valued on Valuation Day prior to the scheduled transaction date.

Unscheduled Transactions: "Unscheduled" transactions include any other non-scheduled transfers and requests for Partial Withdrawals or Free Withdrawals or Surrenders. Unscheduled transactions are processed and valued as of the Valuation Day we receive the request at our Office in good order.

Medically-related Surrenders & Death Benefits: Medically-related surrender requests and Death Benefit claims require our review and evaluation before processing. We price such transactions as of the date we receive at our Office all materials we require for such transaction and that are satisfactory to us.

[Transactions in Rydex Sub-accounts: Any financial transactions involving the Rydex Sub-accounts must be received by us no later than 3:00 p.m. Eastern time to be processed on the current Valuation Day. If you request a transaction involving the purchase or redemption of Units in one of the Rydex Sub-accounts after 3:00 p.m. Eastern time, we will deem your request as received by us on the next Valuation Day.]

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?
Following is a brief summary of some of the Federal tax considerations relating to this Annuity. However, since the tax laws are complex and tax consequences are affected by your individual circumstances, this summary of our interpretation of the relevant tax laws is not intended to be fully comprehensive nor is it intended as tax advice. Therefore, you may wish to consult a professional tax advisor for tax advice as to your particular situation.

HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?
The Separate Accounts are taxed as part of American Skandia. American Skandia is taxed as a life insurance company under Part I, subchapter L of the Code. No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Accounts with respect to the Annuities.

IN GENERAL, HOW ARE ANNUITIES TAXED? Section 72 of the Code governs the taxation of annuities in general. Taxation of the Annuity will depend in large part on:

1.       whether the Annuity is used by:
|X| a qualified pension plan, profit sharing plan or other retirement arrangement that is eligible for special treatment under the Code (for purposes of this discussion, a "Qualified Contract"); OR
|X| an individual or a corporation, trust or partnership (a "Non-qualified Contract"); and

2.       whether the Owner is:
|X|      an individual person or persons; or
|X|      an entity including a corporation, trust or partnership.

Individual Ownership: If one or more individuals own an Annuity, the Owner of the Annuity is generally not taxed on any increase in the value of the Annuity until an amount is received (a "distribution"). This is commonly referred to as "tax deferral". A distribution can be in the form of a lump sum payment including payment of a Death Benefit, or in annuity payments under one of the annuity payment options. Certain other transactions may qualify as a distribution and be subject to taxation.

Entity Ownership: If the Annuity is owned by an entity and is not a Qualified Contract, generally the Owner of the Annuity must currently include any increase in the value of the Annuity during a tax year in its gross income. An exception from current taxation applies for annuities held by a structured settlement company, by an employer with respect to a terminated tax-qualified retirement plan, a trust holding an annuity as an agent for a natural person, or by a decedent's estate by reason of the death of the decedent. A tax-exempt entity for Federal tax purposes will not be subject to income tax as a result of this provision.

HOW ARE DISTRIBUTIONS TAXED?
Distributions from an Annuity are taxed as ordinary income and not as capital gains.

Distributions Before Annuitization: Distributions received before annuity payments begin are generally treated as coming first from "income on the contract" and then as a return of the "investment in the contract". The amount of any distribution that is treated as receipt of "income on the contract" is includible in the taxpayer's gross income and taxable in the year it is received. The amount of any distribution treated as a return of the "investment in the contract" is not includible in gross income.

|X| "Income on the contract" is calculated by subtracting the taxpayer's "investment in the contract" from the aggregate value of all "related contracts" (discussed below).
|X| "Investment in the contract" is equal to total purchase payments for all "related contracts" minus any previous distributions or portions of such distributions from such "related contracts" that were not includible in gross income. "Investment in the contract" may be affected by whether an annuity or any "related contract" was purchased as part of a tax-free exchange of life insurance or annuity contracts under Section 1035 of the Code. Unless "after-tax" or non-deductible contributions have been made to a Qualified Contract, the "investment in the contract" for a Qualified Contract will be considered zero for tax reporting purposes.

Distributions After Annuitization: A portion of each annuity payment received on or after the Annuity Date will generally be taxable. The taxable portion of each annuity payment is determined by a formula which establishes the ratio that the "investment in the contract" bears to the total value of annuity payments to be made. This is called the "exclusion ratio." The investment in the contract is excluded from gross income. Any additional payments received that exceed the exclusion ratio will be entirely includible in gross income. The formula for determining the exclusion ratio differs between fixed and variable annuity payments. When annuity payments cease because of the death of the person upon whose life payments are based and, as of the date of death, the amount of annuity payments excluded from taxable income by the exclusion ratio does not exceed the "investment in the contract," then the remaining portion of unrecovered investment is allowed as a deduction in the tax year of such death.

Penalty Tax on Distributions: Generally, any distribution from an annuity not used in conjunction with a Qualified Contract (Qualified Contracts are discussed below) is subject to a penalty equal to 10% of the amount includible in gross income. This penalty does not apply to certain distributions, including:

|X|  Distributions made on or after the taxpayer has attained age 59 1/2;
|X| Distributions made on or after the death of the contract owner, or, if the owner is an entity, the death of the annuitant,;
|X|  Distributions attributable to the taxpayer's becoming disabled;
|X| Distributions which are part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer (or the joint lives of the taxpayer and the taxpayer's Beneficiary);
|X| Distributions of amounts which are treated as "investments in the contract" made prior to August 14, 1982;
|X|  Payments under an immediate annuity as defined in the Code;
|X| Distributions under a qualified funding asset under Code Section 130(d); or |X| Distributions from an annuity purchased by an employer on the termination of a qualified pension plan that is held by the employer until the employee separates from service.

Special rules applicable to "related contracts": Contracts issued by the same insurer to the same contract owner within the same calendar year (other than certain contracts owned in connection with a tax-qualified retirement arrangement) are to be treated as one annuity contract when determining the taxation of distributions before annuitization. We refer to these contracts as "related contracts." In situations involving related contracts we believe that the values under such contracts and the investment in the contracts will be added together to determine the proper taxation of a distribution from any one contract described under the section "Distributions before Annuitization." Distributions will be treated as coming first from income on the contract until all of the income on all such related contracts is withdrawn, and then as a return of the investment in the contract. There is some uncertainty regarding the manner in which the Internal Revenue Service would view related contracts when one or more contracts are immediate annuities or are contracts that have been annuitized. The Internal Revenue Service has not issued guidance clarifying this issue as of the date of this Prospectus. You are particularly cautioned to seek advice from your own tax advisor on this matter.

Special concerns regarding "substantially equal periodic payments": (also known as "72(t) distributions") Any modification to a program of distributions which are part of a series of substantially equal periodic payments that occur before the later of the taxpayer reaching age 59 1/2 or 5 years from the first of such payments will result in the requirement to pay the taxes that would have been due had the payments been treated as subject to tax in the years received, plus interest. This does not apply when the modification is due by reason of death or disability. It is our understanding that the Internal Revenue Service may not consider a scheduled series of distributions to qualify under Sections 72(q) or 72(t) if the holder of the annuity retains the right to modify such distributions at will, even if such right is not exercised, or, for a variable annuity, depending on how payments are structured.

Special concerns regarding immediate annuities: The Internal Revenue Service has ruled that the exception to the 10% penalty described above for "non-qualified" immediate annuities as defined under the Code may not apply to annuity payments under a contract recognized as an immediate annuity under state insurance law obtained pursuant to an exchange of a contract if: (a) purchase payments for the exchanged contract were contributed or deemed to be contributed more than one year prior to the first annuity payment payable under the immediate annuity; and
(b) the annuity payments under the immediate annuity do not meet the requirements of any other exception to the 10% penalty. It is unclear whether the exception to the 10% penalty applies to annuity payments where the purchase payment originates from a deferred annuity contract established as a result of an exchange if: (a) purchase payments for the exchanged contract were contributed or are deemed to be contributed more than one year prior to the first annuity payment pursuant to the deferred annuity contract; or (b) the annuity payments pursuant to the deferred annuity do not meet the requirements of any other exception to the 10% penalty.

Special rules in relation to tax-free exchanges under Section 1035: Section 1035 of the Code permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. If an annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any distributions other than as annuity payments will be considered to come:
|X| First, from the amount of "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X| Then, from any "income on the contract" that is attributable to the purchase payments made prior to August 14, 1982 (including income on such original purchase payments after the exchange);
|X| Then, from any remaining "income on the contract"; and |X| Lastly, from the remaining "investment in the contract."

Therefore, to the extent a distribution is equal to or less than the investment in the contract made prior to August 14, 1982, such amounts are not included in taxable income. Further, distributions received that are considered to be a return of investment on the contract from purchase payments made prior to August 14, 1982, such distributions are not subject to the 10% tax penalty. In all other respects, the general provisions of the Code apply to distributions from annuities obtained as part of such an exchange.

WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?
An annuity may be suitable as a funding vehicle for various types of tax-qualified retirement plans. We have provided summaries of the types of tax-qualified retirement plans with which we may issue an Annuity. These summaries provide general information about the tax rules and are not intended to be complete discussions. The tax rules regarding qualified plans are complex. These rules may include limitations on contributions and restrictions on distributions, including additional taxation of distributions and additional penalties. The terms and conditions of the tax-qualified retirement plan may impose other limitations and restrictions that are in addition to the terms of the Annuity. The application of these rules depends on individual facts and circumstances. Before purchasing an Annuity for use in a qualified plan, you should obtain competent tax advice, both as to the tax treatment and suitability of such an investment. American Skandia does not offer all of its annuities to all of these types of tax-qualified retirement plans.

Corporate Pension and Profit-sharing Plans: Annuities may be used to fund employee benefits of various corporate pension and profit-sharing plans established by corporate employers under Sections 401(a) and 401(k) of the Code. Contributions to such plans are not taxable to the employee until distributions are made from the retirement plan. The Code imposes limitations on the amount that may be contributed and the timing of distributions. The tax treatment of distributions is subject to special provisions of the Code, and also depends on the design of the specific retirement plan. There are also special requirements as to participation, nondiscrimination, vesting and nonforfeitability of interests.

H.R. 10 Plans: Annuities may also be used to fund benefits of retirement plans established by self-employed individuals for themselves and their employees. These are commonly known as "H.R. 10 Plans" or "Keogh Plans". These plans are subject to most of the same types of limitations and requirements as retirement plans established by corporations. However, the exact limitations and requirements may differ from those for corporate plans.

Tax Sheltered Annuities: Under Section 403(b) of the Code a tax sheltered annuity ("TSA") is a contract into which contributions may be made by certain qualifying employers such as public schools and certain charitable, educational and scientific organizations specified in Section 501(c)(3) for the benefit of their employees. Such contributions are not taxable to the employee until distributions are made from the TSA. The Code imposes limits on contributions, transfers and distributions.
Nondiscrimination requirements also apply.

Under a TSA, you may be prohibited from taking distributions from the contract attributable to contributions made pursuant to a salary reduction agreement unless the distribution is made:

|X|      After the participating employee attains age 59 1/2;

|X|      Upon separation from service, death or disability; or

|X|      In the case of financial hardship (subject to restrictions).

Section 457 Plans: Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax exempt employers for their employees may invest in annuity contracts. The Code limits contributions and distributions, and imposes eligibility requirements as well. Contributions are not taxable to employees until distributed from the plan. However, plan assets remain the property of the employer and are subject to the claims of the employer's general creditors until such assets are made available to participants or their beneficiaries.

Individual Retirement Programs or "IRAs": Section 408 of the Code allows eligible individuals to maintain an individual retirement account or individual retirement annuity ("IRA"). IRAs are subject to limitations on the amount that may be contributed, the contributions that may be deducted from taxable income, the persons who may be eligible to establish an IRA and the time when distributions must commence. Further, an Annuity may be used to "roll-over" distributions from certain tax-qualified retirement plans and maintain their tax-deferral.

Roth IRAs: A form of IRA is also available called a "Roth IRA". Contributions to a Roth IRA are not tax deductible. However, distributions from a Roth IRA are free from Federal income taxes and are not subject to the 10% penalty tax if five (5) tax years have passed since the first contribution was made or any conversion from a traditional IRA was made and the distribution is made (a) once the taxpayer is age 59 1/2 or older, (b) upon the death or disability of the taxpayer, or (c) for qualified first-time home buyer expenses, subject to certain limitations. Distributions from a Roth IRA that are not "qualified" as described above may be subject to Federal income and penalty taxes.

Purchasers of IRAs and Roth IRAs will receive a special disclosure document, which describes limitations on eligibility, contributions, transferability and distributions. It also describes the conditions under which distributions from IRAs and qualified plans may be rolled over or transferred into an IRA on a tax-deferred basis and the conditions under which distributions from traditional IRAs may be rolled over to, or the traditional IRA itself may be converted into, a Roth IRA.

SEP IRAs: Eligible employers that meet specified criteria may establish Simplified Employee Pensions or SEP IRAs. Employer contributions that may be made to employee SEP IRAs are larger than the amounts that may be contributed to other IRAs, and may be deductible to the employer.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?
Distributions from Qualified Contracts are generally taxed under Section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the proportion of a distribution representing any investment gain on the after-tax contributions. Generally, a 10% penalty tax applies to the taxable portion of a distribution from a Qualified Contract made prior to age 59 1/2. However, the 10% penalty tax does not apply when the distribution:

|X| is part of a properly executed transfer to another IRA or another eligible qualified account;

|X| is subsequent to the death or disability of the taxpayer (for this purpose disability is as defined in Section 72(m)(7) of the Code);


|X| is part of a series of substantially equal periodic payments to be paid not less frequently than annually for the taxpayer's life or life expectancy or for the joint lives or life expectancies of the taxpayer and a designated beneficiary;

|X|  is subsequent to a separation  from service after the taxpayer  attains age
     55*;

|X| does not exceed the employee's allowable deduction in that tax year for medical care*; and

|X| is made to an alternate payee pursuant to a qualified domestic relations order*.

The exceptions above which are followed by an asterisk (*) do not apply to IRAs.

Minimum Distributions after age 70 1/2: A participant's interest in a Qualified Contract must generally be distributed, or begin to be distributed, by the "required beginning date". This is April 1st of the calendar year following the later of:
|X|   the calendar year in which the individual attains age 70 1/2; or
|X| the calendar year in which the individual retires from service with the employer sponsoring the plan. The retirement option is not available to IRAs.

The participant's entire interest must be distributed beginning no later than the required beginning date over a period which may not extend beyond a maximum of the life expectancy of the participant or the life expectancies of the owner and a designated Beneficiary. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account value by the applicable life expectancy. The account balance is generally based upon the Account Value as of the close of business on the last day of the previous calendar year. A larger annual distribution may be required under certain circumstances.

If the participant dies before reaching his or her "required beginning date", his or her entire interest must generally be distributed within five years of death. However, this rule will be deemed satisfied if distributions begin before the close of the calendar year following death to a designated Beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the Beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased owner would have attained age 70 1/2. A surviving spouse would also have the option to assume the IRA as his or her own if he or she is the sole designated beneficiary. If a participant dies after reaching his or her required beginning date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

If the amount distributed is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

GENERAL TAX CONSIDERATIONS

Diversification: Section 817(h) of the Code provides that a variable annuity contract, in order to qualify as an annuity, must have an "adequately diversified" segregated asset account (including investments in a mutual fund by the segregated asset account of insurance companies). If the diversification requirements under the Code are not met and the annuity is not treated as an annuity, the taxpayer will be subject to income tax on the annual gain in the contract. The Treasury Department's regulations prescribe the diversification requirements for variable annuity contracts. We believe the underlying mutual fund portfolios should comply with the terms of these regulations.

Transfers Between Investment Options: Transfers between investment options are not subject to taxation. The Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. Such guidelines may or may not address the number of investment options or the number of transfers between investment options offered under a variable annuity. It is not known whether such guidelines, if in fact promulgated, would have retroactive effect. It is also not known what effect, if any, such guidelines may have on transfers between the investment options of the Annuity offered pursuant to this Prospectus. We will take any action, including modifications to your Annuity or the Sub-accounts, required to comply with such guidelines if promulgated.

Federal Income Tax Withholding: Section 3405 of the Code provides for Federal income tax withholding on the portion of a distribution which is includible in the gross income of the recipient. Amounts to be withheld depend upon the nature of the distribution. However, under most circumstances a recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by filing a completed election form with us.

Certain distributions, including rollovers, from most Qualified Contracts, may be subject to automatic 20% withholding for Federal income taxes. This will not apply to:

|X|  any portion of a distribution paid as Minimum Distributions;

|X|  direct transfers to the trustee of another retirement plan;

|X|  distributions   from  an  individual   retirement   account  or  individual
     retirement annuity;

|X| distributions made as substantially equal periodic payments for the life or life expectancy of the participant in the retirement plan or the life or life expectancy of such participant and his or her designated beneficiary under such plan; and

|X|  certain other distributions where automatic 20% withholding may not apply.

Loans, Assignments and Pledges: Any amount received directly or indirectly as a loan from, or any assignment or pledge of any portion of the value of, an annuity before annuity payments have begun are treated as a distribution subject to taxation under the distribution rules set forth above. Any gain in an annuity on or after the assignment or pledge of an entire annuity and while such assignment or pledge remains in effect is treated as "income on the contract" in the year in which it is earned. For annuities not issued for as Qualified Contracts, the cost basis of the annuity is increased by the amount of any assignment or pledge includible in gross income. The cost basis is not affected by any repayment of any loan for which the annuity is collateral or by payment of any interest thereon.

Gifts: The gift of an annuity to someone other than the spouse of the owner (or former spouse incident to a divorce) is treated, for income tax purposes, as a distribution.

Estate and Gift Tax Considerations: You should obtain competent tax advice with respect to possible federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping Transfers: Under the Code certain taxes may be due when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract holder. These generation-skipping transfers generally include those subject to federal estate or gift tax rules. There is an aggregate $1 million exemption from taxes for all such transfers. We may be required to determine whether a transaction is a direct skip as defined in the Code and the amount of the resulting tax. We will deduct from your Annuity or from any applicable payment treated as a direct skip any amount of tax we are required to pay.

Considerations for Contingent Annuitants: There may be adverse tax consequences if a contingent annuitant succeeds an annuitant when the Annuity is owned by a trust that is neither tax exempt nor qualifies for preferred treatment under certain sections of the Code. In general, the Code is designed to prevent indefinite deferral of tax. Continuing the benefit of tax deferral by naming one or more contingent annuitants when the Annuity is owned by a non-qualified trust might be deemed an attempt to extend the tax deferral for an indefinite period. Therefore, adverse tax treatment may depend on the terms of the trust, who is named as contingent annuitant, as well as the particular facts and circumstances. You should consult your tax advisor before naming a contingent annuitant if you expect to use an Annuity in such a fashion.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your prior consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our Internet Website at http://www.americanskandia.com or any other electronic means, including diskettes or CD ROMs. We send a confirmation statement to you each time a transaction is made affecting Account Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. We also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter. You may request additional reports. We reserve the right to charge up to $50 for each such additional report. Instead of immediately confirming transactions made pursuant to some type of periodic transfer program (such as a dollar cost averaging program) or a periodic Purchase Payment program, such as a salary reduction arrangement, we may confirm such transactions in quarterly statements. You should review the information in these statements carefully.

All errors or corrections must be reported to us at our Office as soon as possible to assure proper accounting to your Annuity. For transactions that are confirmed immediately, we assume all transactions are accurate unless you notify us otherwise within 10 days from the date you receive the confirmation. For transactions that are only confirmed on the quarterly statement, we assume all transactions are accurate unless you notify us within 10 days from the date you receive the quarterly statement. All transactions confirmed immediately or by quarterly statement are deemed conclusive after the applicable 10-day period. We may also send an annual report and a semi-annual report containing applicable financial statements, as of December 31 and June 30, respectively, to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?
American Skandia Life Assurance Corporation ("American Skandia") is a stock life insurance company domiciled in Connecticut with licenses in all 50 states and the District of Columbia. American Skandia is a wholly-owned subsidiary of American Skandia Investment Holding Corporation (the "Parent"), whose ultimate parent is Skandia Insurance Company Ltd., a Swedish company. American Skandia markets its products to broker-dealers and financial planners through an internal field marketing staff. In addition, American Skandia markets through and in conjunction with financial institutions such as banks that are permitted directly, or through affiliates, to sell annuities.

American Skandia is in the business of issuing variable annuity and variable life insurance contracts. American Skandia currently offers the following products: (a) flexible premium deferred annuities and single premium fixed deferred annuities that are registered with the SEC, (b) certain other fixed deferred annuities that are not registered with the SEC; (c) certain group variable annuities that are exempt from registration with the SEC that serve as funding vehicles for various types of qualified pension and profit sharing plans; (d) a single premium variable life insurance policy that is registered with the SEC; and (e) a flexible premium life insurance policy that is registered with the SEC.

WHAT ARE SEPARATE ACCOUNTS?
The assets supporting our obligations under the Annuities may be held in various accounts, depending on the obligation being supported. In the accumulation phase, assets supporting Account Values are held in separate accounts established under the laws of the State of Connecticut. We are the legal owner of assets in the separate accounts. In the payout phase, assets supporting fixed annuity payments and any adjustable annuity payments we make available are held in our general account. Income, gains and losses from assets allocated to these separate accounts are credited to or charged against each such separate account without regard to other income, gains or losses of American Skandia or of any other of our separate accounts. These assets may only be charged with liabilities which arise from the annuity contracts issued by American Skandia Life Assurance Corporation. The amount of our obligation in relation to allocations to the Sub-accounts is based on the investment performance of such Sub-accounts. However, the obligations themselves are our general corporate obligations.

Separate Account B
During the accumulation phase, the assets supporting obligations based on allocations to the variable investment options are held in Class 1 Sub-accounts of American Skandia Life Assurance Corporation Variable Account B, also referred to as "Separate Account B". Separate Account B consists of multiple Sub-accounts. The name of each Sub-account generally corresponds to the name of the underlying Portfolio. The names of each Sub-account are shown in the Statement of Additional Information. Separate Account B was established by us pursuant to Connecticut law. Separate Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B. The Sub-accounts offered pursuant to this Prospectus are all Class 1 Sub-accounts of Separate Account B. Each class of Sub-accounts in Separate Account B has a different level of charges assessed against such Sub-accounts. You will find additional information about these underlying mutual funds and portfolios in the prospectuses for such funds.

Separate Account B is registered with the SEC under the Investment Company Act of 1940 ("Investment Company Act") as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the investment policies, management or practices of Separate Account B. Each Sub-account invests only in a single mutual fund or mutual fund portfolio. We reserve the right to add Sub-accounts, eliminate Sub-accounts, to combine Sub-accounts, or to substitute underlying mutual funds or portfolios of underlying mutual funds.

Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the underlying mutual funds or fund portfolios, as applicable. We do not guarantee the investment results of any Sub-account. Your Account Value allocated to the Sub-accounts may increase or decrease. You bear the entire investment risk.

Separate Account D
During the accumulation phase, assets supporting our obligations based on Fixed Allocations are held in American Skandia Life Assurance Corporation Separate Account D, also referred to as Separate Account D. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D. Separate Account D was established by us pursuant to Connecticut law.

There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.

We have sole discretion over the investment managers retained to manage the assets maintained in Separate Account D. We currently employ investment managers for Separate Account D including, but not limited to, [Wells Fargo Bank, N.A.] J.P. Morgan Investment Management Inc. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s).

We are not obligated to invest according to specific guidelines or strategies except as may be required by Connecticut and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying mutual fund is registered as an open-end management investment company under the Investment Company Act. Shares of the underlying mutual fund portfolios are sold to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be sold directly to qualified pension and retirement plans.

Voting Rights
We are the legal owner of the shares of the underlying mutual funds in which the Sub-accounts invest. However, under SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If an underlying mutual fund portfolio requests a vote of shareholders, we will vote our shares in the manner directed by Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. We will furnish those Owners who have Account Value allocated to a Sub-account whose underlying mutual fund portfolio has requested a "proxy" vote with the necessary forms to provide us with their instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

Material Conflicts
It is possible that differences may occur between companies that offer shares of an underlying mutual fund portfolio to their respective separate accounts issuing variable annuities and/or variable life insurance products. Differences may also occur surrounding the offering of an underlying mutual fund portfolio to variable life insurance policies and variable annuity contracts that we offer. Under certain circumstances, these differences could be considered "material conflicts," in which case we would take necessary action to protect persons with voting rights under our variable annuity contracts and variable life insurance policies against persons with voting rights under other insurance companies' variable insurance products. If a "material conflict" were to arise between owners of variable annuity contracts and variable life insurance policies issued by us we would take necessary action to treat such persons equitably in resolving the conflict. "Material conflicts" could arise due to differences in voting instructions between owners of variable life insurance and variable annuity contracts of the same or different companies. We monitor any potential conflicts that may exist.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?
American Skandia Marketing, Incorporated ("ASM"), a wholly-owned subsidiary of American Skandia Investment Holding Corporation, is the distributor and principal underwriter of the securities offered through this prospectus. ASM acts as the distributor of a number of annuity and life insurance products we offer and both American Skandia Trust and American Skandia Advisor Funds, Inc., a family of retail mutual funds. ASM's principal business address is One Corporate Drive, Shelton, Connecticut 06484. ASM is registered as broker-dealer under the Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous basis. ASM enters into distribution agreements with independent broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from registration. Applications for the Annuity are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation is paid to firms on sales of the Annuity according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of the firm. Compensation is generally based on a percentage of Purchase Payments made, up to a maximum of 7.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Account Value. We may also provide compensation for providing ongoing service to you in relation to the Annuity. Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In addition, firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to us or our affiliates. We or ASM may enter into compensation arrangements with certain firms. These arrangements will not be offered to all firms and the terms of such arrangements may differ between firms. Any such compensation will be paid by us or ASM and will not result in any additional charge to you. To the extent permitted by NASD rules and other applicable laws and regulations, ASM may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Advertising: We may advertise certain information regarding the performance of the investment options. Details on how we calculate performance for the Sub-accounts are found in the Statement of Additional Information, including how we account for Credits in these performance measures. This information may help you review the performance of the investment options and provide a basis for comparison with other annuities. This information's usefulness may be limited because of the Credits, since, as of the date of this Prospectus, we were not aware of many annuities with variable and/or market value adjusted fixed investment options that included this type of feature. This information also may be less useful when comparing the performance of the investment options with other savings or investment vehicles. Such other investments may not provide some of the benefits of annuities, or may not be designed for long-term investment purposes. Additionally other savings or investment vehicles may not be receive the beneficial tax treatment given to annuities under the Code.

Performance information on the Sub-accounts is based on past performance only and is not an indication or representation of future performance. Performance of the Sub-accounts is not fixed. Actual performance will depend on the type, quality and, for some of the Sub-accounts, the maturities of the investments held by the underlying mutual funds or portfolios and upon prevailing market conditions and the response of the underlying mutual funds to such conditions. Actual performance will also depend on changes in the expenses of the underlying mutual funds or portfolios. Such changes are reflected, in turn, in the Sub-accounts which invest in such underlying mutual fund or portfolio. In addition, the amount of charges assessed against each Sub-account will affect performance.

Some of the underlying mutual fund portfolios existed prior to the inception of these Sub-accounts. Performance quoted in advertising regarding such Sub-accounts may indicate periods during which the Sub-accounts have been in existence but prior to the initial offering of the Annuities, or periods during which the underlying mutual fund portfolios have been in existence, but the Sub-accounts have not. Such hypothetical performance is calculated using the same assumptions employed in calculating actual performance since inception of the Sub-accounts.

We may advertise the performance of the underlying mutual fund portfolios in the form of "Standard" and "Non-Standard" Total Returns. "Standard Total Return" figures assume that all charges and fees are applicable, including any contingent deferred sales charge that may apply for the period shown but it does not take into consideration any Credits. "Non-standard Total Return" figures may also be used that do not reflect all fees and charges and may assume Credits of 1.5%, 3.0%, 4.0% or 5.0%, [1.0%, 2.0%, 3.0% or 4.0%] respectively, depending on the cumulative amount of Purchase Payments being illustrated. The amount of credits illustrated may be more or less than the Credits applicable to your Annuity (see "What are Credits and how do I Receive Them?"). Non-standard Total Returns are calculated in the same manner as standardized returns except that the calculations may assume no redemption at the end of the applicable periods, thus these figures may not take into consideration the Annuity's contingent deferred sales charge. Any performance advertisements will not reflect the impact of any Target Value Credits.

The information we may advertise regarding the Fixed Allocations may include the then current interest rates we are crediting to new Fixed Allocations. Information on current rates will be as of the date specified in such advertisement. Rates will be included in advertisements to the extent permitted by law. Given that the actual rates applicable to any Fixed Allocation are as of the date of any such Fixed Allocation's Guarantee Period begins, the rate credited to a Fixed Allocation may be more or less than those quoted in an advertisement.

Advertisements   we  distribute   may  also  compare  the   performance  of  our
Sub-accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Shearson Lehman Bond Index, the Frank Russell non-U.S. Universal Mean, the Morgan Stanley Capital International Index of Europe, Asia and Far East Funds, and the Morgan Stanley Capital International World Index; and/or (b) other management investment companies with investment objectives similar to the mutual fund or portfolio underlying the Sub-accounts being compared. This may include the performance ranking assigned by various publications, including but not limited to the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today and statistical services, including but not limited to Lipper Analytical Services Mutual Funds Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, SEI, the Morningstar Mutual Fund Sourcebook and the Morningstar Variable Annuity/Life Sourcebook.

American Skandia Life Assurance Corporation may advertise its rankings and/or ratings by independent financial ratings services. Such rankings may help you in evaluating our ability to meet our obligations in relation to Fixed Allocations, pay minimum death benefits, pay annuity payments or administer Annuities. Such rankings and ratings do not reflect or relate to the performance of Separate Account B.

AVAILABLE INFORMATION
A Statement of Additional Information is available from us without charge upon your request. This Prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in those registration statements and the exhibits thereto. You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference Section, 450 Fifth Street N.W., Washington, D.C., 20549. You may inspect and copy those registration statements and exhibits thereto at the SEC's public reference facilities at the above address, Room 1024, and at the SEC's Regional Offices, 7 World Trade Center, New York, NY, and the Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, IL. These documents, as well as documents incorporated by reference, may also be obtained through the SEC's Internet Website (http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
To the extent and only to the extent that any statement in a document incorporated by reference into this Prospectus is modified or superseded by a statement in this Prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Prospectus. The Annual Report on Form 10-K for the year ended December 31, 1998 previously filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus.

We will furnish you without charge a copy of any or all of the documents incorporated by reference in this Prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request.

HOW TO CONTACT US You can contact us by:

|X|  calling our Concierge Desk at 1-800-752-6342 [680-8920]; or

|X| writing to us at American Skandia Life Assurance Corporation, P.O. Box 883, Shelton, Connecticut 06484-0883, Attention: Concierge Desk [Attention:
     Stagecoach Annuity] ; or

|X|  sending    us   an   email   to   our    electronic    mail    address   at
     customerservice@skandia.com; or

|X| accessing information about your Annuity through our Internet Website at americanskandia.com.

We may require that you present proper identification before performing transactions over the telephone, email or through our Internet website. This may include a Personal Identification Number or PIN that will be provided to you on or about the time that your Annuity is issued. To the extent permitted by law, we will not be responsible for any claims, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this Prospectus, neither we nor ASM were involved in any litigation outside of the ordinary course of business, and know of no material claims.

EXECUTIVE OFFICERS AND DIRECTORS
Our executive officers, directors and certain significant employees, their ages, positions with us and principal occupations are indicated below. The immediately preceding work experience is provided for officers that have not been employed by us or an affiliate for at least five years as of the date of this Prospectus.

Name/                                                         Position with American Skandia
Age                                                           Life Assurance Corporation                        Principal Occupation

Robert M. Arena                                               Vice President,                                        Vice President,
30                                                            Director of Product                    Director of Product Management:
                                                              Management                                       American Skandia Life
                                                                                                               Assurance Corporation

Mr. Arena joined us in 1995. He previously held an internship position with KPMG
Peat  Marwick in 1994 and the position of Group Sales  Representative  with Paul
Revere Insurance from October, 1990 to August, 1993.

Gordon C. Boronow*                                            President and                                            President and
45                                                            Deputy Chief Executive Officer         Deputy Chief Executive Officer:
                                                              Director (since July, 1991)                      American Skandia Life
                                                                                                               Assurance Corporation

Nancy F. Brunetti                                             Executive Vice President                     Executive Vice President,
36                                                            Director (since February, 1996)               Chief Logistics Officer:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Malcolm M. Campbell                                           Director (since July, 1991)                 Director of Operations and
42                                                                                                     Chief Actuary, Assurance and
                                                                                                        Financial Services Division:
                                                                                                      Skandia Insurance Company Ltd.

Jan R. Carendi*                                               Chief Executive                    Senior Executive Vice President and
53                                                            Officer and                      Member of Executive Management Group:
                                                              Chairman of the                         Skandia Insurance Company Ltd.
                                                              Board of Directors
                                                              Director (since May, 1988)

Y.K. Chan                                                     Senior Vice President and                    Senior Vice President and
41                                                            Chief Information Officer                   Chief Information Officer:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Chan joined us in 1999. He previously held the position of Chief Information
Officer with E.M. Warburg Pincus from January 1995 until April 1999 and the position of Vice President, Client Server Application Development from January
1991 until January 1995.

Lincoln R. Collins                                            Executive Vice President                     Executive Vice President,
37                                                            Director (since February, 1996)                Chief Operating Officer
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Henrik Danckwardt                                             Director (since July, 1991)                        Director of Finance
44                                                                                                               and Administration,
                                                                                                             Assurance and Financial
                                                                                                                  Services Division:
                                                                                                      Skandia Insurance Company Ltd.

Wade A. Dokken                                                Director (since July, 1991)                       President and Deputy
38                                                                                                          Chief Executive Officer:
                                                                                            American Skandia Marketing, Incorporated


Larisa Gromyko                                                Director of Compliance                         Director of Compliance:
52                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Teresa Grove                                                  Vice President,                                        Vice President,
44                                                            Service Operations                                 Service Operations:
                                                                                                        American Skandia Information
                                                                                                 Services and Technology Corporation

Ms.  Grove  joined us in 1996.  She  previously  held the  position  of  Account
Services  Manager with  Twentieth  Century from January,  1992 until  September,
1996.

Brian L. Hirst                                                Vice President,                                        Vice President,
50                                                            Corporate Actuary                                   Corporate Actuary:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Hirst joined us in 1996. He previously held the positions of Vice President from 1993 to 1996 and Second Vice President from 1987 to 1992 at Allmerica
Financial.

N. David Kuperstock                                           Vice President,                                        Vice President,
46                                                            Product Development                               Product Development:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Thomas M. Mazzaferro                                          Executive Vice President and              Executive Vice President and
45                                                            Chief Financial Officer,                      Chief Financial Officer:
                                                              Director (since September, 1994)                 American Skandia Life
                                                                                                               Assurance Corporation

Gunnar J. Moberg                                              Director (since October, 1994)         Director - Marketing and Sales,
43                                                                                                          Assurances and Financial
                                                                                                                  Services Division:
                                                                                                      Skandia Insurance Company Ltd.

David R. Monroe                                               Senior Vice President,                          Senior Vice President,
36                                                            Treasurer and                                            Treasurer and
                                                              Corporate Controller                             Corporate Controller:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Monroe joined us in 1996. He  previously  held  positions of Assistant  Vice
President and Director at Allmerica  Financial from August,  1994 to July,  1996 and Senior Manager at KPMG Peat Marwick from July, 1983 to July, 1994.

Polly Rae                                                     Vice President                                         Vice President,
36                                                            Key Account Operations                         Key Account Operations:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Rodney D. Runestad                                            Vice President                                         Vice President:
48                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Anders O. Soderstrom                                          Executive Vice President                     Executive Vice President:
38                                                            Director (since September, 1994)                 American Skandia Life
                                                                                                               Assurance Corporation

William H. Strong                                             Vice President,                                        Vice President,
55                                                            Product Innovation                                  Product Innovation
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Strong joined us in 1997. He previously held the position of Vice President with American Financial Systems from June 1994 to October 1997 and the position of Actuary with Connecticut Mutual Life from June 1965 to June 1994.

Amanda C. Sutyak                                              Executive Vice President                               Vice President:
40                                                            Director (since July, 1991)                           American Skandia
                                                                                                             Marketing, Incorporated

C. Ake Svensson                                               Director (since December, 1994)                       Vice President,
47                                                                                                             Business Development:
                                                                                                         American Skandia Investment
                                                                                                                 Holding Corporation

Mr.  Svensson  joined us in 1994. He previously held the position of Senior Vice
President with Nordenbanken.

Mary Toumpas                                                  Director of Advertising Compliance                  Vice President and
47                                                                                                              Compliance Director:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Ms. Toumpas  joined us in 1997.  She  previously  held the position of Assistant
Vice President with Chubb Life/Chubb Securities.

Bayard F. Tracy                                               Director (since September, 1994)                Senior Vice President,
50                                                                                                           National Sales Manager:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Jeffrey M. Ulness                                             Vice President,                                        Vice President,
37                                                            Product Management                                 Product Management:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Ulness joined us in 1994. He previously held the positions of Counsel at North American Security Life Insurance Company from March, 1991 to July, 1994 and Associate at LeBoeuf, Lamb, Leiby, Green and MacRae from January, 1990 to
March 1991.


--------
* Trustees of American  Skandia  Trust,  one of the  underlying  mutual funds in which the Sub-accounts offered pursuant to this Prospectus invest.



CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

General Information about American Skandia

|X|  American Skandia Life Assurance Corporation
|X| American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)
|X|  American Skandia Life Assurance Corporation Separate Account D
    Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How Performance Data is Calculated

|X|  Current and Effective Yield
|X|  Total Return

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|      How We Calculate the Market Value Adjustment

General Information

|X|  Voting Rights
|X|  Modification
|X|  Deferral of Transactions
|X|  Misstatement of Age or Sex
|X|  Ending the Offer

Independent Auditors

Legal Experts

Financial Statements

|X| Appendix A - American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)

            APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

         Selected Financial Data

         The following table summarizes information with respect to the operations of the Company. The selected financial data should be read in conjunction with the financial statements and the notes thereto and Management's Discussion and Analysis of Financial Condition and Results of Operations.


         (in thousands)                                             FOR THE YEAR ENDED DECEMBER 31,
                                           --------------------------------------------------------------------------
                                                 1998              1997           1996           1995            1994
                                                 ----              ----           ----           ----            ----
               Income Statement Data:
               Revenues:
               Annuity and life insurance
                  charges and fees*        $     186,211    $     121,158   $     69,780     $    38,837   $    24,780
               Fee income                         50,839           27,593         16,420           6,206         2,112
               Net investment income              11,130            8,181          1,586           1,601         1,300
               Premium income and
                   other revenues                  1,360            1,082            265              45            92
                                           -------------    -------------   ------------     -----------   -----------

               Total revenues              $     249,540    $     158,014   $     88,051     $    46,689   $    28,284
                                           =============    =============   ============     ===========   ===========

               Benefits and Expenses:
               Annuity benefits            $         558    $       2,033   $        613     $       555   $       370
               Change in annuity policy reserves   1,053               37            635          (6,779)        5,766
               Cost of minimum death benefit
                   reinsurance                     5,144            4,545          2,867           2,057         -
               Return credited to contractowners  (8,930)          (2,018)           673          10,613          (517)
               Underwriting, acquisition and
                   other insurance expenses      167,790           90,496         49,887          35,914        18,943
               Interest expense                   41,004           24,895         10,791           6,500         3,616
                                           -------------    -------------   ------------    ------------  ------------
               Total benefits and expenses $     206,619    $     119,988   $     65,466    $     48,860  $     28,178
                                           =============    =============   ============    ============  ============

               Income tax expense (benefit)$       8,154    $      10,478   $     (4,038)   $        397  $        247
                                           =============    =============   ============    ============  ============

               Net income (loss)           $      34,767    $      27,548   $     26,623    $     (2,568) $       (141)
                                           =============    =============   ============    ============  ============

               Balance Sheet Data:
               Total Assets                $  18,848,273    $  12,894,290   $  8,268,696    $  4,956,018  $  2,824,311
                                           =============    =============   ============    ============  ============
               Future fees payable
                   to parent               $     368,978    $     233,034   $     47,112    $         -   $         -
                                           =============    =============   ============    ============  ============
               Surplus Notes               $     193,000    $     213,000   $    213,000    $    103,000  $     69,000
                                           =============    =============   ============    ============  ============

               Shareholder's  Equity       $     250,417    $     184,421   $    126,345    $     59,713  $     52,206
                                           =============    =============   ============    ============  ============

               * On annuity and life insurance sales of $4,159,662, $3,697,990,
                 $2,795,114, $1,628,486, and $1,372,874, during the years ended
                 December 31, 1998,  1997, 1996, 1995, and 1994, respectively, with contractowner assets under management of $17,854,761, $12,119,191, $7,764,891, $4,704,044, and $2,661,161 as of
                 December 31,  1998,  1997,  1996,  1995 and 1994, respectively.

         Management's Discussion and Analysis of Financial Condition and Results of Operations

         American Skandia Life Assurance Corporation (the "Company") is a stock life insurance company domiciled in Connecticut with licenses in all 50 states. It is a wholly-owned subsidiary of American Skandia Investment Holding Corporation (the "Parent"), whose ultimate parent is Skandia Insurance Company Ltd., a Swedish company.

         The Company is primarily in the business of issuing long-term savings and retirement products to individuals, groups and qualified pension plans. Since its business inception in 1988, the Company has offered a wide array of annuities, including: a) certain deferred annuities that are registered with the Securities and Exchange Commission, including variable annuities and fixed interest rate annuities that include a market value adjustment feature; b) certain other fixed deferred annuities that are not registered with the Securities and Exchange Commission; c) non-registered group variable annuities designed as funding vehicles for various types of qualified retirement plans; and d) fixed and adjustable immediate annuities.

         In April 1998, the Company began offering a term life insurance product in support of an affiliate's mutual fund products. In May 1998, the Company launched a single premium variable life insurance product. In January 1999, the Company launched its second variable life product, which was designed as a flexible premium product.

         The Company markets its products to independent financial planners and broker-dealers through an internal field marketing staff. In addition, the Company markets through and in conjunction with financial institutions such as banks that are permitted directly, or through affiliates, to sell annuities and life insurance.

         The Company has a 99.9% ownership in Skandia Vida, S.A. de C.V. which is a life insurance company domiciled in Mexico. This Mexican life insurer is a start up company with expectations of selling long-term savings products within Mexico. Skandia Vida, S.A. de C.V had total shareholder's equity of $4,724,000 and $1,509,000 as of December 31, 1998, and 1997, respectively and has generated net losses of $2,514,000, $1,438,000 and $781,000
         for  the  years  ended   December  31,   1998,   1997  and  1996,
         respectively.

         RESULTS OF OPERATIONS

         Annuity and life insurance sales increased 12%, 32% and 72% in 1998, 1997 and 1996, respectively. The Company continues to show significant growth in sales volume and ranked 6th highest in variable annuity sales during 1998, according to the Variable Annuity Research and Data Service. The Company's growth is a result of innovative product development activities, the recruitment and retention of top producers, and the success of its highly rated customer service teams.

         The Company offers and sells a wide range of deferred annuities and variable life insurance through three focused marketing, sales and service teams. Each team specializes in addressing one of the Company's primary distribution channels: (a) financial planning firms; (b) broker-dealers that generally are members of the New York Stock Exchange, including "wirehouse" and regional broker-dealer firms; and (c) broker-dealers affiliated with banks or which specialize in marketing to customers of banks. The Company also offers a number of specialized products distributed by select, large distributors. There has been continued growth and success in expanding the number of selling agreements in the primary distribution channels. There has also been increased success in enhancing the relationships with the registered representatives/insurance agents of all the selling firms.

         Total  assets  grew  46%,  56% and 66% in 1998,  1997  and  1996, respectively. These increases were a direct result of the substantial sales volume and market growth of the separate account assets. The sales and market growth also drove increases in deferred acquisition costs, as well as, fixed maturity investments, in support of the Company's risk based capital requirements. Liabilities grew 46%, 56%, and 65% in 1998, 1997 and 1996, respectively, as a result of the reserves required for the increased sales activity along with the sale of future fees and charges during these periods. These sales of future fees and charges to the Parent are needed to fund the acquisition costs of the Company's variable annuity and life insurance business.

         The Company generated net income after tax of $34,767,000 $27,548,000 and $26,623,000 in 1998, 1997 and 1996, respectively.
         The Company benefited in each of the past three years from strong sales growth and favorable market conditions. In 1996, the Company also benefited from the recognition of the reversal of the deferred tax valuation allowance. Assets under management, from which the Company derives a significant portion of its revenues grew 47%, 56% and 65% in 1998, 1997 and 1996, respectively.

         REVENUES

         As a result of the significant growth in sales and assets under management, contractowner fees and charges and fees generated from transfer agency-type activities increased dramatically over the past three years:

         (annual percentage growth)        1998       1997       1996
                                           ----       ----       ----

         Annuity and life insurance
           fees and charges                 54%        74%        80%
                                           ====       ====       ====

         Transfer agency fee income         84%        68%       165%
                                           ====       ====       ====

         Net investment income increased 36% and 416% in 1998 and 1997, respectively, and decreased slightly in 1996. The majority of the income was generated from the bond holdings, which were increased in 1998 and 1997 to meet risk based capital goals, which in turn, have increased as a result of the growth in business.

         Premium income represents premiums earned on sales of immediate annuities with life contingencies, supplementary contracts with life contingencies and certain life insurance products. Sales of these ancillary products decreased slightly in 1998 and 1996 and increased in 1997.

         BENEFITS

         Annuity benefits and the change in annuity policy reserves relate to annuity contracts with mortality risks, these being immediate annuity contracts with life contingencies and supplementary contracts with life contingencies. Due to the age of these policies in force and the relative insignificance of these products to the Company's overall portfolio of products, fluctuations in these benefits were of marginal importance to the Company's total operations.

         The Company reinsures the guaranteed minimum death benefit exposure on most of the variable annuity contracts. The costs (minimum guaranteed premium per reinsurance contracts) associated with reinsuring the guaranteed minimum death benefit reserve exceeded the change in the guaranteed minimum death benefit reserve during 1998, 1997 and 1996. This cost increased in each of the past three years by 13%, 59% and 39%, respectively.

         Return credited to contractowners includes primarily revenues on the variable and market value adjusted annuities and variable life insurance, offset by the benefit payments and change in reserves required on this business. The 1998 return credited to contractowners in the amount of ($8,930,000) represented higher than expected Separate Account investment returns on the market value adjusted contracts in support of the benefits and required reserves.

         The 1997 return credited to contractowners in the amount of ($2,018,000) represents a break-even year for the Company's market value adjusted product line. The 1996 return credited to contractowners in the amount of $673,000 represents a favorable investment return on the market value adjusted contracts relating to the benefits and required reserves, offset by the effect of bond market fluctuations on December 31, 1996 in the amount of $1,800,000. While the assets relating to the market value adjusted contracts reflect the market interest rate fluctuations which occurred on December 31, 1996, the liabilities are based on the interest rates set for new contracts which are generally based on the prior day's interest rates. During the first week of January 1997, interest rates were established for new contracts, thereby bringing the liabilities relating to the market value adjusted contracts in line with the related assets. Consequently, the gain realized in 1997 was a result of this liability shift.

         EXPENSES

         Underwriting, acquisition and other insurance expenses for 1998, 1997 and 1996 were as follows:

         (in thousands)                       1998       1997       1996
                                              ----       ----       ----

         Commissions                       $ 224,916  $ 186,920  $ 140,459
         General expenses                    117,678     94,640     63,375
         Net capitalization of
           deferred acquisition costs       (174,804)  (191,064)  (153,947)
                                           ---------  ---------  ---------

         Underwriting, acquisition and
           other insurance expenses        $ 167,790  $  90,496  $  49,887
                                           =========  =========  =========

         Commissions increased with the growth in sales. General expenses increased with the growth in sales, along with start up costs associated with the Company's entry into variable life insurance and qualified plans. The net capitalization of deferred acquisition costs decreased in 1998 as a result of increased amortization.

         Interest expense increased $16,109,000, $14,104,000 and $4,291,000 in 1998, 1997 and 1996, respectively, as a result of additional financing transactions, which consisted of the sale of future fees to the Parent ("securitization transactions"). In addition, the Company had outstanding surplus notes totaling $213,000,000 throughout 1998 ($20,000,000 was retired on December 31, 1998). Surplus notes as of December 31, 1998 and 1997 totaled $193,000,000 and $213,000,000, respectively.

         The effective income tax rates for the years ended December 31, 1998, 1997 and 1996 were 19%, 28% and (18%), respectively. The effective rate is lower than the corporate rate of 35% due to permanent differences, with the most significant item being the dividend received deduction. Additionally, the Company released a deferred tax valuation allowance of $9,325,000 in 1996.

         LIQUIDITY AND CAPITAL RESOURCES

         ASLAC's liquidity requirement was met by cash from insurance operations, investment activities, borrowings from its Parent and sale of rights to future fees and charges to its Parent.

         Approximately 97% of 1998 sales (94% in 1997 and 1996) were variable annuity and life insurance products, most of which carry a contingent deferred sales charge. This type of product causes a temporary cash strain in that 100% of the proceeds are invested in separate accounts supporting the product leaving a cash (but not capital) strain caused by the acquisition cost for the new business. This cash strain required the Company to look beyond the cash made available by insurance operations and investments of the Company to financing in the form of surplus notes, capital contributions, the sale of certain rights to future fees and modified coinsurance arrangements.

         - During 1996, the Company issued $110,000,000 of surplus notes to its Parent.

         - During December 1998 and 1997, the Company received $2,600,000 and $27,700,000, respectively, from its Parent to support the capital needs of its U.S. operations during the current year along with the following year's anticipated growth in business.

         - Funds received from new securitization transactions amounted to $169,881,000, $194,512,000 and $50,221,000 for 1998, 1997
           and 1996, respectively.

         - During 1998, 1997 and 1996, the Company extended its reinsurance agreements (which were initiated in 1993, 1994 and 1995). The reinsurance agreements are modified coinsurance arrangements where the reinsurer shares in the experience of a specific book of business.

         The  Company   expects  the  continued  use  of  reinsurance  and
         securitization transactions to fund the cash strain anticipated from the acquisition costs on the coming years' sales volume.

         As of December 31, 1998 and 1997, shareholder's equity was $250,417,000 and $184,421,000, respectively. The increases were driven by the previously mentioned capital contributions received from the Parent and net income from operations.

         ASLAC has long-term surplus notes and a short-term borrowings with its Parent. No dividends have been paid to its Parent.

         The National Association of Insurance Commissioners ("NAIC") requires insurance companies to report information regarding minimum Risk Based Capital ("RBC") requirements. These requirements are intended to allow insurance regulators to identify companies which may need regulatory attention. The RBC model law requires that insurance companies apply various factors to asset, premium and reserve items, all of which have inherent risks. The formula includes components for asset risk, insurance risk, interest risk and business risk. The Company has complied with the NAIC's RBC reporting requirements and has total adjusted capital well above required capital.

         YEAR 2000 COMPLIANCE

         The Company is continuing its ongoing assessment of the potential impact of the Year 2000 issue on various aspects of its business. The Company's computer support is provided by its affiliate, American Skandia Information Services and Technology Corporation, which also provides such support for the Company's affiliated broker-dealer, American Skandia Marketing, Incorporated and the Company's affiliated investment advisory firm, American Skandia Investment Services, Incorporated. Because of the nature of the Company's business, any assessment of the potential impact of the Year 2000 issues on the Company must be an assessment of the potential impact of these issues on all these companies, which are referred to below as "American Skandia".

         Business Partners

         Management believes the area where the Company is most vulnerable to Year 2000 issues is in its interfaces with computer systems of investment managers, sub-advisors, third party administrators, vendors and other business partners. The inability to properly recognize date sensitive electronic information and transfer data between systems could cause errors or even a complete systems failure
         which  would   result  in  a  temporary   inability   to  process
         transactions correctly or engage in normal business activities.

         The American Skandia deferred annuity operational business partners report that all critical interfaces are Year 2000 compliant. All investment managers and sub-advisors are required by the Securities and Exchange Commission to publicly disclose their Year 2000 status in December 1998 and June 1999.

         American Skandia has initiated formal communications with parties that provide third party administration, record keeping and trust services in connection with its life insurance and qualified retirement plan annuities business. Management has already received several written assurances that these firms will be Year 2000 compliant. The Company expects to have certifications from all remaining parties by July 1999. American Skandia is currently developing contingency plans in the event that these targets are not met.

         Information Technology Systems

         American Skandia is a relatively young company whose internally developed systems were designed from the start with four digit year codes. The Company engaged an external information technology specialist to review American Skandia's operating systems and internally developed software. The assessment was completed in December 1997 and the results were favorable. Specific modifications were suggested, evaluated and implemented for the annuity administration system. This project was completed during 1998 and a certificate of compliance has been received. Other non-critical internally developed applications in the client/server area have already been or will be remediated during 1999. The costs associated with this aspect of Year 2000 compliance have not had, and are not expected to have, a significant impact on the Company's results from operations.

         Suppliers and Non-Information Technology Systems

         Like most companies, American Skandia is reliant on network, and desktop operating systems and software providers to release compliant versions of their respective systems. American Skandia's network is currently at the most compliant level available. The standard desktop software will be replaced, as fully compliant versions become available. In addition, the Company is in the process of contacting the non-information systems vendors and suppliers regarding their Year 2000 compliance status and will factor the results of these assessments into its contingency plans.

         Management believes it has an effective program in place to resolve the Year 2000 issue in a timely manner. However, should errors or disruptions in computer service occur, the Company could realize losses. Given the nature and uncertainty of such losses, the amounts cannot be reasonably determined.

         Quantitative and Qualitative Disclosures About Market Risk

         Interest Rate Sensitivity

         At December 31, 1998, the Company held in its general account $149,484,000 of fixed maturity investments that are sensitive to changes in interest rates. These securities are held in support of the Company's fixed immediate annuities and supplementary contracts ($23,699,000 in reserves at December 31, 1998) and in support of the Company's target solvency capital. With respect to the insurance contracts, interest rate risk is managed through an asset/liability matching program which takes into account the risk variables of the insurance liabilities supported by the assets. In addition, the Company has a conservative investment philosophy, with all investments being investment grade corporate securities, government agency or U.S. government securities.

         In addition, the Company's deferred annuity products offer a fixed option that subjects the Company to interest rate risk. The fixed option guarantees a fixed rate of interest for a period of time selected by the contract holder (options available range from 1 to 10 years). Withdrawal of funds before the end of the guarantee period subjects the contract holder to a market value adjustment ("MVA"). In the event of rising interest rates, which make the fixed maturity securities underlying the guarantee less valuable, the market value adjustment could be negative. In the event of falling interest rates, which make the fixed maturity securities underlying the guarantee more valuable, the market value adjustment could be positive. Should these contracts be surrendered early, this increase or decrease in fair value would be substantially offset through the application of the MVA and its effect on contractholders choosing to withdraw. The risk to the Company on these contracts relates to the ability to reinvest proceeds from interest payments and other activity over the guarantee term at interest rates required to meet interest rate guarantees and the risk of default. This risk is managed through an asset/liability matching program. At December 31, 1998, the Company had $613,057,000 of contracts subject to MVA.

         Equity Market Exposure

         The Company has a small portfolio of equity investments; mutual funds which are held in support of a deferred compensation program. In the event of a decline in market values of underlying securities, the value of the portfolio would decline, however the accrued benefits payable under the related deferred compensation program would decline by a corresponding amount.

         The primary equity market risk to the Company comes from the nature of the variable annuity and variable life products sold by ASLAC. Various fees and charges earned by ASLAC are substantially derived as a percentage of the market value of assets under management. In a market decline, this income would be reduced. This could be further compounded by customer withdrawals, net of applicable surrender charge revenues, partially offset by transfers to the fixed option discussed above. A 10% decline in the market value of the assets under management at December 31, 1998, sustained throughout 1999, would result in a $28,000,000 drop in related fee income.

         In addition, it is not clear what the impact of a prolonged downturn in the equity markets would have on ongoing sales. Customer's perceptions of a downturn in equity markets coupled with rising interest rates could move them into financial products other than variable annuities or variable life; however, the Company's products might remain attractive to purchasers in relation to other long-term savings vehicles even after such a decline.

                  AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                          INDEPENDENT AUDITOR'S REPORT


To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the consolidated statements of financial condition of American Skandia Life Assurance Corporation (the "Company" which is a wholly-owned subsidiary of Skandia Insurance Company Ltd.) as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity, and cash flows for the years then ended. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We  conducted  our  audits  in accordance  with  generally   accepted  auditing
standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Skandia Life Assurance Corporation at December 31, 1998 and 1997, and the consolidated results of its operations and cash flows for the years then ended in conformity with generally accepted accounting principles.




/s/ Ernst & Young, LLP
----------------------
Hartford, Connecticut

February 20, 1999

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of
     American Skandia Life Assurance Corporation
Shelton, Connecticut


We  have  audited  the accompanying   consolidated  statements  of  operations,
shareholder's equity, and cash flows of American Skandia Life Assurance Corporation and subsidiary (a wholly-owned subsidiary of Skandia Insurance Company Ltd.) for the year ended December 31, 1996. These consolidated financial
statements  are  the   responsibility   of  the   Company's   management.   Our
responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable
assurance  about  whether  the  financial   statements  are  free  of  material
misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated results of operations and cash flows of American Skandia Life Assurance Corporation and subsidiary for the year ended December 31, 1996 in conformity with generally accepted accounting principles.


/s/Deloitte & Touche LLP
------------------------
New York, New York


March 10, 1997

                        AMERICAN SKANDIA LIFE ASSURANCE
                    CORPORATION (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION
                                 (in thousands)

                                                        AS OF DECEMBER 31,
                                                      1998             1997
                                                   ----------       ----------

ASSETS

Investments:
   Fixed maturities - at amortized cost          $     8,289      $     9,367
   Fixed maturities - at fair value                  141,195          108,323
   Investment in mutual funds - at fair value          8,210            6,711
   Policy loans                                          569              687
                                                  ----------      -----------

      Total investments                              158,263          125,088

Cash and cash equivalents                             77,525           81,974
Accrued investment income                              2,880            2,442
Fixed assets                                             328              356
Deferred acquisition costs                           721,507          546,703
Reinsurance receivable                                 4,191            6,343
Receivable from affiliates                             1,161            1,911
Income tax receivable - current                           -             1,048
Income tax receivable - deferred                      38,861           26,174
State insurance licenses                               4,413            4,563
Other assets                                           3,744            2,524
Separate account assets                           17,835,400       12,095,164
                                                  ----------       ----------

      Total assets                               $18,848,273      $12,894,290
                                                 ===========      ===========

LIABILITIES AND SHAREHOLDER'S EQUITY

Liabilities:
   Reserve for future contractowner benefits     $    37,508      $    43,204
   Policy reserves                                    25,545           24,415
   Drafts outstanding                                 28,941           19,278
   Accounts payable and accrued expenses              91,827           71,190
   Income tax payable                                  6,657               -
   Payable to affiliates                                  -               584
   Future fees payable to parent                     368,978          233,034
   Short-term borrowing                               10,000           10,000
   Surplus notes                                     193,000          213,000
   Separate account liabilities                   17,835,400       12,095,164
                                                  ----------       ----------

      Total liabilities                           18,597,856       12,709,869
                                                  ----------       ----------

Shareholders Equity:
   Common stock, $80 par, 25,000 shares
     authorized, issued and outstanding                2,000            2,000
   Additional paid-in capital                        179,889          151,527
   Retained earnings                                  64,993           30,226
   Accumulated other comprehensive income              3,535              668
                                                  ----------       ----------

      Total shareholder's equity                     250,417          184,421
                                                  ----------       ----------

    Total liabilities and shareholder's equity   $18,848,273      $12,894,290
                                                 ===========      ===========




                 See notes to consolidated financial statements.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

                        CONSOLIDATED STATEMENTS OF INCOME
                                 (in thousands)

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                            1998                     1997                    1996
                                                         ------------            -------------           ------------
REVENUES

Annuity and life insurance charges and fees                $186,211                $121,158                $69,780
Fee income                                                   50,839                  27,593                 16,420
Net investment income                                        11,130                   8,181                  1,586
Premium income                                                  874                     920                    125
Net realized capital gains                                       99                      87                    134
Other                                                           387                      75                      6
                                                         ------------            -------------           ------------

     Total revenues                                         249,540                 158,014                 88,051
                                                         ------------            -------------           ------------

BENEFITS AND EXPENSES

Benefits:
  Annuity benefits                                              558                   2,033                    613
  Change in annuity policy reserves                           1,053                      37                    635
  Cost of minimum death benefit reinsurance                   5,144                   4,545                  2,867
  Return credited to contractowners                          (8,930)                 (2,018)                   673
                                                         ------------            -------------           ------------

                                                             (2,175)                  4,597                  4,788
                                                         ------------            -------------           ------------
Expenses:
  Underwriting, acquisition and
      other insurance expenses                              167,640                  90,346                 49,737
  Amortization of state insurance licenses                      150                     150                    150
  Interest expense                                           41,004                  24,895                 10,791
                                                         ------------            -------------           ------------

                                                            208,794                 115,391                 60,678
                                                         ------------            -------------           ------------

     Total benefits and expenses                            206,619                 119,988                 65,466
                                                         ------------            -------------           ------------

Income from operations before income taxes                   42,921                  38,026                 22,585

     Income tax expense (benefit)                             8,154                  10,478                 (4,038)
                                                         ------------            -------------           ------------

        Net income                                          $34,767                 $27,548                $26,623
                                                         ============            =============           ============










                 See notes to consolidated financial statements.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                                 (in thousands)


                                                                     FOR THE YEAR ENDED DECEMBER 31,
                                                             1998                  1997                  1996
                                                          -----------           -----------           -----------

Common stock:
      Beginning and ending balance                           $2,000              $ 2,000               $ 2,000

Additional paid in capital:
   Beginning balance                                        151,527              122,250                81,875
      Additional contributions                               28,362               29,277                40,375
                                                          -----------           -----------           ----------
         Ending balance                                     179,889              151,527               122,250

Retained earnings (deficit):
   Beginning balance                                         30,226                 2,678              (23,945)
      Net income                                             34,767                27,548               26,623
                                                          -----------           -----------           ----------
         Ending balance                                      64,993                30,226                2,678

Accumulated other comprehensive income:
   Beginning balance                                            668                 (584)                 (217)
      Other comprehensive income                              2,867                1,252                  (367)
                                                          -----------           -----------           -----------
         Ending balance                                       3,535                  668                  (584)
                                                          -----------           -----------           -----------
            Total shareholder's equity                     $250,417              $184,421              $126,345
                                                          ===========           ===========           ===========



























                 See notes to consolidated financial statements.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

                      CONSOLIDATED STATEMENTS OF CASH FLOW
                                 (in thousands)


                                                                               FOR THE YEAR ENDED DECEMBER 31,
                                                                        1998                 1997                 1996
                                                                    ------------         ------------        ------------
Cash flow from operating activities:

  Net income                                                          $ 34,767             $ 27,548            $ 26,623
  Adjustments to reconcile net income to net cash
    used in operating activities:
      Increase in policy reserves                                        1,130                3,176               1,852
      Amortization of bond discount                                        101                   73                  27
      Amortization of insurance licenses                                   150                  150                 150
      Change in receivable from/payable to affiliates                      166               (1,321)                540
      Change in income tax receivable/payable                            7,704               (2,172)              1,688
      Increase in other assets                                          (1,191)                (604)               (661)
      Increase in accrued investment income                               (438)                (483)             (1,764)
      Decrease/(increase) in reinsurance receivable                      2,152                 (268)               (676)
      Increase in deferred acquisition costs, net                     (174,804)            (190,969)           (153,918)



      Increase in income tax receivable - deferred                     (14,242)              (9,631)            (16,903)
      Increase in accounts payable and accrued expenses                 20,637                5,719              32,323
      Increase in drafts outstanding                                     9,663                6,245              13,032
      Change in foreign currency translation, net                          (22)                 (34)                (77)
      Realized gain on sale of investments                                 (99)                 (87)               (134)
                                                                    ------------         ------------        ------------
           Net cash used in operating activities                      (114,326)            (162,658)            (97,898)
                                                                    ------------         ------------        ------------

Cash flow from investing activities:

  Purchase of fixed maturity investments                               (31,828)             (28,905)            (96,813)
  Proceeds from sale and maturity of fixed maturity investments          4,049               10,755               8,947
  Purchase of shares in mutual funds                                    (7,158)              (5,595)             (2,160)
  Proceeds from sale of shares in mutual funds                           6,086                1,415               1,274
  Decrease/(increase) in policy loans                                      118                 (528)               (104)
                                                                    ------------         ------------        ------------
            Net cash used in investing activities                       (28,733)             (22,858)            (88,856)
                                                                    ------------         ------------        ------------

Cash flow from financing activities:

  Capital contributions from parent                                      8,362               29,277              40,375
  Surplus notes                                                              -                    -             110,000
  Increase in future fees payable to Parent                            135,944              185,922              47,112
  Net (withdrawals from)/deposits to contractowner accounts             (5,696)               6,959               5,753
                                                                    ------------         ------------        ------------

        Net cash provided by financing activities                      138,610              222,158             203,240
                                                                    ------------         ------------        ------------

          Net increase/(decrease) in cash and cash equivalents          (4,449)              36,642              16,486
                                                                    ------------         ------------        ------------

          Cash and cash equivalents at beginning of year                81,974               45,332              28,846
                                                                    ------------         ------------        ------------

            Cash and cash equivalents at end of year                  $ 77,525             $ 81,974            $ 45,332
                                                                    ============         ============        ============

Supplemental cash flow disclosure:
  Income taxes paid                                                   $ 14,651             $ 22,308            $ 11,177
                                                                    ============         ============        ============

  Interest paid                                                       $ 35,588             $ 16,916            $  7,095
                                                                    ============         ============        ============


                 See notes to consolidated financial statements.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                         (a wholly-owned subsidiary of
                                     Skandia Insurance Company Ltd.)

                   Notes to Consolidated Financial Statements
                                December 31, 1998


1.      ORGANIZATION AND OPERATION

        American Skandia Life Assurance Corporation (the "Company") is a wholly-owned subsidiary of American Skandia Investment Holding Corporation (the "Parent"); whose ultimate parent is Skandia Insurance Company Ltd., a Swedish corporation.

        The Company develops long-term savings and retirement products which are distributed through its affiliated broker/dealer company, American Skandia Marketing, Incorporated ("ASM"). The Company currently issues variable life insurance and variable, fixed, market value adjusted and immediate annuities for individuals, groups and qualified pension plans.

        The Company has 99.9% ownership in Skandia Vida, S.A. de C.V. which is a life insurance company domiciled in Mexico. This Mexican life insurer is a start up company with expectations of selling long-term savings products within Mexico. Skandia Vida, S.A. de C.V. had total shareholder's equity of $4,724,000 and $1,509,000 as of December 31, 1998, and 1997, respectively, and has generated net losses of $2,514,000, $1,438,000 and $781,000 for the years ended December 31,
        1998, 1997 and 1996, respectively.


2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        A.  Basis of Reporting

            The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles. Intercompany transactions and balances have been eliminated in consolidation.

            Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

        B.  New Accounting Pronouncements

            In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") 133, "Accounting for Derivative Instruments and
            Hedging Activities," which establishes accounting and reporting standards for derivative instruments and hedging activities. The standard requires that all derivatives be carried on the balance sheets at fair value. The Company is currently not involved in derivatives or hedging instruments as part of its investment strategy. The Company is evaluating the potential impact of a change in accounting for derivative instruments embedded in certain products it issues. This standard is effective for years beginning after June 15, 1999.

            In March 1998, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Software Developed or Obtained for Internal Use," which provides guidance for determining when computer software developed or obtained for internal use should be capitalized. It also provides guidance on the amortization of capitalized costs and the recognition of impairment. The Company is evaluating the potential impact of adopting this SOP, which is effective for fiscal years beginning after December 15, 1998.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


         C.  Investments

             The Company has classified its fixed maturity investments as either held-to-maturity or available-for-sale. Investments classified as held-to-maturity are investments that the Company has the ability and intent to hold to maturity. Such investments are carried at amortized cost. Those investments which are classified as available-for-sale, are carried at fair value and changes in unrealized gains and losses are reported as a component of other comprehensive income.

             The Company has classified its mutual fund investments as available-for-sale. Such investments are carried at fair value and changes in unrealized gains and losses are reported as a component of other comprehensive income.

             Policy loans are carried at their unpaid principal balances.

             Realized gains and losses on disposal of investments are determined by the specific identification method and are included in revenues.

         D.  Cash Equivalents

             The  Company   considers  all  highly  liquid  time  deposits,
             commercial paper and money market mutual funds purchased with a maturity of three months or less to be cash equivalents.

         E.  State Insurance Licenses

             Licenses to do business in all states have been capitalized and reflected at the purchase price of $6,000,000 less accumulated amortization. The cost of the licenses is being amortized over 40 years.

         F.  Fixed Assets

             Fixed assets consisting of furniture, equipment and leasehold improvements are carried at cost and depreciated on a straight-line basis over a period of three to five years. Accumulated depreciation amounted to $142,000 and $96,000 at December 31, 1998 and 1997, respectively. Depreciation expense for the years ended December 31, 1998, 1997 and 1996 was $46,000 and $63,000 and $29,000, respectively.

         G.  Income Taxes

             The Company is included in the consolidated federal income tax return of Skandia U.S. Investment Holding Corporation and its subsidiaries. In accordance with the tax sharing agreement, the federal and state income tax provision is computed on a separate return basis, as adjusted for consolidated items, such as net operating loss carryforwards.

             Income taxes are provided in accordance with SFAS 109, "Accounting for Income Taxes", which requires the asset and liability method of accounting for deferred taxes. The object of this method is to recognize an asset and liability for the expected future tax effects due to temporary differences between the financial reporting and the tax basis of assets and liabilities, based on enacted tax rates and other provisions of the tax law.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


         H.  Recognition of Revenue and Contract Benefits

             Revenues for variable annuity contracts consist of charges against contractowner account values for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Benefit reserves for variable annuity contracts represent the account value of the contracts and are included in the separate account liabilities.

             Revenues for market value adjusted annuity contracts consist of separate account investment income reduced by benefit payments and changes in reserves in support of contractowner obligations, all of which are included in return credited to contractowners. Benefit reserves for these contracts represent the account value of the contracts, and are included in the general account liability for future contractowner benefits to the extent in excess of the separate account liabilities.

             Revenues for immediate annuity contracts without life contingencies consist of net investment income. Revenues for immediate annuity contracts with life contingencies consist of single premium payments recognized as annuity considerations when received. Benefit reserves for these contracts are based on the Society of Actuaries 1983 Table-a with assumed interest rates that vary by issue year. Assumed interest rates ranged from 6.25% to 8.25% and 6.5% to 8.25% at December 31, 1998 and
             December 31, 1997, respectively.

             Revenues for variable life insurance contracts consist of charges against contractowner account values for the maintenance and expense fees, cost of insurance fees and surrender charges. Benefit reserves for variable life
             insurance   contracts  represent  the  account  value  of  the
             contracts   and  are   included   in  the   separate   account
             liabilities.

         I.  Deferred Acquisition Costs

             The costs of acquiring new business, which vary with and are primarily related to the production of new business, are being deferred net of reinsurance. These costs include commissions, costs of contract issuance, and certain selling expenses that vary with production. These costs are being amortized generally in proportion to expected gross profits from surrender charges, policy and asset based fees and mortality and expense margins. This amortization is adjusted retrospectively and prospectively when estimates of current and future gross profits to be realized from a group of products are revised.

             Details  of  the  deferred   acquisition   costs  and  related
             amortization for the years ended December 31, are as follows:

                      (in thousands)           1998         1997        1996
                                               ----         ----        ----

             Balance at beginning of year    $546,703     $355,734    $201,816

             Acquisition costs deferred
               during the year                261,432      243,476     171,253

             Acquisition costs amortized
               during the year                (86,628)     (52,507)    (17,335)
                                             ---------    ---------   ---------

             Balance at end of year          $721,507     $546,703    $355,734
                                             ========     ========    ========

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


         J.  Reinsurance

             The Company cedes reinsurance under modified co-insurance arrangements. The reinsurance arrangements provide additional capacity for growth in supporting the cash flow strain from the Company's variable annuity and variable life insurance business. The reinsurance is effected under quota share contracts.

             The company reinsures certain mortality risks relating to the variable life insurance product, as well as, the guaranteed minimum death benefit feature in the variable annuity product.

             At December 31, 1998 and 1997, in accordance with the provisions of a modified coinsurance agreement, the Company accrued $1,976,000 and $0, respectively, for amounts receivable from favorable reinsurance experience on a block of variable annuity business.

         K.  Translation of Foreign Currency

             The financial position and results of operations of the Company's Mexican subsidiary are measured using local currency as the functional currency. Assets and liabilities of the subsidiary are translated at the exchange rate in effect at each year-end. Statements of income and shareholder's equity accounts are translated at the average rate prevailing during the year. Translation adjustments arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

         L.  Fair Values of Financial Instruments

             The methods and assumptions used to determine the fair value of financial instruments are as follows:

             Fair values of fixed maturities with active markets are based on quoted market prices. For fixed maturities that trade in less active markets, fair values are obtained from an independent pricing service.

             Fair values of investments in mutual funds are based on quoted market prices.

             The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these investments.

             The carrying value of short-term borrowing approximates fair value due to the short-term nature of these liabilities.

             Fair values of certain financial instruments, such as future fees payable to parent and surplus notes are not readily determinable and are excluded from fair value disclosure requirements.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


         M.  Separate Accounts

             Assets and liabilities in Separate Accounts are included as separate captions in the consolidated statements of financial condition. Separate Account assets consist principally of long term bonds, investments in mutual funds, short-term securities and cash and cash equivalents, all of which are carried at fair value. The investments are managed predominately through the Company's investment advisory affiliate, American Skandia Investment Services, Inc. ("ASISI"), utilizing various fund managers as sub-advisors. The remaining investments are managed by independent investment firms. The contractowner has the option of directing funds to a wide variety of mutual funds. The investment risk on the variable portion of a contract is borne by the contractowner. A fixed option with a minimum guaranteed interest rate is also available. The Company is responsible for the credit risk associated with these investments.

             Included in Separate Account liabilities are $771,195,000 and $773,067,000 at December 31, 1998 and 1997, respectively, relating to annuity contracts for which the contractowner is guaranteed a fixed rate of return. Separate Account assets of $771,195,000 and $773,067,000 at December 31, 1998 and 1997,
             respectively, consisting of long term bonds, short term securities, transfers due from general account and cash and cash equivalents are held in support of these annuity contracts, pursuant to state regulation.

         N.  Estimates

             The preparation of financial statements in conformity with generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The more significant estimates and assumptions are related to deferred acquisition costs and involve policy lapses, investment return and maintenance expenses. Actual results could differ from those estimates.

3.       COMPREHENSIVE INCOME

         As of January 1, 1998 the Company adopted SFAS 130, "Reporting Comprehensive Income," which sets standards for the reporting and display of comprehensive income and its components; however, the adoption of this Statement had no impact on the Company's financial position or net income. SFAS 130 requires unrealized gains and losses on the Company's available-for-sale securities and foreign currency translation adjustments, which prior to adoption were reported separately in shareholder's equity, to be included in other comprehensive income. Prior year financial statements have been reclassified to conform to the requirements of SFAS 130.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


        The components of comprehensive income, net of tax, for the years ended December 31, 1998, 1997 and 1996 were as follows:

                  (in thousands)                                           1998              1997           1996
                                                                           ----              ----           ----

         Net income                                                       $34,767          $27,548         $26,623
         Other comprehensive income:
            Unrealized investment gains/(losses) on
               available for sale securities                                2,751            1,288            (331)
            Reclassification adjustment for realized
               losses/(gains) included in investment income                   138              (14)            (99)
                                                                        ---------        ---------      ----------
            Net unrealized gains/(losses) on securities                     2,889            1,274            (430)

            Foreign currency translation                                      (22)             (22)             64
                                                                       ----------       ----------      ----------

         Other comprehensive income                                         2,867            1,252            (367)
                                                                         --------         --------       ----------

         Comprehensive income                                             $37,634          $28,800         $26,257
                                                                          =======          =======         =======


         The components of accumulated other comprehensive income, net of tax, as of December 31, 1998 and 1997 were as follows:

                  (in thousands)                                         1998                    1997
                                                                         ----                    ----

         Unrealized investment gains                                    $3,843                   $954
         Foreign currency translation                                     (308)                  (286)
                                                                      --------                  -----

         Accumulated other comprehensive income                         $3,535                   $668
                                                                        ======                   ====


4.       INVESTMENTS

         The amortized cost, gross unrealized gains/losses and estimated fair value of available-for-sale and held-to-maturity fixed maturities and investments in mutual funds as of December 31, 1998 and 1997 are shown below. All securities held at December 31, 1998 are publicly traded.

         Investments in fixed maturities as of December 31, 1998 consisted of the following:

                  (in thousands)                                     Held-to-Maturity

                                                                 Gross               Gross
                                           Amortized          Unrealized          Unrealized             Fair
                                             Cost                Gains              Losses               Value
         U.S. Government
            obligations                      $3,774                $57               $  -                $3,831

         Corporate securities                 4,515                 34                  -                 4,549
                                            -------               ----              -----               -------

            Totals                           $8,289                $91               $  -                $8,380
                                             ======                ===               ====                ======

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                         (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


                  (in thousands)                                     Available-for-Sale

                                                                Gross                Gross
                                         Amortized           Unrealized           Unrealized             Fair
                                           Cost                 Gains               Losses               Value
         U.S. Government
            obligations                   $  17,399            $   678               $  -             $  18,077

         Obligations of
            state and political
            subdivisions                        253                  7                  -                   260

         Corporate securities               117,774              5,160                 76             122,858
                                          ---------            -------               ----           -----------

            Totals                         $135,426             $5,845                $76              $141,195
                                           ========             ======                ===              ========


         The amortized cost and fair value of fixed maturities, by contractual maturity, at December 31, 1998 are shown below.

                  (in thousands)                        Held-to-Maturity                  Available-for-Sale

                                                    Amortized          Fair             Amortized           Fair
                                                      Cost             Value              Cost              Value

         Due in one year or less                      $4,927          $4,982       $           -  $           -

         Due after one through five years              3,362           3,398              54,789             56,850

         Due after five through ten years                  -               -              80,637             84,345
                                                  ----------      ----------          ----------         ----------

               Total                                  $8,289          $8,380            $135,426           $141,195
                                                      ======          ======            ========           ========


         Investments in fixed maturities as of December 31, 1997 consisted of the following:

                  (in thousands)                       Held-to-Maturity

                                                                    Gross               Gross
                                            Amortized            Unrealized          Unrealized             Fair
                                              Cost                  Gains              Losses               Value

         U.S. Government
            obligations                       $3,790                 $71                   $9                $3,852

         Obligations of
            state and political
            subdivisions                          50                   -                    -                    50

         Corporate
            securities                         5,527                   2                   19                 5,510
                                             -------               -----                 ----               -------

               Totals                         $9,367                 $73                  $28                $9,412
                                              ======                 ===                  ===                ======

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


                  (in thousands)                                 Available for Sale
                                                                 ------------------
                                                                Gross              Gross
                                         Amortized            Unrealized         Unrealized              Fair
                                           Cost                  Gains             Losses                Value
                                         ---------            ----------         ----------              -----
         U.S. Government
            obligations                   $ 14,999              $  202             $  -              $  15,201

         Obligations of
            state and political
            subdivisions                       202                   -                -                    202

         Corporate
            securities                      91,470               1,505               55                 92,920
                                        ----------             -------             ----             ----------

               Totals                     $106,671              $1,707              $55               $108,323
                                          ========              ======              ===               ========


        Proceeds from sales of fixed maturities during 1998, 1997 and 1996 were
        $999,000, $5,056,000  and  $8,732,000,   respectively.  Proceeds  from
        maturities during 1998, 1997 and 1996 were $3,050,000,  $5,700,000 and
        $215,000, respectively.

        The cost, gross unrealized gains/losses and fair value of investments in mutual funds at December 31, 1998 and 1997 are shown below:

             (in thousands)           Gross             Gross
                                    Unrealized        Unrealized       Fair
                      Cost            Gains             Losses         Value
                     ------         ----------        ----------      ------
         1998        $8,068            $416              $274         $8,210
                     ======            ====              ====         ======


         1997        $6,896            $ 43              $228         $6,711
                     ======            ====              ====         ======

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


         Net realized investment gains (losses) were as follows for the years ended December 31:

                  (in thousands)                                 1998                   1997               1996
                                                                 ----                   ----               ----

         Fixed maturities:
           Gross gains                                         $    -                   $  10             $   -
           Gross losses                                             (1)                    -                  -
         Investment in mutual funds:
           Gross gains                                             281                    116                140
           Gross losses                                           (181)                   (39)                (6)
                                                               -------                 ------              -----

         Totals                                                 $   99                  $  87               $134
                                                                ======                  =====               ====



5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31, 1998, 1997 and 1996 were as follows:

                  (in thousands)                                1998                   1997                1996
                                                                ----                   ----                ----

         Fixed maturities                                     $  8,534                 $6,617            $   836
         Cash and cash equivalents                               1,717                  1,153                685
         Investment in mutual funds                              1,013                    554                144
         Policy loans                                               45                     28                  5
                                                           -----------              ---------         ----------

         Total investment income                                11,309                  8,352              1,670

         Investment expenses                                       179                    171                 84
                                                            ----------               --------          ---------

         Net investment income                                 $11,130                 $8,181             $1,586
                                                               =======                 ======             ======



6.       INCOME TAXES

         The significant components of income tax expense (benefit) for the years ended December 31, are as follows:

                (in thousands)                                 1998                  1997                  1996
                                                               ----                  ----                  ----

         Current tax expense                                  $22,384                $20,108              $12,865

         Deferred tax benefit                                 (14,230)                (9,630)             (16,903)
                                                             --------              ---------             --------

         Total income tax expense (benefit)                  $  8,154                $10,478             ($ 4,038)
                                                             ========                =======              =======

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


         The tax effects of significant items comprising the Company's deferred tax balance as of December 31, 1998 and 1997, are as follows:

                  (in thousands)                                         1998                         1997
                                                                         ----                         ----

         Deferred tax liabilities:
             Deferred acquisition costs                                ($210,731)                  ($159,766)
             Payable to reinsurers                                       (25,585)                    (25,369)
             Policy fees                                                    (859)                       (656)
             Unrealized investment gains and losses                       (2,069)                       (514)
                                                                     -----------                -------------

             Total                                                      (239,244)                   (186,305)
                                                                       ---------                   ---------

         Deferred tax assets:
             Net separate account liabilities                            225,600                     175,872
             Reserve for future contractowner benefits                    13,128                      15,121
             Other reserve differences                                    25,335                      10,534
             Deferred compensation                                         9,619                       7,187
             Surplus notes interest                                        3,375                       2,729
             Foreign exchange translation                                    166                         154
             Other                                                           882                         882
                                                                    ------------                ------------

             Total                                                       278,105                     212,479
                                                                       ---------                   ---------

             Income tax receivable - deferred                          $  38,861                   $  26,174
                                                                       =========                   =========

         Management believes that based on the taxable income produced in the current year and the continued growth in annuity products, the Company will produce sufficient taxable income in the future to realize its deferred tax asset. As such, the Company released the deferred tax valuation allowance of $9,325,000 in 1996.

         The income tax expense was different from the amount computed by applying the federal statutory tax rate of 35% to pre-tax income from continuing operations as follows:

                  (in thousands)                                     1998              1997                 1996
                                                                     ----              ----                 ----

         Income (loss) before taxes
             Domestic                                              $45,435             $39,464             $23,366
             Foreign                                                (2,514)             (1,438)               (781)
                                                                 ---------           ---------           ---------
             Total                                                  42,921              38,026              22,585

             Income tax rate                                            35%                 35%                 35%
                                                                 ---------           ---------           ---------

         Tax expense at federal
             statutory income tax rate                              15,022              13,309               7,905

         Tax effect of:
             Change in valuation allowance                               -                  -               (9,325)
             Dividend received deduction                            (9,085)             (4,585)             (2,266)
             Losses of foreign subsidiary                              880                 503                 273
             Meals and entertainment                                   487                 340                  43
             State income taxes                                        673                 577                 356
             Other                                                     177                 334              (1,024)
                                                                  --------             -------           ---------

         Income tax expense (benefit)                             $  8,154             $10,478           ($  4,038)
                                                                  ========             =======            =========


                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


7.       RECEIVABLE FROM/PAYABLE TO AFFILIATES

         Certain operating costs (including personnel, rental of office space, furniture, and equipment) have been charged to the Company at cost by
         American Skandia  Information  Services  and  Technology   Corporation
         ("ASIST"), an affiliated company; and likewise, the Company has charged operating costs to ASISI. The total cost to the Company for these items was $7,722,000, $5,572,000 and $11,581,000 for the years ended December
         31, 1998, 1997 and 1996, respectively. Income received for these items was $1,355,000, $3,225,000 and $1,148,000 for the years ended December
         31, 1998, 1997 and 1996, respectively. Amounts receivable from affiliates under these arrangements were $98,000 and $549,000 as of December 31, 1998 and 1997, respectively. Amounts payable to affiliates under these arrangements were $551,000 and $264,000 as of December 31, 1998 and 1997, respectively.


8.       FUTURE FEES PAYABLE TO PARENT

         In a series of transactions with its Parent, the Company sold certain rights to receive future fees and contract charges expected to be realized on variable portions of designated blocks of deferred annuity contracts. The effective dates and issue periods these transactions cover are as follows:


                             Closing    Effective        Contract Issue
            Transaction       Date         Date              Period
            -----------     --------    ---------      -----------------

               1996-1       12/16/96      9/1/96       1/1/94 -  6/30/96
               1997-1        7/23/97      6/1/97       3/1/96 -  4/30/97
               1997-2       12/30/97     12/1/97       5/1/95 - 12/31/96
               1997-3       12/30/97     12/1/97       5/1/96 - 10/31/97
               1998-1        6/30/98      6/1/98       1/1/97 -  5/31/98
               1998-2       11/10/98     10/1/98       5/1/97 -  8/31/98
               1998-3       12/30/98     12/1/98       7/1/96 - 10/31/98


        In connection with these transactions, the Parent issued collateralized notes in a private placement which are secured by the rights to receive future fees and charges purchased from the Company.

        Under the terms of the Purchase Agreements, the rights sold provide for the Parent to receive a percentage of future mortality and expense charges and contingent deferred sales charges, after reinsurance, expected to be realized over the remaining surrender charge period of the designated contracts (6 to 8 years). The percentage is 100% on transactions 1997-3 and 1998-3 and 80% on all other transactions.

        The Company did not sell the right to receive future fees and charges after the expiration of the surrender charge period.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


        The proceeds from the sales have been recorded as a liability and are being amortized over the remaining surrender charge period of the designated contracts using the interest method. The present value of the transactions as of the respective effective date was as follows:

         (in thousands)
                                                               Present
           Transaction             Discount Rate                Value
           -----------             -------------               -------
             1996-1                    7.5%                    $50,221
             1997-1                    7.5%                     58,767
             1997-2                    7.5%                     77,552
             1997-3                    7.5%                     58,193
             1998-1                    7.5%                     61,180
             1998-2                    7.0%                     68,573
             1998-3                    7.0%                     40,128

        Payments representing fees and charges in the aggregate amount of $69,226,000, $22,250,000 and $0, were made by the Company to the Parent for the years ended December 31, 1998, 1997 and 1996, respectively. Related interest expense of $22,978,000, $6,842,000 and $42,000 has been included in the statement of income for the years ended December 31, 1998, 1997 and 1996, respectively.

        Expected payments of future fees payable to Parent as of December 31, 1998 are as follows:

                                     Year Ended
          (in thousands)            December 31,                    Amount
                                    ------------                  ----------
                                       1999                       $   64,520
                                       2000                           68,403
                                       2001                           67,953
                                       2002                           64,238
                                       2003                           54,382
                                       2004                           35,601
                                       2005                           12,441
                                       2006                            1,440
                                                                  ----------
                                       Total                      $  368,978
                                                                  ==========

        The Commissioner of the State of Connecticut has approved the sale of future fees and charges; however, in the event that the Company becomes subject to an order of liquidation or rehabilitation, the Commissioner has the ability to stop the payments due to the Parent under the Purchase Agreement subject to certain terms and conditions.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


9.      LEASES

        The Company leases office space under a lease agreement established in 1989 with ASIST. The lease expense for 1998, 1997 and 1996 was $3,588,000, $2,428,000 and $1,583,000, respectively. Future minimum lease payments per year and in aggregate as of December 31, 1998 are as follows:

         (in thousands)        1999                           $  3,619
                               2000                              5,070
                               2001                              5,070
                               2002                              5,070
                               2003                              5,070
                               2004 and thereafter              40,271
                                                              --------

                               Total                          $ 64,170
                                                              ========

10.     RESTRICTED ASSETS

        To comply with certain state insurance departments' requirements, the Company maintains cash, bonds and notes on deposit with various states. The carrying value of these deposits amounted to $3,747,000 and $3,757,000 as of December 31, 1998, and 1997, respectively. These deposits are required to be maintained for the protection of contractowners within the individual states.


11.     RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

        Statutory basis shareholder's equity was $285,553,000 and $294,586,000 at December 31, 1998 and 1997, respectively.

        The statutory basis net loss was $13,152,000, $8,970,000 and $5,405,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

        Under various state insurance laws, the maximum amount of dividends that can be paid to shareholders without prior approval of the state insurance department is subject to restrictions relating to statutory surplus and net gain from operations. At December 31, 1998, no amounts may be distributed without prior approval.


12.     EMPLOYEE BENEFITS

        The Company has a 401(k) plan for which substantially all employees are eligible. Under this plan, the Company contributes 3% of salary for all participating employees and matches employee contributions at a 50%
        level up to an additional 3% Company contribution. Company contributions to this plan on behalf of the participants were $2,115,000, $1,220,000 and $850,000 for the years ended December 31,
        1998, 1997 and 1996, respectively.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                         (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


        The Company has a deferred compensation plan, which is available to the internal field marketing staff and certain officers. Company contributions to this plan on behalf of the participants were $342,000, $270,000 and $245,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

        The Company and an affiliate cooperatively have a long-term incentive plan under which units are awarded to executive officers and other personnel. The program consists of multiple plans, with a new plan instituted each year. Generally, participants must remain employed by the Company or its affiliates at the time such units are payable in order to receive any payments under the plan. The accrued liability representing the value of these units was $21,372,000 and $15,720,000 as of December 31, 1998 and 1997, respectively. Payments under this plan were $2,407,000, $1,119,000 and $602,000 for the years ended
        December 31, 1998, 1997, and 1996, respectively.

13.     REINSURANCE

        The effect of reinsurance for the years ended December 31, 1998, 1997 and 1996 is as follows:

         (in thousands)                                    1998
                                                           ----
                                  Policy                 Change in             Return Credited
                             Charges and Fees         Policy Reserves         to Contractowners
                             ----------------         ---------------         -----------------
         Gross                   $215,425                $   691                  ($8,921)
         Ceded                     29,214                   (362)                       9
                                 --------                -------                  -------
         Net                     $186,211                $ 1,053                  ($8,930)
                                 ========                =======                  =======


                                                            1997
                                                            ----
                                  Policy                 Change in             Return Credited
                             Charges and Fees         Policy Reserves         to Contractowners
                             ----------------         ---------------         -----------------
         Gross                   $144,417                   $955                    ($1,972)
         Ceded                     23,259                    918                         46
                                 --------                  -----                    -------
         Net                     $121,158                  $  37                    ($2,018)
                                 ========                  =====                     ======


                                                            1996
                                                            ----
                                  Policy                 Change in              Return Credited
                             Charges and Fees         Policy Reserves          to Contractowners
                             ----------------         ---------------          -----------------
         Gross                    $87,370                   $815                     $779
         Ceded                     17,590                    180                      106
                                 --------                  -----                    -----
         Net                      $69,780                   $635                     $673
                                  =======                   ====                     ====


        Such ceded reinsurance does not relieve the Company of its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreements.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


14.    SURPLUS NOTES

       The Company has issued surplus notes to its Parent in exchange for cash. Surplus notes outstanding as of December 31, 1998 and 1997 were as follows:

              (in thousands)
                                                                                    Interest for the
                                        Interest      1998        1997           Years Ended December 31,
              Issue Date                  Rate       Amount      Amount        1998        1997       1996
              ----------                  ----       ------      ------        ----        ----       ----

         December 29, 1993                6.84%    $      -    $ 20,000       $ 1,387    $ 1,387    $ 1,391
         February 18, 1994                7.28%      10,000      10,000           738        738        740
         March 28, 1994                   7.90%      10,000      10,000           801        801        803
         September 30, 1994               9.13%      15,000      15,000         1,389      1,389      1,392
         December 28, 1994                9.78%      14,000      14,000         1,388      1,388      1,392
         December 19, 1995                7.52%      10,000      10,000           762        762        765
         December 20, 1995                7.49%      15,000      15,000         1,139      1,139      1,142
         December 22, 1995                7.47%       9,000       9,000           682        682        684
         June 28, 1996                    8.41%      40,000      40,000         3,411      3,411      1,747
         December 30, 1996                8.03%      70,000      70,000         5,699      5,699         31
                                                   --------    --------       -------    -------    -------      -
         Total                                     $193,000    $213,000       $17,396    $17,396    $10,087
                                                   ========    ========       =======    =======    =======

        The surplus note for $20,000,000 dated December 29, 1993 was converted to additional paid-in capital on December 31, 1998.

        All surplus notes mature seven years from the issue date.

        Payment of interest and repayment of principal for these notes is subject to certain conditions and require approval by the Insurance Commissioner of the State of Connecticut. At December 31, 1998 and 1997, $9,644,000 and $7,796,000, respectively, of accrued interest on surplus notes was not approved for payment under these criteria.


15.     SHORT-TERM BORROWING

        The Company had a $10 million short-term loan payable to the Parent at December 31, 1998 and 1997. The total interest expense to the Company was $622,000, $642,000 and $643,000 and for the years ended December 31, 1998, 1997 and 1996, respectively, of which $182,000 and $201,000 was payable as of December 31, 1998 and 1997, respectively.


16.     CONTRACT WITHDRAWAL PROVISIONS

        Approximately 99% of the Company's separate account liabilities are subject to discretionary withdrawal by contractowners at market value or with market value adjustment. Separate account assets which are carried at fair value are adequate to pay such withdrawals which are generally subject to surrender charges ranging from 10% to 1% for contracts held less than 10 years.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


17.     SEGMENT REPORTING

        In June 1997, the FASB issued SFAS 131, "Disclosures about Segments of an Enterprise and Related Information." SFAS 131 establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that those enterprises report selected information about operating segments in interim financial reports issued to shareholders. It also establishes standards related to disclosures about products and services, geographic areas and major customers. SFAS 131 is effective for financial statement periods beginning after December 15, 1997.

        During 1998, to complement its annuity products, the Company launched specific marketing and operational activities towards the release of variable life insurance and qualified retirement plan annuity products. As of December 31, 1998, sales were not significant enough to warrant full segment disclosures. Sales, as measured by premium received, for the year ended December 31, 1998 and assets under management as of December 31, 1998, for the respective segments were as follows:

                      (in thousands)                   Variable         Variable      Qualified
                                                        Annuity           Life           Plans         Total
                                                     ------------       --------      ---------     -----------
         Sales                                        $ 4,122,272        $1,188        $36,202      $ 4,159,662
                                                      ===========        ======        =======      ===========

         Assets under management                      $17,809,437        $1,295        $44,029      $17,854,761
                                                      ===========        ======        =======      ===========

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                          (a wholly-owned subsidiary of
                         Skandia Insurance Company Ltd.)

             Notes to Consolidated Financial Statements (continued)


18.     QUARTERLY FINANCIAL DATA (UNAUDITED)

        The  following  table  summarizes   information  with  respect  to  the
        operations of the Company on a quarterly basis:


                   (in thousands)                                            Three Months Ended
                                                     March 31          June 30        September 30       December 31
                                                     --------          -------        ------------       -----------
                      1998
                      ----
         Premiums and other insurance
            revenues                                  $ 50,593          $ 57,946         $ 62,445          $ 67,327
         Net investment income                           3,262             2,410            2,469             2,989
         Net realized capital gains (losses)               156                13              (46)              (24)
                                                      --------          --------         --------          --------
         Total revenues                                 54,011            60,369           64,868            70,292

         Benefits and expenses                          46,764            42,220           48,471            69,164
                                                      --------          --------         --------          --------

         Pre-tax net income                              7,247            18,149           16,397             1,128

         Income taxes                                    1,175             4,174            2,223               582
                                                      --------          --------         --------          --------

         Net income                                   $  6,072          $ 13,975         $ 14,174          $    546
                                                      ========          ========         ========          ========


                       1997
                       ----
         Premiums and other insurance
            revenues                                  $ 30,186          $ 34,056         $ 41,102          $ 44,402
         Net investment income                           1,369             2,627            2,031             2,154
         Net realized capital gains                         20                43               21                 3
                                                      --------          --------         --------          --------
         Total revenues                                 31,575            36,726           43,154            46,559

         Benefits and expenses                          18,319            30,465           31,179            40,025
                                                      --------          --------         --------          --------

         Pre-tax net income                             13,256             6,261           11,975             6,534

         Income taxes                                    4,260             2,614            3,354               250
                                                      --------          --------         --------          --------

         Net income                                   $  8,996          $  3,647         $  8,621          $  6,284
                                                      ========          ========         ========          ========


                       1996
                       ----
         Premiums and other insurance
            revenues                                  $ 16,606          $ 20,453         $ 22,366          $ 26,906
         Net investment income                             455               283              270               578
         Net realized capital gains                         92                13                6                23
                                                      --------          --------         --------          --------
         Total revenues                                 17,153            20,749           22,642            27,507

         Benefits and expenses                          12,725             9,430           17,007            26,304
                                                      --------         ---------         --------          --------

         Pre-tax net income                              4,428            11,319            5,635             1,203

         Income taxes                                    1,769             3,624            3,096           (12,527)
                                                      --------         ---------         --------          --------

         Net income                                   $  2,659         $   7,695         $  2,539          $ 13,730
                                                      ========         =========         ========          ========


        As described in Note 6, the valuation allowance relating to deferred income taxes was released during the three months ended December 31, 1996.


      APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

The Unit Prices and number of Units in the Sub-accounts that commenced operations prior to January 1, 1999 are shown below. All or some of these Sub-accounts were available during the periods shown as investment options for other variable annuities we offer pursuant to different prospectuses. The Insurance Charge assessed against the Sub-accounts under the terms of those other variable annuities are the same as the charges assessed against such Sub-accounts under the Annuity offered pursuant to this Prospectus.

         Unit Prices And Numbers Of Units: The following table shows: (a) the Unit Price, as of the dates shown, for Units in each of the Class 1 Sub-accounts of Separate Account B that commenced operations prior to January 1, 1999 and are being offered pursuant to this Prospectus or which we offer pursuant to certain other prospectuses; and (b) the number of Units outstanding in each such Sub-account as of the dates shown. The year in which operations commenced in each such Sub-account is noted in parentheses. The portfolios in which a particular Sub-account invests may or may not have commenced operations prior to the date such Sub-account commenced operations. The initial offering price for each Sub-account was $10.00.



                                                                   Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
                         1998       1997       1996        1995       1994        1993       1992       1991       1990      1989
------------------------------------------------------------------------------------------------------------------------------------
AST Founders
Passport (1)
(1994)
Unit Price                $12.54      11.46       11.39      10.23           -          -          -          -          -         -
Number of Units        9,207,623  9,988,104   9,922,698  2,601,283           -          -          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
International Equity
(1994)
Unit Price                $13.14      11.69       11.70      10.39        9.49          -          -          -          -         -
Number of Units       34,328,425 37,784,426  32,628,595 17,935,251  11,166,758          -          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
AST AIM
International Equity (2)
(1989)
Unit Price                $27.18      22.95       19.70      18.23       16.80      16.60      12.37      13.69      12.98     13.64
Number of Units       17,748,560 17,534,233  17,220,688 14,393,137  14,043,215  9,063,464  1,948,773  1,092,902    398,709    29,858

------------------------------------------------------------------------------------------------------------------------------------
AST Janus Overseas
Growth
(1997)
Unit Price                $13.41      11.70           -          -           -          -          -          -          -         -
Number of Units       43,711,763 21,405,891           -          -           -          -          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
AST American Century
International Growth
(1997)
Unit Price                $13.30      11.35           -          -           -          -          -          -          -         -
Number of Units        5,670,336  2,857,188           -          -           -          -          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------------------------------------
                         1998       1997       1996        1995       1994        1993       1992       1991       1990      1989
------------------------------------------------------------------------------------------------------------------------------------
AST Janus Small-Cap
Growth (3)
(1994)
Unit Price                $17.64      17.28       16.54      13.97       10.69          -          -          -          -         -
Number of Units       15,003,001 14,662,728  12,282,211  6,076,373   2,575,105          -          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
AST Lord Abbett Small
Cap Value
(1998)
Unit Price                 $9.85          -           -          -           -          -          -          -          -         -
Number of Units        4,081,870          -           -          -           -          -          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Small Company Value
(1997)
Unit Price                $11.20      12.70           -          -           -          -          -          -          -         -
Number of Units       24,700,211 14,612,510           -          -           -          -          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman
Mid-Cap Growth (4)
(1994)
Unit Price                $19.15      16.10       13.99      12.20        9.94          -          -          -          -         -
Number of Units       13,389,289 11,293,799   9,563,858  3,658,836     301,267          -          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman
Mid-Cap Value (5)
(1993)
Unit Price                $16.10      16.72       13.41      12.20        9.81      10.69          -          -          -         -
Number of Units       16,410,121 11,745,440   9,062,152  8,642,186   7,177,232  5,390,887          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Natural Resources
(1995)
Unit Price                $12.57      14.46       14.19      11.01           -          -          -          -          -         -
Number of Units        5,697,453  7,550,076   6,061,852    808,605           -          -          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
AST Oppenheimer
Large-Cap Growth  (6)
(1996)
Unit Price                $15.48      12.33       10.89          -           -          -          -          -          -         -
Number of Units       19,009,242 18,736,994   4,324,161          -           -          -          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------------------------------------
                         1998       1997       1996        1995       1994        1993       1992       1991       1990      1989
------------------------------------------------------------------------------------------------------------------------------------
AST Marsico Capital
Growth
(1997)
Unit Price                $14.00      10.03           -          -           -          -          -          -          -         -
Number of Units       40,757,449    714,309           -          -           -          -          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
AST JanCap Growth
(1992)
Unit Price                $39.54      23.83       18.79      14.85       10.91      11.59      10.51          -          -         -
Number of Units       80,631,598 62,486,302  46,779,164 28,662,737  22,354,170 13,603,637  1,476,139          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
AST Bankers Trust
Enhanced 500
(1998)
Unit Price                $12.61          -           -          -           -          -          -          -          -         -
Number of Units       22,421,754          -           -          -           -          -          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers
Realty
(1998)
Unit Price                 $8.28          -           -          -           -          -          -          -          -         -
Number of Units        3,771,461          -           -          -           -          -          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
AST American Century
Income & Growth(7)
(1997)
Unit Price                $13.35      12.06           -          -           -          -          -          -          -         -
Number of Units       13,845,190  9,523,815           -          -           -          -          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
AST Lord Abbett
Growth and Income
(1992)
Unit Price                $24.11      21.74       17.79      15.22       11.98      11.88      10.60          -          -         -
Number of Units       47,979,349 42,197,002  28,937,085 18,411,759   7,479,449  4,058,228    956,949          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
AST INVESCO Equity
Income
(1994)
Unit Price                $19.34      17.31       14.23      12.33        9.61          -          -          -          -         -
Number of Units       40,994,187 33,420,274  23,592,226 13,883,712   6,633,333          -          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------------------------------------
                         1998       1997       1996        1995       1994        1993       1992       1991       1990      1989
------------------------------------------------------------------------------------------------------------------------------------
AST AIM Balanced (8)
(1993)
Unit Price                $17.78      15.98       13.70      12.49       10.34      10.47          -          -          -         -
Number of Units       22,634,344 22,109,373  20,691,852 20,163,848  13,986,604  8,743,758          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
AST American Century
Strategic Balanced
(1997)
Unit Price                $13.37      11.18           -          -           -          -          -          -          -         -
Number of Units        6,714,065  2,560,866           -          -           -          -          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset
Allocation
(1994)
Unit Price                $18.12      15.53       13.30      11.92        9.80          -          -          -          -         -
Number of Units       18,469,315 13,524,781   8,863,840  4,868,956   2,320,063          -          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
International Bond (9)
(1994)
Unit Price                $11.82      10.45       10.98      10.51        9.59          -          -          -          -         -
Number of Units       12,007,692 12,089,872   8,667,712  4,186,695   1,562,364          -          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
AST Federated High
Yield
(1994)
Unit Price                $14.30      14.13       12.62      11.27        9.56          -          -          -          -         -
Number of Units       40,170,144 29,663,242  15,460,522  6,915,158   2,106,791          -          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Total
Return Bond
(1994)
Unit Price                $13.43      12.44       11.48      11.26        9.61          -          -          -          -         -
Number of Units       64,224,618 44,098,036  29,921,643 19,061,840   4,577,708          -          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Limited
Maturity Bond
(1995)
Unit Price                $11.73      11.26       10.62      10.37           -          -          -          -          -         -
Number of Units       28,863,932 25,008,310  18,894,375 15,058,644           -          -          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------------------------------------
                            1998       1997       1996        1995       1994        1993       1992       1991       1990      1989
------------------------------------------------------------------------------------------------------------------------------------
AST Money Market
(1992)
Unit Price                $12.00      11.57       11.16      10.77       10.35      10.12      10.01          -          -         -
Number of Units       75,855,442 66,869,998  42,435,169 30,564,442  27,491,389 11,422,783    457,872          -          -         -


The Alger American
Fund - AA Growth
(1988)
Unit Price                $63.07      43.20       34.84      31.18       23.18      23.18      19.19      17.32      12.51     12.19
Number of Units       17,168,792 15,854,570  15,666,357 12,092,291   5,614,760  2,997,458  1,482,037    559,779     82,302     6,900

------------------------------------------------------------------------------------------------------------------------------------
The Alger American
Fund - AA MidCap
Growth
(1993)
Unit Price                $30.53      23.76       20.96      19.00       13.34      13.74          -          -          -         -
Number of Units       17,559,963 14,687,032  14,528,945  8,299,743   4,308,374  1,450,892          -          -          -         -


The Montgomery Variable
Series - MV Emerging
Markets
(1996)
Unit Price                 $6.19      10.05       10.25          -           -          -          -          -          -         -
Number of Units       10,534,383 10,371,104   2,360,940          -           -          -          -          -          -         -


Wells Fargo LAT Trust -
Equity Value (10)
(1998)
Unit Price                 $9.53          -           -          -           -          -          -          -          -         -
Number of Units        1,148,849          -           -          -           -          -          -          -          -         -

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------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo LAT Trust -
Asset Allocation
(1994)
Unit Price                $20.59      16.67       13.99      12.73       10.01          -          -          -          -         -
Number of Units        7,584,157  5,186,216   3,700,609  1,991,150     743,176          -          -          -          -         -

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Wells Fargo LAT Trust -
U.S. Government
Allocation
(1994)
Unit Price                $12.72      12.18       11.50      11.21        9.94          -          -          -          -         -
Number of Units        2,707,641  1,842,010   1,173,664    428,889      84,609          -          -          -          -         -

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Wells Fargo LAT Trust -
Growth
(1994)
Unit Price                $23.37      18.40       15.90      13.18       10.34          -          -          -          -         -
Number of Units        4,314,842  3,907,919   2,096,545    823,247     204,067          -          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo LAT Trust -
Equity Value (1)
(1998)
Unit Price                 $9.53          -           -          -           -          -          -          -          -         -
Number of Units        1,148,849          -           -          -           -          -          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo LAT Trust -
Strategic Growth(1)
(1998)
Unit Price                $13.84          -           -          -           -          -          -          -          -         -
Number of Units           76,857          -           -          -           -          -          -          -          -         -

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Wells Fargo LAT Trust -
Money Market
(1994)
Unit Price                $11.68      11.31       10.92      10.58       10.18          -          -          -          -         -
Number of Units        2,250,003  1,304,834   1,157,342    521,291     144,050          -          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
International Equity
(1994)
Unit Price                $13.14      11.69       11.70      10.39        9.49          -          -          -          -         -
Number of Units       34,328,425 37,784,426  32,628,595 17,935,251  11,166,758          -          -          -          -         -

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AST Janus Small-Cap
Growth (2)
(1994)
Unit Price                $17.64      17.28       16.54      13.97       10.69          -          -          -          -         -
Number of Units       15,003,001 14,662,728  12,282,211  6,076,373   2,575,105          -          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Small Company Value
(1997)
Unit Price                $11.20      12.70           -          -           -          -          -          -          -         -
Number of Units       24,700,211 14,612,510           -          -           -          -          -          -          -         -

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AST Neuberger Berman
Mid-Cap Growth (3)
(1994)
Unit Price                $19.15      16.10       13.99      12.20        9.94          -          -          -          -         -
Number of Units       13,389,289 11,293,799   9,563,858  3,658,836     301,267          -          -          -          -         -

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AST Neuberger Berman
Mid-Cap Value (4)
(1993)
Unit Price                $16.10      16.72       13.41      12.20        9.81      10.69          -          -          -         -
Number of Units       16,410,121 11,745,440   9,062,152  8,642,186   7,177,232  5,390,887          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
AST JanCap Growth
(1992)
Unit Price                $39.54      23.83       18.79      14.85       10.91      11.59      10.51          -          -         -
Number of Units       80,631,598 62,486,302  46,779,164 28,662,737  22,354,170 13,603,637  1,476,139          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
AST INVESCO Equity
Income
(1994)
Unit Price                $19.34      17.31       14.23      12.33        9.61          -          -          -          -         -
Number of Units       40,994,187 33,420,274  23,592,226 13,883,712   6,633,333          -          -          -          -         -

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AST PIMCO Total
Return Bond
(1994)
Unit Price                $13.43      12.44       11.48      11.26        9.61          -          -          -          -         -
Number of Units       64,224,618 44,098,036  29,921,643 19,061,840   4,577,708          -          -          -          -         -

------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Limited
Maturity Bond
(1995)
Unit Price                $11.73      11.26       10.62      10.37           -          -          -          -          -         -
Number of Units       28,863,932 25,008,310  18,894,375 15,058,644           -          -          -          -          -         -

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The Alger American
Fund - AA Growth
(1988)
Unit Price                $63.07      43.20       34.84      31.18       23.18      23.18      19.19      17.32      12.51     12.19
Number of Units       17,168,792 15,854,570  15,666,357 12,092,291   5,614,760  2,997,458  1,482,037    559,779     82,302     6,900

------------------------------------------------------------------------------------------------------------------------------------

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The Montgomery Variable
Series - MV Emerging
Markets
(1996)
Unit Price                 $6.19      10.05       10.25          -           -          -          -          -          -         0
Number of Units       10,534,383 10,371,104   2,360,940          -           -          -          -          -          -         0

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1 Effective October 15, 1996, Founders Asset Management, Inc. became Sub-advisor of the Portfolio. Prior to October 15, 1996, Seligman Henderson Co. served as the Sub-advisor of the Portfolio, then named the "Seligman Henderson International Small Cap Portfolio." The performance information provided in the above chart reflects that of the Portfolio as sub-advised by the prior Sub-advisor from inception until October 15, 1996, and the current Sub-advisor from October 15, 1996 through the current period.
2 Effective May 3, 1999, A I M Capital Management, Inc. became Sub-Advisor of the Portfolio. Between October 15, 1996 and May 3, 1999, Putnam Investment Management, Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam International Equity." Prior to October 15, 1996, Seligman Henderson Co. served as the Sub-advisor of the Portfolio, then named the "Seligman Henderson International Equity Portfolio." The performance information provided in the above chart reflects that of the Portfolio as sub-advised by the prior Sub-advisor(s) from inception through the current period.
3 Effective December 31, 1998 Janus Capital Corporation became Sub-advisor of the Portfolio. Prior to December 31, 1998, Founders Asset Management, LLC served as the Sub-advisor of the Portfolio. In connection with this change the portfolio's name is changed to "AST Janus Small-Cap Growth." The performance information provided in the above chart reflects that of the Portfolio as sub-advised by the prior Sub-advisor from inception until December 31, 1998.
4 Effective May 1, 1998, Neuberger Berman Management, Inc. became Sub-Advisor to the Portfolio. Prior to May 1, 1998, Berger Associates, Inc. served as Sub-advisor to the Portfolio, then named the "Berger Capital Growth
     Portfolio." As of May 1, 1998 various changes have been made to the Portfolio's investment objective and to its fundamental and non-fundamental investment restrictions.
5 Effective May 1, 1998, Neuberger Berman Management, Inc. became Sub-Advisor to the Portfolio. Prior to May 1, 1998, Federated Investment Counseling served as Sub-advisor of the Portfolio, then named the "Federated Utility Income Portfolio." As of May 1, 1998 various changes have been made to the Portfolio's investment objective and to its fundamental and non-fundamental investment restrictions.
6 Effective December 31, 1998 OppenheimerFunds, Inc. became Sub-advisor of the Portfolio. Prior to December 31, 1998, Robertson, Stephens & Company Investment Management, L.P. served as the Sub-advisor of the Portfolio. In connection with this change the portfolio's name is changed to "AST Oppenheimer Large Cap Growth." The performance information provided in the above chart reflects that of the Portfolio as sub-advised by the prior Sub-advisor from inception until December 31, 1998.
7 Effective May 3, 1999, American Century Investment Management, Inc. became Sub-Advisor of the Portfolio. Between October 15, 1996 and May 3, 1999, Putnam Investment Management, Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam Value Growth & Income." The performance information provided in the above chart reflects that of the Portfolio as sub-advised by the prior Sub-advisor from inception through the current period.
8 Effective May 3, 1999, A I M Capital Management, Inc. became Sub-Advisor of the Portfolio. Between October 15, 1996 and May 3, 1999, Putnam Investment Management, Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam International Equity." Prior to October 15, 1996, Phoenix Investment Counsel, Inc. served as the Sub-advisor of the Portfolio, then named the "AST Phoenix Balanced Asset Portfolio." The performance information provided in the above chart reflects that of the Portfolio as sub-advised by the prior Sub-advisor(s) from inception through the current period.
9 Effective May 1, 1996, Rowe Price-Fleming International, Inc. became Sub-advisor of the Portfolio. Prior to May 1, 1996, Scudder, Stevens & Clark, Inc. served as the Sub-advisor of the Portfolio, then named the "AST Scudder International Bond Portfolio." The performance information provided in the above chart reflects that of the Portfolio as sub-advised by the prior Sub-advisor from inception until May 1, 1996, and the current Sub-advisor from May 1, 1996 through the current period.
10   This Portfolio was first offered as a Sub-account on May 1, 1998.

-----------------------------

1. These Portfolios were first offered as Sub-accounts on May 1, 1998.
2. Effective December 31, 1998 Janus Capital Corporation became Sub-advisor of the Portfolio. Prior to December 31, 1998, Founders Asset Management, LLC served as the Sub-advisor of the Portfolio. In connection with this change the portfolio's name is changed to "AST Janus Small-Cap Growth." The performance information provided in the above chart reflects that of the Portfolio as sub-advised by the prior Sub-advisor from inception until December 31, 1998.
3. Effective May 1, 1998, Neuberger Berman Management, Inc. became Sub-Advisor to the Portfolio. Prior to May 1, 1998, Berger Associates, Inc. served as Sub-advisor to the Portfolio, then named the "Berger Capital Growth
     Portfolio." As of May 1, 1998 various changes have been made to the Portfolio's investment objective and to its fundamental and non-fundamental investment restrictions.
4. Effective May 1, 1998, Neuberger Berman Management, Inc. became Sub-Advisor to the Portfolio. Prior to May 1, 1998, Federated Investment Counseling served as Sub-advisor of the Portfolio, then named the "Federated Utility Income Portfolio." As of May 1, 1998 various changes have been made to the Portfolio's investment objective and to its fundamental and non-fundamental investment restrictions.

                   American Skandia Life Assurance Corporation
                 Attention: Concierge Desk [Stagecoach Annuity]

                              For Written Requests:

                                  P.O. Box 883
                           Shelton, Connecticut 06484

                            For Electronic Requests:

                           customerservice@Skandia.com

                             For Requests by Phone:

                            1-800-752-6342 [680-8920]


--------------------------------------------------------------------------------
PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS [WFVXT-PROS] ASXT-PROS (05/99).


             -------------------------------------------------------
                                (print your name)



             -------------------------------------------------------
                                    (address)



             -------------------------------------------------------
                              (city/state/zip code)

ADDITIONAL   INFORMATION:   Inquiries   will  be   answered   by  calling   your
representative or by writing to:

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                       at

                                  P.O. Box 883
                           Shelton, Connecticut 06484

                                       or

                           customerservice@Skandia.com



Issued by:                                                          Serviced at:

AMERICAN SKANDIA LIFE                                      AMERICAN SKANDIA LIFE
ASSURANCE CORPORATION                                      ASSURANCE CORPORATION
One Corporate Drive                                                 P.O. Box 883
Shelton, Connecticut 06484                            Shelton, Connecticut 06484
Telephone: 1-800-752-6342                             Telephone:  1-800-752-6342
http://www.AmericanSkandia.com                    http://www.AmericanSkandia.com

                                 Distributed by:

                    AMERICAN SKANDIA MARKETING, INCORPORATED
                               One Corporate Drive
                           Shelton, Connecticut 06484
                             Telephone: 203-926-1888
                         http://www.AmericanSkandia.com













ASXT - SAI (05/99)

[WellsXT - SAI (05/99)]

                       STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (CLASS 1 SUB-ACCOUNTS) and AMERICAN SKANDIA LIFE ASSURANCE CORPORATION. The variable investment options are registered under the Securities Act of 1933 and the Investment Company Act of 1940. The fixed investment options under the Annuity are issued by AMERICAN SKANDIA LIFE ASSURANCE CORPORATION. The assets supporting the fixed investment options are maintained in AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and registered solely under the Securities Act of 1933.

                                                         TABLE OF CONTENTS

ITEM                                                                                                                   PAGE

General Information about American Skandia                                                                                2
|X|      American Skandia Life Assurance Corporation                                                                      2
|X|      American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts)                            2
|X|      American Skandia Life Assurance Corporation Separate Account D                                                   4

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated                                              5

How Performance Data is Calculated                                                                                        5
|X|      Current and Effective Yield                                                                                      5
|X|      Total Return                                                                                                     6

How the Unit Price is Determined                                                                                         17

Additional Information on Fixed Allocations                                                                              18
|X|      How We Calculate the Market Value Adjustment

General Information                                                                                                      19
|X|      Voting Rights                                                                                                   19
|X|      Modification                                                                                                    20
|X|      Deferral of Transactions                                                                                        20
|X|      Misstatement of Age or Sex                                                                                      21
|X|      Ending the Offer                                                                                                21

Independent Auditors                                                                                                     21

Legal Experts                                                                                                            21

Financial Statements                                                                                                     21
|X|      Appendix A - American Skandia Life Assurance Corporation Variable Account B
                 (Class 1 Sub-accounts [Stagecoach])                                                                     22





--------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL INFORMATlON IS NOT A PROSPECTUS. YOU SHOULD READ THIS INFORMATION ALONG WITH THE PROSPECTUS FOR THE ANNUITIES FOR WHICH IT
RELATES. THE PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA LIFE ASSURANCE CORPORATION, P.O. BOX 883, SHELTON, CONNECTICUT 06484, OR TELEPHONE 1-800-752-6342 [1-800-680-8920]. OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@SKANDIA.COM.
--------------------------------------------------------------------------------

Date of Prospectus:  May 3, 1999
Date of Statement of Additional Information:  May 3, 1999

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance Corporation ("we", "our" or "us") is a wholly-owned subsidiary of American Skandia Investment Holding Corporation ("ASIHC"). ASIHC's indirect parent is Skandia Insurance Company Ltd. Skandia Insurance Company Ltd. is part of a group of companies whose predecessor commenced operations in 1855. Skandia Insurance Company Ltd. is a major worldwide insurance company operating from Stockholm, Sweden which owns and controls, directly or through subsidiary companies, numerous insurance and related companies. We are organized as a Connecticut stock life insurance company, and are subject to Connecticut law governing insurance companies. Our mailing address is P.O. Box 883, Shelton, Connecticut 06484.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (Class 1 Sub-accounts [-Stagecoach])

American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts [-Stagecoach]), also referred to as "Separate Account B", was established by us pursuant to Connecticut law. Separate Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B. The Sub-accounts offered pursuant to this Prospectus are all Class 1 Sub-accounts of Separate Account B. Each class of Sub-accounts in Separate Account B has a different level of charges assessed against such Sub-accounts. Each Sub-account invests exclusively in an underlying mutual fund or a portfolio of an underlying mutual fund. You will find additional information about these underlying mutual funds and portfolios in the prospectuses for such funds.

Separate Account B is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "Investment Company Act") as a unit investment trust, which is a type of investment company. Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the underlying mutual funds or fund portfolios, as applicable. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

During the accumulation phase, we offer a number of Sub-accounts as variable investment options. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such variable investment options available, we will notify Owners of the availability of such Sub-accounts. As of the date of the Prospectus and Statement of Additional Information, our Sub-accounts and the underlying mutual funds or portfolios in which they invest are as follows. Those portfolios whose name includes the prefix "AST" are portfolios of American Skandia Trust.


         Separate Account B Sub-account                                                    Underlying Mutual Fund Portfolio

         AST Founders Passport                                                                        AST Founders Passport
         AST T. Rowe Price International Equity                                      AST T. Rowe Price International Equity
         AST A I M International Equity                                                      AST A I M International Equity
         AST Janus Overseas Growth                                                                AST Janus Overseas Growth
         AST American Century International Growth                                AST American Century International Growth
         AST Janus Small-Cap Growth                                                              AST Janus Small-Cap Growth
         AST Kemper Small-Cap Growth                                                                   AST Small Cap Growth
         AST LA Small Cap Value                                                             AST Lord Abbett Small Cap Value
         AST T. Rowe Price Small Company Value                                        AST T. Rowe Price Small Company Value
         AST NB Mid-Cap Growth                                                          AST Neuberger Berman Mid-Cap Growth
         AST NB Mid-Cap Value                                                            AST Neuberger Berman Mid-Cap Value
         AST T. Rowe Price Natural Resources                                            AST T. Rowe Price Natural Resources
         AST Oppenheimer Large Cap Growth                                                  AST Oppenheimer Large Cap Growth
         AST Marsico Capital Growth                                                              AST Marsico Capital Growth
         AST JanCap Growth                                                                                AST JanCap Growth
         AST Bankers Trust Enhanced 500                                                      AST Bankers Trust Enhanced 500
         AST Cohen & Steers Realty                                                                AST Cohen & Steers Realty
         AST American Century Income & Growth                                          AST American Century Income & Growth
         AST LA Growth and Income                                                         AST Lord Abbett Growth and Income
         AST INVESCO Equity Income                                                                AST INVESCO Equity Income
         AST A I M Balanced                                                                              AST A I M Balanced
         AST American Century Strategic Balanced                                    AST American Century Strategic Balanced
         AST T. Rowe Price Asset Allocation                                              AST T. Rowe Price Asset Allocation
         AST T. Rowe Price International Bond                                          AST T. Rowe Price International Bond
         AST Fed High Yield                                                                        AST Federated High Yield
         AST PIMCO Total Return Bond                                                            AST PIMCO Total Return Bond
         AST PIMCO Limited Maturity Bond                                                    AST PIMCO Limited Maturity Bond
         AST Money Market                                                                                  AST Money Market

         AA Growth                                                              Growth portfolio of The Alger American Fund
         AA MidCap Growth                                                MidCap Growth portfolio of The Alger American Fund

         MV Emerging Markets                                       Emerging Markets portfolio of Montgomery Variable Series

         Rydex Nova                                                                  Nova portfolio of Rydex Variable Trust
         Rydex Ursa                                                                  Ursa portfolio of Rydex Variable Trust
         Rydex OTC                                                                    OTC portfolio of Rydex Variable Trust

         WF Equity Value                                                                Equity Value portfolio of LAT Trust

[        Separate Account B Sub-account                                                    Underlying Mutual Fund Portfolio

         Underlying Mutual Fund:                                                                                  LAT Trust

         WF Asset Allocation                                                                          Asset Allocation Fund
         WF U.S. Government Allocation                                                      U.S. Government Allocation Fund
         WF Growth                                                                                              Growth Fund
         WF Equity Value                                                                                  Equity Value Fund
         WF Strategic Growth                                                                          Strategic Growth Fund
         WF Money Market                                                                                  Money Market Fund

         Underlying Mutual Fund:                                                                     American Skandia Trust

         AST T. Rowe Price International Equity                                      AST T. Rowe Price International Equity
         AST Janus Small-CapGrowth                                                               AST Janus Small-Cap Growth
         AST T. Rowe Price Small Company Value                                        AST T. Rowe Price Small Company Value
         AST NB Mid-Cap Growth                                                          AST Neuberger Berman Mid-Cap Growth
         AST NB Mid-Cap Value                                                            AST Neuberger Berman Mid-Cap Value
         AST JanCap Growth                                                                                AST JanCap Growth
         AST INVESCO Equity Income                                                                AST INVESCO Equity Income
         AST PIMCO Total Return Bond                                                            AST PIMCO Total Return Bond
         AST PIMCO Limited Maturity Bond                                                    AST PIMCO Limited Maturity Bond

         AA Growth                                                              Growth portfolio of The Alger American Fund

         MV Emerging Markets                                      Emerging Markets portfolio of Montgomery Variable Series]

A brief summary of the investment objectives and policies of each underlying mutual fund portfolio is found in the Prospectuses. More detailed information about the investment objectives, policies, charges, operations, the attendant risks and other details pertaining to each underlying mutual fund portfolio are described in the prospectus of each underlying mutual fund and the statements of additional information for such underlying mutual fund. Also included in such information is the investment policy of each mutual fund or portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any underlying mutual fund or portfolio will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended as an open-end management investment company. Each underlying mutual fund or portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute portfolios from time to time. Generally, each portfolio issues a separate class of shares. Shares of the underlying mutual fund portfolios are available to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be made available, subject to obtaining all required regulatory approvals, for direct purchase by various pension and retirement savings plans that qualify for preferential tax treatment under the Code.

We may make other underlying mutual funds available by creating new Sub-accounts. Additionally, new portfolios may be made available by the creation of new Sub-accounts from time to time. Such a new portfolio of an underlying mutual fund may be disclosed in its prospectus. However, addition of a portfolio does not require us to create a new Sub-account to invest in that portfolio. We may take other actions in relation to the Sub-accounts and/or Separate Account B.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American Skandia Life Assurance Corporation Separate Account D, also referred to as Separate Account D, was established by us pursuant to Connecticut law. During the accumulation phase, assets supporting our obligations based on Fixed
Allocations are held in Separate Account D. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.

We have sole discretion over the investment managers retained to manage the assets maintained in Separate Account D. We currently employ investment managers for Separate Account D including, but not limited to, J.P. Morgan Investment Management Inc. [Wells Fargo Bank, N.A.] Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s).

We operate Separate Account D in a fashion designed to meet the obligations created by Fixed Allocations. Factors affecting these operations include the following:

1. The State of New York, which is one of the jurisdictions in which we are licensed to do business, requires that we meet certain "matching" requirements. These requirements address the matching of the durations of the assets with the durations of obligations supported by such assets. We believe these matching requirements are designed to control an insurer's ability to risk investing in long-term assets to support short term interest rate guarantees. We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

2. We employ an investment strategy designed to limit the risk of default. Some of the guidelines of our current investment strategy for Separate Account D include, but are not limited to, the following:

          a. Investments may include cash; debt securities issued by the United States Government or its agencies and instrumentalities; money market instruments; short, intermediate and long-term corporate obligations; private placements; asset-backed obligations; and municipal bonds.

          b. At the time of purchase, fixed income securities will be in one of the top four generic lettered rating classifications as established by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's or Moody's Investor Services, Inc.

We are not obligated to invest according to the aforementioned guidelines or any other strategy except as may be required by Connecticut and other state insurance laws.

3. The assets in Separate Account D are accounted for at their market value, rather than at book value.

4. We are obligated by law to maintain our capital and surplus, as well as our reserves, at the levels required by applicable state insurance law and regulation.

We may or may not be able to obtain approval in the future in certain jurisdictions of endorsements to individual or group annuities that include the type of Fixed Allocations offered pursuant to this Prospectus. If such approval is obtained, we may take those steps needed to make such Fixed Allocations available to purchasers to whom Annuities were issued prior to the date of such approval.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing, Incorporated ("ASM"), a wholly-owned subsidiary of ASIHC, is the distributor and principal underwriter of the securities offered through this prospectus and Statement of Additional Information. American Skandia Life Assurance Corporation and American Skandia Investment Services, Incorporated ("ASISI"), the investment manager of American Skandia Trust and American Skandia Advisor Funds, Inc., are also wholly-owned subsidiaries of
ASIHC. American Skandia Information Services and Technology Corporation ("ASIST"), also a wholly-owned subsidiary ASIHC, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the distributor of a number of annuity and life insurance products we offer and both American Skandia Trust and American Skandia Advisor Funds, Inc., a family of retail mutual funds. ASM's principal business address is One Corporate Drive, Shelton, Connecticut 06484. ASM is registered as broker-dealer under the Securities and Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous basis. ASM enters into distribution agreements with independent broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from registration. Applications for the Annuity are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation is paid to firms on sales of the Annuity according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of the firm. Compensation is generally based on a percentage of Purchase Payments made, up to a maximum of 7.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Account Value. We may also provide compensation for providing ongoing service to you in relation to the Annuity. Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In addition, firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to us or our affiliates. We or ASM may enter into compensation arrangements with certain firms. These arrangements will not be offered to all firms and the terms of such arrangements may differ between firms. Any such compensation will be paid by us or ASM and will not result in any additional charge to you. To the extent permitted by NASD rules and other applicable laws and regulations, ASM may pay or allow other promotional incentives or payments in the form of cash or other compensation.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise the performance of Sub-accounts using two types of measures. These measures are "current and effective yield", which may be used for money market-type Sub-accounts (like the AST [WF] Money Market Sub-account) and "total return", which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
The current yield of a money market-type Sub-account is calculated based upon a seven day period ending on the date of calculation. The current yield of such a Sub-account is computed by determining the change (exclusive of capital changes) in the Account Value of a hypothetical pre-existing allocation by an Owner to such a Sub-account (the "Hypothetical Allocation") having a balance of one Unit at the beginning of the period, subtracting a hypothetical maintenance fee, and dividing such net change in the Account Value of the Hypothetical Allocation by the Account Value of the Hypothetical Allocation at the beginning of the same period to obtain the base period return, and multiplying the result by (365/7). The resulting figure will be carried to at least the nearest l00th of one percent.

We compute effective compound yield for a money market-type Sub-account according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on assets of such a Sub-account. Net investment income for yield quotation purposes will not include either realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective yields for a hypothetical contract. The yield is calculated based on the performance of the AST [WF] Money Market Sub-account during the last seven days of the calendar year ending prior to the date of this Prospectus. At the beginning of the seven day period, the hypothetical contract had a balance of one Unit. The current and effective yields reflect the recurring charge against the Sub-account. Please note that current and effective yield information will fluctuate. This information may not provide a basis for comparisons with deposits in banks or other institutions which pay a fixed yield over a stated period of time, or with investment companies which do not serve as underlying funds for variable annuities.

Sub-account                   Current Yield                     Effective Yield
AST [WF] Money Market          3.34 [2.89]%                       3.40 [2.93]%

Total Return
Total return for the other Sub-accounts is computed by using the formula:

                                  P(1+T)n = ERV

                                     where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account Value of the hypothetical $1,000 payment as of the end of the period over which total return is being measured.

Many of the Sub-accounts offered as variable investment options for the Annuities have been available as variable investment options in other annuities we offer under one or more separate accounts of American Skandia Life Assurance Corporation. In addition, some of the underlying mutual fund portfolios existed prior to the inception of these Sub-accounts. Performance quoted in advertising regarding any such Sub-accounts may indicate periods during which the Sub-accounts have been in existence but prior to the initial offering of the Annuities, or periods during which the underlying mutual fund portfolios have been in existence, but the Sub-accounts have not. Such hypothetical performance is calculated using the same assumptions employed in calculating actual performance since inception of the Sub-accounts.


"Standard Total Return" figures assume that all charges and fees are applicable, including any contingent deferred sales charge that may apply for the period shown. "Non-standard Total Return" figures may also be used that do not reflect all fees and charges. Non-standard Total Returns are calculated in the same manner as standardized returns except that the calculations may assume no redemption at the end of the applicable periods, thus these figures may not take into consideration the Annuity's contingent deferred sales charge.

Non-standard Total Returns reflect the addition of Credits. The Non-standard Total Return numbers provided may assume Credits equal to 1.5%, 3.0%, 4.0% or 5.0%, [1.0%, 2.0%, 3.0% or 4.0%] respectively, of Purchase Payments. The amount of the Credit applicable is described in detail in the "How Do I Receive Credits?" section of the Prospectus. The percentage of the Credit depends on the age and the cumulative amount of Purchase Payments received. In addition, the amount of the Credits may be deducted from the amount payable at death under limited circumstances (see "Death Benefit"). The impact of Credits on Total Return is particularly pronounced for the shorter durations for which Total Return is measured, such as one and three years. You should take this into considerations in any comparison of Total Return between the Sub-accounts and investment options offered pursuant to other annuities.

As described in the Prospectus, Annuities may be offered in certain situations in which the contingent deferred sales charge or certain other charges or fees may be eliminated or reduced. Advertisements of performance in connection with the offer of such Annuities will be based on the charges applicable to such Annuities.

Shown below are total return figures for the periods shown. Figures are shown only for Sub-accounts operational as of December 31, 1998. The "inception-to-date" figures shown below are based on the inception date of an underlying mutual fund portfolio. "N/A" means "not applicable" and indicates that the underlying mutual fund portfolio was not in operation for the applicable period. Any performance of such portfolios prior to inception of a Sub-account is provided by the underlying mutual funds. The total return for any Sub-account reflecting performance prior to such Sub-account's inception is based on such information.




                                 -------------------------------------------------- -- --------------------------------------------
                                               Standard Total Return                               Non-Standard Total Return
                                 -------------------------------------------------- -- --------------------------------------------
                                 -------------------------------------------------- -- --------------------------------------------
                                            (Assuming maximum CDSC and                (Assuming maximum CDSC, with maintenance fees
                                                 maintenance fees)                                  and a 1.5% Credit)

                                 -------------------------------------------------- -- -------------------------------------------

-------------------------------- -------- --------- --------- --------- ---------- -------- --------- --------- -------- ----------
                                      1      3         5         10     Inception     1        3       5       10       Inception
                                    Year     Years     Years    Years     to Date    Year     Years    Years  Years       to Date

---------------------------------- -------- --------- -------- -------- --------- -------- -------- --------- -------- ---------
AST Founders Passport 1             0.80%    4.38%      N/A       N/A     4.26%     2.07%     4.55%      N/A       N/A      4.30%
AST T. Rowe Price International     3.87%    5.58%     4.32%      N/A     4.33%     5.17%     5.76%     4.27%      N/A      4.28%
Equity
AST AIM International Equity 2      9.85%    11.93%    9.26%      N/A    10.87%    11.21%    12.11%    9.21%      N/A     10.65%
AST Janus Overseas Growth           6.02%     N/A       N/A       N/A    11.98%     7.35%      N/A       N/A       N/A     12.26%
AST American Century                8.57%     N/A       N/A       N/A    11.45%     9.93%      N/A       N/A       N/A     11.73%
International Growth
AST Janus Small-Cap Growth 3       -6.52%    5.51%     10.97%     N/A    11.00%    -5.34%    5.69%     10.92%     N/A     10.95%
AST LA Small Cap Value             -10.05%    N/A       N/A       N/A   -10.05%    -8.91%     N/A       N/A       N/A     -8.91%
AST T. Rowe Price Small Company    -20.34%    N/A       N/A       N/A     1.66%     19.32%     N/A       N/A       N/A      1.91%
Value
AST NB Mid-Cap Growth 4            10.39%    13.97%     N/A       N/A    15.54%     11.77%    14.16%     N/A       N/A     15.48%
AST NB Mid-Cap Value 5             -12.25%   7.20%     7.36%      N/A     8.04%    -11.14%    7.38%     7.31%      N/A      7.93%
AST T. Rowe Price Natural          -21.62%   1.81%      N/A       N/A     4.35%    -20.61%    1.98%      N/A       N/A      4.39%
Resources
AST Oppenheimer Large-Cap          16.98%     N/A       N/A       N/A    15.23%     18.43%     N/A       N/A       N/A     15.45%
Growth 6
AST Marsico Capital Growth         31.03%     N/A       N/A       N/A    30.45%     32.64%     N/A       N/A       N/A     31.55%
AST JanCap Growth                  57.31%    36.92%    27.16%     N/A    24.77%     59.22%    37.14%    27.10%     N/A     24.58%
AST Bankers Trust Enhanced 500     17.55%     N/A       N/A       N/A    17.55%     19.00%     N/A       N/A       N/A     19.00%
AST Cohen & Steers Realty          -25.72%    N/A       N/A       N/A   -25.72%    -24.76%     N/A       N/A       N/A     -24.76%
AST American Century Income &       2.13%     N/A       N/A       N/A    11.70%      3.41%      N/A       N/A       N/A     11.97%
Growth 7
AST LA Growth and Income            2.34%    14.33%    14.26%     N/A    13.78%      3.62%     14.52%    14.21%     N/A     13.62%
AST INVESCO Equity Income           3.18%    13.94%    13.13%     N/A    13.16%      4.47%     14.13%    13.08%     N/A     13.11%
AST AIM Balanced 8                  2.71%    10.10%    10.09%     N/A    10.01%      3.99%     10.28%    10.04%     N/A      9.90%
AST American Century Strategic     11.02%     N/A       N/A       N/A    11.80%     12.40%     N/A       N/A       N/A     12.08%
Balanced
AST T. Rowe Price Asset             8.13%    12.68%    11.60%     N/A    11.63%     9.48%     12.86%    11.55%     N/A     11.58%
Allocation
AST T. Rowe Price International     4.54%    1.26%      N/A       N/A     2.14%     5.85%     1.43%      N/A       N/A      2.09%
Bond 9
AST Fed High Yield                 -7.39%    5.70%     6.19%      N/A    6.20%     -6.22%    5.88%     6.14%      N/A      6.15%
AST PIMCO Total Return Bond        -0.63%    3.38%     4.79%      N/A    4.80%      0.61%     3.55%     4.74%      N/A      4.75%
AST PIMCO Limited Maturity         -4.32%    1.45%      N/A       N/A    2.26%     -3.12%    1.62%      N/A       N/A      2.30%
Bond

AA Growth                          37.41%    24.52%    21.40%    20.18% 20.29%     39.10%    24.73%    21.34%   19.95%    20.06%
AA MidCap Growth                   19.90%    14.92%    16.43%     N/A   21.31%     21.38%    15.11%    16.38%     N/A     21.18%

MV Emerging Markets                -46.94%    N/A       N/A       N/A  -18.60%    -46.23%     N/A       N/A       N/A     -18.44%

WF LAT Equity Value 10               N/A      N/A       N/A       N/A  -13.22%      N/A       N/A       N/A       N/A     -12.12%
-------------------------------- -------- -------- --------- --------- ---------  -------- --------- --------- -------- ----------


                           --------------------------------------------------- -- -------------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return
                           --------------------------------------------------- -- -------------------------------------------------
                           --------------------------------------------------- -- -------------------------------------------------
                               (Assuming maximum CDSC, with maintenance fees         (Assuming maximum CDSC, with maintenance fees
                                             and a 3.0% Credit)                                    and a 4.0% Credit)

                           --------------------------------------------------- -- -------------------------------------------------

-------------------------------- -------- --------- --------- --------- --------- --------- --------- --------- -------- ----------
                                   1        3         5         10     Inception      1         3      5 Years      10    Inception
                                  Year     Years     Years     Years     to Date     Year     Years                        to Date
                                                                                                                   Years
-------------------------------- -------- --------- --------- --------- --------  --------- --------- --------- -------- ----------
AST Founders Passport 1            4.08%    5.49%      N/A       N/A      5.16%     5.24%     5.92%      N/A       N/A      5.53%
AST T. Rowe Price International     7.24%    6.70%     4.97%      N/A     4.98%     8.44%     7.14%     5.25%      N/A      5.27%
Equity
AST AIM International Equity 2     13.40%    13.10%    9.93%      N/A    11.21%    14.65%    13.56%    10.23%     N/A     11.39%
AST Janus Overseas Growth           9.46%     N/A       N/A       N/A    13.76%    10.68%     N/A       N/A       N/A     14.45%
AST American Century               12.09%     N/A       N/A       N/A    13.22%    13.33%     N/A       N/A       N/A     13.92%
International Growth
AST Janus Small-Cap Growth 3       -3.46%    6.63%     11.66%     N/A    11.69%    -2.37%    7.06%     11.96%     N/A     11.98%
AST LA Small Cap Value             -7.10%     N/A       N/A       N/A    -7.10%    -6.05%     N/A       N/A       N/A     -6.05%
AST T. Rowe Price Small Company    -17.69%    N/A       N/A       N/A     3.29%   -16.76%     N/A       N/A       N/A      3.93%
Value
AST NB Mid-Cap Growth 4            13.96%    15.16%     N/A       N/A    16.39%    15.22%    15.62%     N/A       N/A     16.75%
AST NB Mid-Cap Value 5             -9.37%    8.33%     8.03%      N/A     8.62%    -8.35%    8.77%     8.32%      N/A      8.89%
AST T. Rowe Price Natural          -19.01%   2.89%      N/A       N/A     5.26%   -18.09%    3.31%      N/A       N/A      5.63%
Resources
AST Oppenheimer Large-Cap          20.75%     N/A       N/A       N/A    16.59%    22.08%     N/A       N/A       N/A     17.12%
Growth 6
AST Marsico Capital Growth         35.21%     N/A       N/A       N/A    34.52%    36.69%     N/A       N/A       N/A     36.04%
AST JanCap Growth                  62.28%    38.32%    27.93%     N/A    25.37%    64.05%    38.86%    28.26%     N/A     25.66%
AST Bankers Trust Enhanced 500     21.33%     N/A       N/A       N/A    21.33%    22.67%     N/A       N/A       N/A     22.67%
AST Cohen & Steers Realty          -23.24%    N/A       N/A       N/A   -23.24%   -22.36%     N/A       N/A       N/A     -22.36%
AST American Century Income &       5.45%     N/A       N/A       N/A    13.47%     6.63%      N/A       N/A       N/A     14.17%
Growth 7
AST LA Growth and Income            5.66%    15.52%    14.96%     N/A    14.29%     6.84%     15.99%    15.27%     N/A     14.53%
AST INVESCO Equity Income           6.53%    15.13%    13.83%     N/A    13.86%     7.72%     15.59%    14.13%     N/A     14.16%
AST AIM Balanced 8                  6.05%    11.25%    10.78%     N/A    10.61%     7.23%     11.70%    11.07%     N/A     10.87%
AST American Century Strategic     14.60%     N/A       N/A       N/A    13.57%    15.87%     N/A       N/A       N/A     14.27%
Balanced
AST T. Rowe Price Asset            11.63%    13.85%    12.29%     N/A    12.32%    12.87%    14.31%    12.58%     N/A     12.62%
Allocation
AST T. Rowe Price International     7.93%    2.34%      N/A       N/A     2.83%     9.14%     2.76%      N/A       N/A      3.13%
Bond 9
AST Fed High Yield                 -4.36%    6.82%     6.85%      N/A    6.87%     -3.28%    7.26%     7.14%      N/A      7.15%
AST PIMCO Total Return Bond         2.60%    4.47%     5.44%      N/A     5.46%     3.75%     4.90%     5.73%      N/A      5.74%
AST PIMCO Limited Maturity         -1.19%    2.53%      N/A       N/A     3.15%     -0.09%    2.96%      N/A       N/A      3.52%
Bond

AA Growth                          41.79%    25.81%    22.14%    20.53%  20.65%     43.34%    26.31%    22.45%   20.72%    20.84%
AA MidCap Growth                   23.75%    16.11%    17.15%     N/A    21.95%     25.12%    16.58%    17.45%     N/A     22.24%

MV Emerging Markets                -45.10%    N/A       N/A       N/A    -17.63%   -44.44%     N/A       N/A       N/A     -17.26%

WF LAT Equity Value 10               N/A      N/A       N/A       N/A    -10.36%     N/A       N/A       N/A       N/A     -9.35%
--------------------------------- -------- --------- --------- ------- ---------- --------- --------- --------- -------- ----------


                                --------------------------------------------------- -- --------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return
                                --------------------------------------------------- -- --------------------------------------------
                                --------------------------------------------------- -- --------------------------------------------
                                  (Assuming maximum CDSC, with maintenance fees            (Assuming no CDSC, with maintenance fees
                                                and a 5.0% Credit)                                    and a 1.5% Credit)

                                --------------------------------------------------- -- --------------------------------------------

------------------------------- ------ ------- -------- --------- ----------  --------- --------- ---------   --------   ----------
                                  1        3         5         10     Inception      1       3      5 Years      10    Inception
                                 Year     Years     Years     Years     to Date    Year     Years                        to Date
                                                                                                                Years
------------------------------- ------- --------- --------- --------- --------  --------- --------- --------- -------- ----------
AST Founders Passport 1             6.34%    6.28%      N/A       N/A    5.83%    10.57%    7.08%      N/A       N/A      6.31%
AST T. Rowe Price International     9.56%    7.50%     5.47%      N/A    5.48%    13.67%    8.23%     5.51%      N/A      5.52%
Equity
AST AIM International Equity 2     15.84%    13.94%    10.45%     N/A   11.51%    19.71%    14.32%    10.24%     N/A     10.65%
AST Janus Overseas Growth          11.82%     N/A       N/A       N/A   15.04%    15.85%     N/A       N/A       N/A     15.98%
AST American Century               14.50%     N/A       N/A       N/A   14.50%    18.43%     N/A       N/A       N/A     15.47%
International Growth
AST Janus Small-Cap Growth 3       -1.35%    7.43%     12.18%     N/A   12.21%     3.16%     8.16%     11.90%     N/A     11.93%
AST LA Small Cap Value             -5.07%     N/A       N/A       N/A   -5.07%    -0.41%     N/A       N/A       N/A     -0.41%
AST T. Rowe Price Small Company    -15.87%    N/A       N/A       N/A    4.47%   -10.82%     N/A       N/A       N/A      6.00%
Value
AST NB Mid-Cap Growth 4            16.41%    16.01%     N/A       N/    17.03%    20.27%    16.28%     N/A       N/A     16.59%
AST NB Mid-Cap Value 5             -7.38%    9.14%     8.54%      N/A    9.08%    -2.64%    9.77%     8.42%      N/A      8.60%
AST T. Rowe Price Natural          -17.22%   3.67%      N/A       N/A    5.92%   -12.11%    4.62%      N/A       N/A      6.40%
Resources
AST Oppenheimer Large-Cap          23.33%     N/A       N/A       N/A    7.57%    26.93%     N/A       N/A       N/A     17.91%
Growth 6
AST Marsico Capital Growth         38.09%     N/A       N/A       N/A   37.40%    41.14%     N/A       N/A       N/A     39.79%
AST JanCap Growth                  65.70%    39.32%    28.51%     N/A   25.86%    67.72%    38.62%    27.67%     N/A     24.77%
AST Bankers Trust Enhanced 500     23.93%     N/A       N/A       N/A   23.93%    27.50%     N/A       N/A       N/A     27.50%
AST Cohen & Steers Realty          -21.53%    N/A       N/A       N/A  -21.53%   -16.26%     N/A       N/A       N/A     -16.26%
AST American Century Income &       7.73%     N/A       N/A       N/A   14.75%    11.91%     N/A       N/A       N/A     15.71%
Growth 7
AST LA Growth and Income            7.95%    16.38%    15.49%     N/A   14.70%    12.12%    16.63%    15.08%     N/A     13.88%
AST INVESCO Equity Income           8.84%    15.98%    14.35%     N/A   14.39%    12.97%    16.26%    13.98%     N/A     14.02%
AST AIM Balanced 8                  8.34%    12.08%    11.29%     N/A   11.07%     2.49%    12.55%    11.05%     N/A     10.52%
AST American Century Strategic     17.07%     N/A       N/A       N/A   14.85%    20.90%     N/A       N/A       N/A     15.81%
Balanced
AST T. Rowe Price Asset            14.04%    14.70%    12.81%     N/A   12.84%    17.98%    15.04%    12.50%     N/A     12.53%
Allocation
AST T. Rowe Price International    10.27%    3.12%      N/A       N/A    3.36%    14.35%    4.11%      N/A       N/A      3.54%
Bond 9
AST Fed High Yield                 -2.27%    7.62%     7.35%      N/A   7.37%     2.28%     8.34%     7.29%      N/A      7.31%
AST PIMCO Total Return Bond         4.83%    5.26%     5.94%      N/A   5.95%     9.11%     6.12%     5.96%      N/A      5.97%
AST PIMCO Limited Maturity          0.95%    3.31%      N/A       N/A   3.81%     5.38%     4.29%      N/A       N/A      4.42%
Bond

AA Growth                          44.80%    26.73%    22.69%  20.84%   20.96%    47.60%    26.51%    22.03%   19.95%    20.06%
AA MidCap Growth                   26.40%    16.97%    17.69%    N/A    22.45%    29.88%    17.20%    17.19%     N/A     21.58%

MV Emerging Markets                -43.83%    N/A       N/A      N/A   -16.95%   -37.73%     N/A       N/A       N/A     -14.33%

WF LAT Equity Value 10               N/A      N/A       N/A      N/A    -8.39%      N/A       N/A       N/A       N/A     -3.62%
-------------------------------- -------- --------- -------- -------- ---------- --------- --------- --------- -------- ----------


                                --------------------------------------------------- -- --------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return
                                --------------------------------------------------- -- --------------------------------------------
                                --------------------------------------------------- -- --------------------------------------------
                                     (Assuming no CDSC, with maintenance fees              (Assuming no CDSC, with maintenance fees
                                                and a 3.0% Credit)                                    and a 4.0% Credit)

                                --------------------------------------------------- -- --------------------------------------------

--------------------------------- -------- -------- --------- --------- --------- --------- --------- --------- -------- ----------
                                      1       3        5        10     Inception     1         3      5 Years      10    Inception
                                    Year    Years    Years     Years    to Date     Year     Years                        to Date
                                                                                                                  Years
--------------------------------- -------- --------- --------- --------- ---------- --------- --------- -------- -------- ---------
AST Founders Passport 1            12.58%    7.97%      N/A       N/A      7.14%     13.74%    8.38%      N/A       N/A      7.49%
AST T. Rowe Price International    15.74%    9.12%     6.18%      N/A      6.19%     16.94%    9.54%     6.45%      N/A      6.46%
Equity
AST AIM International Equity 2     21.90%    15.27%    10.94%     N/A    11.21%      23.15%    15.71%    11.22%     N/A     11.39%
AST Janus Overseas Growth          17.96%     N/A       N/A       N/A    17.43%      19.18%     N/A       N/A       N/A     18.11%
AST American Century               20.59%     N/A       N/A       N/A    16.92%      21.83%     N/A       N/A       N/A     17.59%
International Growth
AST Janus Small-Cap Growth 3        5.04%    9.06%     12.61%     N/A    12.64%      6.13%     9.47%     12.89%     N/A     12.93%
AST LA Small Cap Value              1.40%     N/A       N/A       N/A     1.40%      2.45%      N/A       N/A       N/A      2.45%
AST T. Rowe Price Small Company    -9.19%     N/A       N/A       N/A     7.33%     -8.26%     N/A       N/A       N/A      7.94%
Value
AST NB Mid-Cap Growth 4            22.46%    17.25%     N/A       N/A    17.47%     23.72%    17.70%     N/A       N/A     17.82%
AST NB Mid-Cap Value 5             -0.87%    10.68%    9.11%      N/A     9.27%      0.15%     11.11%    9.39%      N/A      9.53%
AST T. Rowe Price Natural          -10.51%   5.49%      N/A       N/A     7.23%      -9.59%    5.90%      N/A       N/A      7.58%
Resources
AST Oppenheimer Large-Cap          29.25%     N/A       N/A       N/A    19.01%      30.58%     N/A       N/A       N/A     19.53%
Growth 6
AST Marsico Capital Growth         43.71%     N/A       N/A       N/A    42.75%      45.19%     N/A       N/A       N/A     44.27%
AST JanCap Growth                  70.78%    39.78%    28.48%     N/A    25.55%      72.55%    40.31%    28.81%     N/A     25.83%
AST Bankers Trust Enhanced 500     29.83%     N/A       N/A       N/A    29.83%      31.17%     N/A       N/A       N/A     31.17%
AST Cohen & Steers Realty          -14.74%    N/A       N/A       N/A    -14.74%    -13.86%     N/A       N/A       N/A     -13.86%
AST American Century Income &      13.95%     N/A       N/A       N/A    17.16%      15.13%     N/A       N/A       N/A     17.83%
Growth 7
AST LA Growth and Income           14.16%    17.60%    15.81%     N/A    14.54%      15.34%    18.05%    16.10%     N/A     14.78%
AST INVESCO Equity Income          15.03%    17.22%    14.71%     N/A    14.74%      16.22%    17.67%    15.00%     N/A     15.03%
AST AIM Balanced 8                 14.55%    13.49%    11.75%     N/A    11.21%      15.73%    13.92%    12.04%     N/A     11.47%
AST American Century Strategic     23.10%     N/A       N/A       N/A    17.26%      24.37%     N/A       N/A       N/A     17.93%
Balanced
AST T. Rowe Price Asset            20.13%    15.99%    13.22%     N/A    13.25%      21.37%    16.43%    13.50%     N/A     13.54%
Allocation
AST T. Rowe Price International    16.43%    4.97%      N/A       N/A     4.25%      17.64%    5.37%      N/A       N/A      4.53%
Bond 9
AST Fed High Yield                  4.14%    9.24%     7.98%      N/A     8.00%      5.22%     9.66%     8.25%      N/A      8.27%
AST PIMCO Total Return Bond        11.10%    7.00%     6.63%      N/A     6.65%      12.25%    7.41%     6.90%      N/A      6.92%
AST PIMCO Limited Maturity          7.31%    5.15%      N/A       N/A     5.23%      8.41%     5.55%      N/A       N/A      5.58%
Bond

AA Growth                          50.29%    27.56%    22.80%    20.53%  20.65%      51.84%    28.05%    23.11%   20.72%    20.84%
AA MidCap Growth                   32.25%    18.17%    17.93%     N/A    22.33%      33.62%    18.62%    18.23%     N/A     22.62%

MV Emerging Markets                -36.60%    N/A       N/A       N/A    -13.59%    -35.94%     N/A       N/A       N/A     -13.25%

WF LAT Equity Value 10               N/A      N/A       N/A       N/A     -1.86%       N/A       N/A       N/A       N/A     -0.85%
---------------------------------- -------- --------- --------- -------- --------- --------- --------- --------- -------- ---------


                                ---------------------------------------------------
                                            Non-Standard Total Return
                                ---------------------------------------------------
                                ---------------------------------------------------
                                     (Assuming no CDSC, with maintenance fees
                                                and a 5.0% Credit)
                                ---------------------------------------------------

---------------------------------- -------- --------- --------- --------- ----------
                                      1        3         5         10     Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- --------- --------- ----------
AST Founders Passport 1            14.84%   8.72%     N/A       N/A       7.77%
AST T. Rowe Price International    18.06%   9.89%     6.65%     N/A       6.67%
Equity
AST AIM International Equity 2     24.34%   16.08%    11.44%    N/A       11.51%
AST Janus Overseas Growth          20.32%   N/A       N/A       N/A       18.67%
AST American Century               23.00%   N/A       N/A       N/A       18.15%
International Growth
AST Janus Small-Cap Growth 3       7.15%    9.82%     13.11%    N/A       13.14%
AST LA Small Cap Value             3.43%    N/A       N/A       N/A       3.43%
AST T. Rowe Price Small Company    -7.37%   N/A       N/A       N/A       8.46%
Value
AST NB Mid-Cap Growth 4            24.91%   18.07%    N/A       N/A       18.09%
AST NB Mid-Cap Value 5             1.12%    11.46%    9.60%     N/A       9.72%
AST T. Rowe Price Natural          -8.72%   6.23%     N/A       N/A       7.86%
Resources
AST Oppenheimer Large-Cap          31.83%   N/A       N/A       N/A       19.96%
Growth 6
AST Marsico Capital Growth         46.59%   N/A       N/A       N/A       45.62%
AST JanCap Growth                  74.20%   40.76%    29.05%    N/A       26.03%
AST Bankers Trust Enhanced 500     32.43%   N/A       N/A       N/A       32.43%
AST Cohen & Steers Realty          -13.03%  N/A       N/A       N/A       -13.03%
AST American Century Income &      16.23%   N/A       N/A       N/A       18.40%
Growth 7
AST LA Growth and Income           16.45%   18.42%    16.32%    N/A       14.94%
AST INVESCO Equity Income          17.34%   18.04%    15.22%    N/A       15.25%
AST AIM Balanced 8                 16.84%   14.28%    12.25%    N/A       11.65%
AST American Century Strategic     25.57%   N/A       N/A       N/A       18.50%
Balanced
AST T. Rowe Price Asset            22.54%   16.81%    13.72%    N/A       13.75%
Allocation
AST T. Rowe Price International    18.77%   5.71%     N/A       N/A       4.75%
Bond 9
AST Fed High Yield                 6.23%    10.01%    8.46%     N/A       8.48%
AST PIMCO Total Return Bond        13.33%   7.75%     7.10%     N/A       7.12%
AST PIMCO Limited Maturity         9.45%    5.89%     N/A       N/A       5.85%
Bond

AA Growth                          53.30%   28.46%    23.35%    20.84%    20.96%
AA MidCap Growth                   34.90%   19.00%    18.46%    N/A       22.83%

MV Emerging Markets                -35.33%  N/A       N/A       N/A       -12.96%

WF LAT Equity Value 10             N/A      N/A       N/A       N/A       0.11%
---------------------------------- -------- --------- --------- --------- ----------

[INSERT WELLS XT PERFORMANCE HERE]


                                 -------------------------------------------------- -- --------------------------------------------
                                               Standard Total Return                              Non-Standard Total Return
                                 -------------------------------------------------- -- --------------------------------------------
                                 -------------------------------------------------- -- --------------------------------------------
                                            (Assuming maximum CDSC and                (Assuming maximum CDSC, with maintenance fees
                                                 maintenance fees)                                   and a 1.0% Credit)

                                 -------------------------------------------------- -----------------------------------------------

-------------------------------- -------- --------- --------- --------- ---------- -------- --------- --------- -------- ----------
                                    1        3         5         10     Inception     1         3      5 Years     10    Inception
                                  Year     Years     Years     Years     to Date     Year     Years                        to Date
                                                                                                                  Years
---------------------------------- ------ ------- --------- --------- ----------  --------- --------- --------- -------- ----------
WF LAT Trust Asset Allocation      14.94%    15.18%     N/A       N/A     15.57%    15.75%    15.16%     N/A       N/A     15.39%
WF  LAT  Trust  U.S.   Government  -4.19%    1.54%      N/A       N/A      3.85%    -3.50%    1.53%      N/A       N/A      3.68%
Allocation
WF LAT Trust Growth                18.43%    18.95%     N/A       N/A     18.79%    19.27%    18.94%     N/A       N/A     18.60%
WF LAT Trust Equity Value 1          N/A      N/A       N/A       N/A    -13.22%     N/A       N/A       N/A       N/A    -12.59%
WF LAT Trust Strategic Growth 1      N/A      N/A       N/A       N/A     29.84%     N/A       N/A       N/A       N/A     30.75%

AST T. Rowe Price International     3.87%    5.58%     4.32%      N/A      4.33%     4.61%     5.57%     4.16%      N/A      4.17%
Equity
AST Janus Small-Cap Growth 2       -6.52%    5.51%     10.97%     N/A     11.00%    -5.85%     5.50%     10.81%     N/A     10.84%
AST T. Rowe Price Small Company    -20.34%    N/A       N/A       N/A      1.66%   -19.76%     N/A       N/A        N/A      1.64%
Value
AST NB Mid-Cap Growth 3            10.39%    13.97%     N/A       N/A     15.54%    11.17%    13.96%     N/A        N/A     15.34%
AST NB Mid-Cap Value 4             -12.25%   7.20%     7.36%      N/A      8.04%   -11.62%    7.19%     7.20%       N/A      7.83%
AST JanCap Growth                  57.31%    36.92%    27.16%     N/A     24.77%    58.40%    36.91%    26.97%     N/A     24.48%
AST INVESCO Equity Income           3.18%    13.94%    13.13%     N/A     13.16%     3.92%     13.93%    12.96%     N/A     12.99%
AST PIMCO Total Return Bond        -0.63%    3.38%     4.79%      N/A      4.80%     0.07%     3.37%     4.63%      N/A      4.64%
AST PIMCO Limited Maturity Bond    -4.32%    1.45%      N/A       N/A      2.26%    -3.64%    1.44%      N/A       N/A      2.15%

AA Growth                          37.41%    24.52%    21.40%    20.18%   20.29%    38.37%    24.51%    21.22%   19.89%    20.00%

MV Emerging Markets                -46.94%    N/A       N/A       N/A    -18.60%   -46.54%     N/A       N/A       N/A     -18.60%


                                --------------------------------------------------- -- --------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return
                                --------------------------------------------------- -- --------------------------------------------
                                --------------------------------------------------- -- --------------------------------------------
                                  (Assuming maximum CDSC, with maintenance fees       (Assuming maximum CDSC, with maintenance fees
                                                and a 2.0% Credit)                                    and a 3.0% Credit)

                                --------------------------------------------------- -- --------------------------------------------

---------------------------------- -------- -------- -------- -------- ---------- --------- --------- --------- -------- ----------
                                     1        3         5         10     Inception    1         3      5 Years      10    Inception
                                   Year     Years     Years     Years     to Date    Year     Years                        to Date
                                                                                                                    Years
---------------------------------- ------- --------- --------- --------- --------- --------- -------- --------- -------- ----------
WF LAT Trust Asset Allocation      17.40%    15.98%     N/A       N/A      16.07%     18.71%    16.45%     N/A       N/A     16.40%
WF  LAT  Trust  U.S.   Government  -2.10%    2.26%      N/A       N/A       4.31%     -0.99%    2.69%      N/A       N/A      4.62%
Allocation
WF LAT Trust Growth                20.97%    19.78%     N/A       N/A      19.30%     22.32%    20.26%     N/A       N/A     19.63%
WF LAT Trust Equity Value 1          N/A      N/A       N/A       N/A      -11.31%    N/A       N/A       N/A       N/A     -10.30%
WF LAT Trust Strategic Growth 1      N/A      N/A       N/A       N/A      32.61%      N/A       N/A       N/A       N/A     34.08%

AST T. Rowe Price International     6.12%    6.33%     4.75%      N/A       4.77%     7.31%     6.77%     5.04%      N/A      5.05%
Equity
AST Janus Small-Cap Growth 2       -4.48%    6.26%     11.43%     N/A      11.46%     -3.39%    6.70%     11.73%     N/A     11.76%
AST T. Rowe Price Small Company    -18.58%    N/A       N/A       N/A       2.75%    -17.64%     N/A       N/A       N/A      3.39%
Value
AST NB Mid-Cap Growth 3            12.77%    14.77%     N/A       N/A      16.11%     14.03%    15.23%     N/A       N/A     16.47%
AST NB Mid-Cap Value 4             -10.33%   7.95%     7.81%      N/A       8.43%     -9.31%    8.40%     8.10%      N/A      8.69%
AST JanCap Growth                  60.63%    37.86%    27.67%     N/A      25.17%     62.39%    38.40%    28.01%     N/A     25.46%
AST INVESCO Equity Income           5.42%    14.74%    13.60%     N/A      13.63%     6.60%     15.20%    13.90%     N/A     13.93%
AST PIMCO Total Return Bond         1.52%    4.11%     5.23%      N/A       5.24%     2.67%     4.54%     5.51%      N/A      5.52%
AST PIMCO Limited Maturity Bond    -2.24%    2.18%      N/A       N/A       2.86%     -1.13%    2.60%      N/A       N/A      3.23%

AA Growth                          40.33%    25.38%    21.89%    20.42%    20.53%     41.88%    25.88%    22.21%   20.61%    20.72%

MV Emerging Markets                -45.71%    N/A       N/A       N/A      -17.95%  -45.06%     N/A       N/A       N/A     -17.58%






                                --------------------------------------------------- -- --------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return
                                --------------------------------------------------- -- --------------------------------------------
                                --------------------------------------------------- -- --------------------------------------------
                                  (Assuming maximum CDSC, with maintenance fees            (Assuming no CDSC, with maintenance fees
                                                and a 4.0% Credit)                                    and a 1.0% Credit)

                                --------------------------------------------------- -- --------------------------------------------

---------------------------------- -------- -------- -------- -------- ---------- --------- --------- --------- -------- ----------
                                      1        3        5        10     Inception      1        3      5 Years      10    Inception
                                    Year     Years    Years    Years     to Date      Year     Years                        to Date
                                                                                                                   Years
---------------------------------- ------- --------  -------- -------- ---------- --------- --------- --------- -------- ----------
WF LAT Trust Asset Allocation      19.95%    16.84%     N/A      N/A    16.64%       24.25%    17.25%     N/A       N/A     16.31%
WF  LAT  Trust  U.S.   Government   0.05%    3.04%      N/A      N/A     4.84%        5.00%     4.20%      N/A       N/A      5.05%
Allocation
WF LAT Trust Growth                23.59%    20.67%     N/A      N/A    19.89%       27.77%    20.90%     N/A       N/A     19.43%
WF LAT Trust Equity Value 1          N/A      N/A       N/A      N/A    -9.35%        N/A       N/A       N/A       N/A     -4.09%
WF LAT Trust Strategic Growth 1      N/A      N/A       N/A      N/A    35.46%        N/A       N/A       N/A       N/A     39.25%

AST T. Rowe Price International     8.44%    7.14%     5.25%     N/A     5.27%       13.11%    8.05%     5.40%      N/A      5.42%
Equity
AST Janus Small-Cap Growth 2       -2.37%    7.06%     11.96%    N/A    11.98%       2.65%     7.98%     11.79%     N/A     11.81%
AST T. Rowe Price Small Company    -16.76%    N/A       N/A      N/A     3.93%      -11.26%     N/A       N/A       N/A      5.74%
Value
AST NB Mid-Cap Growth 3            15.22%    15.62%     N/A      N/A    16.75%       19.67%    16.09%     N/A       N/A     16.45%
AST NB Mid-Cap Value 4             -8.35%    8.77%     8.32%     N/A     8.89%       -3.12%    9.59%     8.31%      N/A      8.50%
AST JanCap Growth                  64.05%    38.86%    28.26%    N/A    25.66%       66.90%    38.40%    27.54%     N/A     24.67%
AST INVESCO Equity Income           7.72%    15.59%    14.13%    N/A    14.16%       12.42%    16.07%    13.87%     N/A     13.90%
AST PIMCO Total Return Bond         3.75%    4.90%     5.73%     N/A     5.74%       8.57%     5.94%     5.85%      N/A      5.87%
AST PIMCO Limited Maturity Bond    -0.09%    2.96%      N/A      N/A     3.52%       4.86%     4.12%      N/A       N/A      4.28%

AA Growth                          43.34%    26.31%    22.45%   20.72%  20.84%       46.87%    26.30%    21.91%   19.89%    20.00%

MV Emerging Markets                -44.44%    N/A       N/A      N/A    -17.26%    -38.04%     N/A       N/A       N/A     -14.47%






                                --------------------------------------------------- -- --------------------------------------------
                                            Non-Standard Total Return                             Non-Standard Total Return
                                --------------------------------------------------- -- --------------------------------------------
                                --------------------------------------------------- -- --------------------------------------------
                                     (Assuming no CDSC, with maintenance fees              (Assuming no CDSC, with maintenance fees
                                                and a 2.0% Credit)                                    and a 3.0% Credit)

                                --------------------------------------------------- -- --------------------------------------------

---------------------------------- ------- -------- --------- -------- --------- --------- --------- --------- -------- ----------
                                     1       3         5         10    Inception     1         3      5 Years      10    Inception
                                    Year    Years     Years    Years    to Date     Year     Years                        to Date
                                                                                                                  Y ears
--------------------------------- -------- -------- --------  -------- --------   --------- --------- --------- -------- ----------
WF LAT Trust Asset Allocation      25.90%    18.04%     N/A       N/A    16.97%    27.21%    18.49%     N/A        N/A     17.29%
WF  LAT  Trust  U.S.   Government   6.40%    4.89%      N/A       N/A     5.65%     7.51%     5.30%      N/A       N/A      5.94%
Allocation
WF LAT Trust Growth                29.47%    21.71%     N/A       N/A    20.11%    30.82%    22.18%     N/A        N/A     20.44%
WF LAT Trust Equity Value 1          N/A      N/A       N/A       N/A    -2.81%      N/A       N/A       N/A       N/A     -1.80%
WF LAT Trust Strategic Growth 1      N/A      N/A       N/A       N/A    41.11%      N/A       N/A       N/A       N/A     42.58%

AST T. Rowe Price International    14.62%    8.77%     5.97%      N/A     5.99%     15.81%    9.19%     6.24%      N/A      6.26%
Equity
AST Janus Small-Cap Growth 2        4.02%    8.70%     12.39%     N/A    12.42%      5.11%    9.12%     12.68%     N/A     12.71%
AST T. Rowe Price Small Company    -10.08%    N/A       N/A       N/A     6.81%     -9.14%     N/A       N/A       N/A      7.42%
Value
AST NB Mid-Cap Growth 3            21.27%    16.87%     N/A       N/A    17.20%     22.53%    17.32%     N/A       N/A     17.55%
AST NB Mid-Cap Value 4             -1.83%    10.32%    8.90%      N/A     9.09%     -0.81%    10.75%    9.17%      N/A      9.34%
AST JanCap Growth                  69.13%    39.32%    28.23%     N/A    25.35%     70.89%    39.86%    28.56%     N/A     25.64%
AST INVESCO Equity Income          13.92%    16.84%    14.48%     N/A    14.52%     15.10%    17.29%    14.77%     N/A     14.81%
AST PIMCO Total Return Bond        10.02%    6.65%     6.42%      N/A     6.44%     11.17%    7.06%     6.69%      N/A      6.71%
AST PIMCO Limited Maturity Bond     6.26%    4.81%      N/A       N/A     4.95%      7.37%    5.22%      N/A       N/A      5.30%

AA Growth                          48.83%    27.15%    22.56%    20.42%   20.53%     0.38%    27.64%    22.88%   20.61%    20.72%

MV Emerging Markets                -37.21%    N/A       N/A       N/A    -13.88%   -36.56%     N/A       N/A       N/A     -13.54%



                                ---------------------------------------------------
                                            Non-Standard Total Return
                                ---------------------------------------------------
                                ---------------------------------------------------
                                     (Assuming no CDSC, with maintenance fees
                                                and a 4.0% Credit)
                                ---------------------------------------------------

---------------------------------- -------- --------- --------- --------- ----------
                                      1        3         5         10     Inception
                                    Year     Years     Years     Years     to Date
---------------------------------- -------- --------- --------- --------- ----------
WF LAT Trust Asset Allocation      28.45%    18.88%     N/A       N/A      17.53%
WF  LAT  Trust  U.S.   Government   8.55%    5.64%      N/A       N/A       6.16%
Allocation
WF LAT Trust Growth                32.09%    22.57%     N/A       N/A      20.69%
WF LAT Trust Equity Value 1          N/A      N/A       N/A       N/A      -0.85%
WF LAT Trust Strategic Growth 1      N/A      N/A       N/A       N/A      43.96%

AST T. Rowe Price International    16.94%    9.54%     6.45%      N/A       6.46%
Equity
AST Janus Small-Cap Growth 2        6.13%    9.47%     12.89%     N/A      12.93%
AST T. Rowe Price Small Company    -8.26%     N/A       N/A       N/A       7.94%
Value
AST NB Mid-Cap Growth 3            23.72%    17.70%     N/A       N/A      17.82%
AST NB Mid-Cap Value 4              0.15%    11.11%    9.39%      N/A       9.53%
AST JanCap Growth                  72.55%    40.31%    28.81%     N/A      25.83%
AST INVESCO Equity Income          16.22%    17.67%    15.00%     N/A      15.03%
AST PIMCO Total Return Bond        12.25%    7.41%     6.90%      N/A       6.92%
AST PIMCO Limited Maturity Bond     8.41%    5.55%      N/A       N/A       5.58%

AA Growth                          51.84%    28.05%    23.11%    20.72%    20.84%

MV Emerging Markets                -35.94%    N/A       N/A       N/A      -13.25%


1. Effective October 15, 1996, Founders Asset Management, Inc. became Sub-advisor of the Portfolio. Prior to October 15, 1996, Seligman Henderson Co. served as the Sub-advisor of the Portfolio, then named the "Seligman Henderson International Small Cap Portfolio." The performance information provided in the above chart reflects that of the Portfolio as sub-advised by the prior Sub-advisor from inception until October 15, 1996, and the current Sub-advisor from October 15, 1996 through the current period.
2. Effective May 3, 1999, A I M Capital Management, Inc. became Sub-Advisor of the Portfolio. Between October 15, 1996 and May 3, 1999, Putnam Investment Management, Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam International Equity." Prior to October 15, 1996, Seligman Henderson Co. served as the Sub-advisor of the Portfolio, then named the "Seligman Henderson International Equity Portfolio." The performance information provided in the above chart reflects that of the Portfolio as sub-advised by the prior Sub-advisor(s) from inception through the current period.
3. Effective December 31, 1998 Janus Capital Corporation became Sub-advisor of the Portfolio. Prior to December 31, 1998, Founders Asset Management, LLC served as the Sub-advisor of the Portfolio. In connection with this change the portfolio's name is changed to "AST Janus Small-Cap Growth." The performance information provided in the above chart reflects that of the Portfolio as sub-advised by the prior Sub-advisor from inception until December 31, 1998.
4. Effective May 1, 1998, Neuberger Berman Management, Inc. became Sub-Advisor to the Portfolio. Prior to May 1, 1998, Berger Associates, Inc. served as Sub-advisor to the Portfolio, then named the "Berger Capital Growth
     Portfolio." As of May 1, 1998 various changes have been made to the Portfolio's investment objective and to its fundamental and non-fundamental investment restrictions.
5. Effective May 1, 1998, Neuberger Berman Management, Inc. became Sub-Advisor to the Portfolio. Prior to May 1, 1998, Federated Investment Counseling served as Sub-advisor of the Portfolio, then named the "Federated Utility Income Portfolio." As of May 1, 1998 various changes have been made to the Portfolio's investment objective and to its fundamental and non-fundamental investment restrictions.
6. Effective December 31, 1998 OppenheimerFunds, Inc. became Sub-advisor of the Portfolio. Prior to December 31, 1998, Robertson, Stephens & Company Investment Management, L.P. served as the Sub-advisor of the Portfolio. In connection with this change the portfolio's name is changed to "AST Oppenheimer Large Cap Growth." The performance information provided in the above chart reflects that of the Portfolio as sub-advised by the prior Sub-advisor from inception until December 31, 1998.
7. Effective May 3, 1999, American Century Investment Management, Inc. became Sub-Advisor of the Portfolio. Between October 15, 1996 and May 3, 1999, Putnam Investment Management, Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam Value Growth & Income." The performance information provided in the above chart reflects that of the Portfolio as sub-advised by the prior Sub-advisor from inception through the current period.
8. Effective May 3, 1999, A I M Capital Management, Inc. became Sub-Advisor of the Portfolio. Between October 15, 1996 and May 3, 1999, Putnam Investment Management, Inc. served as Sub-advisor of the Portfolio, then named "AST Putnam International Equity." Prior to October 15, 1996, Phoenix Investment Counsel, Inc. served as the Sub-advisor of the Portfolio, then named the "AST Phoenix Balanced Asset Portfolio." The performance information provided in the above chart reflects that of the Portfolio as sub-advised by the prior Sub-advisor(s) from inception through the current period.
9. Effective May 1, 1996, Rowe Price-Fleming International, Inc. became Sub-advisor of the Portfolio. Prior to May 1, 1996, Scudder, Stevens & Clark, Inc. served as the Sub-advisor of the Portfolio, then named the "AST Scudder International Bond Portfolio." The performance information provided in the above chart reflects that of the Portfolio as sub-advised by the prior Sub-advisor from inception until May 1, 1996, and the current Sub-advisor from May 1, 1996 through the current period.
10.  This Portfolio was first offered as a Sub-account on May 1, 1998.


-------------
[
1.   These Portfolios were first offered as Sub-accounts on May 1, 1998.
2. Effective December 31, 1998 Janus Capital Corporation became Sub-advisor of the Portfolio. Prior to December 31, 1998, Founders Asset Management, LLC served as the Sub-advisor of the Portfolio. In connection with this change the portfolio's name is changed to "AST Janus Small-Cap Growth." The performance information provided in the above chart reflects that of the Portfolio as sub-advised by the prior Sub-advisor from inception until December 31, 1998.
3. Effective May 1, 1998, Neuberger Berman Management, Inc. became Sub-Advisor to the Portfolio. Prior to May 1, 1998, Berger Associates, Inc. served as Sub-advisor to the Portfolio, then named the "Berger Capital Growth
     Portfolio." As of May 1, 1998 various changes have been made to the Portfolio's investment objective and to its fundamental and non-fundamental investment restrictions.
4. Effective May 1, 1998, Neuberger Berman Management, Inc. became Sub-Advisor to the Portfolio. Prior to May 1, 1998, Federated Investment Counseling served as Sub-advisor of the Portfolio, then named the "Federated Utility Income Portfolio." As of May 1, 1998 various changes have been made to the Portfolio's investment objective and to its fundamental and non-fundamental investment restrictions.]


Some of the underlying portfolios may be subject to an expense reimbursement or waiver that in the absence of such reimbursement or waiver would reduce the portfolio's performance.

The performance quoted in any advertising should not be considered a representation of the performance of these Sub-accounts in the future since performance is not fixed. Actual performance will depend on the type, quality and, for some of the Sub-accounts, the maturities of the investments held by the underlying mutual funds and upon prevailing market conditions and the response of the underlying mutual funds to such conditions. Actual performance will also depend on changes in the expenses of the underlying mutual funds. In addition, the amount of charges against each Sub-account will affect performance.

The information provided by these measures may be useful in reviewing the performance of the Sub-accounts, and for providing a basis for comparison with other annuities. These measures may be less useful in providing a basis for comparison with other investments that neither provide some of the benefits of such annuities nor are treated in a similar fashion under the Code.

HOW THE UNIT PRICE IS DETERMINED

For each Sub-account the initial Unit Price was $10.00. The Unit Price for each subsequent period is the net investment factor for that period, multiplied by the Unit Price for the immediately preceding Valuation Period. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of and charges assessed against a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.       is the net result of:

          1. the net asset value per share of the underlying mutual fund shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid by the underlying mutual fund during that Valuation Period; plus or minus

          2. any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

b.       is the net result of:

          1. the net asset value per share plus any declared and unpaid dividends per share of the underlying mutual fund shares held in that Sub-account at the end of the preceding Valuation Period; plus or minus 2. any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

c.      is the mortality and expense risk charges and the administration charge.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued. We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period. Such an action may have an impact on the MVA.

We declare the rates of interest applicable during the various Guarantee Periods offered. Declared rates are effective annual rates of interest. The rate of interest applicable to a Fixed Allocation is the one in effect when its Guarantee Period begins. The rate is guaranteed throughout the Guarantee Period. We inform you of the interest rate applicable to a Fixed Allocation, as well as its Maturity Date, when we confirm the allocation. We declare interest rates applicable to new Fixed Allocations from time-to-time. Any new Fixed Allocation in an existing Annuity is credited interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest rates we credit are subject to a minimum. We may declare a higher rate. The minimum is based on both an index and a reduction to the interest rate determined according to the index.

The index is based on the published rate for certificates of indebtedness (bills, notes or bonds, depending on the term of indebtedness) of the United States Treasury at the most recent Treasury auction held at least 30 days prior to the beginning of the applicable Fixed Allocation's Guarantee Period. The term (length of time from issuance to maturity) of the certificates of indebtedness upon which the index is based is the same as the duration of the Guarantee Period. If no certificates of indebtedness are available for such term, the next shortest term is used. If the United States Treasury's auction program is discontinued, we will substitute indexes which in our opinion are comparable. If required, implementation of such substitute indexes will be subject to approval by the Securities and Exchange Commission and the Insurance Department of the jurisdiction in which your Annuity was delivered. (For Annuities issued as certificates of participation in a group contract, it is our expectation that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and one quarter percent of interest (2.25%).

Where required by the laws of a particular jurisdiction, a specific minimum interest rate, compounded yearly, will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE INTEREST RATES WE CREDIT NEW FIXED ALLOCATIONS AT ANY TIME. Any such change does not have an impact on the rates applicable to Fixed Allocations with Guarantee Periods that began prior to such change. However, such a change will affect the MVA (see "Account Value of the Fixed Allocations").

We have no specific formula for determining the interest rates we declare. Rates may differ between classes and between types of annuities we offer, even for guarantees of the same duration starting at the same time. We expect our interest rate declarations for Fixed Allocations to reflect the returns available on the type of investments we make to support the various classes of annuities supported by the assets in Separate Account D. However, we may also take into consideration in determining rates such factors including, but not limited to, the durations offered by the annuities supported by the assets in Separate Account D, regulatory and tax requirements, the liquidity of the secondary markets for the type of investments we make, commissions, administrative expenses, investment expenses, our insurance risks in relation to Fixed Allocations, general economic trends and competition. OUR MANAGEMENT MAKES THE FINAL DETERMINATION AS TO INTEREST RATES TO BE CREDITED. WE CANNOT PREDICT THE RATES WE WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment
The market value adjustment ("MVA") is used in determining the Account Value of each Fixed Allocation. The formula used to determine the MVA is applied separately to each Fixed Allocation. Values and time durations used in the formula are as of the date the Account Value is being determined. Current Rates and available Guarantee Periods are those for the class of Annuities you purchase pursuant to the Prospectus available in conjunction with this Statement of Additional Information.

The formula is:

                           [(1+I) / (1+J+0.0010)]N/12

                                     where:

                  I is the interest rate being credited to the Fixed Allocation;

                  J is the interest rate (for your class of annuity) being credited to new Fixed Allocations with Guarantee Period durations equal to the number of years (rounded to the next higher integer when occurring on other than an anniversary of the beginning of the Fixed Allocation's Guarantee Period) remaining in your Fixed Allocation Guarantee Period;

                  N is the number of months (rounded to the next higher integer when occurring on other than a monthly anniversary of the beginning of the Guarantee Period) remaining in such Guarantee Period.

The formula that applies if you surrender the Annuity pursuant to the free-look provision is [(1 + I)/(1 + J)]N/12.

No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date. The formula may be changed if Additional Amounts have been added to a Fixed Allocation.

Irrespective of the above, we apply certain formulas to determine "I" and "J" when we do not offer Guarantee Periods with a duration equal to the Remaining Period. These formulas are as follows:

1. If we offer Guarantee Periods to your class of Annuities with durations that are both shorter and longer than the Remaining Period, we interpolate a rate for "J" between our then current interest rates for Guarantee Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2. If we no longer offer Guarantee Periods to your class of Annuities with durations that are both longer and shorter than the Remaining Period, we determine rates for "J" and, for purposes of determining the MVA only, for "I" based on the Moody's Corporate Bond Yield Average - Monthly Average Corporates (the "Average"), as published by Moody's Investor Services, Inc., its successor, or an equivalent service should such Average no longer be published by Moody's. For determining I, we will use the Average published on or immediately prior to the start of the applicable Guarantee Period. For determining J, we will use the Average for the Remaining Period published on or immediately prior to the date the MVA is calculated.

No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date, and, where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee Period with a duration equal to the number of years remaining in a Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current Rates are expected to be sensitive to interest rate fluctuations, thereby making each MVA equally sensitive to such changes. There would be a downward adjustment when the applicable Current Rate plus 0.10 percent of interest exceeds the rate credited to the Fixed Allocation and an upward adjustment when the applicable Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We reserve the right, from time to time, to determine the MVA using an interest rate lower than the Current Rate for all transactions applicable to a class of Annuities. We may do so at our sole discretion. This would benefit all such Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights
You have voting rights in relation to Account Value maintained in the Sub-accounts. You do not have voting rights in relation to Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the underlying mutual funds or portfolios in which the Sub-accounts invest in the manner directed by Owners. Owners give instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares attributable to assets held in the Sub-accounts solely for us rather than on behalf of Owners, or any share as to which we have not received instructions, in the same manner and proportion as the shares for which we have received instructions. We will do so separately for each Sub-account from various classes that may invest in the same underlying mutual fund portfolio.

The number of votes for an underlying mutual fund or portfolio will be determined as of the record date for such underlying mutual fund or portfolio as chosen by its board of trustees or board of directors, as applicable. We will furnish Owners with proper forms and proxies to enable them to instruct us how to vote.

You may instruct us how to vote on the following matters: (a) changes to the board of trustees or board of directors, as applicable; (b) changing the independent accountant; (c) approval of changes to the investment advisory agreement or adoption of a new investment advisory agreement; (d) any change in the fundamental investment policy; and (e) any other matter requiring a vote of the shareholders.

With respect to approval of changes to the investment advisory agreement, approval of a new investment advisory agreement or any change in fundamental investment policy, only Owners maintaining Account Value as of the record date in a Sub-account investing in the applicable underlying mutual fund portfolio will instruct us how to vote on the matter, pursuant to the requirements of Rule 18f-2 under the Investment Company Act.

Modification
We reserve the right to any or all of the following: (a) combine a Sub-account with other Sub-accounts; (b) combine Separate Account B or a portion thereof with other "unitized" separate accounts; (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations; (d) combine Separate Account D with other "non-unitized" separate accounts; (e) deregister Separate Account B under the Investment Company Act; (f) operate Separate Account B as a management investment company under the Investment Company Act or in any other form permitted by law; (g) make changes required by any change in the Securities Act of 1933, the Exchange Act of 1934 or the Investment Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code; (i) make changes required by any change in other Federal or state laws relating to retirement annuities or annuity contracts; and (j) discontinue offering any variable investment option at any time.

Also, from time to time, we may make additional Sub-accounts available to you. These Sub-accounts will invest in underlying mutual funds or portfolios of underlying mutual funds we believe to be suitable for the Annuity. We may or may not make a new Sub-account available to invest in any new portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account B.

We may eliminate Sub-accounts, combine two or more Sub-accounts or substitute one or more new underlying mutual funds or portfolios for the one in which a Sub-account is invested. Substitutions may be necessary if we believe an underlying mutual fund or portfolio no longer suits the purpose of the Annuity. This may happen due to a change in laws or regulations, or a change in the investment objectives or restrictions of an underlying mutual fund or portfolio, or because the underlying mutual fund or portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the insurance department of our state of domicile, if so required by law, before making such a substitution, deletion or addition. We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, deletion or addition.

We reserve the right to transfer assets of Separate Account B, which we determine to be associated with the class of contracts to which your Annuity belongs, to another "unitized" separate account. We also reserve the right to transfer assets of Separate Account D which we determine to be associated with the class of contracts to which your annuity belongs, to another "non-unitized" separate account. We notify you (and/or any payee during the payout phase) of any modification to your Annuity. We may endorse your Annuity to reflect the change.

Deferral of Transactions
We may defer any distribution or transfer from a Fixed Allocation or an annuity payout for a period not to exceed the lesser of 6 months or the period permitted by law. If we defer a distribution or transfer from any Fixed Allocation or any annuity payout for more than thirty days, or less where required by law, we pay interest at the minimum rate required by law but not less than 3% or at least 4% if required by your contract, per year on the amount deferred. We may defer payment of proceeds of any distribution from any Sub-account or any transfer from a Sub-account for a period not to exceed 7 calendar days from the date the transaction is effected. Any deferral period begins on the date such distribution or transfer would otherwise have been transacted (see "Pricing of Transfers and Distributions").

All procedures, including payment, based on the valuation of the Sub-accounts may be postponed during the period: (1) the New York Stock Exchange is closed (other than customary holidays or weekends) or trading on the New York Stock Exchange is restricted as determined by the SEC; (2) the SEC permits postponement and so orders; or (3) the SEC determines that an emergency exists making valuation or disposal of securities not reasonably practical.

Misstatement of Age or Sex
If there has been a misstatement of the age and/or sex of any person upon whose life annuity payments or the minimum death benefit are based, we make adjustments to conform to the facts. As to annuity payments: (a) any underpayments by us will be remedied on the next payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.

Ending the Offer
We may limit or discontinue offering Annuities. Existing Annuities will not be affected by any such action.

INDEPENDENT AUDITORS

The consolidated financial statements of American Skandia Life Assurance Corporation at December 31, 1998 and 1997, and for the years then ended, and the financial statements of American Skandia Life Assurance Corporation Variable Account B - Class 1 [Stagecoach] at December 31, 1998 and for the two years then ended, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors. The consolidated financial statements of American Skandia Life Assurance Corporation for the year ended December 31, 1996, appearing in this Prospectus and Registration Statement, have been audited by Deloitte & Touche LLP, independent auditors. The audits, as set forth in their respective reports thereon appearing elsewhere herein, are included in reliance upon such reports given upon the authority of such firms as experts in accounting and auditing.

LEGAL EXPERTS

Counsel with respect to Federal laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law is Werner & Kennedy, 1633 Broadway, New York, New York 10019.

FINANCIAL STATEMENTS American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts [Stagecoach])

The statements which follow in Appendix A are those of American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts) as of December 31, 1998 and for the periods ended December 31, 1998 and 1997. There are other Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any statement in a document incorporated by reference into this Statement of Additional Information is modified or superseded by a statement in this Statement of Additional Information or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you without charge a copy of any or all the documents incorporated by reference in this Statement of Additional Information, including any exhibits to such documents which have been specifically incorporated by reference. We do so upon receipt of your written or oral request. Please address your request to American Skandia Life Assurance Corporation, Attention: Concierge Desk [Stagecoach] , P.O. Box 883, Shelton, Connecticut, 06484. Our phone number is 1-800-752-6342 [1-800-680-8920]. You may also forward such a request
electronically      to     our     Customer      Service      Department      at
customerservice@Skandia.com.


                                   APPENDIX A

      Financial Statements for American Skandia Life Assurance Corporation
                    Variable Account B (Class 1 Sub-accounts)









                                                           American Skandia Life
                                                           Assurance Corporation

                                                    Variable Account B - Class 1

                                          Years ended December 31, 1998 and 1997

                          Independent Auditor's Report


To the Contractowners of
    American Skandia Life Assurance Corporation
    Variable Account B - Class 1 and the
    Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the accompanying statement of assets, liabilities and contractowners' equity of the forty-nine sub-accounts of American Skandia Life Assurance Corporation Variable Account B - Class 1, referred to in Note 1, as of December 31, 1998, the related statement of operations for the year then ended and changes in net assets for the years ended December 31, 1998 and 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the forty-nine sub-accounts of American Skandia Life Assurance Corporation Variable Account B - Class 1, referred to in Note 1, at December 31, 1998, the results of their operations for the year then ended, and their changes in net assets for the years ended December 31, 1998 and 1997 in conformity with generally accepted accounting principles.


/s/Ernst & Young LLP




Hartford, Connecticut
February 20, 1999



AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARAIBLE ACCOUNT B - CLASS 1
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNERS' EQUITY
AS OF DECEMBER 31, 1998



------------------------------------------------------------------------------------------------------------------------------------

                                          ASSETS

Investment in mutual funds at market value ( Note 2 ):
      Neuberger & Berman Advisers Management Trust ( NBAMT ):
            Partners Portfolio - 28,033,155 shares ( cost $542,052,859)                          $ 530,667,628
      The Alger American Fund ( AAF ):
            Small Capitalization Portfolio - 15,929,019 shares ( cost $648,094,483)                700,398,952
            Growth Portfolio - 20,345,455 shares ( cost $881,216,700)                            1,082,785,093
            Midcap Growth Portfolio - 18,570,428 shares ( cost $449,853,404)                       536,128,270
      American Skandia Trust ( AST ):
            Putnam International Equity Portfolio - 21,280,992 shares ( cost $430,751,657)         482,440,087
            Putnam Balanced Portfolio - 28,480,355 shares ( cost $343,403,166)                     402,427,412
            Putnam Value Growth & Income Portfolio - 13,721,843 shares ( cost $167,015,659)        184,833,230
            Lord Abbett Growth & Income Portfolio - 53,360,516 shares ( cost $986,006,769)       1,156,855,982
            Lord Abbett Small Cap Value Portfolio - 4,025,006 shares ( cost $41,183,091)            40,209,815
            JanCap Growth Portfolio - 86,170,244 shares ( cost $2,212,700,991)                   3,188,299,017
            Money Market Portfolio - 910,150,440 shares ( cost $910,150,440)                       910,150,440
            Neuberger & Berman Midcap Value Portfolio - 20,076,980 shares ( cost $263,026,696)     264,213,061
            Neuberger & Berman Midcap Growth Portfolio - 14,854,306 shares ( cost $236,091,915)    256,385,317
            Federated High Yield Portfolio - 45,397,159 shares ( cost $572,181,081)                574,274,059
            T. Rowe Price Asset Allocation Portfolio - 19,155,962 shares ( cost $266,606,536)      334,654,659
            T. Rowe Price International Equity Portfolio - 33,694,943 shares ( cost $422,542,562)  451,175,293
            T. Rowe Price International Bond Portfolio - 12,389,529 shares ( cost $128,467,114)    141,984,005
            T. Rowe Price Natural Resources Portfolio - 5,984,799 shares ( cost $87,540,541)        71,638,044
            T. Rowe Price Small Company Value Portfolio - 24,211,730 shares ( cost $302,599,212)   276,740,076
            Founders Capital Appreciation Portfolio - 15,026,873 shares ( cost $248,508,628)       264,623,225
            Founders Passport Portfolio - 8,851,107 shares ( cost $113,327,776)                    115,418,431
            PIMCO Total Return Bond Portfolio - 71,731,766 shares ( cost $814,553,094)             862,215,824
            PIMCO Limited Maturity Bond Portfolio - 30,542,337 shares ( cost $328,130,560)         338,714,522
            INVESCO Equity Income Portfolio - 45,314,171 shares ( cost $716,634,079)               792,997,993
            Oppenheimer Large-Cap Growth Portfolio - 18,307,631 shares ( cost $254,780,700)        294,203,629
            Janus Overseas Growth Portfolio - 42,671,181 shares ( cost $568,947,416)               586,302,025
            Twentieth Century Strategic Balanced Portfolio - 6,572,893 shares ( cost $77,889,573)   89,785,724
            Twentieth Century International Growth Portfolio - 5,519,052 shares ( cost $75,005,122) 75,390,247
            Marsico Capital Growth Portfolio - 40,177,534 shares ( cost $502,973,651)              570,520,978
            Stein Roe Venture Portfolio - 1,063,308 shares ( cost $8,913,759)                        8,719,122
            Cohen & Steers Realty Portfolio - 3,718,894 shares ( cost $34,240,096)                  31,238,708
            Bankers Trust Enhanced 500 Portfolio - 22,109,855 shares ( cost $255,895,712)          282,785,043
      Alliance Variable Products Series Fund (AVP):
            Short Term Multi Market Portfolio - 15,155 shares ( cost $159,403)                         153,067
            Premier Growth Portfolio - 333,755 shares ( cost $5,630,080)                            10,356,425
            Growth & Income Portfolio - 334,590 shares ( cost $5,597,131)                            7,307,448
            U.S. Government / High Grade Securities Portfolio - 174,315 shares ( cost $2,017,315)    2,138,851
            Total Return Portfolio - 198,842 shares ( cost $2,906,536)                               3,591,082
            International Portfolio - 177,002 shares ( cost $2,595,650)                              2,862,119
            Money Market Portfolio - 1,556,320 shares ( cost $1,556,320)                             1,556,320
            North American Government Income Portfolio - 11,494 shares ( cost $142,338)                144,252
            Global Dollar Government Portfolio - 51,199 shares ( cost $637,706)                        521,209
            Utility Income Portfolio - 47,474 shares ( cost $614,729)                                  897,257
            Global Bond Portfolio - 27,215 shares ( cost $306,366)                                     338,005
            Conservative Investors Portfolio - 90,384 shares ( cost $1,102,091)                      1,268,086
            Growth Investors Portfolio - 85,518 shares ( cost $1,038,017)                            1,396,501
            Growth Portfolio - 248,152 shares ( cost $4,005,882)                                     6,762,153
            Worldwide Privatization Portfolio - 82,833 shares ( cost $995,513)                       1,226,757
      Montgomery Variable Series ( Montgomery ):
            Emerging Markets Fund - 9,894,293 shares ( cost $89,088,202)                            65,203,388
      Life & Annuity Trust (LAT):
            Equity Value Fund - 1,146,928 shares ( cost $10,547,544)                                10,953,160
                                                                                            -------------------
                          Total Invested Assets                                                $16,015,851,991

Receivable from American Skandia Life Assurance Corporation                                         11,257,783
                                                                                            -------------------
                          Total Receivables                                                       $ 11,257,783





                                                                                            ===================
                          Total Assets                                                         $16,027,109,774
                                                                                            ===================



------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.


------------------------------------------------------------------------------------------------------------------------------------

                                        LIABILITIES


Payable to Neuberger & Berman Advisors Management Trust                                                                  $ 1,764,702
Payable to Alger American Fund                                                                                             1,653,078
Payable to American Skandia Trust                                                                                          6,905,707
Payable to Alliance Capital Management                                                                                         4,224
Payable to Montgomery Variable Series                                                                                        930,400
Payable to Wells Capital Management                                                                                               39
                                                                                                                  ------------------
                          Total Liabilities                                                                             $ 11,258,150


                                        NET ASSETS
                                                                                                              Unit
Contractowners' Equity                                                                            Units      Value

       NBAMT - Partners                                                                        25,932,658   $20.46     $ 530,667,628
       AAF - Small Capitalization                                                              13,702,596    51.11       700,398,952
       AAF - Growth                                                                            17,168,792    63.07     1,082,785,093
       AAF - MidCap Growth                                                                     17,559,963    30.53       536,128,270
       AST - Putnam International Equity                                                       17,748,560    27.18       482,440,088
       AST - Putnam Balanced                                                                   22,634,344    17.78       402,427,412
       AST - Putnam Value Growth & Income                                                      13,845,190    13.35       184,833,231
       AST - Lord Abbett Growth & Income                                                       47,979,349    24.11     1,156,855,982
       AST - Lord Abbett Small Cap Value                                                        4,081,870     9.85        40,209,815
       AST - JanCap Growth                                                                     80,631,598    39.54     3,188,299,017
       AST - Money Market                                                                      75,855,442    12.00       910,150,379
       AST - Neuberger & Berman Midcap Value                                                   16,410,121    16.10       264,213,061
       AST - Neuberger & Berman Midcap Growth                                                  13,389,289    19.15       256,385,317
       AST - Federated High Yield                                                              40,170,144    14.30       574,274,059
       AST - T. Rowe Price Asset Allocation                                                    18,469,315    18.12       334,654,659
       AST - T. Rowe Price International Equity                                                34,328,425    13.14       451,175,293
       AST - T. Rowe Price International Bond                                                  12,007,692    11.82       141,984,005
       AST - T. Rowe Price Natural Resources                                                    5,697,453    12.57        71,638,045
       AST - T. Rowe Price Small Company Value                                                 24,700,211    11.20       276,740,076
       AST - Founders Capital Appreciation                                                     15,003,001    17.64       264,623,225
       AST - Founders Passport                                                                  9,207,623    12.54       115,418,431
       AST - PIMCO Total Return Bond                                                           64,224,618    13.43       862,215,823
       AST - PIMCO Limited Maturity Bond                                                       28,863,932    11.73       338,714,522
       AST - INVESCO Equity Income                                                             40,994,187    19.34       792,997,992
       AST - Oppenheimer Large-Cap Growth                                                      19,009,242    15.48       294,203,629
       AST - Janus Overseas Growth                                                             43,711,763    13.41       586,302,025
       AST - Twentieth Century Strategic Balanced                                               6,714,065    13.37        89,785,724
       AST - Twentieth Century International Growth                                             5,670,336    13.30        75,390,247
       AST - Marsico Capital Growth                                                            40,757,449    14.00       570,520,978
       AST - Stein Roe Venture                                                                  1,078,339     8.09         8,719,122
       AST - Cohen & Steers Realty                                                              3,771,461     8.28        31,238,708
       AST - Bankers Trust Enhanced 500                                                        22,421,754    12.61       282,785,043
       AVP - Short Term Multi Market                                                               12,965    11.81           153,067
       AVP - Premier Growth                                                                       260,371    39.78        10,356,424
       AVP - Growth & Income                                                                      261,372    27.96         7,307,448
       AVP - U.S. Government / High Grade Securities                                              157,217    13.60         2,138,768
       AVP - Total Return                                                                         184,713    19.44         3,591,082
       AVP - International                                                                        175,687    16.29         2,862,120
       AVP - Money Market                                                                         133,107    11.69         1,556,260
       AVP - North American Government Income                                                      10,548    13.67           144,240
       AVP - Global Dollar Government                                                              41,539    12.55           521,149
       AVP - Utility Income                                                                        47,145    19.03           897,257
       AVP - Global Bond                                                                           23,574    14.34           337,966
       AVP - Conservative Investors                                                                86,416    14.67         1,268,086
       AVP - Growth Investors                                                                      78,648    17.76         1,396,447
       AVP - Growth                                                                               240,261    28.14         6,762,153
       AVP - Worldwide Privatization                                                               80,265    15.28         1,226,758
       Montgomery Emerging Markets                                                             10,534,383     6.19        65,203,388
       LAT - Equity Value                                                                       1,148,849     9.53        10,953,160
                                                                                                                  ------------------
                          Total Contractowners' Equity                                                              $ 16,015,851,624

                                                                                                                  ==================
                          Total Liabilities & Contractowners' Equity                                                $ 16,027,109,774
                                                                                                                  ==================



------------------------------------------------------------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENT OF OPERATIONS
FOR THE PERIODS ENDED DECEMBER 31, 1998



------------------------------------------------------------------------------------------------------------------------------------

                                                          Class 1 Sub-account Investing In:
                                                          --------------------------------------------------------------------------


                                                                                        NBAMT          AAF - Small
                                                                    Total             Partners       Capitalization     AAF - Growth
                                                          --------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                  $ 4,505,435         $ 2,559,893             $ -        $ 1,945,542
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
      (Note 6)                                                   (30,070,742)         (9,165,435)     (8,878,543)       (12,026,764)
                                                          --------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                     (25,565,307)         (6,605,542)     (8,878,543)       (10,081,222)
                                                          --------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                         1,163,049,245         248,237,285     485,415,506        429,396,454
   Cost of Securities Sold                                     1,020,523,962         219,274,938     483,539,038        317,709,986

                                                          --------------------------------------------------------------------------
       Net Gain (Loss)                                           142,525,283          28,962,347       1,876,468        111,686,468
   Capital Gain Distributions Received                           277,035,596          80,636,614      77,508,143        118,890,839
                                                          --------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                         419,560,879         109,598,961      79,384,611        230,577,307
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                           212,200,313          83,903,275      31,813,024         96,484,014
   End of Period                                                 242,487,631         (11,385,231)     52,304,469        201,568,393
                                                          --------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                        30,287,318         (95,288,506)     20,491,445        105,084,379
                                                          --------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $424,282,890         $ 7,704,913    $ 90,997,513      $ 325,580,464
                                                          ==========================================================================


------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                              AAF - MidCap       AST - Putnam      AST - Putnam   AST - Putnam Value
                                                                   Growth       International Equity   Balanced      Growth & Income
                                                          --------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                          $ -        $ 12,769,813     $ 9,166,087          $ 673,080
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
     (Note 6)                                                     (5,885,234)         (6,696,739)     (5,550,683)        (2,204,432)
                                                          --------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (5,885,234)          6,073,074       3,615,404         (1,531,352)
                                                          --------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                           166,171,813         171,022,786      29,298,693         22,415,216
   Cost of Securities Sold                                       138,030,126         137,621,296      23,144,277         18,843,243

                                                          --------------------------------------------------------------------------
       Net Gain (Loss)                                            28,141,687          33,401,490       6,154,416          3,571,973
   Capital Gain Distributions Received                            32,280,336          37,257,380      21,435,073          1,857,665
                                                          --------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                          60,422,023          70,658,870      27,589,489          5,429,638
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                            30,855,949          55,497,428      49,951,695          7,226,887
   End of Period                                                  86,274,866          51,688,430      59,024,246         17,817,571
                                                          --------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                        55,418,917          (3,808,998)      9,072,551         10,590,684
                                                          --------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $109,955,706        $ 72,922,946    $ 40,277,444       $ 14,488,970
                                                          ==========================================================================


------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                                                   AST - Lord Abbett
                                                                   AST - Lord       Small Cap Value
                                                                 Abbett Growth       Jan. 2* thru      AST - JanCap      AST - Money
                                                                    & Income         Dec. 31, 1998        Growth            Market
                                                           -------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                 $ 11,295,720                 $ -     $ 5,095,430       $ 44,696,124
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
     (Note 6)                                                    (15,012,219)           (294,164)    (30,095,977)       (13,063,774)
                                                          --------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (3,716,499)           (294,164)    (25,000,547)        31,632,350
                                                          --------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                           138,309,895          10,001,399     905,379,148      3,478,041,119
   Cost of Securities Sold                                        99,830,578          11,029,367     593,693,144      3,478,041,119

                                                          --------------------------------------------------------------------------
       Net Gain (Loss)                                            38,479,317          (1,027,968)    311,686,004                  -
   Capital Gain Distributions Received                            49,632,450                   -      81,684,017             59,024
                                                          --------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                          88,111,767          (1,027,968)    393,370,021             59,024
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                           147,955,826                   -     211,485,317                  -
   End of Period                                                 170,849,213            (973,276)    975,598,025                  -
                                                          --------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                        22,893,387            (973,276)    764,112,708                  -
                                                          --------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $107,288,655        $ (2,295,408)$ 1,132,482,182       $ 31,691,374
                                                          ==========================================================================


------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                                                                                       AST - T. Rowe
                                                         AST - Neuberger &   AST - Neuberger &       AST - Federated    Price Asset
                                                             Berman Midcap Value Berman Midcap Growth   High Yield        Allocation
                                                          --------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                  $ 4,306,872           $ 119,458    $ 26,693,455        $ 4,763,347
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
     (Note 6)                                                     (2,961,275)         (2,995,806)     (7,492,488)        (3,811,663)
                                                          --------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       1,345,597          (2,876,348)     19,200,967            951,684
                                                          --------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                           115,273,133         148,760,949     190,641,441         17,564,334
   Cost of Securities Sold                                       105,201,955         145,550,659     176,876,504         10,723,135

                                                          --------------------------------------------------------------------------
       Net Gain (Loss)                                            10,071,178           3,210,290      13,764,937          6,841,199
   Capital Gain Distributions Received                            15,909,602          33,791,041       1,456,068            916,600
                                                          --------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                          25,980,780          37,001,331      15,221,005          7,757,799
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                            31,285,011          10,588,365      32,807,899         35,313,322
   End of Period                                                   1,186,365          20,293,402       2,092,978         68,048,123
                                                          --------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                       (30,098,646)          9,705,037     (30,714,921)        32,734,801
                                                          --------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $ (2,772,269)       $ 43,830,020     $ 3,707,051       $ 41,444,284
                                                          ==========================================================================


------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                             AST - T. Rowe       AST - T. Rowe     AST - T. Rowe
                                                         Price International Price International  Price Natural  AST - T. Rowe Price
                                                                Equity              Bond            Resources    Small Company Value
                                                          --------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                  $ 5,109,747           $ 424,593     $ 1,007,430          $ 856,949
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
     (Note 6)                                                     (6,445,318)         (1,967,185)     (1,372,650)        (3,569,821)
                                                          --------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (1,335,571)         (1,542,592)       (365,220)        (2,712,872)
                                                          --------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                           414,739,972          34,067,344      48,521,917         54,220,940
   Cost of Securities Sold                                       392,795,825          32,865,835      48,882,038         49,630,087

                                                          --------------------------------------------------------------------------
       Net Gain (Loss)                                            21,944,147           1,201,509        (360,121)         4,590,853
   Capital Gain Distributions Received                             8,313,578           1,000,505       6,100,113            928,133
                                                          --------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                          30,257,725           2,202,014       5,739,992          5,518,986
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                             1,034,494          (2,573,616)      1,417,021         13,821,124
   End of Period                                                  28,632,731          13,516,891     (15,902,496)       (25,859,136)
                                                          --------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                        27,598,237          16,090,507     (17,319,517)       (39,680,260)
                                                          --------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $ 56,520,391        $ 16,749,929   $ (11,944,745)     $ (36,874,146)
                                                          ==========================================================================


------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                                AST - Founders                         AST - PIMCO      AST - PIMCO
                                                                 Capital         AST - Founders     Total Return    Limited Maturity
                                                                Appreciation         Passport            Bond              Bond
                                                          --------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                          $ -           $ 241,295    $ 25,467,294       $ 14,005,432
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
     (Note 6)                                                     (3,422,151)         (1,726,272)    (10,204,105)        (4,457,569)
                                                            ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (3,422,151)         (1,484,977)     15,263,189          9,547,863
                                                          --------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                            61,753,055         119,725,842     173,641,874        122,469,152
   Cost of Securities Sold                                        54,739,569         109,276,501     162,043,097        117,900,481

                                                          --------------------------------------------------------------------------
       Net Gain (Loss)                                             7,013,486          10,449,341      11,598,777          4,568,671
   Capital Gain Distributions Received                            11,912,470                   -      11,904,291                  -
                                                          --------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                          18,925,956          10,449,341      23,503,068          4,568,671
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                            22,039,533             272,536      33,026,862         12,058,605
   End of Period                                                  16,114,597           2,090,655      47,662,729         10,583,962
                                                          --------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                        (5,924,936)          1,818,119      14,635,867         (1,474,643)
                                                          --------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $ 9,578,869        $ 10,782,483    $ 53,402,124       $ 12,641,891
                                                          ==========================================================================


------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                                                                                        AST
                                                             AST - INVESCO     AST - Oppenheimer    AST - Janus   Twentieth Century
                                                             Equity Income     Large-Cap Growth   Overseas Growth Strategic Balanced
                                                          --------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                 $ 11,599,055                 $ -     $ 1,238,698          $ 230,642
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
     (Note 6)                                                     (9,885,162)         (3,844,979)     (6,149,049)          (732,278)
                                                          --------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       1,713,893          (3,844,979)     (4,910,351)          (501,636)
                                                          --------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                           194,753,108         107,316,589     313,218,801          5,405,116
   Cost of Securities Sold                                       149,116,542          92,087,117     276,202,367          4,384,337

                                                          --------------------------------------------------------------------------
       Net Gain (Loss)                                            45,636,566          15,229,472      37,016,434          1,020,779
   Capital Gain Distributions Received                            29,323,335                   -               -                  -
                                                          --------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                          74,959,901          15,229,472      37,016,434          1,020,779
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                            77,023,700          (8,079,563)      5,312,843          1,499,397
   End of Period                                                  76,363,914          39,422,929      17,354,609         11,896,151
                                                          --------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                          (659,786)         47,502,492      12,041,766         10,396,754
                                                          --------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $ 76,014,008        $ 58,886,985    $ 44,147,849       $ 10,915,897
                                                          ==========================================================================


------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.
                                                                                                     AST - Stein Roe   AST - Cohen &
                                                                     AST                                 Venture       Steers Realty
                                                              Twentieth Century     AST - Marsico     Jan. 8* thru      Jan. 2* thru
                                                              International Growth Capital Growth     Dec. 31, 1998    Dec. 31, 1998
                                                          --------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                     $ 64,332             $ 6,184             $ -                $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
     (Note 6)                                                       (796,726)         (3,811,523)        (60,801)          (297,537)
                                                          --------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (732,394)         (3,805,339)        (60,801)          (297,537)
                                                          --------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                            51,544,903          94,871,335       1,703,209          4,959,154
   Cost of Securities Sold                                        46,909,804          83,883,056       2,194,619          5,967,041

                                                          --------------------------------------------------------------------------
       Net Gain (Loss)                                             4,635,099          10,988,279        (491,410)        (1,007,887)
   Capital Gain Distributions Received                                     -                   -               -                  -
                                                          --------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                           4,635,099          10,988,279        (491,410)        (1,007,887)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                              (256,236)             20,045               -                  -
   End of Period                                                     385,125          67,547,327        (194,637)        (3,001,389)
                                                          --------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                           641,361          67,527,282        (194,637)        (3,001,389)
                                                          --------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $ 4,544,066        $ 74,710,222      $ (746,848)      $ (4,306,813)
                                                          ==========================================================================


- ----------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.
                                                                   AST - Bankers
                                                              Trust Enhanced 500
                                                                  Jan. 2* thru     AVP - Short Term         AVP              AVP
                                                               Dec. 31, 1998       Multi Market     Premier Growth   Growth & Income
                                                          --------------------------------------------------------------------------

INVESTMENT INCOME:
   Income                                                                $ -            $ 17,125         $ 8,781           $ 51,093
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
     (Note 6)                                                     (1,811,494)             (2,446)       (129,016)          (105,676)
                                                          --------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (1,811,494)             14,679        (120,235)           (54,583)
                                                          --------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                           132,604,597              41,480       1,734,559          2,235,834
   Cost of Securities Sold                                       126,046,439              43,119       1,235,157          1,628,066

                                                         --------------------------------------------------------------------------
       Net Gain (Loss)                                             6,558,158              (1,639)        499,402            607,768
   Capital Gain Distributions Received                                     -                   -               -            646,078
                                                          --------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                           6,558,158              (1,639)        499,402          1,253,846
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                     -              (1,234)      1,741,253          1,601,593
   End of Period                                                  26,889,330              (6,336)      4,726,345          1,710,317
                                                          --------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                        26,889,330              (5,102)      2,985,092            108,724
                                                          --------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $ 31,635,994             $ 7,938     $ 3,364,259        $ 1,307,987
                                                          ==========================================================================


------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                                AVP - US Govt /
                                                                   High Grade             AVP               AVP              AVP
                                                                  Securities        Total Return      International     Money Market
                                                          --------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                    $ 122,156            $ 64,908        $ 60,263           $ 71,204
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
     (Note 6)                                                        (36,793)            (62,174)        (45,381)           (21,407)
                                                                  ------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          85,363               2,734          14,882             49,797
                                                          --------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                               881,308           2,598,571       1,085,760          2,903,477
   Cost of Securities Sold                                           842,404           1,825,362         906,023          2,903,477

                                                          --------------------------------------------------------------------------
       Net Gain (Loss)                                                38,904             773,209         179,737                  -
   Capital Gain Distributions Received                                14,018             299,473          89,931                  -
                                                          --------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                              52,922           1,072,682         269,668                  -
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                98,935           1,133,350         191,042                  -
   End of Period                                                     121,537             684,546         266,469                  -
                                                          --------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                            22,602            (448,804)         75,427                  -
                                                          --------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $ 160,887           $ 626,612       $ 359,977           $ 49,797
                                                          ==========================================================================


------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.


                                                                  AVP - NA         AVP - Global           AVP              AVP
                                                                 Govt Income     Dollar Govt Income  Utility Income     Global Bond
                                                          --------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                     $ 19,140            $ 46,031        $ 17,617            $ 4,468
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
     (Note 6)                                                         (3,820)             (9,709)        (13,079)            (4,870)
                                                          --------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          15,320              36,322           4,538               (402)
                                                          --------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                               256,679             180,486         297,627             85,463
   Cost of Securities Sold                                           213,562             142,650         214,200             84,019

                                                          --------------------------------------------------------------------------
       Net Gain (Loss)                                                43,117              37,836          83,427              1,444
   Capital Gain Distributions Received                                 2,568              33,610           8,210              1,570
                                                          --------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                              45,685              71,446          91,637              3,014
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                56,497             154,099         203,148             (4,552)
   End of Period                                                       1,914            (116,497)        282,528             31,639
                                                          --------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                           (54,583)           (270,596)         79,380             36,191
                                                          --------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $ 6,422          $ (162,828)      $ 175,555           $ 38,803
                                                          ==========================================================================


------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.


                                                             AVP - Conservative         AVP               AVP        AVP - Worldwide
                                                                 Investors       Growth Investors       Growth        Privatization
                                                          --------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                     $ 34,223            $ 14,720        $ 14,937           $ 16,530
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
     (Note 6)                                                        (18,080)            (18,611)        (90,980)           (18,724)
                                                          --------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          16,143              (3,891)        (76,043)            (2,194)
                                                          --------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                               387,683             140,462       1,478,863            208,529
   Cost of Securities Sold                                           315,218              99,623         827,600            151,924

                                                          --------------------------------------------------------------------------
       Net Gain (Loss)                                                72,465              40,839         651,263             56,605
   Capital Gain Distributions Received                                44,463              93,931         349,037             61,242
                                                          --------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                             116,928             134,770       1,000,300            117,847
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                               149,261             231,044       2,115,451            228,171
   End of Period                                                     165,995             358,484       2,756,270            231,244
                                                          --------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                            16,734             127,440         640,819              3,073
                                                          --------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $ 149,805           $ 258,319     $ 1,565,076          $ 118,726
                                                          ==========================================================================


------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.


                                                                                        LAT - Equity
                                                                      Montgomery            Value
                                                                       Emerging          May 4* thru
                                                                       Markets          Dec. 31, 1998
                                                                  ---------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                            $ 125,282            $ 52,560
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
     (Note 6)                                                             (1,153,998)            (49,971)
                                                                  ---------------------------------------
NET INVESTMENT INCOME (LOSS)                                              (1,028,716)              2,589
                                                                  ---------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                    52,966,649             755,332
   Cost of Securities Sold                                                79,559,261             794,496

                                                                  ---------------------------------------
       Net Gain (Loss)                                                   (26,592,612)            (39,164)
   Capital Gain Distributions Received                                             -                   -
                                                                  ---------------------------------------

NET REALIZED GAIN (LOSS)                                                 (26,592,612)            (39,164)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                   (12,988,729)                  -
   End of Period                                                         (23,884,814)            405,617
                                                                  ---------------------------------------

NET UNREALIZED GAIN (LOSS)                                               (10,896,085)            405,617
                                                                  ---------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $ (38,517,413)          $ 369,042
                                                                  =======================================


---------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1
STATEMENTS OF CHANGES IN NET ASSETS




                                            Class 1 Sub-account Investing In:
                                                                                                NBAMT
                                                            Total                             Partners
                                                            ------------------------------------------
                                                Year Ended         Year Ended        Year Ended       Year Ended
                                              Dec. 31, 1998      Dec. 31, 1997      Dec. 31, 1998    Dec. 31, 1997
                                              --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)               $  (25,565,307)    $  (16,826,052)    $  (6,605,542)   $ (5,607,841)

     Net Realized Gain (Loss)                      419,560,879        707,721,191       109,598,961      59,620,965
     Net Unrealized Gain (Loss) On
      Investments                                   30,287,318        428,063,883      (95,288,506)      52,083,739
                                                    ----------        -----------      -----------       ----------

     Net Increase (Decrease) In Net Assets
Resulting
        From Operations
                                                   424,282,890      1,118,959,022         7,704,913     106,096,863
                                                   -----------      -------------         ---------     -----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits
                                                 3,925,207,325      3,445,529,005        87,465,544     176,664,891
     Net Transfers Between Sub-accounts
                                                     7,342,232         19,559,790     (157,352,903)      90,481,810
     Surrenders
                                                  (992,995,074)      (571,654,483)      (41,153,744)    (23,279,602)
                                                  ------------       ------------       -----------     -----------

     Net Increase (Decrease) In Net Assets
Resulting
        From Capital Share Transactions
                                                 2,939,554,483      2,893,434,312     (111,041,103)     243,867,099
                                                 -------------      -------------     ------------      -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                 3,363,837,373      4,012,393,334     (103,336,190)     349,963,962
                                                 -------------      -------------     ------------      -----------

NET ASSETS:
     Beginning of Period                        10,682,456,176      6,670,062,842       634,003,818     284,039,856
                                                --------------      -------------       -----------     -----------

     End of Period                            $ 14,046,293,549   $ 10,682,456,176     $ 530,667,628   $ 634,003,818
                                              ================   ================     =============   =============


See Notes to Financial Statements.
* Date Operations Commenced.

                                                             AAF                                 AAF
                                                    Small Capitalization                       Growth
                                                    -------------------------------------------------
                                                Year Ended         Year Ended        Year Ended       Year Ended
                                              Dec. 31, 1998      Dec. 31, 1997      Dec. 31, 1998    Dec. 31, 1997
                                              --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $  (8,878,543)     $  (8,684,076)    $ (10,081,222)   $ (7,213,568)

     Net Realized Gain (Loss)                       79,384,611         23,270,097       230,577,307      61,223,620
     Net Unrealized Gain (Loss) On
      Investments                                   20,491,445         33,833,987       105,084,379      63,763,384
                                                    ----------         ----------       -----------      ----------

     Net Increase (Decrease) In Net Assets
      Resulting  From Operations                    90,997,513         48,420,008       325,580,464     117,773,436
                                                    ----------         ----------       -----------     -----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits             59,278,851         83,217,544       122,856,808     100,644,395

     Net Transfers Between Sub-accounts            (25,557,564)       (83,722,190)        9,590,556     (40,472,793)

     Surrenders                                    (46,512,568)       (36,059,609)      (60,097,640)    (38,888,417)
                                                   -----------        -----------       -----------     -----------

     Net Increase (Decrease) In Net Assets
Resulting
        From Capital Share Transactions
                                                   (12,791,281)       (36,564,255)       72,349,724      21,283,185
                                                   -----------        -----------        ----------      ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                    78,206,232         11,855,753       397,930,188     139,056,621
                                                    ----------         ----------       -----------     -----------

NET ASSETS:
     Beginning of Period                           622,192,720        610,336,967       684,854,905     545,798,284
                                                   -----------        -----------       -----------     -----------
     End of Period                              $  700,398,952     $  622,192,720    $1,082,785,093   $ 684,854,905
                                                ==============     ==============    ==============   =============


See Notes to Financial Statements.
* Date Operations Commenced.

                                                        AAF - MidCap                 AST - Putnam International
                                                           Growth                         Equity Portfolio
                                                           -----------------------------------------------
                                                Year Ended         Year Ended        Year Ended       Year Ended
                                              Dec. 31, 1998      Dec. 31, 1997      Dec. 31, 1998    Dec. 31, 1997
                                              --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $  (5,885,234)     $  (4,664,279)     $   6,073,074    $  (268,817)
     Net Realized Gain (Loss)
                                                    60,422,023         21,857,328        70,658,870      28,038,483
     Net Unrealized Gain (Loss) On
Investments                                         55,418,917         21,356,641       (3,808,998)      28,001,987
                                                    ----------         ----------       ----------       ----------

     Net Increase (Decrease) In Net Assets
Resulting From Operations
                                                   109,955,706         38,549,690        72,922,946      55,771,653
                                                   -----------         ----------        ----------      ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits
                                                    69,079,499         71,688,459        49,419,102      54,454,415
     Net Transfers Between Sub-accounts
                                                    35,419,751        (47,662,236)      (10,963,935)    (22,219,098)
     Surrenders
                                                   (27,349,646)       (18,032,564)      (31,428,155)    (24,820,360)
                                                   -----------        -----------       -----------     -----------

     Net Increase (Decrease) In Net Assets
Resulting From Capital Share Transactions
                                                    77,149,604          5,993,659         7,027,012       7,414,957
                                                    ----------          ---------         ---------       ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                   187,105,310         44,543,349        79,949,958      63,186,610
                                                   -----------         ----------        ----------      ----------

NET ASSETS:
     Beginning of Period
                                                   349,022,960        304,479,611       402,490,130     339,303,520
                                                   -----------        -----------       -----------     -----------

     End of Period                              $  536,128,270     $  349,022,960     $ 482,440,088   $ 402,490,130
                                                ==============     ==============     =============   =============


See Notes to Financial Statements.
* Date Operations Commenced.

                                                    AST - Putnam Balanced           AST - Putnam Value
                                                          Portfolio                Growth & Income
                                                          ----------------------------------------
                                                Year Ended         Year Ended        Year Ended      Jan. 3* thru
                                              Dec. 31, 1998      Dec. 31, 1997      Dec. 31, 1998    Dec. 31, 1997
                                              --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $   3,615,404      $   1,927,921     $  (1,531,352)    $  (785,251)
     Net Realized Gain (Loss)
                                                    27,589,489         34,437,373         5,429,638         915,315
     Net Unrealized Gain (Loss) On
Investments                                          9,072,551         11,184,906        10,590,684       7,226,887
                                                     ---------         ----------        ----------       ---------

     Net Increase (Decrease) In Net Assets
Resulting From Operations
                                                    40,277,444         47,550,200        14,488,970       7,356,951
                                                    ----------         ----------        ----------       ---------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits
                                                    47,010,659         51,955,292        61,495,420      59,201,165
     Net Transfers Between Sub-accounts
                                                    (8,129,551)        (6,791,225)        2,422,664      50,302,376
     Surrenders
                                                   (29,989,990)       (22,938,279)       (8,429,933)     (2,004,382)
                                                   -----------        -----------        ----------      ----------

     Net Increase (Decrease) In Net Assets
Resulting From Capital Share Transactions
                                                     8,891,118         22,225,788        55,488,151     107,499,159
                                                     ---------         ----------        ----------     -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                    49,168,562         69,775,988        69,977,121     114,856,110
                                                    ----------         ----------        ----------     -----------

NET ASSETS:
     Beginning of Period
                                                   353,258,850        283,482,862       114,856,110               -
                                                   -----------        -----------       -----------
     End of Period                              $  402,427,412     $  353,258,850     $ 184,833,231   $ 114,856,110
                                                ==============     ==============     =============   =============


See Notes to Financial Statements.
* Date Operations Commenced.

                                                      AST - Lord Abbett             AST - Lord Abbett
                                                       Growth & Income              Small Cap Value
                                                       --------------------------------------------
                                                   Year Ended         Year Ended       Jan. 2,* thru
                                                 Dec. 31, 1998      Dec. 31, 1997      Dec. 31, 1998
                                                 ---------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $  (3,716,499)     $  (3,072,409)     $   (294,164)
     Net Realized Gain (Loss)
                                                    88,111,767         62,056,681        (1,027,968)
     Net Unrealized Gain (Loss) On
Investments                                         22,893,387         71,259,890          (973,276)
                                                    ----------         ----------          --------

     Net Increase (Decrease) In Net Assets
Resulting From Operations
                                                   107,288,655        130,244,162        (2,295,408)
                                                   -----------        -----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits
                                                   237,965,993        238,461,885        22,512,506
     Net Transfers Between Sub-accounts
                                                   (35,068,954)        76,263,516        22,491,651
     Surrenders
                                                   (70,712,992)       (42,453,819)       (2,498,934)
                                                   -----------        -----------        ----------

     Net Increase (Decrease) In Net Assets
Resulting From Capital Share Transactions
                                                   132,184,047        272,271,582        42,505,223
                                                   -----------        -----------        ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                   239,472,702        402,515,744        40,209,815
                                                   -----------        -----------        ----------

NET ASSETS:
     Beginning of Period
                                                   917,383,280        514,867,536                 -
                                                   -----------        -----------
     End of Period                             $ 1,156,855,982     $  917,383,280     $  40,209,815
                                               ===============     ==============     =============


See Notes to Financial Statements.
* Date Operations Commenced.

                                                             AST                                 AST
                                                        JanCap Growth                       Money Market
                                                        ------------------------------------------------
                                                Year Ended         Year Ended        Year Ended       Year Ended
                                              Dec. 31, 1998      Dec. 31, 1997      Dec. 31, 1998    Dec. 31, 1997
                                              --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)               $  (25,000,547)    $  (15,731,833)    $  31,632,350    $ 22,722,598
     Net Realized Gain (Loss)
                                                   393,370,021        219,749,234            59,024          76,336
     Net Unrealized Gain (Loss) On
Investments                                        764,112,708         61,121,436                 -               -
                                                   -----------         ----------

     Net Increase (Decrease) In Net Assets
Resulting From Operations
                                                 1,132,482,182        265,138,837        31,691,374      22,798,934
                                                 -------------        -----------        ----------      ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits
                                                   414,857,558        357,518,531     1,052,415,158     938,643,230
     Net Transfers Between Sub-accounts
                                                   279,794,860         53,164,973      (779,708,445)   (538,655,399)
     Surrenders
                                                  (128,085,250)       (65,442,768)     (168,120,490)   (122,368,549)
                                                  ------------        -----------      ------------    ------------

     Net Increase (Decrease) In Net Assets
Resulting From Capital Share Transactions
                                                   566,567,168        345,240,736       104,586,223     277,619,282
                                                   -----------        -----------       -----------     -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                 1,699,049,350        610,379,573       136,277,597     300,418,216
                                                 -------------        -----------       -----------     -----------

NET ASSETS:
     Beginning of Period
                                                 1,489,249,667        878,870,094       773,872,782     473,454,566
                                                 -------------        -----------       -----------     -----------
     End of Period                             $ 3,188,299,017    $ 1,489,249,667     $ 910,150,379   $ 773,872,782
                                               ===============    ===============     =============   =============


See Notes to Financial Statements.
* Date Operations Commenced.

                                                  AST - Neuberger & Berman            AST - Neuberger & Berman
                                                         Midcap Value                         Midcap Growth
                                                         --------------------------------------------------
                                                Year Ended         Year Ended        Year Ended       Year Ended
                                              Dec. 31, 1998      Dec. 31, 1997      Dec. 31, 1998    Dec. 31, 1997
                                              --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $   1,345,597      $   1,603,341     $  (2,876,348)   $ (2,181,454)
     Net Realized Gain (Loss)
                                                    25,980,780         13,264,921        37,001,331      15,106,712
     Net Unrealized Gain (Loss) On
Investments                                        (30,098,646)        17,114,936         9,705,037       6,412,455
                                                   -----------         ----------         ---------       ---------

     Net Increase (Decrease) In Net Assets
Resulting From Operations
                                                    (2,772,269)        31,983,198        43,830,020      19,337,713
                                                    ----------         ----------        ----------      ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits
                                                    76,489,166         20,576,636        47,822,905      45,571,231
     Net Transfers Between Sub-accounts
                                                     8,248,593         30,806,277        (4,944,376)     (8,116,216)
     Surrenders
                                                   (14,121,421)        (8,540,979)      (12,106,097)     (8,811,236)
                                                   -----------         ----------       -----------      ----------

     Net Increase (Decrease) In Net Assets
Resulting From Capital Share Transactions
                                                    70,616,338         42,841,934        30,772,432      28,643,779
                                                    ----------         ----------        ----------      ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                    67,844,069         74,825,132        74,602,452      47,981,492
                                                    ----------         ----------        ----------      ----------

NET ASSETS:
     Beginning of Period
                                                   196,368,992        121,543,860       181,782,865     133,801,373
                                                   -----------        -----------       -----------     -----------
     End of Period                              $  264,213,061     $  196,368,992     $ 256,385,317   $ 181,782,865
                                                ==============     ==============     =============   =============


See Notes to Financial Statements.
* Date Operations Commenced.

                                                       AST - Federated                   AST - T. Rowe Price
                                                         High Yield                       Asset Allocation
                                                         -------------------------------------------------
                                                Year Ended         Year Ended        Year Ended       Year Ended
                                              Dec. 31, 1998      Dec. 31, 1997      Dec. 31, 1998    Dec. 31, 1997
                                              --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $  19,200,967      $   5,757,092      $    951,684      $  159,622
     Net Realized Gain (Loss)
                                                    15,221,005          9,367,133         7,757,799       4,504,396
     Net Unrealized Gain (Loss) On
Investments                                        (30,714,921)        18,931,613        32,734,801      19,546,502
                                                   -----------         ----------        ----------      ----------

     Net Increase (Decrease) In Net Assets
Resulting From Operations
                                                     3,707,051         34,055,838        41,444,284      24,210,520
                                                     ---------         ----------        ----------      ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits
                                                   200,925,802        147,096,252        80,815,034      63,473,427
     Net Transfers Between Sub-accounts
                                                    (7,898,590)        59,270,813        21,057,862      12,983,888
     Surrenders
                                                   (41,620,378)       (16,316,085)      (18,652,371)     (8,563,806)
                                                   -----------        -----------       -----------      ----------

     Net Increase (Decrease) In Net Assets
Resulting From Capital Share Transactions
                                                   151,406,834        190,050,980        83,220,525      67,893,509
                                                   -----------        -----------        ----------      ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                   155,113,885        224,106,818       124,664,809      92,104,029

NET ASSETS:
     Beginning of Period
                                                   419,160,174        195,053,356       209,989,850     117,885,821
                                                   -----------        -----------       -----------     -----------
     End of Period                              $  574,274,059     $  419,160,174     $ 334,654,659   $ 209,989,850
                                                ==============     ==============     =============   =============


See Notes to Financial Statements.
* Date Operations Commenced.

                                                     AST - T. Rowe Price                 AST - T. Rowe Price
                                                    International Equity                 International Bond
                                                    -------------------------------------------------------
                                                Year Ended         Year Ended        Year Ended       Year Ended
                                              Dec. 31, 1998      Dec. 31, 1997      Dec. 31, 1998    Dec. 31, 1997
                                              --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $  (1,335,571)     $  (4,185,495)    $  (1,542,592)    $  (139,873)
     Net Realized Gain (Loss)
                                                    30,257,725         48,546,127         2,202,014       2,830,437
     Net Unrealized Gain (Loss) On
Investments                                         27,598,237        (42,688,261)       16,090,507      (7,585,146)
                                                    ----------        -----------        ----------      ----------

     Net Increase (Decrease) In Net Assets
Resulting From Operations
                                                    56,520,391          1,672,371        16,749,929      (4,894,582)
                                                    ----------          ---------        ----------      ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits
                                                    46,380,644        113,487,493        23,183,329      37,403,284
     Net Transfers Between Sub-accounts
                                                   (66,151,831)       (34,286,179)      (16,852,851)      4,640,885
     Surrenders
                                                   (27,235,418)       (20,827,250)       (7,481,251)     (6,024,192)
                                                   -----------        -----------        ----------      ----------

     Net Increase (Decrease) In Net Assets
Resulting From Capital Share Transactions
                                                   (47,006,605)        58,374,064        (1,150,773)     36,019,977
                                                   -----------         ----------        ----------      ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                     9,513,786         60,046,435        15,599,156      31,125,395
                                                     ---------         ----------        ----------      ----------

NET ASSETS:
     Beginning of Period
                                                   441,661,507        381,615,072       126,384,849      95,259,454
                                                   -----------        -----------       -----------      ----------
     End of Period                              $  451,175,293     $  441,661,507     $ 141,984,005   $ 126,384,849
                                                ==============     ==============     =============   =============


See Notes to Financial Statements.
* Date Operations Commenced.

                                                     AST - T. Rowe Price                AST - T. RowePrice
                                                      Natural Resources                  Small Company Value
                                                      ------------------------------------------------------
                                                Year Ended         Year Ended        Year Ended      Jan. 3* Thru
                                              Dec. 31, 1998      Dec. 31, 1997      Dec. 31, 1998    Dec. 31, 1997
                                              --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                 $   (365,220)     $  (1,143,616)    $  (2,712,872)   $ (1,046,184)
     Net Realized Gain (Loss)
                                                     5,739,992          8,203,662         5,518,986       3,142,246
     Net Unrealized Gain (Loss) On
Investments                                        (17,319,517)        (6,418,220)      (39,680,260)     13,821,124
                                                   -----------         ----------       -----------      ----------

     Net Increase (Decrease) In Net Assets
Resulting From Operations
                                                   (11,944,745)           641,826       (36,874,146)     15,917,186
                                                   -----------            -------       -----------      ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits
                                                    10,700,131         41,756,457       102,452,405      69,028,994
     Net Transfers Between Sub-accounts
                                                   (30,774,124)       (14,150,361)       37,432,618     103,030,576
     Surrenders
                                                    (5,540,643)        (5,051,340)      (11,861,604)     (2,385,953)
                                                    ----------         ----------       -----------      ----------

     Net Increase (Decrease) In Net Assets
Resulting From Capital Share Transactions
                                                   (25,614,636)        22,554,756       128,023,419     169,673,617
                                                   -----------         ----------       -----------     -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                   (37,559,381)        23,196,582        91,149,273     185,590,803
                                                   -----------         ----------        ----------     -----------

NET ASSETS:
     Beginning of Period
                                                   109,197,426         86,000,844       185,590,803               -
                                                   -----------         ----------       -----------
     End of Period                               $  71,638,045     $  109,197,426     $ 276,740,076   $ 185,590,803
                                                 =============     ==============     =============   =============


See Notes to Financial Statements.
* Date Operations Commenced.

                                                   AST - Founders Capital                  AST - Founders
                                                        Appreciation                          Passport
                                                        ----------------------------------------------
                                                Year Ended         Year Ended        Year Ended       Year Ended
                                              Dec. 31, 1998      Dec. 31, 1997      Dec. 31, 1998    Dec. 31, 1997
                                              --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $  (3,422,151)     $  (3,269,734)    $  (1,484,977)    $  (998,990)
     Net Realized Gain (Loss)
                                                    18,925,956          5,344,067        10,449,341       6,221,033
     Net Unrealized Gain (Loss) On
Investments                                         (5,924,936)        10,296,041         1,818,119      (3,976,715)
                                                    ----------         ----------         ---------      ----------

     Net Increase (Decrease) In Net Assets
Resulting From Operations
                                                     9,578,869         12,370,374        10,782,483       1,245,328
                                                     ---------         ----------        ----------       ---------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits
                                                    36,385,240         69,525,280        12,658,016      28,247,953
     Net Transfers Between Sub-accounts
                                                   (17,848,281)       (20,261,235)      (15,851,816)    (23,013,880)
     Surrenders
                                                   (16,930,504)       (11,292,844)       (6,647,007)     (5,045,453)
                                                   -----------        -----------        ----------      ----------

     Net Increase (Decrease) In Net Assets
Resulting From Capital Share Transactions
                                                     1,606,455         37,971,201        (9,840,807)        188,620
                                                     ---------         ----------        ----------         -------

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                    11,185,324         50,341,575           941,676       1,433,948
                                                    ----------         ----------           -------       ---------

NET ASSETS:
     Beginning of Period
                                                   253,437,901        203,096,326       114,476,755     113,042,807
                                                   -----------        -----------       -----------     -----------
     End of Period                              $  264,623,225     $  253,437,901     $ 115,418,431   $ 114,476,755
                                                ==============     ==============     =============   =============


See Notes to Financial Statements.
* Date Operations Commenced.

                                                         AST - PIMCO                         AST - PIMCO
                                                      Total Return Bond                 Limited Maturity Bond
                                                      -------------------------------------------------------
                                                Year Ended         Year Ended        Year Ended       Year Ended
                                              Dec. 31, 1998      Dec. 31, 1997      Dec. 31, 1998    Dec. 31, 1997
                                              --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $  15,263,189      $   8,265,040     $   9,547,863     $ 6,888,549
     Net Realized Gain (Loss)
                                                    23,503,068          3,421,289         4,568,671       1,691,132
     Net Unrealized Gain (Loss) On
Investments                                         14,635,867         25,384,092        (1,474,643)      5,817,081
                                                    ----------         ----------        ----------       ---------

     Net Increase (Decrease) In Net Assets
Resulting From Operations
                                                    53,402,124         37,070,421        12,641,891      14,396,762
                                                    ----------         ----------        ----------      ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits
                                                   216,394,952        144,822,398        79,844,302      82,870,961
     Net Transfers Between Sub-accounts
                                                   102,268,526         47,516,208        (7,724,284)     (1,494,099)
     Surrenders
                                                   (58,367,611)       (24,446,295)      (27,572,405)    (14,996,389)
                                                   -----------        -----------       -----------     -----------

     Net Increase (Decrease) In Net Assets
Resulting From Capital Share Transactions
                                                   260,295,867        167,892,311        44,547,613      66,380,473
                                                   -----------        -----------        ----------      ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                   313,697,991        204,962,732        57,189,504      80,777,235
                                                   -----------        -----------        ----------      ----------

NET ASSETS:
     Beginning of Period
                                                   548,517,832        343,555,100       281,525,018     200,747,783
                                                   -----------        -----------       -----------     -----------
     End of Period                              $  862,215,823     $  548,517,832     $ 338,714,522   $ 281,525,018
                                                ==============     ==============     =============   =============


See Notes to Financial Statements.
* Date Operations Commenced.

                                                        AST - INVESCO                     AST - Oppenheimer
                                                        Equity Income                     Large-Cap Growth
                                                        --------------------------------------------------
                                                Year Ended         Year Ended        Year Ended       Year Ended
                                              Dec. 31, 1998      Dec. 31, 1997      Dec. 31, 1998    Dec. 31, 1997
                                              --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $   1,713,893       $    235,159     $  (3,844,979)   $ (2,130,901)
     Net Realized Gain (Loss)
                                                    74,959,901         51,219,443        15,229,472      10,286,564
     Net Unrealized Gain (Loss) On
Investments                                           (659,786)        33,592,279        47,502,492     (10,296,890)
                                                      --------         ----------        ----------     -----------

     Net Increase (Decrease) In Net Assets
Resulting From Operations
                                                    76,014,008         85,046,881        58,886,985      (2,141,227)
                                                    ----------         ----------        ----------      ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits
                                                   173,016,669        146,350,338        63,024,044     103,757,636
     Net Transfers Between Sub-accounts
                                                     8,653,629         35,938,268       (42,885,074)     88,201,541
     Surrenders
                                                   (43,203,454)       (24,646,531)      (15,785,444)     (5,931,255)
                                                   -----------        -----------       -----------      ----------

     Net Increase (Decrease) In Net Assets
Resulting From Capital Share Transactions
                                                   138,466,844        157,642,075         4,353,526     186,027,922
                                                   -----------        -----------         ---------     -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                   214,480,852        242,688,956        63,240,511     183,886,695
                                                   -----------        -----------        ----------     -----------

NET ASSETS:
     Beginning of Period
                                                   578,517,140        335,828,184       230,963,118      47,076,423
                                                   -----------        -----------       -----------      ----------
     End of Period                              $  792,997,992     $  578,517,140     $ 294,203,629   $ 230,963,118


See Notes to Financial Statements.
* Date Operations Commenced.

                                               AST - Janus                          AST - Twentieth Century
                                             Overseas Growth                          Strategic  Balanced
                                             ------------------------------------------------------------
                                                Year Ended        Jan. 3* Thru       Year Ended      Jan. 3* Thru
                                              Dec. 31, 1998      Dec. 31, 1997      Dec. 31, 1998    Dec. 31, 1997
                                              --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                $  (4,910,351)     $  (1,784,548)     $   (501,636)    $  (189,017)
     Net Realized Gain (Loss)
                                                    37,016,434          6,683,077         1,020,779         122,616
     Net Unrealized Gain (Loss) On
Investments                                         12,041,766          5,312,843        10,396,754       1,499,397
                                                    ----------          ---------        ----------       ---------

     Net Increase (Decrease) In Net Assets
Resulting From Operations
                                                    44,147,849         10,211,372        10,915,897       1,432,996
                                                    ----------         ----------        ----------       ---------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits
                                                   161,955,466        114,767,294        35,726,369      19,017,480
     Net Transfers Between Sub-accounts
                                                   153,831,178        129,101,250        16,908,109       8,740,443
     Surrenders
                                                   (24,183,836)        (3,528,548)       (2,400,654)       (554,916)
                                                   -----------         ----------        ----------        --------

     Net Increase (Decrease) In Net Assets
Resulting From Capital Share Transactions
                                                   291,602,808        240,339,996        50,233,824      27,203,007
                                                   -----------        -----------        ----------      ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                   335,750,657        250,551,368        61,149,721      28,636,003
                                                   -----------        -----------        ----------      ----------

NET ASSETS:
     Beginning of Period
                                                   250,551,368                  -        28,636,003               -
                                                   -----------                           ----------
     End of Period                              $  586,302,025     $  250,551,368     $  89,785,724    $ 28,636,003
                                                ==============     ==============     =============    ============


See Notes to Financial Statements.
* Date Operations Commenced.

                                                    AST - Twentieth Century                        Marsico
                                                     International  Growth                    Capital Growth
                                                     -------------------------------------------------------
                                                Year Ended        Jan. 3* Thru       Year Ended      Dec. 22* Thru
                                              Dec. 31, 1998      Dec. 31, 1997      Dec. 31, 1998    Dec. 31, 1997
                                              --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                 $   (732,394)      $   (221,199)    $  (3,805,339)     $   (2,901)
     Net Realized Gain (Loss)
                                                     4,635,099          1,087,975        10,988,279           4,780
     Net Unrealized Gain (Loss) On
Investments                                            641,361           (256,236)       67,527,282          20,045
                                                       -------           --------        ----------          ------

     Net Increase (Decrease) In Net Assets
Resulting From Operations
                                                     4,544,066            610,540        74,710,222          21,924
                                                     ---------            -------        ----------          ------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits
                                                    28,149,644         14,303,142       195,804,087         244,988
     Net Transfers Between Sub-accounts
                                                    16,248,250         18,442,360       309,697,826       6,906,147
     Surrenders
                                                    (6,036,911)          (870,844)      (16,853,192)        (11,024)
                                                    ----------           --------       -----------         -------

     Net Increase (Decrease) In Net Assets
Resulting From Capital Share Transactions
                                                    38,360,983         31,874,658       488,648,721       7,140,111
                                                    ----------         ----------       -----------       ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                    42,905,049         32,485,198       563,358,943       7,162,035
                                                    ----------         ----------       -----------       ---------

NET ASSETS:
     Beginning of Period
                                                    32,485,198                  -         7,162,035               -
                                                    ----------                            ---------
     End of Period                               $  75,390,247      $  32,485,198     $ 570,520,978     $ 7,162,035
                                                 =============      =============     =============     ===========


See Notes to Financial Statements.
* Date Operations Commenced.

                                                Stein Roe        Cohen & Steers     Bankers Trust
                                                 Venture             Realty         Enhanced 500
                                                 -----------------------------------------------
                                               Jan. 8* thru       Jan. 2* thru      Jan. 2* thru
                                              Dec. 31, 1998      Dec. 31, 1998      Dec. 31, 1998
                                              ---------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                 $    (60,801)      $   (297,537)    $  (1,811,494)
     Net Realized Gain (Loss)
                                                      (491,410)        (1,007,887)        6,558,158
     Net Unrealized Gain (Loss) On
Investments                                           (194,637)        (3,001,389)       26,889,330
                                                      --------         ----------        ----------

     Net Increase (Decrease) In Net Assets
Resulting From Operations
                                                      (746,848)        (4,306,813)       31,635,994
                                                      --------         ----------        ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits
                                                     4,745,696         17,163,867        62,801,858
     Net Transfers Between Sub-accounts
                                                     4,842,295         19,402,833       195,643,689
     Surrenders
                                                      (122,021)        (1,021,179)       (7,296,498)
                                                      --------         ----------        ----------

     Net Increase (Decrease) In Net Assets
Resulting From Capital Share Transactions
                                                     9,465,970         35,545,521       251,149,049
                                                     ---------         ----------       -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                     8,719,122         31,238,708       282,785,043
                                                     ---------         ----------       -----------

NET ASSETS:
     Beginning of Period
                                                             -                  -                 -
                                                   -----------       ------------      ------------
     End of Period                               $   8,719,122      $  31,238,708     $ 282,785,043
                                                 =============      =============     =============


See Notes to Financial Statements.
* Date Operations Commenced.

                                             AVP - Short Term                            AVP
                                               Multi Market                        Premier Growth
                                               --------------------------------------------------
                                                Year Ended         Year Ended        Year Ended       Year Ended
                                              Dec. 31, 1998      Dec. 31, 1997      Dec. 31, 1998    Dec. 31, 1997
                                              --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                 $     14,679       $     11,324      $   (120,235)     $  (97,853)
     Net Realized Gain (Loss)
                                                        (1,639)            (2,021)          499,402          27,071
     Net Unrealized Gain (Loss) On
Investments                                             (5,102)            (2,150)        2,985,092       2,066,050
                                                        ------             ------         ---------       ---------

     Net Increase (Decrease) In Net Assets
Resulting From Operations
                                                         7,938              7,153         3,364,259       1,995,268
                                                         -----              -----         ---------       ---------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits
                                                             -              9,650            77,249         174,594
     Net Transfers Between Sub-accounts
                                                         5,001            (68,999)          244,890         (61,081)
     Surrenders
                                                       (38,945)            (6,559)       (1,037,762)     (1,107,887)
                                                       -------             ------        ----------      ----------

     Net Increase (Decrease) In Net Assets
Resulting From Capital Share Transactions
                                                       (33,944)           (65,908)         (715,623)       (994,374)
                                                       -------            -------          --------        --------

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                       (26,006)           (58,755)        2,648,636       1,000,894
                                                       -------            -------         ---------       ---------

NET ASSETS:
     Beginning of Period
                                                       179,073            237,828         7,707,788       6,706,894
                                                       -------            -------         ---------       ---------
     End of Period                                $    153,067       $    179,073     $  10,356,424     $ 7,707,788
                                                  ============       ============     =============     ===========


See Notes to Financial Statements.
* Date Operations Commenced.

                                                   AVP                                    AVP - U.S. Govt/
                                             Growth & Income                            High Grade Securities
                                             ----------------------------------------------------------------
                                                Year Ended         Year Ended        Year Ended       Year Ended
                                              Dec. 31, 1998      Dec. 31, 1997      Dec. 31, 1998    Dec. 31, 1997
                                              --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                 $    (54,583)      $    (53,522)      $    85,363      $   66,544
     Net Realized Gain (Loss)
                                                     1,253,846            535,210            52,922          34,826
     Net Unrealized Gain (Loss) On
Investments                                            108,724          1,185,423            22,602          55,013
                                                       -------          ---------            ------          ------

     Net Increase (Decrease) In Net Assets
Resulting  From Operations
                                                     1,307,987          1,667,111           160,887         156,383
                                                     ---------          ---------           -------         -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits
                                                       115,116            276,029            13,387         133,835
     Net Transfers Between Sub-accounts
                                                      (654,741)           459,016           198,029         127,521
     Surrenders
                                                    (1,279,378)          (737,368)         (682,177)       (173,333)
                                                    ----------           --------          --------        --------

     Net Increase (Decrease) In Net Assets
Resulting From Capital Share Transactions
                                                    (1,819,003)            (2,323)         (470,761)         88,023
                                                    ----------             ------          --------          ------

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                      (511,016)         1,664,788          (309,874)        244,406
                                                      --------          ---------          --------         -------

NET ASSETS:
     Beginning of Period
                                                     7,818,464          6,153,676         2,448,642       2,204,236
                                                     ---------          ---------         ---------       ---------
     End of Period                               $   7,307,448      $   7,818,464     $   2,138,768     $ 2,448,642
                                                 =============      =============     =============     ===========


See Notes to Financial Statements.
* Date Operations Commenced.

                                                   AVP                                   AVP
                                               Total Return                         International
                                               --------------------------------------------------
                                                Year Ended         Year Ended        Year Ended       Year Ended
                                              Dec. 31, 1998      Dec. 31, 1997      Dec. 31, 1998    Dec. 31, 1997
                                              --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                  $     2,734        $     1,667       $    14,882      $  (17,836)
     Net Realized Gain (Loss)
                                                     1,072,682            291,938           269,668         135,014
     Net Unrealized Gain (Loss) On
Investments                                           (448,804)           533,306            75,427         (54,196)
                                                      --------            -------            ------         -------

     Net Increase (Decrease) In Net Assets
Resulting From Operations
                                                       626,612            826,911           359,977          62,982
                                                       -------            -------           -------          ------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits
                                                       210,259            433,691            32,371         107,530
     Net Transfers Between Sub-accounts
                                                      (353,823)            59,655          (634,830)       (163,920)
     Surrenders
                                                    (2,073,418)          (374,263)         (331,307)       (281,974)
                                                    ----------           --------          --------        --------

     Net Increase (Decrease) In Net Assets
Resulting From Capital Share Transactions
                                                    (2,216,982)           119,083          (933,766)       (338,364)
                                                    ----------            -------          --------        --------

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                    (1,590,370)           945,994          (573,789)       (275,382)
                                                    ----------            -------          --------        --------

NET ASSETS:
     Beginning of Period
                                                     5,181,452          4,235,458         3,435,909       3,711,291
                                                     ---------          ---------         ---------       ---------
     End of Period                               $   3,591,082      $   5,181,452     $   2,862,120     $ 3,435,909
                                                 =============      =============     =============     ===========


See Notes to Financial Statements.
* Date Operations Commenced.

                                                   AVP                               AVP - N.A.
                                               Money Market                       Government Income
                                               ----------------------------------------------------
                                                Year Ended         Year Ended        Year Ended       Year Ended
                                              Dec. 31, 1998      Dec. 31, 1997      Dec. 31, 1998    Dec. 31, 1997
                                              --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                 $     49,797       $     57,268       $    15,320      $   12,207
     Net Realized Gain (Loss)
                                                             -                  -            45,685          15,697
     Net Unrealized Gain (Loss) On
Investments                                                  -                  -           (54,583)          2,437
                                                       -------       ------------           -------           -----

     Net Increase (Decrease) In Net Assets
Resulting From Operations
                                                        49,797             57,268             6,422          30,341
                                                        ------             ------             -----          ------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits
                                                       191,842             54,967            13,386           5,498
     Net Transfers Between Sub-accounts
                                                     2,313,324           (234,453)         (178,048)         37,275
     Surrenders
                                                    (2,299,225)          (429,198)          (67,836)        (45,412)
                                                    ----------           --------           -------         -------

     Net Increase (Decrease) In Net Assets
Resulting From Capital Share Transactions
                                                       205,941           (608,684)         (232,498)         (2,639)
                                                       -------           --------          --------          ------

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                       255,738           (551,416)         (226,076)         27,702
                                                       -------           --------          --------          ------

NET ASSETS:
     Beginning of Period
                                                     1,300,522          1,851,938           370,316         342,614
                                                     ---------          ---------           -------         -------
     End of Period                               $   1,556,260      $   1,300,522      $    144,240      $  370,316
                                                 =============      =============      ============      ==========


See Notes to Financial Statements.
* Date Operations Commenced.

                                               AVP - Global   Dollar                            AVP
                                                    Government Income                      Utility Income
                                                    -----------------------------------------------------
                                                Year Ended         Year Ended        Year Ended       Year Ended
                                              Dec. 31, 1998      Dec. 31, 1997      Dec. 31, 1998    Dec. 31, 1997
                                              --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                 $     36,322       $     19,514       $     4,538      $    2,440
     Net Realized Gain (Loss)
                                                        71,446            115,679            91,637          21,368
     Net Unrealized Gain (Loss) On
Investments                                           (270,596)           (44,533)           79,380         154,428
                                                      --------            -------            ------         -------

     Net Increase (Decrease) In Net Assets
Resulting From Operations
                                                      (162,828)            90,660           175,555         178,236
                                                      --------             ------           -------         -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits
                                                        16,035              4,475            21,773          15,678
     Net Transfers Between Sub-accounts
                                                      (121,811)            (5,437)          (52,433)        (44,379)
     Surrenders
                                                       (42,332)          (152,463)         (138,283)       (112,205)
                                                       -------           --------          --------        --------

     Net Increase (Decrease) In Net Assets
Resulting From Capital Share Transactions
                                                      (148,108)          (153,425)         (168,943)       (140,906)
                                                      --------           --------          --------        --------

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                      (310,936)           (62,765)            6,612          37,330
                                                      --------            -------             -----          ------

NET ASSETS:
     Beginning of Period
                                                       832,085            894,850           890,645         853,315
                                                       -------            -------           -------         -------
     End of Period                                $    521,149       $    832,085      $    897,257      $  890,645
                                                  ============       ============      ============      ==========


See Notes to Financial Statements.
* Date Operations Commenced.

                                                   AVP                                   AVP
                                               Global Bond                             Conservative Investors
                                               --------------------------------------------------------------
                                                Year Ended         Year Ended        Year Ended       Year Ended
                                              Dec. 31, 1998      Dec. 31, 1997      Dec. 31, 1998    Dec. 31, 1997
                                              --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                  $      (402)      $     12,493       $    16,143      $   10,596
     Net Realized Gain (Loss)
                                                         3,014               (444)          116,928           6,338
     Net Unrealized Gain (Loss) On
Investments                                             36,191            (14,975)           16,734          84,412
                                                        ------            -------            ------          ------

     Net Increase (Decrease) In Net Assets
Resulting From Operations
                                                        38,803             (2,926)          149,805         101,346
                                                        ------             ------           -------         -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits
                                                           304             39,190           164,258          57,509
     Net Transfers Between Sub-accounts
                                                       (22,876)           (49,276)           89,784           3,871
     Surrenders
                                                       (40,056)           (18,555)         (299,525)        (44,281)
                                                       -------            -------          --------         -------

     Net Increase (Decrease) In Net Assets
Resulting From Capital Share Transactions
                                                       (62,628)           (28,641)          (45,483)         17,099
                                                       -------            -------           -------           ------

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                       (23,825)           (31,567)          104,322         118,445
                                                       -------            -------           -------         -------

NET ASSETS:
     Beginning of Period
                                                       361,791            393,358         1,163,764       1,045,319
                                                       -------            -------         ---------       ---------
     End of Period                                $    337,966       $    361,791     $   1,268,086     $ 1,163,764
                                                  ============       ============     =============     ===========


See Notes to Financial Statements.
* Date Operations Commenced.

                                                   AVP                                   AVP
                                             Growth Investors                          Growth
                                             ------------------------------------------------
                                                Year Ended         Year Ended        Year Ended       Year Ended
                                              Dec. 31, 1998      Dec. 31, 1997      Dec. 31, 1998    Dec. 31, 1997
                                              --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                 $     (3,891)       $      (264)     $    (76,043)     $  (79,818)
     Net Realized Gain (Loss)
                                                       134,770             28,441         1,000,300         604,151
     Net Unrealized Gain (Loss) On
Investments                                            127,440            124,320           640,819       1,001,396
                                                       -------            -------           -------       ---------

     Net Increase (Decrease) In Net Assets
Resulting From Operations
                                                       258,319            152,497         1,565,076       1,525,729
                                                       -------            -------         ---------       ---------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits
                                                        54,671             55,177            42,676         158,107
     Net Transfers Between Sub-accounts
                                                        17,197             (5,898)         (817,040)        (64,356)
     Surrenders
                                                      (124,107)           (34,941)         (532,941)       (826,184)
                                                      --------            -------          --------        --------

     Net Increase (Decrease) In Net Assets
Resulting From Capital Share Transactions
                                                       (52,239)            14,338        (1,307,305)       (732,433)
                                                       -------             ------        ----------        --------

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                       206,080            166,835           257,771         793,296
                                                       -------            -------           -------         -------

NET ASSETS:
     Beginning of Period
                                                     1,190,367          1,023,532         6,504,382       5,711,086
                                                     ---------          ---------         ---------       ---------
     End of Period                               $   1,396,447      $   1,190,367     $   6,762,153     $ 6,504,382
                                                 =============      =============     =============     ===========


See Notes to Financial Statements.
* Date Operations Commenced.

                                                   AVP                               Montgomery Emerging
                                                   Worldwide Privatization             Markets
                                                   -------------------------------------------
                                                Year Ended         Year Ended        Year Ended       Year Ended
                                              Dec. 31, 1998      Dec. 31, 1997      Dec. 31, 1998    Dec. 31, 1997
                                              --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                 $     (2,194)      $     (5,081)    $  (1,028,716)   $ (1,003,067)
     Net Realized Gain (Loss)
                                                       117,847             77,528       (26,592,612)      3,537,353
     Net Unrealized Gain (Loss) On
Investments                                              3,073             43,779       (10,896,085)    (13,430,624)
                                                         -----             ------       -----------     -----------

     Net Increase (Decrease) In Net Assets
Resulting From Operations
                                                       118,726            116,226       (38,517,413)    (10,896,338)
                                                       -------            -------       -----------     -----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits
                                                         1,267             18,224        15,292,607      49,233,800
     Net Transfers Between Sub-accounts
                                                       (32,624)           (40,124)      (11,481,926)     44,663,955
     Surrenders
                                                      (118,822)          (191,761)       (4,308,589)     (2,984,810)
                                                      --------           --------        ----------      ----------

     Net Increase (Decrease) In Net Assets
Resulting From Capital Share Transactions
                                                      (150,179)          (213,661)         (497,908)     90,912,945
                                                      --------           --------          --------      ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                       (31,453)           (97,435)      (39,015,321)      80,016,607
                                                       -------            -------       -----------       ----------

NET ASSETS:
     Beginning of Period
                                                     1,258,211          1,355,646       104,218,709      24,202,102
                                                     ---------          ---------       -----------      ----------
     End of Period                               $   1,226,758      $   1,258,211     $  65,203,388   $ 104,218,709
                                                 =============      =============     =============   =============


See Notes to Financial Statements.
* Date Operations Commenced.

                                               LAT - Equity
                                                  Value
                                                  -----
                                               May. 4* thru
                                              Dec. 31, 1998
                                              -------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                  $     2,589
     Net Realized Gain (Loss)
                                                       (39,164)
     Net Unrealized Gain (Loss) On
Investments                                            405,617
                                                       -------

     Net Increase (Decrease) In Net Assets
Resulting From Operations
                                                       369,042
                                                       -------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits
                                                     8,163,400
     Net Transfers Between Sub-accounts
                                                     2,581,848
     Surrenders
                                                      (161,130)
                                                      --------

     Net Increase (Decrease) In Net Assets
Resulting From Capital Share Transactions
                                                    10,584,118
                                                    ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                                    10,953,160
                                                    ----------

NET ASSETS:
     Beginning of Period
                                                             -
                                                    ----------
     End of Period                               $  10,953,160
                                                 =============


See Notes to Financial Statements.
* Date Operations Commenced.



American Skandia Life Assurance Corporation
Variable Account B - Class 1


Notes to Financial Statements
December 31, 1998
--------------------------------------------------------------------------------

1.   ORGANIZATION

American Skandia Life Assurance Corporation Variable Account B - Class 1 (the "Account") is a separate investment account of American Skandia Life Assurance Corporation ("American Skandia" or "Company"). The Account is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust. The Account commenced operations September 20, 1988.

As of December 31, 1998, the Account consisted of fifty-four sub-accounts. These financial statements report on forty-nine sub-accounts offered in the LifeVest Personal Security Annuity, the American Skandia Advisors Plan Annuity, the American Skandia Advisors Plan II Annuity, the Imperium Annuity, the American Skandia Protector Annuity, the Emerald Choice Annuity, American Skandia XTra Credit Annuity, American Skandia LifeVest Annuity and the Alliance Capital Navigator Annuity. Each of the forty-nine sub-accounts invests only in a single corresponding portfolio of either Neuberger Berman Advisers Management Trust, The Alger American Fund, American Skandia Trust, Alliance Variable Products Series Fund, Inc., Montgomery Variable Series, or Life & Annuity Trust (the "Trusts"). Neuberger Berman Management, Incorporated is the advisor for the Neuberger Berman Advisers Management Trust. Fred Alger Management, Inc. is the advisor for The Alger American Fund. American Skandia Investment Services, Incorporated, an affiliate, is the investment manager for American Skandia Trust, while Putnam Investment Management, Inc., Lord Abbett & Co., Janus Capital Corporation, J. P. Morgan Investment Management Inc., Neuberger Berman Management Incorporated, Federated Investment Counseling, T. Rowe Price
Associates, Inc., Rowe Price-Fleming International, Inc., Founders Asset Management, LLC, Pacific Investment Management Company, INVESCO Funds Group Inc., OppenheimerFunds,Inc., American Century Investment Management, Inc., Marisco Capital Management LLC, Stein Roe & Farnham Inc., Cohen and Steers Capital Management, Inc. and Bankers Trust Company, are the sub-advisors. Alliance Capital Management L.P. is the advisor for the Alliance Variable
Products Series Fund, Inc., and Montgomery Asset Management, L.P. is the investment advisor for the Montgomery Variable Series. Wells Fargo Bank N.A. is the investment manager for the Life and Annuity Trust.

The  investment  advisors  are paid fees for their  services  by the  respective
Trusts.

The Lifevest Personal Security Annuity, the American Skandia Advisors Plan Annuity, and the American Skandia Advisors Plan II Annuity, the Imperium Annuity, the Emerald Choice Annuity, American Skandia XTra Credit Annuity, the Alliance Capital Navigator Annuity, American Skandia LifeVest Annuity and the American Skandia Protector Annuity are marketed through American Skandia Marketing, Inc. an affiliate.

The following four sub-accounts became available for operations on January 2, 1998: the Lord Abbett Small Cap Value, the Stein Roe Venture, the Cohen and Steers Realty, and the Bankers Trust Enhanced 500. The Life & Annuity Trust Equity Value Fund became available for operations on May 1, 1998.


American Skandia Life Assurance Corporation
Variable Account B - Class 1


Notes to Financial Statements

--------------------------------------------------------------------------------


2.   VALUATION OF INVESTMENTS

The market value of the investments in the sub-accounts is based on the net asset values of the Trust shares held at the end of the current period. Transactions are accounted for on the trade date and dividend income is recognized on an accrual basis. Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.   ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.   INCOME TAXES

American Skandia does not expect to incur any federal income tax liability on earnings, or realized capital gains attributable to the Account; therefore, no charges for federal income taxes are currently deducted from the Account. If American Skandia incurs income taxes attributable to the Account, or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.

Under current laws, American Skandia may incur state and local income taxes (in addition to premium tax) in several states. The Company does not anticipate that these will be significant. However, American Skandia may make charges to the Account in the event that the amount of these taxes changes.

5.   DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Internal Revenue Code provides that a variable annuity contract, in order to qualify as an annuity, must have an "adequately diversified" segregated asset account (including investments in a mutual fund by the segregated asset account of the insurance companies). If the diversification requirements under the Internal Revenue Code are not met and the annuity is not treated as an annuity, the taxpayer will be subject to income tax on the annual gain in the contract. The Treasury Department's regulations prescribe the diversification requirements for variable annuity contracts. We believe the underlying mutual fund portfolios complied with the terms of these regulations.


American Skandia Life Assurance Corporation
Variable Account B - Class 1


Notes to Financial Statements

--------------------------------------------------------------------------------

6.   CONTRACT CHARGES

The following contract charges are paid to American Skandia which provides administrative services to the Account:

Mortality and Expense Risk Charges - Charged daily against the Account at an annual rate of 1.25% of the net assets.

Administrative  Fees - Charged  daily  against  the Account at an annual rate of
 .15% of the net assets. A maintenance fee of $30 per contractowner account is deducted at the end of each contract year and on surrender.

Contingent Deferred Sales Charges are computed as set forth in the respective prospectus' of the LifeVest Personal Security Annuity, the American Skandia Advisors Plan Annuity, the American Skandia Advisor Plan II Annuity, the Imperium Annuity, the American Skandia Protector Annuity, the American Skandia Xtra Credit Annuity, the American Skandia Emerald Choice Annuity, or The Alliance Capital Navigator Annuity. These charges may be imposed on the full or partial surrender of certain contracts. There is no contingent deferred sales charge if all premiums were received at least eight complete years prior to the date of the full or partial surrender.

7.    YEAR 2000 COMPLIANCE  (UNAUDITED)

The Company is continuing its ongoing assessment of the potential impact of the year 2000 issue on various aspects of its business. The Company's computer support is provided by its affiliate, American Skandia Information Services and Technology Corporation, which also provides such support for the Company's affiliated broker-dealer, American Skandia Marketing, Incorporated, and the Company's affiliated investment advisory firm, American Skandia Investment Services, Incorporated. Because of the nature of the Company's business, any assessment of the potential impact of the year 2000 issues on the Company must be an assessment of the potential impact of these issues on all these companies, which are referred to below as "American Skandia".

Business Partners

Management believes the Company is most vulnerable in its interfaces with computer systems of investment managers, sub-advisors, third party administrators, vendors and other business partners. The inability to properly recognize date sensitive electronic information and transfer data between systems could cause errors or even a complete systems failure which would result in a temporary inability to process transactions correctly or engage in normal business activities.

The American Skandia deferred annuity operational business partners report that all critical interfaces are Year 2000 compliant.

American Skandia Life Assurance Corporation
Variable Account B - Class 1

Notes to Financial Statements

--------------------------------------------------------------------------------

All investment managers and sub-advisors are required by the Securities and Exchange Commission to publicly disclose their Year 2000 status in December 1998 and June 1999.

American Skandia has initiated formal communications with parties that provide third party administration, record keeping and trust services in connection with its life insurance and qualified retirement plan annuities business. Management has already received several written assurances that these firms will be Year 2000 compliant. The Company expects to have certifications from all remaining parties by July 1999. American Skandia is currently developing contingency plans in the event that these targets are not met.

Information Technology Systems

American Skandia is a relatively young company whose internally developed systems were designed from the start with four digit year codes. The Company engaged an external information technology specialist to review American Skandia's operating systems and internally developed software. The assessment was completed in December 1997 and the results were favorable. Specific modifications were suggested, evaluated and implemented for the annuity administration system. This project was completed during 1998 and a certificate of compliance has been received. Other non-critical internally developed applications in the client/server area have already been or will be remediated during 1999. The costs associated with this aspect of Year 2000 compliance have not had, and are not expected to have, a significant impact on the Company's results from operations.

Suppliers and Non-Information Technology Systems

Like most companies, American Skandia is reliant on network, and desktop operating systems and software providers to release compliant versions of their respective systems. American Skandia's network is currently at the most compliant level available. The standard desktop software will be replaced, as fully compliant versions become available. In addition, the Company is in the process of contacting the non-information systems vendors and suppliers regarding their Year 2000 compliance status and will factor the results of these assessments into its contingency plans.

Management believes it has an effective program in place to resolve the Year 2000 issue in a timely manner. However, should errors or disruptions in computer service occur, the Company could realize losses. Given the nature and uncertainty of such losses, the amounts cannot be reasonably determined.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS



8.   CHANGES IN THE UNITS
OUTSTANDING

                                7 Class 1 Sub-accounts
                                  Investing In:
                                            NBAMT                   AAF-Small
                                          Partners               Capitalization
                                          -------------------------------------
                                   Year Ended   Year Ended   Year Ended   Year Ended
                                    Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                      1998         1997         1998         1997
                                      -------------------------------------------
Units Outstanding Beginning of      31,834,555   18,457,334   13,866,126   14,939,269
the Period
Units Purchased                      4,105,063    9,679,244    1,245,613    1,933,994
Units Transferred Between           (8,027,728)   4,875,366     (436,382)  (2,187,695)
Sub-accounts
Units Surrendered                   (1,979,232)  (1,177,389)    (972,761)    (819,442)
                                    ----------   ----------     --------     --------
Units Outstanding End of the        25,932,658   31,834,555   13,702,596   13,866,126
                                    ==========   ==========   ==========   ==========
Period


* Date Operations Commenced.


                                                                       AAF
                                         AAF-Growth               MidCap Growth
                                         --------------------------------------
                                   Year Ended   Year Ended   Year Ended   Year Ended
                                    Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                      1998         1997         1998         1997
                                      -------------------------------------------
Units Outstanding Beginning of      15,854,570   15,666,357   14,687,032   14,528,945
the Period
Units Purchased                      2,331,363    2,460,915    2,575,065    3,129,612
Units Transferred Between              108,753  (1,327,005)    1,298,394   (2,236,547)
Sub-accounts
Units Surrendered                   (1,125,894)    (945,697)  (1,000,528)    (734,978)
                                    ----------     --------   ----------     --------
Units Outstanding End of the        17,168,792   15,854,570   17,559,963   14,687,032
                                    ==========   ==========   ==========   ==========
Period


* Date Operations Commenced.


                                         AST- Putnam               AST-Putnam
                                    International Equity         Balanced Asset
                                    -------------------------------------------
                                   Year Ended   Year Ended   Year Ended   Year Ended
                                    Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                      1998         1997         1998         1997
                                      -------------------------------------------
Units Outstanding Beginning of      17,534,233   17,220,688   22,109,373   20,691,852
the Period
Units Purchased                      1,843,706    2,412,511    2,761,491    3,416,194
Units Transferred Between             (449,181)    (997,793)    (485,362)    (489,875)
Sub-accounts
Units Surrendered                   (1,180,198)  (1,101,173)  (1,751,158)  (1,508,798)
                                    ----------   ----------   ----------   ----------
Units Outstanding End of the        17,748,560   17,534,233   22,634,344   22,109,373
                                    ==========   ==========   ==========   ==========
Period


* Date Operations Commenced.


                                      AST-Putnam Value           AST-Lord Abbett
                                       Growth & Income           Growth & Income
                                       -----------------------------------------
                                   Year Ended  Jan. 3* thru  Year Ended   Year Ended
                                    Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                      1998         1997         1998         1997
                                      -------------------------------------------
Units Outstanding Beginning of       9,523,815            0   42,197,002   28,937,085
the Period
Units Purchased                      4,822,989    5,163,022   10,235,556   11,603,965
Units Transferred Between              133,543    4,522,905   (1,521,585)   3,636,261
Sub-accounts
Units Surrendered                     (635,157)    (162,112)  (2,931,624)  (1,980,309)
                                      --------     --------   ----------   ----------
Units Outstanding End of the        13,845,190    9,523,815   47,979,349   42,197,002
                                    ==========    =========   ==========   ==========
Period


* Date Operations Commenced.

                                    AST-Lord       AST
                                     Abbett
                                   Small Cap      JanCap
                                     Value        Growth
                                     -------------------
                                  Jan. 2* thru  Year Ended   Year Ended
                                    Dec. 31,     Dec. 31,     Dec. 31,
                                      1998         1998         1997
                                      ------------------------------
Units Outstanding Beginning of               0   62,486,302   46,779,164
the Period
Units Purchased                      2,104,040   13,611,226   15,973,272
Units Transferred Between            2,073,342    8,705,025    2,439,688
Sub-accounts
Units Surrendered                      (95,512)  (4,170,955)  (2,705,822)
                                       -------   ----------   ----------
Units Outstanding End of the         4,081,870   80,631,598   62,486,302
                                     =========   ==========   ==========
Period


* Date Operations Commenced.


                                      AST                    AST- Neuberger & Berman
                                  Money Market                    Midcap Value
                                  --------------------------------------------
                                   Year Ended   Year Ended   Year Ended   Year Ended
                                    Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                      1998         1997         1998         1997
                                      -------------------------------------------
Units Outstanding Beginning of      66,870,000   42,435,169   11,745,440    9,062,152
the Period
Units Purchased                     87,759,186   80,965,954    4,805,522    1,402,045
Units Transferred Between          (65,830,717) (47,392,033)     709,282    1,853,390
Sub-accounts
Units Surrendered                  (12,943,027)  (9,139,090)    (850,123)    (572,147)
                                   -----------   ----------     --------     --------
Units Outstanding End of the        75,855,442   66,870,000   16,410,121   11,745,440
                                    ==========   ==========   ==========   ==========
Period


* Date Operations Commenced.


                                   AST- Neuberger & Berman        AST-Federated
                                        Midcap Growth              High Yield
                                        -------------------------------------
                                   Year Ended   Year Ended   Year Ended   Year Ended
                                    Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                      1998         1997         1998         1997
                                      -------------------------------------------
Units Outstanding Beginning of      11,293,799    9,563,858   29,663,242   15,460,522
the Period
Units Purchased                      2,745,074    2,991,383   13,411,950   10,945,250
Units Transferred Between               29,773     (727,314)    (542,547)   4,425,749
Sub-accounts
Units Surrendered                     (679,357)    (534,128)  (2,362,501)  (1,168,279)
                                      --------     --------   ----------   ----------
Units Outstanding End of the        13,389,289   11,293,799   40,170,144   29,663,242
                                    ==========   ==========   ==========   ==========
Period


* Date Operations Commenced.


                                      AST-T. Rowe Price            AST-T. Rowe
                                      Asset Allocation         Price International
                                                                     Equity
                                                                     ------
                                   Year Ended   Year Ended   Year Ended   Year Ended
                                    Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                      1998         1997         1998         1997
                                      -------------------------------------------
Units Outstanding Beginning of      13,524,781    8,863,840   37,784,426   32,628,595
the Period
Units Purchased                      4,774,662    4,329,794    3,616,803    9,274,838
Units Transferred Between            1,240,495      887,193   (4,990,460)  (2,510,182)
Sub-accounts
Units Surrendered                   (1,070,623)    (556,046)  (2,082,344)  (1,608,825)
                                    ----------     --------   ----------   ----------
Units Outstanding End of the        18,469,315   13,524,781   34,328,425   37,784,426
                                    ==========   ==========   ==========   ==========
Period


* Date Operations Commenced.


                                         AST-T. Rowe            AST-T. Rowe Price
                                  Price International Bond      Natural Resources
                                  -----------------------------------------------
                                   Year Ended   Year Ended   Year Ended   Year Ended
                                    Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                      1998         1997         1998         1997
                                      -------------------------------------------
Units Outstanding Beginning of      12,089,872    8,677,712    7,550,076    6,061,852
the Period
Units Purchased                      2,080,674    3,527,220      719,907    2,783,573
Units Transferred Between           (1,532,040)     431,115  (2,215,406)    (989,683)
Sub-accounts
Units Surrendered                     (630,814)    (546,175)    (357,124)    (305,666)
                                      --------     --------     --------     --------
Units Outstanding End of the        12,007,692   12,089,872    5,697,453    7,550,076
                                    ==========   ==========    =========    =========
Period


* Date Operations Commenced.


                                      AST-T.Rowe Price            AST-Founders
                                     Small Company Value      Capital Appreciation
                                     ---------------------------------------------
                                   Year Ended  Jan. 3* thru  Year Ended   Year Ended
                                    Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                      1998         1997         1998         1997
                                      -------------------------------------------
Units Outstanding Beginning of      14,612,510            0   14,662,728   12,282,211
the Period
Units Purchased                      8,268,339    5,872,306    2,138,530    4,218,093
Units Transferred Between            2,739,257    8,916,648     (852,642)  (1,241,937)
Sub-accounts
Units Surrendered                     (919,895)    (176,444)    (945,615)    (595,639)
                                      --------     --------     --------     --------
Units Outstanding End of the        24,700,211   14,612,510   15,003,001   14,662,728
                                    ==========   ==========   ==========   ==========
Period


* Date Operations Commenced.


                                        AST-Founders             AST-PIMCO Total
                                          Passport                 Return Bond
                                          ------------------------------------
                                   Year Ended   Year Ended   Year Ended   Year Ended
                                    Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                      1998         1997         1998         1997
                                      -------------------------------------------
Units Outstanding Beginning of       9,988,104    9,922,698   44,098,036   29,921,643
the Period
Units Purchased                        982,194    2,366,964   15,487,198   12,095,654
Units Transferred Between           (1,248,789)  (1,910,689)   7,951,018    4,027,450
Sub-accounts
Units Surrendered                     (513,886)    (390,869)  (3,311,634)  (1,946,711)
                                      --------     --------   ----------   ----------
Units Outstanding End of the         9,207,623    9,988,104   64,224,618   44,098,036
                                     =========    =========   ==========   ==========
Period


* Date Operations Commenced.


                                          AST-PIMCO                AST-INVESCO
                                    Limited Maturity Bond         Equity Income
                                    -------------------------------------------
                                   Year Ended   Year Ended   Year Ended   Year Ended
                                    Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                      1998         1997         1998         1997
                                      -------------------------------------------
Units Outstanding Beginning of      25,008,310   18,894,375   33,420,274   23,592,226
the Period
Units Purchased                      6,819,143    7,494,640    9,297,421    8,977,974
Units Transferred Between             (684,313)    (100,195)     531,077    2,263,991
Sub-accounts
Units Surrendered                   (2,279,208)  (1,280,510)  (2,254,585)  (1,413,917)
                                    ----------   ----------   ----------   ----------
Units Outstanding End of the        28,863,932   25,008,310   40,994,187   33,420,274
                                    ==========   ==========   ==========   ==========
Period


* Date Operations Commenced.


                                       AST-Oppenheimer       AST-Janus
                                      Large-Cap Growth           Overseas Growth
                                      ------------------------------------------
                                   Year Ended   Year Ended   Year Ended  Jan. 3* thru
                                    Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                      1998         1997         1998         1997
                                      -------------------------------------------
Units Outstanding Beginning of      18,736,994    4,324,161   21,405,891            0
the Period
Units Purchased                      4,623,955    8,013,060   11,899,890   10,023,709
Units Transferred Between           (3,230,217)   6,821,916   11,883,784   11,666,669
Sub-accounts
Units Surrendered                   (1,121,490)    (422,143)  (1,477,802)    (284,487)
                                    ----------     --------   ----------     --------
Units Outstanding End of the        19,009,242   18,736,994   43,711,763   21,405,891
                                    ==========   ==========   ==========   ==========
Period


* Date Operations Commenced.


                                    AST-Twentieth Century     AST-Twentieth Century
                                     Strategic Balanced       International Growth
                                     ---------------------------------------------
                                   Year Ended  Jan. 3* thru  Year Ended  Jan. 3* thru
                                    Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                      1998         1997         1998         1997
                                      -------------------------------------------
Units Outstanding Beginning of       2,560,866            0    2,857,188            0
the Period
Units Purchased                      2,937,698    1,768,125    1,880,604    1,259,021
Units Transferred Between            1,389,668      832,332    1,128,158    1,673,026
Sub-accounts
Units Surrendered                     (174,167)     (39,591)    (195,614)     (74,859)
                                      --------      -------     --------      -------
Units Outstanding End of the         6,714,065    2,560,866    5,670,336    2,857,188
                                     =========    =========    =========    =========
Period


* Date Operations Commenced.


                                      AST-Marsico           AST - Stein     AST - Cohen
                                                                Roe           &
                                       Capital Growth         Venture       Steers Realty
                                       --------------------------------------------------
                                   Year Ended  Dec. 22* thru  Jan. 8* thru    Jan. 2* thru
                                     Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                      1998         1997         1998         1998
                                      -------------------------------------------
Units Outstanding Beginning of         714,309            0            0            0
the Period
Units Purchased                     15,519,396       24,445      543,098    1,904,485
Units Transferred Between           25,482,134      690,432      547,131    1,980,757
Sub-accounts
Units Surrendered                     (958,390)        (568)     (11,890)    (113,781)
                                      --------         ----      -------     --------
Units Outstanding End of the        40,757,449      714,309    1,078,339    3,771,461
                                    ==========      =======    =========    =========
Period


* Date Operations Commenced.


                                     AST -           AVP - Short
                                    Bankers              Term
                                     Trust           Multi Market
                                  Enhanced 500
                                  ------------      -------------
                                  Jan. 2* thru  Year Ended   Year Ended
                                    Dec. 31,     Dec. 31,     Dec. 31,
                                      1998         1998         1997
                                      ------------------------------
Units Outstanding Beginning of               0       15,900       21,778
the Period
Units Purchased                      5,538,994          (1)          878
Units Transferred Between           17,516,454          437       (6,154)
Sub-accounts
Units Surrendered                     (633,694)      (3,371)        (602)
                                      --------       ------         ----
Units Outstanding End of the        22,421,754       12,965       15,900
                                    ==========       ======       ======
Period


* Date Operations Commenced.


                                     AVP -                  AVP - Growth
                                    Premier
                                     Growth                   & Income
                                     ---------------------------------
                                   Year Ended   Year Ended   Year Ended   Year Ended
                                    Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                      1998         1997         1998         1997
                                      -------------------------------------------
Units Outstanding Beginning of         282,732      324,710      333,337      333,181
the Period
Units Purchased                          1,314        6,675        3,501       12,865
Units Transferred Between                7,195       (4,828)     (25,574)      22,165
Sub-accounts
Units Surrendered                      (30,870)     (43,825)     (49,892)     (34,874)
                                       -------      -------      -------      -------
Units Outstanding End of the           260,371      282,732      261,372      333,337
                                       =======      =======      =======      =======
Period


* Date Operations Commenced.


                                      AVP - U.S. Govt /     AVP - Total
                                    High Grade Securities      Return
                                    ---------------------------------
                                   Year Ended   Year Ended   Year Ended   Year Ended
                                    Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                      1998         1997         1998         1997
                                      -------------------------------------------
Units Outstanding Beginning of         192,058      185,268      307,432      300,093
the Period
Units Purchased                            543       10,827       11,281       26,945
Units Transferred Between               15,479       10,432     (19,815)        3,595
Sub-accounts
Units Surrendered                      (50,863)     (14,469)    (114,185)     (23,201)
                                       -------      -------     --------      -------
Units Outstanding End of the           157,217      192,058      184,713      307,432
                                       =======      =======      =======      =======
Period


* Date Operations Commenced.


                                      AVP                   AVP - Money
                                  International                Market
                                  -----------------------------------
                                   Year Ended   Year Ended   Year Ended   Year Ended
                                    Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                      1998         1997         1998         1997
                                      -------------------------------------------
Units Outstanding Beginning of         235,027      258,640      115,139      169,930
the Period
Units Purchased                          1,791        6,974       15,966          504
Units Transferred Between              (40,112)     (11,547)     201,900      (20,893)
Sub-accounts
Units Surrendered                      (21,019)     (19,040)    (199,898)     (34,402)
                                       -------      -------     --------      -------
Units Outstanding End of the           175,687      235,027      133,107      115,139
                                       =======      =======      =======      =======
Period


* Date Operations Commenced.


                                       AVP - N.A. Govt          AVP - Global
                                     Income                    Dollar Govt Income
                                     --------------------------------------------
                                   Year Ended   Year Ended   Year Ended   Year Ended
                                    Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                      1998         1997         1998         1997
                                      -------------------------------------------
Units Outstanding Beginning of          27,787       27,786       51,199       61,473
the Period
Units Purchased                            510          443          747          290
Units Transferred Between              (13,251)        2,955      (7,952)        (465)
Sub-accounts
Units Surrendered                       (4,498)      (3,397)      (2,455)     (10,099)
                                        ------       ------       ------      -------
Units Outstanding End of the            10,548       27,787       41,539       51,199
                                        ======       ======       ======       ======
Period


* Date Operations Commenced.


                                     AVP -                  AVP - Global
                                    Utility
                                     Income                     Bond
                                     -------------------------------
                                   Year Ended   Year Ended   Year Ended   Year Ended
                                    Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                      1998         1997         1998         1997
                                      -------------------------------------------
Units Outstanding Beginning of          57,174       67,898       28,395       30,644
the Period
Units Purchased                          1,316        1,198           21        3,131
Units Transferred Between               (3,007)      (3,597)      (1,751)      (3,890)
Sub-accounts
Units Surrendered                       (8,338)      (8,325)      (3,091)      (1,490)
                                        ------       ------       ------       ------
Units Outstanding End of the            47,145       57,174       23,574       28,395
                                        ======       ======       ======       ======
Period


* Date Operations Commenced.


                                     AVP - Conservative     AVP - Growth
                                   Investors                 Investors
                                   -----------------------------------
                                   Year Ended   Year Ended   Year Ended   Year Ended
                                    Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                      1998         1997         1998         1997
                                      -------------------------------------------
Units Outstanding Beginning of          89,301       87,961       81,759       80,640
the Period
Units Purchased                         11,911        4,662        3,501        4,202
Units Transferred Between                6,895          317        1,101        (450)
Sub-accounts
Units Surrendered                      (21,691)      (3,639)      (7,713)      (2,633)
                                       -------       ------       ------       ------
Units Outstanding End of the            86,416       89,301       78,648       81,759
                                        ======       ======       ======       ======
Period


* Date Operations Commenced.

                                      AVP                      AVP -
                                                             Worldwide
                                     Growth                 Privatization
                                     ------------------------------------
                                   Year Ended   Year Ended   Year Ended   Year Ended
                                    Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                      1998         1997         1998         1997
                                      -------------------------------------------
Units Outstanding Beginning of         293,327      330,184       89,962      105,845
the Period
Units Purchased                            663        8,471           84        1,350
Units Transferred Between              (33,153)      (3,289)      (1,724)      (3,070)
Sub-accounts
Units Surrendered                      (20,576)     (42,039)      (8,057)     (14,163)
                                       -------      -------       ------      -------
Units Outstanding End of the           240,261      293,327       80,265       89,962
                                       =======      =======       ======       ======
Period


* Date Operations Commenced.


                                   Montgomery               LAT - Equity
                                    Emerging                 Value Fund
                                    Markets
                                    -------
                                   Year Ended     Year Ended  May 4,* thru
                                    Dec. 31,       Dec. 31,     Dec. 31,
                                      1998           1997         1998
                                      --------------------------------
Units Outstanding Beginning of      10,371,104    2,360,940            0
the Period
Units Purchased                      1,909,232    4,288,871      881,906
Units Transferred Between           (1,222,281)   3,960,172      280,035
Sub-accounts
Units Surrendered                     (523,672)    (238,879)     (13,092)
                                      --------     --------      -------
Units Outstanding End of the        10,534,383   10,371,104    1,148,849
                                    ==========   ==========    =========
Period


* Date Operations Commenced.
VARIABLE ACCOUNT B - CLASS 1

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


9.  SECURITIES TRANSACTIONS (CONT.)

Purchases and sales of securities, other than short-term securities, for the year ended December 31, 1998 were as follows:

                                                           Purchases              Sales
                                                     ------------------------------------------
NBAMT - Partners                                             $ 211,227,219       $ 248,237,285
AAF - Small Capitalization                                     541,253,824         485,415,506
AAF - Growth                                                   610,555,795         429,396,454
AAF - Midcap                                                   269,716,519         166,171,813
AST - Putnam International Equity                              221,380,219         171,022,786
AST - Putnam Balanced                                           63,240,290          29,298,693
AST - Putnam Value Growth & Income                              78,229,679          22,415,216
AST - Lord Abbett Growth & Income                              316,409,893         138,309,895
AST - Lord Abbett Small Cap Value                               52,212,458          10,001,399
AST - JanCap Growth                                          1,528,629,786         905,379,148
AST - Money Market                                           3,614,317,083       3,478,041,119
AST - Neuberger & Berman Midcap Value                          203,144,670         115,273,133
AST - Neuberger & Berman Midcap Growth                         210,448,072         148,760,949
AST - Federated High Yield Bond                                362,705,310         190,641,441
AST - T. Rowe Price Asset Allocation                           102,653,143          17,564,334
AST - T. Rowe Price International Equity                       374,711,243         414,739,972
AST - T. Rowe Price International Bond                          32,374,496          34,067,344
AST - T. Rowe Price Natural Resources                           28,642,174          48,521,917
AST - T. Rowe Price Small Company Value                        180,459,620          54,220,940
AST - Founders Capital Appreciation                             71,849,829          61,753,055
AST - Founders Passport                                        108,400,061         119,725,842
AST - Pimco Total Return Bond                                  461,105,221         173,641,874
AST - Pimco Limited Maturity Bond                              176,564,627         122,469,152
AST - INVESCO Equity Income                                    364,257,181         194,753,108
AST - Oppenheimer Large-Cap Growth                             107,825,138         107,316,589
AST - Janus Overseas Growth                                    599,911,272         313,218,801
AST - 20th Century Strategic Balanced                           55,137,305           5,405,116
AST - 20th Century International Growth                         89,202,065          51,544,903
AST - Marsico Capital Growth                                   579,714,969          94,871,335
AST - Stein Roe Venture                                         11,108,378           1,703,209
AST - Cohen & Steers Realty                                     40,207,137           4,959,154
AST - Bankers Trust Enhanced 500                               381,942,151         132,604,597
Alliance Short Term Multi Market                                    22,125              41,480
Alliance Premium Growth                                            898,993           1,734,559
Alliance Growth & Income                                         1,008,621           2,235,834
Alliance U.S. Government                                           510,011             881,308
Alliance Total Return                                              683,996           2,598,571
Alliance International                                             256,938           1,085,760
Alliance Money Market                                            3,159,090           2,903,477
Alliance North American Government Income                           42,052             256,679
Alliance Global Dollar Government Income                           102,467             180,486
Alliance Utility Income                                            141,364             297,627
Alliance Global Bond                                                23,972              85,463
Alliance Conservative Investors                                    402,717             387,683
Alliance Growth Investors                                          178,224             140,462
Alliance Growth                                                    444,799           1,478,863
Alliance World Privatization                                       117,299             208,529
Montgomery Variable Emerging Markets                            51,440,033          52,966,649
LAT Equity Value                                                11,342,039             755,332
                                                     ==========================================
                                                          $ 12,120,311,567     $ 8,559,684,841
                                                     ==========================================

                                                           American Skandia Life
                                                           Assurance Corporation

                                         Variable Account B - Class 1 Stagecoach

                                          Years ended December 31, 1998 and 1997

                          Independent Auditor's Report


To the Contractowners of
    American Skandia Life Assurance Corporation
    Variable Account B - Class 1 (Stagecoach Variable Annuity and Stagecoach Variable Annuity Plus) and the
    Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
    Shelton, Connecticut

We have audited the accompanying statement of assets, liabilities and contractowners' equity of the eighteen sub-accounts of American Skandia Life Assurance Corporation Variable Account B - Class 1, referred to in Note 1, as of December 31, 1998, the related statements of operations for the year then ended, and the statements of changes in net assets for the years ended December 31, 1998 and 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the eighteen sub-accounts of American Skandia Life Assurance Corporation Variable Account B - Class 1, referred to in Note 1, at December 31, 1998, and the results of their operations for the year then ended, and their changes in net assets for the years ended December 31, 1998 and 1997 in conformity with generally accepted accounting principles.



/s/Ernst & Young LLP


Hartford, Connecticut
February 20, 1999





AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARAIBLE ACCOUNT B --- CLASS 1 STAGECOACH
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNERS' EQUITY
AS OF DECEMBER 31, 1998



------------------------------------------------------------------------------------------------------------------------------------

                                           ASSETS

Investment in mutual funds at market value ( Note 2 ):
      The Alger American Fund ( AAF ):
            Growth Portfolio - 20,345,455 shares ( cost $881,216,700)                            $1,082,785,093
      American Skandia Trust ( AST ):
            Jancap Growth Portfolio - 86,170,244 shares ( cost $2,212,700,991)                    3,188,299,017
            Neuberger & Berman Midcap Value Portfolio - 20,076,980 shares ( cost $263,026,696)      264,213,061
            Neuberger & Berman Midcap Growth Portfolio - 14,854,306 shares ( cost $236,091,915)     256,385,317
            T. Rowe Price International Equity Portfolio - 33,694,943 shares ( cost $422,542,562)   451,175,293
            T. Rowe Price Small Company Value Portfolio - 24,211,730 shares ( cost $302,599,212)    276,740,076
            Founders Capital Appreciation Portfolio - 15,026,873 shares ( cost $248,508,628)        264,623,225
            PIMCO Total Return Bond Portfolio - 71,731,766 shares ( cost $814,553,094)              862,215,824
            PIMCO Limited Maturity Bond Portfolio - 30,542,337 shares ( cost $328,130,560)          338,714,522
            INVESCO Equity Income Portfolio - 45,314,171 shares ( cost $716,634,079)                792,997,993
            Stein Roe Venture Portfolio - 1,063,308 shares ( cost $8,913,759)                         8,719,122
      Montgomery Variable Series ( Montgomery ):
            Emerging Markets Fund - 9,894,293 shares ( cost $89,088,202)                             65,203,388
      Life and Annuity Trust (LAT):
            U.S. Government Allocation Fund - 3,372,299 shares ( cost $34,815,289)                   34,431,177
            Asset Allocation Fund - 11,611,333 shares ( cost $142,621,271)                          156,172,429
            Growth Fund - 5,031,604 shares ( cost $81,364,067)                                      100,833,342
            Money Market Fund - 26,287,599 shares ( cost $26,287,599)                                26,287,599
            Equity Value Fund - 1,146,928 shares ( cost $10,547,544)                                 10,953,160
            Strategic Growth Fund - 76,321 shares ( cost $852,670)                                    1,063,912
                                                                                              ------------------
                          Total Invested Assets                                                  $8,181,813,550

Receivable from American Skandia Life Assurance Corporation                                          10,205,359
Receivable from The Alger American Fund                                                               5,971,332
                                                                                              ------------------
                          Total Receivables                                                        $ 16,176,691




                                                                                              ==================
                          Total Assets                                                           $8,197,990,241
                                                                                              ==================

------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.



--------------------------------------------------------------------------------

                                         LIABILITIES



Payable to American Skandia Trust                                                                                       $ 15,017,899
Payable to Montgomery Variable Series                                                                                        930,400
Payable to Wells Capital Management                                                                                          228,394
                                                                                                                   -----------------
                          Total Liabilities                                                                             $ 16,176,693


                                         NET ASSETS
                                                                                                             Unit
Contractowners' Equity                                                                          Units        Value

       AAF - Growth                                                                             17,168,792    63.07    1,082,785,093
       AST - JanCap Growth                                                                      80,631,598    39.54    3,188,299,017
       AST - Neuberger & Berman Midcap Value                                                    16,410,121    16.10      264,213,061
       AST - Neuberger & Berman Midcap Growth                                                   13,389,289    19.15      256,385,317
       AST - T. Rowe Price International Equity                                                 34,328,425    13.14      451,175,293
       AST - T. Rowe Price Small Company Value                                                  24,700,211    11.20      276,740,076
       AST - Founders Capital Appreciation                                                      15,003,001    17.64      264,623,225
       AST - PIMCO Total Return Bond                                                            64,224,618    13.43      862,215,823
       AST - PIMCO Limited Maturity Bond                                                        28,863,932    11.73      338,714,522
       AST - INVESCO Equity Income                                                              40,994,187    19.34      792,997,992
       AST - Stein Roe Venture                                                                   1,078,339     8.09        8,719,122
       Montgomery Emerging Markets                                                              10,534,383     6.19       65,203,388
       LAT - U.S. Government Allocation                                                          2,707,641    12.72       34,431,177
       LAT - Asset Allocation                                                                    7,584,157    20.59      156,172,429
       LAT - Growth                                                                              4,314,842    23.37      100,833,342
       LAT - Money Market                                                                        2,250,003    11.68       26,287,599
       LAT - Equity Value                                                                        1,148,849     9.53       10,953,160
       LAT - Strategic Growth                                                                       76,857    13.84        1,063,912
                                                                                                                   -----------------
                          Total Contractowners' Equity                                                               $ 8,181,813,548

                                                                                                                   =================
                          Total Liabilities & Contractowners' Equity                                                 $ 8,197,990,241
                                                                                                                   =================

------------------------------------------------------------------------------------------------------------------------------------


AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
STATEMENT OF OPERATIONS
FOR THE PERIODS ENDED DECEMBER 31, 1998



--------------------------------------------------------------------------------

                                                         Class 1 Sub-account Investing In:
                                                         ------------------------------------------------------------------------


                                                                                              AST - JanCap    AST - Neuberger &
                                                               Total         AAF - Growth        Growth      Berman Midcap Value
                                                         ------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                               $ 11,347,844      $ 1,945,542      $ 5,095,430         $ 4,306,872
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
      (Note 6)                                                 (45,084,016)     (12,026,764)     (30,095,977)         (2,961,275)
                                                         ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (33,736,172)     (10,081,222)     (25,000,547)          1,345,597
                                                         ------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                       1,450,048,735      429,396,454      905,379,148         115,273,133
   Cost of Securities Sold                                   1,016,605,085      317,709,986      593,693,144         105,201,955

                                                         ------------------------------------------------------------------------
       Net Gain (Loss)                                         433,443,650      111,686,468      311,686,004          10,071,178
   Capital Gain Distributions Received                         216,484,458      118,890,839       81,684,017          15,909,602
                                                         ------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                       649,928,108      230,577,307      393,370,021          25,980,780
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                         339,254,342       96,484,014      211,485,317          31,285,011
   End of Period                                             1,178,352,783      201,568,393      975,598,025           1,186,365
                                                         ------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                     839,098,441      105,084,379      764,112,708         (30,098,646)
                                                         ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                  $1,455,290,377    $ 325,580,464  $ 1,132,482,182        $ (2,772,269)
                                                         ========================================================================


---------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                         ------------------------------------------------------------------------

                                                                                                                      AST-Founders
                                                      AST-Neuberger &      AST-T. Rowe Price       AST-T.Rowe Price        Capital
                                                      Berman Midcap Growth   International Equity  Small Comp. Value   Appreciation
                                                         ------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                  $ 119,458      $ 5,109,747        $ 856,949         $         -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
      (Note 6)                                                  (2,995,806)      (6,445,318)      (3,569,821)         (3,422,151)
                                                         ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    (2,876,348)      (1,335,571)      (2,712,872)         (3,422,151)
                                                         ------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                         148,760,949      414,739,972       54,220,940          61,753,055
   Cost of Securities Sold                                     145,550,659      392,795,825       49,630,087          54,739,569

                                                         ------------------------------------------------------------------------
       Net Gain (Loss)                                           3,210,290       21,944,147        4,590,853           7,013,486
   Capital Gain Distributions Received                          33,791,041        8,313,578          928,133          11,912,470
                                                         ------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                        37,001,331       30,257,725        5,518,986          18,925,956
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                          10,588,365        1,034,494       13,821,124          22,039,533
   End of Period                                                20,293,402       28,632,731      (25,859,136)         16,114,597
                                                         ------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                       9,705,037       27,598,237      (39,680,260)         (5,924,936)
                                                         ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                    $ 43,830,020     $ 56,520,391    $ (36,874,146)        $ 9,578,869
                                                         ========================================================================


---------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                ------------------------------------------------------------------------

                                                                                                               AST - Stein Roe
                                                            AST - PIMCO      AST - PIMCO                           Venture
                                                           Total Return    Limited Maturity  AST - INVESCO      Jan. 18* thru
                                                               Bond              Bond        Equity Income      Dec. 31, 1998
                                                         ------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                               $ 25,467,294     $ 14,005,432     $ 11,599,055                 $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
      (Note 6)                                                 (10,204,105)      (4,457,569)      (9,885,162)            (60,801)
                                                         ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    15,263,189        9,547,863        1,713,893             (60,801)
                                                         ------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                         173,641,874      122,469,152      194,753,108           1,703,209
   Cost of Securities Sold                                     162,043,097      117,900,481      149,116,542           2,194,619

                                                         ------------------------------------------------------------------------
       Net Gain (Loss)                                          11,598,777        4,568,671       45,636,566            (491,410)
   Capital Gain Distributions Received                          11,904,291                -       29,323,335                   -
                                                         ------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                        23,503,068        4,568,671       74,959,901            (491,410)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                          33,026,862       12,058,605       77,023,700                   -
   End of Period                                                47,662,729       10,583,962       76,363,914            (194,637)
                                                         ------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                      14,635,867       (1,474,643)        (659,786)           (194,637)
                                                         ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                    $ 53,402,124     $ 12,641,891     $ 76,014,008          $ (746,848)
                                                         ========================================================================


---------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                         ------------------------------------------------------------------------

                                                            Montgomery        LAT - U.S.
                                                             Emerging         Government      LAT - Asset            LAT
                                                              Markets         Allocation       Allocation          Growth
                                                         ------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                  $ 125,282      $ 1,358,165      $ 3,007,533           $ 436,980
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
      (Note 6)                                                  (1,153,998)        (410,186)      (1,642,572)         (1,218,221)
                                                         ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    (1,028,716)         947,979        1,364,961            (781,241)
                                                         ------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                          52,966,649       12,389,280        1,540,247           6,312,549
   Cost of Securities Sold                                      79,559,261       11,967,001        1,261,225           4,217,386

                                                         ------------------------------------------------------------------------
       Net Gain (Loss)                                         (26,592,612)         422,279          279,022           2,095,163
   Capital Gain Distributions Received                                   -          535,762       11,809,775           6,506,830
                                                         ------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                       (26,592,612)         958,041       12,088,797           8,601,993
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                         (12,988,729)         301,728        1,861,286           6,523,349
   End of Period                                               (23,884,814)        (384,112)      13,551,158          19,469,275
                                                         ------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                     (10,896,085)        (685,840)      11,689,872          12,945,926
                                                         ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                   $(38,517,413)     $ 1,220,180     $ 25,143,630        $ 20,766,678
                                                         ========================================================================


---------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.

                                                         ----------------------------------------------------
                                                                             LAT - Equity   LAT - Strategic
                                                                                Value            Growth
                                                                LAT          May 4* thru      May 12* thru
                                                           Money Market     Dec. 31, 1998    Dec. 31, 1998
                                                         ----------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                  $ 807,111         $ 52,560              $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees
      (Notes 6)                                                  ((248,752)         (49,971)          (4,323)
                                                         ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       558,359            2,589           (4,323)
                                                         ----------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                          18,461,452          755,332          402,411
   Cost of Securities Sold                                      18,461,479          794,496          414,484

                                                         ----------------------------------------------------
       Net Gain (Loss)                                                 (27)         (39,164)         (12,073)
   Capital Gain Distributions Received                                   -                -            2,328
                                                         ----------------------------------------------------

NET REALIZED GAIN (LOSS)                                               (27)         (39,164)          (9,745)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                   -                -                -
   End of Period                                                         -          405,617          211,242
                                                         ----------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                               -          405,617          211,242
                                                         ----------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $ 558,332        $ 369,042        $ 197,174
                                                         ====================================================


-------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.


AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
STATEMENTS OF CHANGES IN NET ASSETS

                                                  Class 1 Sub-account Investing In:

                                                                                                  AAF
                                                                Total                           Growth
                                                                --------------------------------------
                                                     Year Ended       Year Ended       Year Ended      Year Ended
                                                   Dec. 31, 1998    Dec. 31, 1997    Dec. 31, 1998   Dec. 31, 1997
                                                   ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net Investment Income (Loss)                    $ (33,736,172)   $ (13,757,984)   $ (10,081,222)  $ (7,213,568)
     Net Realized Gain (Loss)                          649,928,108      439,776,995      230,577,307     61,223,620
     Net Unrealized Gain (Loss) On Investments         839,098,441      184,976,548      105,084,379     63,763,384
                                                       -----------      -----------      -----------     ----------

 Net Increase (Decrease) In Net Assets Resulting
        From Operations                              1,455,290,377      610,995,559      325,580,464    117,773,436
                                                     =============      ===========      ===========    ===========

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits              1,447,042,659    1,292,945,547      122,856,808    100,644,395
     Net Transfers Between Sub-accounts                338,097,144      190,857,326        9,590,556    (40,472,793)
     Surrenders                                       (424,015,097)    (233,803,049)     (60,097,640)   (38,888,417)
                                                      ------------     ------------      -----------    -----------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions              1,361,124,706    1,249,999,824       72,349,724     21,283,185
                                                     -------------    -------------       ----------     ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS              2,816,415,083    1,860,995,383      397,930,188    139,056,621
                                                     -------------    -------------      -----------    -----------

NET ASSETS:
     Beginning of Period                             5,141,294,533    3,280,299,150      684,854,905    545,798,284
                                                     -------------    -------------      -----------    -----------
     End of Period                                 $ 7,957,709,616  $ 5,141,294,533  $ 1,082,785,093   $684,854,905
                                                   ===============  ===============  ===============   ============
--------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.
**Additional portfolios made available to contractowners
      during 1998.


                                                               AST                   AST - Neuberger & Berman
                                                           JanCap Growth            Midcap Value**
                                                           ---------------------------------------
                                                     Year Ended       Year Ended       Year Ended      Year Ended
                                                   Dec. 31, 1998    Dec. 31, 1997    Dec. 31, 1998   Dec. 31, 1997
                                                   ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net Investment Income (Loss)                    $ (25,000,547)   $ (15,731,833)     $ 1,345,597    $ 1,603,341
     Net Realized Gain (Loss)                          393,370,021      219,749,234       25,980,780     13,264,921
     Net Unrealized Gain (Loss) On Investments         764,112,708       61,121,436      (30,098,646)    17,114,936
                                                       -----------       ----------      -----------     ----------
     Net Increase (Decrease) In Net Assets Resulting
        From Operations                              1,132,482,182      265,138,837       (2,772,269)    31,983,198
                                                     -------------      -----------       ----------     ----------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                414,857,559      357,518,531       76,489,166     20,576,636
     Net Transfers Between Sub-accounts                279,794,859       53,164,973        8,248,593     30,806,277
     Surrenders                                       (128,085,250)     (65,442,768)     (14,121,421)    (8,540,979)
                                                      ------------      -----------      -----------     ----------
     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                566,567,168      345,240,736       70,616,338     42,841,934
                                                       -----------      -----------       ----------     ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS              1,699,049,350      610,379,573       67,844,069     74,825,132
                                                     -------------      -----------       ----------     ----------

NET ASSETS:
     Beginning of Period                             1,489,249,667      878,870,094      196,368,992    121,543,860
                                                     -------------      -----------      -----------    -----------
     End of Period                                 $ 3,188,299,017  $ 1,489,249,667    $ 264,213,061   $196,368,992
                                                   ===============  ===============    =============   ============
--------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.
**Additional portfolios made available to contractowners
      during 1998.

--------------------------------------------------------------------------------

                                                      AST - Neuberger & Berman      AST - T. Rowe Price
                                                   Midcap Growth                    International Equity
                                                   -----------------------------------------------------
                                                     Year Ended       Year Ended       Year Ended      Year Ended
                                                   Dec. 31, 1998    Dec. 31, 1997    Dec. 31, 1998   Dec. 31, 1997
                                                   ---------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (2,876,348)    $ (2,181,454)    $ (1,335,571)  $ (4,185,495)
     Net Realized Gain (Loss)                           37,001,331       15,106,712       30,257,725     48,546,127
     Net Unrealized Gain (Loss) On Investments           9,705,037        6,412,455       27,598,237    (42,688,261)
                                                         ---------        ---------       ----------    -----------
     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 43,830,020       19,337,713       56,520,391      1,672,371
                                                        ----------       ----------       ----------      ---------
CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                 47,822,908       45,571,231       46,380,644    113,487,492
     Net Transfers Between Sub-accounts                 (4,944,379)      (8,116,216)     (66,151,831)   (34,286,178)
     Surrenders                                        (12,106,097)      (8,811,236)     (27,235,418)   (20,827,250)
                                                       -----------       ----------      -----------    -----------
     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                 30,772,432       28,643,779      (47,006,605)    58,374,064
                                                        ----------       ----------      -----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 74,602,452       47,981,492        9,513,786     60,046,435
                                                        ----------       ----------        ---------     ----------
NET ASSETS:
     Beginning of Period                               181,782,865      133,801,373      441,661,507    381,615,072
                                                       -----------      -----------      -----------    -----------
     End of Period                                   $ 256,385,317    $ 181,782,865    $ 451,175,293   $441,661,507
                                                     =============    =============    =============   ============
--------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.
**Additional portfolios made available to contractowners
      during 1998.

--------------------------------------------------------------------------------

                                                  AST - T. Rowe Price                   AST - Founders Capital
                                                        Small Company Value**                Appreciation
                                                        -------------------------------------------------
                                                     Year Ended     Jan. 3, thru*      Year Ended      Year Ended
                                                   Dec. 31, 1998    Dec. 31, 1997    Dec. 31, 1998   Dec. 31, 1997
                                                   ---------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net Investment Income (Loss)                     $ (2,712,872)    $ (1,046,184)    $ (3,422,151)  $ (3,269,734)
     Net Realized Gain (Loss)                            5,518,986        3,142,246       18,925,956      5,344,067
     Net Unrealized Gain (Loss) On Investments         (39,680,260)      13,821,124       (5,924,936)    10,296,041
                                                       -----------       ----------       ----------     ----------
     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (36,874,146)      15,917,186        9,578,869     12,370,374
                                                       -----------       ----------        ---------     ----------
CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                102,452,411       69,028,994       36,385,239     69,525,280
     Net Transfers Between Sub-accounts                 37,432,612      103,030,576      (17,848,280)   (20,261,235)
                                                        ----------      -----------      -----------    -----------
     Surrenders                                        (11,861,604)      (2,385,953)     (16,930,504)   (11,292,844)
                                                       -----------       ----------      -----------    -----------
     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                128,023,419      169,673,617        1,606,455     37,971,201
                                                       -----------      -----------        ---------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 91,149,273      185,590,803       11,185,324     50,341,575
                                                        ----------      -----------       ----------     ----------
NET ASSETS:
     Beginning of Period                               185,590,803                -      253,437,901    203,096,326
                                                       -----------                       -----------    -----------
     End of Period                                   $ 276,740,076    $ 185,590,803    $ 264,623,225   $253,437,901
                                                     =============    =============    =============   ============
--------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.
**Additional portfolios made available to contractowners
      during 1998.

--------------------------------------------------------------------------------

                                                             AST - PIMCO                      AST - PIMCO
                                                          Total Return Bond              Limited Maturity Bond
                                                          ----------------------------------------------------
                                                     Year Ended       Year Ended       Year Ended      Year Ended
                                                   Dec. 31, 1998    Dec. 31, 1997    Dec. 31, 1998   Dec. 31, 1997
                                                   ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net Investment Income (Loss)                     $ 15,263,189      $ 8,265,040      $ 9,547,863    $ 6,888,549
     Net Realized Gain (Loss)                           23,503,068        3,421,289        4,568,671      1,691,132
     Net Unrealized Gain (Loss) On Investments          14,635,867       25,384,092       (1,474,643)     5,817,081
                                                        ----------       ----------       ----------      ---------
     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 53,402,124       37,070,421       12,641,891     14,396,762
                                                        ----------       ----------       ----------     ----------
CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                216,394,953      144,822,398       79,844,303     82,870,961
     Net Transfers Between Sub-accounts                102,268,525       47,516,208       (7,724,285)    (1,494,099)
     Surrenders                                        (58,367,611)     (24,446,295)     (27,572,405)   (14,996,389)
                                                       -----------      -----------      -----------    -----------
     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                260,295,867      167,892,311       44,547,613     66,380,473
                                                       -----------      -----------       ----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                313,697,991      204,962,732       57,189,504     80,777,235
                                                       -----------      -----------       ----------     ----------
NET ASSETS:
     Beginning of Period                               548,517,832      343,555,100      281,525,018    200,747,783
                                                       -----------      -----------      -----------    -----------
     End of Period                                   $ 862,215,823    $ 548,517,832    $ 338,714,522   $281,525,018
                                                     =============    =============    =============   ============
--------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.
**Additional portfolios made available to contractowners
      during 1998.

--------------------------------------------------------------------------------

                                                            AST - INVESCO           AST - Stein Roe
                                                            Equity Income               Venture
                                                            -----------------------------------
                                                     Year Ended       Year Ended      Jan. 8* thru
                                                   Dec. 31, 1998    Dec. 31, 1997    Dec. 31, 1998
                                                   -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net Investment Income (Loss)                      $ 1,713,893        $ 235,159        $ (60,801)
     Net Realized Gain (Loss)                           74,959,901       51,219,443         (491,410)
     Net Unrealized Gain (Loss) On Investments            (659,786)      33,592,279         (194,637)
                                                          --------       ----------         --------
     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 76,014,008       85,046,881         (746,848)
                                                        ==========       ==========         ========
CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                173,016,671      146,350,338        4,745,696
     Net Transfers Between Sub-accounts                  8,653,627       35,938,268        4,842,295
     Surrenders                                        (43,203,454)     (24,646,531)        (122,021)
                                                       -----------      -----------         --------
     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                138,466,844      157,642,075        9,465,970
                                                       -----------      -----------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                214,480,852      242,688,956        8,719,122
                                                       -----------      -----------        ---------
NET ASSETS:
     Beginning of Period                               578,517,140      335,828,184                -
                                                       -----------      -----------
     End of Period                                   $ 792,997,992    $ 578,517,140      $ 8,719,122
                                                     =============    =============      ===========
--------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.
**Additional portfolios made available to contractowners
      during 1998.

--------------------------------------------------------------------------------

                                                     Montgomery
                                                      Emerging                           LAT - U.S. Government
                                                     Markets**                         Allocation
                                                     --------------------------------------------
                                                     Year Ended       Year Ended       Year Ended      Year Ended
                                                   Dec. 31, 1998    Dec. 31, 1997    Dec. 31, 1998   Dec. 31, 1997
                                                   ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net Investment Income (Loss)                     $ (1,028,716)    $ (1,003,067)       $ 947,979      $ 797,703
     Net Realized Gain (Loss)                          (26,592,612)       3,537,353          958,041         50,377
     Net Unrealized Gain (Loss) On Investments         (10,896,085)     (13,430,624)        (685,840)       294,757
                                                       -----------      -----------         --------        -------
     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (38,517,413)     (10,896,338)       1,220,180      1,142,837
                                                       -----------      -----------        ---------      ---------
CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                 15,292,606       49,233,800       10,589,123      8,725,232
     Net Transfers Between Sub-accounts                (11,481,925)      44,663,955        2,321,268        148,083
     Surrenders                                         (4,308,589)      (2,984,810)      (2,140,918)    (1,068,114)
                                                        ----------       ----------       ----------     ----------
     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                   (497,908)      90,912,945       10,769,473      7,805,201
                                                          --------       ----------       ----------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (39,015,321)      80,016,607       11,989,653      8,948,038
                                                       -----------       ----------       ----------      ---------
NET ASSETS:
     Beginning of Period                               104,218,709       24,202,102       22,441,524     13,493,486
                                                       -----------       ----------       ----------     ----------
     End of Period                                    $ 65,203,388    $ 104,218,709     $ 34,431,177    $22,441,524
                                                      ============    =============     ============    ===========
--------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.
**Additional portfolios made available to contractowners
      during 1998.

--------------------------------------------------------------------------------

                                                    LAT - Asset                           LAT
                                                     Allocation                          Growth
                                                     ------------------------------------------
                                                     Year Ended       Year Ended       Year Ended      Year Ended
                                                   Dec. 31, 1998    Dec. 31, 1997    Dec. 31, 1998   Dec. 31, 1997
                                                   ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net Investment Income (Loss)                      $ 1,364,961      $ 2,648,581       $ (781,241)    $ (125,473)
     Net Realized Gain (Loss)                           12,088,797        8,915,566        8,601,993      4,564,908
     Net Unrealized Gain (Loss) On Investments          11,689,872        1,052,849       12,945,926      2,424,999
                                                        ----------        ---------       ----------      ---------
     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 25,143,630       12,616,996       20,766,678      6,864,434
                                                        ----------       ----------       ----------      ---------
CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                 47,939,194       30,933,825       14,071,331     29,096,045
     Net Transfers Between Sub-accounts                  4,091,438       (4,054,519)      (1,011,202)     5,029,519
     Surrenders                                         (7,468,234)      (4,795,947)      (4,896,873)    (2,429,416)
                                                        ----------       ----------       ----------     ----------
     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                 44,562,398       22,083,359        8,163,256     31,696,148
                                                        ----------       ----------        ---------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 69,706,028       34,700,355       28,929,934     38,560,582
                                                        ----------       ----------       ----------     ----------
NET ASSETS:
     Beginning of Period                                86,466,401       51,766,046       71,903,408     33,342,826
                                                        ----------       ----------       ----------     ----------
     End of Period                                   $ 156,172,429     $ 86,466,401    $ 100,833,342    $71,903,408
                                                     =============     ============    =============    ===========
--------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.
**Additional portfolios made available to contractowners
      during 1998.

--------------------------------------------------------------------------------

                                                        LAT                           LAT - Equity   LAT - Strategic
                                                    Money Market                         Value           Growth
                                                    -----------------------------------------------------------
                                                     Year Ended       Year Ended      May. 4* thru   May. 12* thru
                                                   Dec. 31, 1998    Dec. 31, 1997    Dec. 31, 1998   Dec. 31, 1998
                                                   ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net Investment Income (Loss)                        $ 558,359        $ 560,451          $ 2,589       $ (4,323)
     Net Realized Gain (Loss)                                  (27)               -          (39,164)        (9,745)
     Net Unrealized Gain (Loss) On Investments                   -                -          405,617        211,242
                                                                                             -------        -------
     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                    558,332          560,451          369,042        197,174
                                                           -------          -------          -------        -------
CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                 29,075,845       24,560,389        8,163,399        664,803
     Net Transfers Between Sub-accounts                (12,805,681)     (20,755,493)       2,581,849        239,105
     Surrenders                                         (5,298,758)      (2,246,100)        (161,130)       (37,170)
                                                        ----------       ----------         --------        -------
     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                 10,971,406        1,558,796       10,584,118        866,738
                                                        ----------        ---------       ----------        -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 11,529,738        2,119,247       10,953,160      1,063,912
                                                        ----------        ---------       ----------      ---------
NET ASSETS:
     Beginning of Period                                14,757,861       12,638,614                -              -
                                                        ----------       ----------
     End of Period                                    $ 26,287,599     $ 14,757,861     $ 10,953,160    $ 1,063,912
                                                      ============     ============     ============    ===========
--------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.
* Date Operations Commenced.
**Additional portfolios made available to contractowners
      during 1998.
--------------------------------------------------------------------------------


American Skandia Life Assurance Corporation
Variable Account B - Class 1 Stagecoach

Notes to Financial Statements
December 31, 1998
________________________________________________________________________________


1.   ORGANIZATION

     American Skandia Life Assurance Corporation Variable Account B - Class 1 Stagecoach (the "Account") is a separate investment account of American Skandia Life Assurance Corporation ("American Skandia" or "Company"). The Account is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust. The Account commenced operations September 20, 1988.

     As of December 31, 1998, the Account consisted of fifty-four sub-accounts. These financial statements report on the eighteen sub-accounts offered in American Skandia's Stagecoach Variable Annuity, Stagecoach Variable Annuity Plus, Stagecoach Extra Credit, and Stagecoach Variable Annuity Flex. Each of the eighteen sub-accounts invests only in a single corresponding portfolio of either Life & Annuity Trust, American Skandia Trust or The Alger American Fund. Wells Fargo Bank N.A. is the investment manager for Life & Annuity Trust, while BZW Barclays Global Fund Advisors serves as a sub-advisor for the U.S. Government Allocation Fund and Asset Allocation Fund. American Skandia Investment Services, Incorporated is the investment manager for American Skandia Trust, while Janus Capital Corporation, Neuberger Berman Management Incorporated, T. Rowe Price Associates, Inc., Founders Asset Management, Inc., Pacific Investment Management Company, INVESCO Trust Company, and Stein Roe Farnham Incorporated are the sub-advisors. Fred Alger Management, Inc. is the advisor for The Alger American Fund. The investment advisors are paid fees for their services by the respective Trusts.

     The Stein Roe Venture sub-account became available for operation on January 2, 1998. The two Life & Annuity Trust Funds, Equity Value Fund and Strategic Value Fund became available for operations on May 1, 1998.

2.   VALUATION OF INVESTMENTS

     The market value of the investments in the sub-accounts is based on the net asset values of the Trust shares held at the end of the current period. Transactions are accounted for on the trade date and dividend income is recognized on an accrual basis. Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.   ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.   INCOME TAXES

     American Skandia does not expect to incur any federal income tax liability on earnings, or realized capital gains attributable to the Account, therefore, no charges for federal income taxes are currently deducted from the Account. If American Skandia incurs income taxes attributable to the Account, or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.

     Under current laws, American Skandia may incur state and local income taxes (in addition to premium tax) in several states. The Company does not anticipate that these will be significant. However, American Skandia may make charges to the Account in the event that the amount of these taxes change.


American Skandia Life Assurance Corporation
Variable Account B - Class 1 Stagecoach

Notes to Financial Statements
________________________________________________________________________________


5.    DIVERSIFICATION REQUIREMENTS

     Section  817(h) of the  Internal  Revenue  Code  provides  that a  variable annuity contract, in order to qualify as an annuity, must have an "adequately diversified" segregated asset account (including investments in a mutual fund by the segregated asset account of the insurance companies). If the diversification requirements under the Internal Revenue Code are not met and the annuity is not treated as an annuity, the taxpayer will be subject to income tax on the annual gain in the contract. The Treasury Department's regulations prescribe the diversification requirements for variable annuity contracts. We believe the underlying mutual fund portfolios complied with the terms of these regulations.

6.    CONTRACT CHARGES

     The following contract charges are paid to American Skandia which provides administrative services to the account:

     Mortality and Expense Risk Charges - Charged daily against the Account at an annual rate of 1.25% of the net assets.

     Administrative Fees - Charged daily against the Account at an annual rate of .15% of the net assets. A maintenance fee of $30 per contractowner account is deducted at the end of each contract year and on surrender.

     Contingent  Deferred  Sales  Charges  are  computed  as  set  forth  in the
     Stagecoach Variable Annuity prospectus, the Stagecoach Variable Annuity Plus prospectus and the Stagecoach Extra Credit Variable Annuity prospectus. These charges may be imposed on the full, or partial surrender of certain contracts. There is no contingent deferred sales charge if all premiums were received at least eight complete years prior to the date of the full or partial surrender.

7.   YEAR 2000 COMPLIANCE (UNAUDITED)

     The Company is continuing its ongoing assessment of the potential impact of the year 2000 issue on various aspects of its business. The Company's computer support is provided by its affiliate, American Skandia Information Services and Technology Corporation, which also provides such support for the The The Company is continuing its ongoing assessment of the potential impact of the year 2000 issue on various aspects of its business. The Company's computer support is provided by its affiliate, American Skandia Information Services and Technology, Corporation, which also provides such support for the Company's affiliated broker-dealer, American Skandia Marketing, Incorporated, and the Company's affiliated investment advisory firm, American Skandia Investment Services, Incorporated. Because of the nature of the Company's business, any assessment of the potential impact of the year 2000 issues on the Company must be an assessment of the potential impact of these issues on all these companies, which are referred to below as "American Skandia".

     Business Partners

     Management believes the Company is most vulnerable in its interfaces with computer systems of investment managers, sub-advisors, third party administrators, vendors and other business partners. The inability to properly recognize date sensitive electronic information and transfer data between systems could cause errors or even a complete systems failure which would result in a temporary inability to process transactions correctly or engage in normal business activities.

American Skandia Life Assurance Corporation
Variable Account B - Class 1 Stagecoach

Notes to Financial Statements
________________________________________________________________________________

     The American Skandia deferred annuity operational business partners report that all critical interfaces are Year 2000 compliant. All investment managers and sub-advisors are required by the Securities and Exchange Commission to publicly disclose their Year 2000 status in December 1998 and June 1999.

     American Skandia has initiated formal communications with parties that provide third party administration, record keeping and trust services in connection with its life insurance and qualified retirement plan annuities business. Management has already received several written assurances that these firms will be Year 2000 compliant. The Company expects to have certifications from all remaining parties by July 1999. American Skandia is currently developing contingency plans in the event that these targets are not met.

     Information Technology Systems

     American Skandia is a relatively young company whose internally developed systems were designed from the start with four digit year codes. The Company engaged an external information technology specialist to review American Skandia's operating systems and internally developed software. The assessment was completed in December 1997 and the results were favorable. Specific modifications were suggested, evaluated and implemented for the annuity administration system. This project was completed during 1998 and a certificate of compliance has been received. Other non-critical internally developed applications in the client/server area have already been or will be remediated during 1999. The costs associated with this aspect of Year 2000 compliance have not had, and are not expected to have, a significant impact on the Company's results from operations.




     Suppliers and Non-Information Technology Systems

     Like most companies, American Skandia is reliant on network, and desktop operating systems and software providers to release compliant versions of their respective systems. American Skandia's network is currently at the most compliant level available. The standard desktop software will be replaced, as fully compliant versions become available. In addition, the Company is in the process of contacting the non-information systems vendors and suppliers regarding their Year 2000 compliance status and will factor the results of these assessments into its contingency plans.

     Management believes it has an effective program in place to resolve the Year 2000 issue in a timely manner. However, should errors or disruptions in computer service occur, the Company could realize losses. Given the nature and uncertainty of such losses, the amounts cannot be reasonably determined.



VARIABLE ACCOUNT B - CLASS 1 STAGECOACH
NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------------------------
8.   CHANGES IN THE UNITS OUTSTANDING
                                           Class 1 Sub-accounts Investing In:
                                           ----------------------------------
                                                                          AST
                                                  AAF-Growth               JanCap Growth
                                                  --------------------------------------
                                            Year Ended   Year Ended   Year Ended    Year Ended
                                        Dec. 31, 1998  Dec. 31, 1997 Dec. 31, 1998 Dec. 31, 1997
                                        --------------------------------------------------------
Units Outstanding Beginning of the Period    15,854,570   15,666,357    62,486,302   46,779,164
Units Purchased                               2,331,363    2,460,915    13,611,226   15,973,272
Units Transferred Between Sub-accounts          108,753   (1,327,005)    8,705,025    2,439,688
Units Surrendered                            (1,125,894)    (945,697)   (4,170,955)  (2,705,822)
                                             ----------     --------    ----------   ----------
Units Outstanding End of the Period          17,168,792   15,854,570    80,631,598   62,486,302
                                             ==========   ==========    ==========   ==========
------------------------------------------------------------------------------------------------
* Date Operations Commenced.

                                   -------------------------------------------------------------
                                           AST - Neuberger & Berman   AST - Neuberger & Berman
                                                 Midcap Value              Midcap Growth
                                                 ---------------------------------------
                                            Year Ended   Year Ended   Year Ended    Year Ended
                                        Dec. 31, 1998  Dec. 31, 1997 Dec. 31, 1998 Dec. 31, 1997
                                        --------------------------------------------------------
Units Outstanding Beginning of the Period    11,745,440    9,062,152    11,293,799    9,563,858
Units Purchased                               4,805,522    1,402,045     2,745,074    2,991,383
Units Transferred Between Sub-accounts          709,282    1,853,390        29,773     (727,314)
Units Surrendered                              (850,123)    (572,147)     (679,357)    (534,128)
                                               --------     --------      --------     --------
Units Outstanding End of the Period          16,410,121   11,745,440    13,389,289   11,293,799
                                             ==========   ==========    ==========   ==========
------------------------------------------------------------------------------------------------
* Date Operations Commenced.

                                         -------------------------------------------------------
                                              AST - T. Rowe Price       AST - T. Rowe Price
                                             International Equity       Small Company Value
                                             ----------------------------------------------
                                            Year Ended   Year Ended   Year Ended   Jan. 3* thru
                                        Dec. 31, 1998  Dec. 31, 1997 Dec. 31, 1998 Dec. 31, 1997
                                        --------------------------------------------------------
Units Outstanding Beginning of the Period    37,784,426   32,628,595    14,612,510            0
Units Purchased                               3,616,803    9,274,838     8,268,339    5,872,306
Units Transferred Between Sub-accounts       (4,990,460)  (2,510,182)    2,739,257    8,916,648
Units Surrendered                            (2,082,344)  (1,608,825)     (919,895)    (176,444)
                                             ----------   ----------      --------     --------
Units Outstanding End of the Period          34,328,425   37,784,426    24,700,211   14,612,510
                                             ==========   ==========    ==========   ==========
------------------------------------------------------------------------------------------------
* Date Operations Commenced.

                                             ---------------------------------------------------
                                                AST - Founders           AST - PIMCO Total
                                             Capital Appreciation           Return Bond
                                             ------------------------------------------
                                            Year Ended   Year Ended   Year Ended    Year Ended
                                        Dec. 31, 1998  Dec. 31, 1997 Dec. 31, 1998 Dec. 31, 1997
                                        --------------------------------------------------------
Units Outstanding Beginning of the Period    14,662,728   12,282,211    44,098,036   29,921,643
Units Purchased                               2,138,530    4,218,093    15,487,198   12,095,654
Units Transferred Between Sub-accounts         (852,642)  (1,241,937)    7,951,018    4,027,450
Units Surrendered                              (945,615)    (595,639)   (3,311,634)  (1,946,711)
                                               --------     --------    ----------   ----------
Units Outstanding End of the Period          15,003,001   14,662,728    64,224,618   44,098,036
                                             ==========   ==========    ==========   ==========
------------------------------------------------------------------------------------------------
* Date Operations Commenced.

                                       ---------------------------------------------------------
                                                  AST - PIMCO              AST - INVESCO
                                             Limited Maturity Bond         Equity Income
                                             -------------------------------------------
                                            Year Ended   Year Ended   Year Ended    Year Ended
                                        Dec. 31, 1998  Dec. 31, 1997 Dec. 31, 1998 Dec. 31, 1997
Units Outstanding Beginning of the Period    25,008,310   18,894,375    33,420,274   23,592,226
Units Purchased                               6,819,143    7,494,640     9,297,421    8,977,974
Units Transferred Between Sub-accounts         (684,313)    (100,195)      531,077    2,263,991
Units Surrendered                            (2,279,208)  (1,280,510)   (2,254,585)  (1,413,917)
                                             ----------   ----------    ----------   ----------
Units Outstanding End of the Period          28,863,932   25,008,310    40,994,187   33,420,274
                                             ==========   ==========    ==========   ==========
------------------------------------------------------------------------------------------------
* Date Operations Commenced.

                                       ---------------------------------------------------------
                                           AST - Stein Roe       Montgomery
                                             Venture           Emerging Markets
                                             ----------------------------------
                                         Jan. 8* thru        Year Ended    Year Ended
                                        Dec. 31, 1998      Dec. 31, 1998 Dec. 31, 1997
                                        ----------------------------------------------
Units Outstanding Beginning of the Period             0   10,371,104     2,360,940
Units Purchased                                 543,098    1,909,232     4,288,871
Units Transferred Between Sub-accounts          547,131   (1,222,281)    3,960,172
Units Surrendered                               (11,890)    (523,672)     (238,879)
                                                -------     --------      --------
Units Outstanding End of the Period           1,078,339   10,534,383    10,371,104
                                              =========   ==========    ==========
------------------------------------------------------------------------------------------------
* Date Operations Commenced.

                                 ---------------------------------------------------------------
                                             LAT - U.S. Government    LAT - Asset
                                            Allocation                Allocation
                                            ------------------------------------
                                            Year Ended   Year Ended   Year Ended    Year Ended
                                        Dec. 31, 1998  Dec. 31, 1997 Dec. 31, 1998 Dec. 31, 1997
                                        --------------------------------------------------------
Units Outstanding Beginning of the Period     1,842,010    1,173,664     5,186,216    3,700,609
Units Purchased                                 844,102      732,793     2,552,394    2,024,055
Units Transferred Between Sub-accounts          188,336       16,352       213,529     (246,553)
Units Surrendered                              (166,807)     (80,799)     (367,982)    (291,895)
                                               --------      -------      --------     --------
Units Outstanding End of the Period           2,707,641    1,842,010     7,584,157    5,186,216
                                              =========    =========     =========    =========
------------------------------------------------------------------------------------------------
* Date Operations Commenced.

                                           -----------------------------------------------------
                                               LAT                    LAT - Money
                                              Growth                    Market
                                              --------------------------------
                                            Year Ended   Year Ended   Year Ended    Year Ended
                                        Dec. 31, 1998  Dec. 31, 1997 Dec. 31, 1998 Dec. 31, 1997
                                        --------------------------------------------------------
Units Outstanding Beginning of the Period     3,907,919    2,096,545     1,304,834    1,157,342
Units Purchased                                 681,899    1,668,486     2,416,047    2,187,695
Units Transferred Between Sub-accounts          (44,929)     273,711    (1,112,796)  (1,864,507)
Units Surrendered                              (230,047)    (130,823)     (358,082)    (175,696)
                                               --------     --------      --------     --------
Units Outstanding End of the Period           4,314,842    3,907,919     2,250,003    1,304,834
                                              =========    =========     =========    =========
------------------------------------------------------------------------------------------------
* Date Operations Commenced.

--------------------------------------------------------------------------------
                                           LAT - Equity      LAT - Strategic
                                              Value        Growth
                                           May 4,* thru May 12,* thru
                                           Dec. 31, 1998Dec. 31, 1998
Units Outstanding Beginning of the Period             0            0
Units Purchased                                 881,905       57,567
Units Transferred Between Sub-accounts          280,036       22,335
Units Surrendered                               (13,092)      (3,045)
Units Outstanding End of the Period           1,148,849       76,857
--------------------------------------------------------------------------------
* Date Operations Commenced.
--------------------------------------------------------------------------------


AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B - CLASS 1 STAGECOACH

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


9.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, for the year ended December 31, 1998 were as follows:

                                                  Purchases          Sales
                                             -----------------------------------
AAF - Growth                                      $ 610,555,795    $ 429,396,454
AST - JanCap Growth                               1,528,629,786      905,379,148
AST - Neuberger & Berman Midcap Value               203,144,670      115,273,133
AST - Neuberger & Berman Midcap Growth              210,448,072      148,760,949
AST - T. Rowe Price International Equity            374,711,243      414,739,972
AST - T. Rowe Price Small Company Value             180,459,620       54,220,940
AST - Founders Capital Appreciation                  71,849,829       61,753,055
AST - Pimco Total Return Bond                       461,105,221      173,641,874
AST - Pimco Limited Maturity Bond                   176,564,627      122,469,152
AST - INVESCO Equity Income                         364,257,181      194,753,108
AST - Stein Roe Venture                              11,108,378        1,703,209
Montgomery Emerging Markets                          51,440,033       52,966,649
LAT - U.S. Government Allocation                     24,642,492       12,389,280
LAT - Asset Allocation                               59,277,374        1,540,247
LAT - Growth                                         20,201,402        6,312,549
LAT - Money Market                                   29,991,216       18,461,452
LAT - Equity Value                                   11,342,039          755,332
LAT - Strategic Growth                                1,267,154          402,411
                                             ===================================
                                                 $4,390,996,132  $ 2,714,918,914
                                             ===================================






                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a) All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1) Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (2)  Not  applicable.   American  Skandia  Life  Assurance  Corporation
maintains custody of all assets.

         (3)      (a)      Form  of  revised  Principal  Underwriting  Agreement
                           between American  Skandia Life Assurance  Corporation
                           and   American   Skandia   Marketing,   Incorporated,
                           formerly   known  as  Skandia   Life   Equity   Sales
                           Corporation  filed  via  EDGAR  with   Post-Effective
                           Amendment  No.  6  to   Registration   Statement  No.
                           33-87010, filed March 2, 1998.

                  (b)      Form of Revised Dealer Agreement filed via EDGAR with
                           Post-Effective   Amendment  No.  7  to   Registration
                           Statement No. 33-87010, filed April 24, 1998.

         (4)      (a)      Copy  of  the  form  of  the  Annuity  filed  via
                           Edgar  with Post-Effective  Amendment No. 13 to
                           Registration Statement No. 33-44436, filed
                           April 29, 1997.

                  (b) Copy of Guaranteed Minimum Death Benefit Endorsement filed via EDGAR with Post-Effective Amendment No. 8 to Registration Statement No. 33-87010.

                  (c) Copy of Performance-related Benefits and First Year Credits Endorsement filed via EDGAR with Post-Effective Amendment No. 8 to Registration Statement No. 33-87010.

         (5) A copy of the application form used with the Annuity filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (6)      (a)      Copy of the certificate of  incorporation of American
                           Skandia Life Assurance Corporation filed via EDGAR with Post-Effective Amendment No. 6 to Registration
                           Statement No. 33-87010, filed March 2, 1998.

                  (b) Copy of the By-Laws of American Skandia Life Assurance Corporation filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (7)      Not applicable.

         (8)      Agreements between Depositor and:

                  (a) Neuberger&Berman Advisers Management Trust filed via EDGAR with Post-effective Amendment No. 4 to Registration Statement No. 33-87010, filed February 25, 1997.

                  (b)      The  Alger   American   Fund  filed  via  EDGAR  with
                           Post-Effective   Amendment  No.  6  to   Registration
                           Statement No. 33-87010, filed March 2, 1998.

                  (c)      American   Skandia   Trust   filed  via  EDGAR   with
                           Post-effective Amendment No. 4 to Registration Statement No. 33-87010, filed February 25, 1997 (At such time, what later became American Skandia Trust was known as the Henderson Global Asset Trust).

                  (d)      The  Montgomery  Funds  III  filed  via  EDGAR in the
                           Initial   Registration   Statement  to   Registration
                           Statement No. 333-08853, filed July 25, 1996.

                  (e) Rydex Variable Trust filed via EDGAR with Post-Effective No. 8 to Registration Statement No. 33-87010.

         (9)      Opinion and Consent of Werner & Kennedy.        FILED HEREWITH

         (10)     (a) Consent of Ernst & Young LLP.               FILED HEREWITH
                  (b) Consent of Deloitte & Touche LLP.           FILED HEREWITH

         (11)     Not applicable.

         (12)     Not applicable.

         (13) Calculation of Performance Information for Advertisement of Performance filed via EDGAR with Post-Effective Amendment No. 3 to this Registration Statement No. 33-62793, filed April 29, 1997.

         (14)     Financial Data Schedule                         FILED HEREWITH

Item 25. Directors and Officers of the Depositor: The Directors and Officers of the Depositor are shown in Part A.

Item 26.  Persons  Controlled  by or Under Common  Control with the Depositor or
Registrant: The Depositor does not directly or indirectly control any person. The following persons are under common control with the Depositor by American Skandia Investment Holding Corporation:

         (1) American Skandia Information Services and Technology Corporation ("ASIST"): The organization is a general business corporation organized in the State of Delaware. Its primary purpose is to provide various types of business services to American Skandia Investment Holding Corporation and all of its subsidiaries including computer systems acquisition, development and maintenance, human resources acquisition, development and management, accounting and financial reporting services and general office services.

         (2) American Skandia Marketing, Incorporated ("ASM, Inc."): The organization is a general business corporation organized in the State of Delaware. It was formed primarily for the purpose of acting as a broker-dealer in securities. It acts as the principal "underwriter" of annuity contracts deemed to be securities, as required by the Securities and Exchange Commission, which insurance policies are to be issued by American Skandia Life Assurance Corporation. It provides securities law supervisory services in relation to the marketing of those products of American Skandia Life Assurance Corporation registered as securities. It also may provide such services in relation to marketing of certain public mutual funds. It also has the power to carry on a general financial, securities, distribution, advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation.

         (3)      American Skandia Investment Services,  Incorporated ("ASISI"):
                  The organization is a general business corporation organized in the state of Connecticut. The organization is authorized to provide investment service and investment management advice in connection with the purchasing, selling, holding or exchanging of securities or other assets to insurance companies, insurance-related companies, mutual funds or business trusts. It's primary role is expected to be as investment manager for certain mutual funds to be made available primarily through the variable insurance products of American Skandia Life Assurance Corporation.

         (4) Skandia Vida: This subsidiary of American Skandia Life Assurance Corporation was organized in March, 1995, and began operations in July, 1995. It offers investment oriented life insurance products designed for long-term savings through independent banks and brokers in Mexico.


Item 27. Number of Contract Owners: As of December 31, 1998, there were 43,555 [ ] owners of Annuities.


Item 28. Indemnification: Under Section 33-320a of the Connecticut General Statutes, the Depositor must indemnify a director or officer against judgments, fines, penalties, amounts paid in settlement and reasonable expenses including attorneys' fees, for actions brought or threatened to be brought against him in his capacity as a director or officer when certain disinterested parties determine that he acted in good faith and in a manner he reasonably believed to be in the best interests of the Depositor. In any criminal action or proceeding, it also must be determined that the director or officer had no reason to believe his conduct was unlawful. The director or officer must also be indemnified when he is successful on the merits in the defense of a proceeding or in circumstances where a court determines that he is fairly and reasonable entitled to be indemnified, and the court approves the amount. In shareholder derivative suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and reasonably entitled to be indemnified and must approve the amount. In a claim based upon the director's or officer's purchase or sale of the Registrants' securities, the director or officer may obtain indemnification only if a court determines that, in view of all the circumstances, he is fairly and reasonably entitled to be indemnified and then for such amount as the court shall determine. The By-Laws of American Skandia Life Assurance Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM, Inc. can also be indemnified pursuant to indemnity agreements between each director and officer and American Skandia Investment Holding Corporation, a corporation organized under the laws of the state of Delaware. The provisions of the indemnity agreement are governed by
Section 45 of the General Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM, Inc. are covered under a directors and officers liability insurance policy issued by an unaffiliated insurance company to Skandia Insurance Company Ltd., their ultimate parent. Such policy will reimburse ASLAC or ASM, Inc., as applicable, for any payments that it shall make to directors and officers pursuant to law and, subject to certain exclusions contained in the policy, will pay any other costs, charges and expenses, settlements and judgments arising from any proceeding involving any director or officer of ASLAC or ASM, Inc., as applicable, in his or her past or present capacity as such.

               Registrant hereby undertakes as follows: Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, unless in the opinion of Registrant's counsel the matter has been settled by controlling precedent, Registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters:

(a)      At present, ASM, Inc. acts as principal underwriter only for annuities to be issued by ASLAC.

(b)      Directors and officers of ASM, Inc.

Name and Principal Business Address                                             Position and Offices with Underwriter

Patricia J. Abram                                                               Senior Vice President and National
American Skandia Life Assurance Corporation                                     Sales Manager, Variable Life
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Gordon C. Boronow                                                               Deputy Chief Executive Officer
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kimberly A. Bradshaw                                                            Vice President, National Sales
American Skandia Life Assurance Corporation                                     Manager/Qualified Plans
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                                 Senior Vice President,
American Skandia Life Assurance Corporation                                     National Sales Manager
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jan R. Carendi                                                                  Chairman of the Board
American Skandia Life Assurance Corporation                                     of Directors and
One Corporate Drive, P.O. Box 883                                               Chief Executive Officer
Shelton, Connecticut  06484-0883

Y.K. Chan                                                                       Senior Vice President and
American Skandia Life Assurance Corporation                                     Chief Information Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                             Assistant Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lucinda C. Ciccarello                                                           Vice President, Mutual Funds
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                                  President and Deputy Chief
American Skandia Life Assurance Corporation                                     Executive Officer and
One Corporate Drive, P.O. Box 883                                               Director
Shelton, Connecticut  06484-0883

Ian Kennedy                                                                     Senior Vice President,
American Skandia Life Assurance Corporation                                     Customer Service
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lawrence Kudlow                                                                 Senior Vice President,
American Skandia Life Assurance Corporation                                     Chief Economist
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

N. David Kuperstock                                                             Vice President, Product Development
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                            Executive Vice President,
American Skandia Life Assurance Corporation                                     Chief Financial Officer
One Corporate Drive, P.O. Box 883                                               and Director
Shelton, Connecticut  06484-0883

Eileen S. McCann                                                                Vice President,
American Skandia Life Assurance Corporation                                     Key Accounts Marketing
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David R. Monroe                                                                 Senior Vice President,
American Skandia Life Assurance Corporation                                     Treasurer and
One Corporate Drive, P.O. Box 883                                               Corporate Controller
Shelton, Connecticut  06484-0883

Michael A. Murray                                                               Vice President,
American Skandia Life Assurance Corporation                                     National Sales Manager/
One Corporate Drive, P.O. Box 883                                               American Skandia Advisor Funds
Shelton, Connecticut  06484-0883

Brian O'Connor                                                                  Vice President, National Sales
American Skandia Life Assurance Corporation                                     Manager, Internal Wholesaling
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

M. Patricia Paez                                                                Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

M. Priscilla Pannell                                                            Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Pritchard                                                           Vice President,
American Skandia Life Assurance Corporation                                     National Key Accounts/
One Corporate Drive, P.O. Box 883                                               Financial Institutions
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                               Executive Vice President,
American Skandia Life Assurance Corporation                                     National Sales Manager
One Corporate Drive, P.O. Box 883                                               and Director
Shelton, Connecticut  06484-0883

Anders O. Soderstrom                                                            Executive Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Leslie S. Sutherland                                                            Vice President,
American Skandia Life Assurance Corporation                                     National Key Accounts Manager
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                                Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Christian Thwaites                                                              Senior Vice President,
American Skandia Life Assurance Corporation                                     National Marketing Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Mary Toumpas                                                                    Vice President and
American Skandia Life Assurance Corporation                                     Compliance Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Bayard F. Tracy                                                                 Senior Vice President,
American Skandia Life Assurance Corporation                                     National Sales Manager and
One Corporate Drive, P.O. Box 883                                               Director
Shelton, Connecticut  06484-0883

Deborah G. Ullman                                                               Senior Vice President and
American Skandia Life Assurance Corporation                                     Chief Operating Officer,
One Corporate Drive, P.O. Box 883                                               Finance and Business Operations
Shelton, Connecticut  06484-0883



Item 30. Location of Accounts and Records: Accounts and records are maintained by ASLAC at its principal office in Shelton, Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b) Registrant hereby undertakes to include either (1) as part of any enrollment form or application to purchase a contract offered by the prospectus, a space that an applicant or enrollee can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) American Skandia Life Assurance Corporation ("Depositor") hereby represents that the aggregate fees and charges under the annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Depositor.


(e) With respect to the restrictions on withdrawals for Texas Optional Retirement Programs and Section 403(b) plans, we are relying upon: 1) a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission to the American Council of Life Insurance with respect to annuities issued under Section 403(b) of the code, the requirements of which have been complied with by us; and 2) Rule 6c-7 under the 1940 Act with respect to annuities made available through the Texas Optional Retirement Program, the requirements of which have been complied with by us.

                                    EXHIBITS

                  As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable. The exhibits included are as follows:

                  No. 9    Opinion and Consent of Werner & Kennedy

                  No. 10   (a)  Consent of Ernst & Young LLP.
                           (b)  Consent of Deloitte & Touche LLP

                  No. 14    Financial Data Schedule


                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Registration Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this 26th day of April, 1999.

         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                             (CLASS 1 SUB-ACCOUNTS)
                                   Registrant

                 By: American Skandia Life Assurance Corporation

By:/s/ Kathleen A. Chapman                        Attest:/s/ Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary           Scott K. Richardson

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                    Depositor

By:/s/ Kathleen A. Chapman                       Attest:/s/  Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary           Scott K. Richardson


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

           Signature                            Title                                       Date
                                              (Principal Executive Officer)

           Jan R. Carendi*                  Chief Executive Officer,                 April 26, 1999
           Jan R. Carendi                   Chairman of the Board and Director

                                              (Principal Financial Officer)


       /s/ Thomas M. Mazzaferro                Executive Vice President and          April 26, 1999
             Thomas M. Mazzaferro              Chief Financial Officer

                                             (Principal Accounting Officer)

       /s/ David R. Monroe               Senior Vice President Treasurer             April 26, 1999
            David R. Monroe               and Corporate Controller

                                                         (Board of Directors)


          Jan. R. Carendi*                  Gordon C. Boronow*                         Malcolm M. Campbell*
           Jan. R. Carendi                   Gordon C. Boronow                          Malcolm M. Campbell

         Henrik Danckwardt*                  Amanda C. Sutyak*                            Wade A. Dokken*
          Henrik Danckwardt                  Amanda C. Sutyak                             Wade A. Dokken

       Thomas M. Mazzaferro*                Gunnar Moberg*                            Bayard F. Tracy*
        Thomas M. Mazzaferro                   Gunnar Moberg                              Bayard F. Tracy

       Anders Soderstrom*                   C. Ake Svensson*                          Lincoln R. Collins*
        Anders Soderstrom                     C. Ake Svensson                           Lincoln R. Collins

                                            Nancy F. Brunetti*
                                              Nancy F. Brunetti

                                     *By: /s/ Kathleen A. Chapman
                                              Kathleen A. Chapman

     *Pursuant to Powers of Attorney  filed with Initial Registration Statement No. 333-25733
